Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans — 76.3%
Automobiles & Components — 1.0%
ABC Technologies, Inc.	First Lien Term Loan	8.30%	EURIBOR	613	8/22/2031	EUR	19,510,325	$21,897,314	$21,456,453	[1,3,4,8]
ABC Technologies, Inc.	First Lien Term Loan	9.73%	SOFR	600	8/22/2031	USD	33,197,265	32,088,386	31,952,368	[1,3,4]
Arrowhead Holdco Company	First Lien Term Loan	7.91%, 2.75% PIK	EURIBOR	550	8/31/2028	EUR	15,789,514	15,752,154	14,582,607	[1,3,4,7,8]
Arrowhead Holdco Company	First Lien Term Loan	8.88%, 2.75% PIK	SOFR	500	8/31/2028	USD	5,143,638	5,094,759	4,118,998	[1,3,4,6,7]
Burgess Point Intermediate, Inc.	Delayed Draw	1.00%			7/25/2029	USD	1,260,236	(35,452)	(162,742)	[1,2,3,6]
Burgess Point Intermediate, Inc.	First Lien Term Loan	9.66%	SOFR	600	7/25/2029	USD	1,260,236	1,226,436	1,097,494	[1,3,4,6]
Circauto Bidco AB	Delayed Draw	1.00%			5/29/2031	SEK	157,356,412	(290,308)	1,568,845	[1,2,3,8]
Circauto Bidco AB	Delayed Draw	7.99%	STIBOR	600	6/14/2031	SEK	292,484,744	26,856,520	29,570,124	[1,3,4,5,8]
Circauto Bidco AB	Delayed Draw	8.29%	EURIBOR	600	6/14/2031	EUR	2,948,206	3,104,956	3,368,609	[1,3,4,8]
Collision SP Subco, LLC	Delayed Draw	8.41%	SOFR	475	1/29/2030	USD	264,625	262,133	263,100	[1,3,4,5]
Collision SP Subco, LLC	Delayed Draw	8.48%	SOFR	475	1/29/2030	USD	2,112,581	194,191	207,134	[1,3,4,5]
Collision SP Subco, LLC	First Lien Term Loan	8.41%	SOFR	475	1/29/2030	USD	537,256	533,038	534,159	[1,3,4]
Collision SP Subco, LLC	Revolver	0.50%			1/29/2030	USD	74,941	(561)	(432)	[1,2,3]
Continental Acquisition Holdings, Inc.	Delayed Draw	10.88% PIK	SOFR	700	7/20/2028	USD	3,192,053	3,139,537	1,740,946	[1,3,4,7]
Continental Acquisition Holdings, Inc.	First Lien Term Loan	10.88% PIK	SOFR	700	7/20/2028	USD	8,656,322	8,604,584	4,721,158	[1,3,4,7]
Denali Midco 2 LLC	Delayed Draw	9.14%	SOFR	550	12/22/2028	USD	9,931,749	9,459,773	9,680,110	[1,3,4,5]
Denali Midco 2 LLC	First Lien Term Loan	9.14%	SOFR	550	12/22/2028	USD	6,301,161	6,237,058	6,265,016	[1,3,4]
DriveCentric Holdings, LLC	Delayed Draw	1.00%			8/15/2031	USD	11,162,273	(103,131)	-	[1,2,3,6]
DriveCentric Holdings, LLC	First Lien Term Loan	8.23%	SOFR	450	8/15/2031	USD	11,162,273	11,064,198	11,162,273	[1,3,4,6]
Fenix Topco, LLC	Delayed Draw	10.74%	SOFR	700	3/28/2029	USD	807,337	798,803	766,924	[1,3,4]
Fenix Topco, LLC	First Lien Term Loan	10.74%	SOFR	700	3/28/2029	USD	13,462,352	13,259,158	12,788,463	[1,3,4]
High Bar Brands Operating, LLC	Delayed Draw	8.98%	SOFR	525	12/19/2029	USD	3,276,628	1,315,296	1,364,135	[1,3,4,5,6]
High Bar Brands Operating, LLC	First Lien Term Loan	8.98%	SOFR	525	12/19/2029	USD	9,347,310	9,224,887	9,347,310	[1,3,4,6]
High Bar Brands Operating, LLC	Revolver	8.93%	SOFR	525	12/19/2029	USD	1,508,774	404,746	422,457	[1,3,4,5,6]
LEHR Upfitters, LLC	Delayed Draw	1.00%			9/19/2029	USD	402,929	(5,552)	(5,422)	[1,2,3]
Leonard Group, Inc.	First Lien Term Loan	10.74%	SOFR	675	2/26/2027	USD	10,062,679	9,905,506	8,282,088	[1,3,4]
Majco LLC	Revolver	0.50%			12/3/2027	USD	4,545,455	(7,824)	(6,860)	[1,2,3]
Majco LLC	Delayed Draw	8.15%	SOFR	450	12/3/2028	USD	22,727,272	14,795,842	14,845,655	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Majco LLC	First Lien Term Loan	8.17%	SOFR	450	12/3/2028	USD	22,727,273	$22,680,948	$22,692,974	[1,3,4]
POY Holdings, LLC	Delayed Draw	9.38%	SOFR	550	11/16/2027	USD	2,035,360	1,745,239	1,703,351	[1,3,4,5]
POY Holdings, LLC	First Lien Term Loan	9.38%	SOFR	550	11/16/2027	USD	10,236,517	10,140,408	9,990,518	[1,3,4]
POY Holdings, LLC	Revolver	9.38%	SOFR	550	11/16/2027	USD	2,406,511	1,764,781	1,706,943	[1,3,4,5]
Quality Automotive Services, LLC	Delayed Draw	8.64%	SOFR	500	1/30/2027	USD	2,825,565	2,815,276	2,821,300	[1,3,4,6]
Quality Automotive Services, LLC	Delayed Draw	8.73%	SOFR	500	7/16/2027	USD	8,404,235	6,510,931	6,566,396	[1,3,4,5,6]
Quality Automotive Services, LLC	First Lien Term Loan	8.62%	SOFR	500	7/16/2027	USD	2,042,613	2,034,286	2,039,530	[1,3,4,6]
Quality Automotive Services, LLC	Revolver	0.50%			7/16/2027	USD	1,477,132	(10,683)	(2,229)	[1,2,3,6]
Race Winning Brands, Inc.	First Lien Term Loan	10.38%, 5.50% PIK	SOFR	650	11/16/2027	USD	26,551,356	26,271,702	20,444,545	[1,3,4,6,7]
Race Winning Brands, Inc.	Revolver	10.38%, 5.50% PIK	SOFR	650	11/16/2027	USD	3,179,630	2,237,696	1,510,815	[1,3,4,5,7]
Ranger Intermediate II, LLC	First Lien Term Loan	9.17%	SOFR	550	10/28/2031	USD	18,372,642	18,120,356	18,234,847	[1,3,4]
Speedstar Holding, LLC	Delayed Draw	9.73%	SOFR	600	7/22/2027	USD	2,363,528	1,297,721	1,133,552	[1,3,4,5]
Speedstar Holding, LLC	First Lien Term Loan	9.73%	SOFR	600	7/22/2027	USD	3,038,608	3,009,374	2,787,941	[1,3,4]
Speedstar Holding, LLC	First Lien Term Loan	9.75%	SOFR	600	7/22/2027	USD	6,013,706	5,953,569	5,517,612	[1,3,4]
Sun Acquirer Corp.	Revolver	0.50%			9/5/2027	USD	243,455	(516)	(2,195)	[1,2,3,6]
Sun Acquirer Corp.	Delayed Draw	8.14%	SOFR	450	9/5/2028	USD	6,098,544	4,608,560	4,612,083	[1,3,4,5,6]
Sun Acquirer Corp.	First Lien Term Loan	8.14%	SOFR	450	9/5/2028	USD	2,586,391	2,578,137	2,563,070	[1,3,4,6]
Superior Industries International, Inc.	First Lien Term Loan	13.62%	SOFR	1000	12/8/2030	USD	1,699,186	1,699,186	1,676,721	[1,3,4]
Telle Tire & Auto Service, LLC	Delayed Draw	8.38%	SOFR	475	3/3/2031	USD	1,226,835	1,179,529	1,169,280	[1,3,4,5,6]
Telle Tire & Auto Service, LLC	Delayed Draw	8.38%	SOFR	475	3/3/2031	USD	780,874	344,232	338,512	[1,3,4,5,6]
Telle Tire & Auto Service, LLC	First Lien Term Loan	8.49%	SOFR	475	3/3/2031	USD	117,094	115,644	114,577	[1,3,4,6]
Telle Tire & Auto Service, LLC	Revolver	8.38%	SOFR	475	3/3/2031	USD	61,889	41,105	40,500	[1,3,4,5,6]
								309,913,928	297,591,613
Banks — 0.3%
Empyrean Solutions LLC	Delayed Draw	1.00%			11/26/2031	USD	4,976,959	(44,425)	(69,785)	[1,2,3,6]
Empyrean Solutions LLC	Revolver	0.50%			11/26/2031	USD	1,866,359	(14,612)	(26,169)	[1,2,3,6]
OSP Hamilton Purchaser, LLC	Delayed Draw	8.41%	SOFR	475	12/28/2029	USD	58,459,004	57,255,105	56,412,360	[1,3,4,5]
OSP Hamilton Purchaser, LLC	First Lien Term Loan	8.41%	SOFR	475	12/28/2029	USD	43,789,078	43,222,750	42,649,096	[1,3,4]
OSP Hamilton Purchaser, LLC	Revolver	8.41%	SOFR	475	12/28/2029	USD	10,200,000	3,719,151	3,559,459	[1,3,4,5]
								104,137,969	102,524,961

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Capital Goods — 5.7%
AA&D Midco, Inc.	First Lien Term Loan	8.48%	SOFR	475	12/1/2030	USD	4,310,676	$4,269,963	$4,271,809	[1,3,4]
AA&D Midco, Inc.	Revolver	8.48%	SOFR	475	12/1/2030	USD	559,223	234,130	234,322	[1,3,4,5]
AA&D Midco, Inc.	Revolver	10.50%	PRIME	375	12/1/2030	USD	23,301	23,080	23,091	[1,3,4]
Accel International Holdings, Inc.	First Lien Term Loan	7.89%	SOFR	425	4/24/2032	USD	20,358,108	20,269,481	20,310,869	[1,3,4]
Accel International Holdings, Inc.	Revolver	7.89%	SOFR	425	4/24/2032	USD	6,928,506	1,356,829	1,369,624	[1,3,4,5]
Accelevation LLC	Delayed Draw	8.64%	SOFR	450	1/2/2031	USD	5,902,760	3,719,142	3,728,697	[1,3,4,5]
Accelevation LLC	First Lien Term Loan	8.65%	SOFR	450	1/2/2031	USD	15,676,410	15,487,924	15,502,595	[1,3,4]
Accelevation LLC	First Lien Term Loan	8.90%	SOFR	525	1/2/2031	USD	18,500,000	18,223,312	18,222,500	[1,3,4]
Accelevation LLC	Revolver	8.64%	SOFR	450	1/2/2031	USD	3,948,719	2,587,978	2,588,697	[1,3,4,5]
AeriTek Global Holdings LLC	First Lien Term Loan	10.17%	SOFR	650	8/27/2030	USD	5,154,398	5,084,858	5,096,790	[1,3,4,6]
AeriTek Global Holdings LLC	Revolver	10.17%	SOFR	650	8/27/2030	USD	518,351	157,976	159,212	[1,3,4,5,6]
AG-Twin Brook Technology	First Lien Term Loan	10.32%, 4.75% PIK	SOFR	650	10/5/2027	USD	25,588,729	25,364,421	25,289,004	[1,3,4,6,7]
AirX Climate Solutions, Inc.	Delayed Draw	8.61%	SOFR	500	11/7/2029	USD	12,345,323	6,748,218	6,892,303	[1,3,4,5]
AirX Climate Solutions, Inc.	First Lien Term Loan	8.61%	SOFR	500	11/7/2029	USD	11,168,519	11,053,457	11,168,519	[1,3,4]
AirX Climate Solutions, Inc.	Revolver	9.50%	SOFR	575	11/7/2029	USD	1,258,390	251,866	263,663	[1,3,4,5]
AMP Purchaser, LLC	First Lien Term Loan	8.14%	SOFR	450	4/1/2033	USD	21,422,216	21,317,207	21,393,064	[1,3,4,6]
AMP Purchaser, LLC	Revolver	0.50%			4/1/2033	USD	2,764,157	(13,457)	(3,762)	[1,2,3,6]
Ampirical Solutions, LLC	Delayed Draw	1.00%			9/30/2032	USD	5,973,451	(56,832)	(53,860)	[1,2,3,6]
Ampirical Solutions, LLC	First Lien Term Loan	7.98%	SOFR	425	9/30/2032	USD	3,982,301	3,945,426	3,946,394	[1,3,4,6]
Ampirical Solutions, LLC	Revolver	0.50%			9/30/2032	USD	1,592,920	(14,374)	(14,363)	[1,2,3,6]
API Holdings III, LLC	Delayed Draw	1.00%			6/5/2033	USD	1,630,454	(16,223)	(16,305)	[1,2,3]
API Holdings III, LLC	First Lien Term Loan	9.16%	SOFR	550	6/5/2033	USD	11,739,112	11,622,546	11,621,720	[1,3,4]
API Holdings III, LLC	Revolver	0.50%			6/5/2033	USD	1,234,598	(12,223)	(12,346)	[1,2,3]
Arcoro Holdings Corp.	First Lien Term Loan	9.23%	SOFR	550	3/28/2030	USD	9,852,906	9,715,015	9,642,755	[1,3,4]
Arcoro Holdings Corp.	Revolver	0.50%			3/28/2030	USD	1,956,522	(24,875)	(41,730)	[1,2,3]
Associated Spring US, LLC	Delayed Draw	9.23%	SOFR	550	4/4/2030	USD	11,497,761	8,453,302	8,566,010	[1,3,4,5]
Associated Spring US, LLC	First Lien Term Loan	9.23%	SOFR	550	4/4/2030	USD	17,431,680	17,178,752	17,401,127	[1,3,4]
Associated Spring US, LLC	Revolver	0.50%			4/4/2030	USD	2,181,818	(27,410)	(3,824)	[1,2,3]
Blackbird Purchaser, Inc.	Revolver	9.48%	SOFR	575	12/19/2029	USD	5,526,420	3,248,715	3,238,361	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Blackbird Purchaser, Inc.	Delayed Draw	9.39%	SOFR	575	12/19/2030	USD	2,780,764	$353,406	$360,206	[1,3,4,5,6]
Blackbird Purchaser, Inc.	First Lien Term Loan	9.39%	SOFR	575	12/19/2030	USD	40,599,654	40,012,780	40,030,384	[1,3,4,6]
BlackHawk Industrial Distribution, Inc.	Delayed Draw	9.13%	SOFR	525	9/17/2026	USD	1,163,981	207,007	93,556	[1,3,4,5,6]
BlackHawk Industrial Distribution, Inc.	First Lien Term Loan	9.13%	SOFR	525	9/17/2026	USD	1,005,078	1,003,193	897,923	[1,3,4,6]
BlackHawk Industrial Distribution, Inc.	Revolver	9.63%	SOFR	575	9/17/2026	USD	192,017	136,936	116,819	[1,3,4,5,6]
Blue Raven Solutions, LLC	First Lien Term Loan	9.73%	SOFR	600	1/16/2032	USD	1,538,159	1,509,111	1,508,893	[1,3,4,6]
Blue Raven Solutions, LLC	Revolver	9.73%	SOFR	600	1/16/2032	USD	247,726	119,243	119,149	[1,3,4,5,6]
Chambertin Capital Limited	First Lien Term Loan	10.50% PIK	SONIA	675	6/20/2030	GBP	16,091,609	21,751,984	21,344,487	[1,3,4,7,8]
Cinelease, LLC	Revolver	11.15%	SOFR	750	8/7/2030	USD	5,368,262	4,190,258	4,340,516	[1,3,4,5]
Cobham Holdings Inc.	First Lien Term Loan	8.68%	SOFR	500	1/9/2030	USD	477,023	475,069	481,341	[1,3,4]
Cobham Holdings, Inc.	Revolver	8.66%	SOFR	500	1/9/2028	USD	2,343,750	585,937	585,937	[1,3,4,5]
Cobham Holdings, Inc.	First Lien Term Loan	8.64%	SOFR	500	1/9/2030	USD	22,061,447	21,672,613	22,261,178	[1,3,4]
Consor Intermediate II, LLC	Delayed Draw	1.00%			5/10/2031	USD	3,443,662	(41,110)	(24,270)	[1,2,3]
Consor Intermediate II, LLC	Delayed Draw	8.14%	SOFR	450	5/10/2031	USD	3,116,197	230,914	224,517	[1,3,4,5]
Consor Intermediate II, LLC	Delayed Draw	8.18%	SOFR	450	5/10/2031	USD	4,736,620	334,355	341,264	[1,3,4,5]
Consor Intermediate II, LLC	First Lien Term Loan	8.18%	SOFR	450	5/10/2031	USD	9,825,892	9,751,735	9,749,504	[1,3,4]
Consor Intermediate II, LLC	Revolver	8.23%	SOFR	450	5/10/2031	USD	5,239,438	2,559,118	2,548,448	[1,3,4,5]
Duro Dyne National Corp.	Delayed Draw	1.00%			11/15/2031	USD	2,837,624	(25,259)	(32,687)	[1,2,3]
Duro Dyne National Corp.	Revolver	0.50%			11/15/2031	USD	2,837,624	(21,659)	(32,687)	[1,2,3]
Dwyer Instruments, LLC	First Lien Term Loan	8.37%	SOFR	475	7/20/2029	USD	221,983	219,779	219,763	[1,3,4]
Dwyer Instruments, LLC	Delayed Draw	8.48%	SOFR	475	11/20/2032	USD	5,093,882	5,003,741	5,042,944	[1,3,4]
Dwyer Instruments, LLC	First Lien Term Loan	8.48%	SOFR	475	11/20/2032	USD	5,889,837	5,820,219	5,830,938	[1,3,4]
Dwyer Instruments, LLC	Revolver	8.48%	SOFR	475	11/20/2032	USD	5,273,058	4,451,265	4,418,434	[1,3,4,5]
Eagle U.S. Purchaser, Inc.	First Lien Term Loan	8.70%	SOFR	500	12/31/2032	USD	53,565,200	52,802,860	53,350,317	[1,3,4]
Eagle U.S. Purchaser, Inc.	Revolver	0.50%			12/31/2032	USD	6,898,427	(96,217)	(27,674)	[1,2,3]
Eastern Metal Supply Borrower, LLC	First Lien Term Loan	9.73%	SOFR	600	1/6/2031	USD	15,000,000	14,791,976	14,726,266	[1,3,4]
ELM Debtco, LLC	Delayed Draw	1.00%			11/14/2031	USD	70,227	(631)	(633)	[1,2,3,6]
ELM Debtco, LLC	First Lien Term Loan	8.23%	SOFR	450	11/14/2031	USD	309,000	306,159	306,214	[1,3,4,6]
ELM Debtco, LLC	Revolver	8.16%	SOFR	450	11/14/2031	USD	71,092	5,049	5,046	[1,3,4,5,6]
ELM Debtco, LLC	Revolver	10.25%	PRIME	350	11/14/2031	USD	7,899	7,828	7,828	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Endurance PT Technology Buyer Corporation	First Lien Term Loan	10.23%	SOFR	650	10/28/2031	USD	5,898,753	$5,763,305	$5,875,090	[1,3,4,6]
Endurance PT Technology Buyer Corporation	Revolver	10.14%	SOFR	650	10/28/2031	USD	533,471	201,366	211,248	[1,3,4,5,6]
Excelitas Technologies Corp.	Delayed Draw	8.89%	SOFR	525	8/12/2029	USD	1,945,305	1,760,324	1,783,196	[1,3,4,5,6]
Fastener Distribution Holdings, LLC	Delayed Draw	1.00%			11/4/2031	USD	15,365,461	(150,084)	(140,481)	[1,2,3]
Flow Control Solutions, Inc.	Delayed Draw	8.73%	SOFR	500	3/31/2029	USD	4,301,356	4,261,420	4,258,343	[1,3,4,6]
Flow Control Solutions, Inc.	First Lien Term Loan	8.73%	SOFR	500	3/31/2029	USD	4,978,998	4,924,516	4,929,208	[1,3,4,6]
Flow Control Solutions, Inc.	Revolver	0.50%			3/31/2029	USD	1,205,317	(10,663)	(12,053)	[1,2,3,6]
Flow Control Solutions, Inc.	Revolver	8.73%	SOFR	500	3/31/2029	USD	420,949	180,696	176,487	[1,3,4,5,6]
Flow Intermediate II, LLC	Delayed Draw	8.24%	SOFR	450	8/29/2031	USD	4,937,291	3,429,975	3,453,507	[1,3,4,5]
Flow Intermediate II, LLC	First Lien Term Loan	8.24%	SOFR	450	8/29/2031	USD	22,145,473	21,997,473	22,115,457	[1,3,4]
Flow Intermediate II, LLC	Revolver	8.16%	SOFR	450	8/29/2031	USD	3,297,297	2,467,933	2,484,990	[1,3,4,5]
GB Eagle Parent, Inc.	Revolver	0.50%			12/1/2030	USD	2,221,229	(19,670)	(20,028)	[1,2,3]
Geo TopCo Corporation	Revolver	8.17%	SOFR	450	10/15/2031	USD	903,705	205,601	210,864	[1,3,4,5]
GMES, LLC	Delayed Draw	8.98%	SOFR	525	9/9/2031	USD	6,382,979	3,542,913	3,532,917	[1,3,4,5]
GMES, LLC	First Lien Term Loan	8.98%	SOFR	525	9/9/2031	USD	39,164,893	38,725,530	38,648,842	[1,3,4]
GMES, LLC	Revolver	8.98%	SOFR	525	9/9/2031	USD	4,255,319	804,751	794,994	[1,3,4,5]
Graffiti Buyer, Inc.	Delayed Draw	9.27%	SOFR	550	8/10/2027	USD	2,591,360	1,558,192	1,540,175	[1,3,4,5,6]
Graffiti Buyer, Inc.	First Lien Term Loan	9.27%	SOFR	550	8/10/2027	USD	1,361,239	1,352,061	1,318,508	[1,3,4,6]
Graffiti Buyer, Inc.	Revolver	9.27%	SOFR	550	8/10/2027	USD	703,494	117,249	95,166	[1,3,4,5]
Graffiti Buyer, Inc.	Delayed Draw	9.27%	SOFR	550	4/29/2030	USD	1,157,986	244,556	218,819	[1,3,4,5]
Graffiti Buyer, Inc.	First Lien Term Loan	9.27%	SOFR	550	4/29/2030	USD	4,186,584	4,162,669	4,055,163	[1,3,4]
Harvey Tool Company, LLC	Delayed Draw	1.00%			8/6/2032	USD	249,317	(1,174)	(874)	[1,2,3,6]
Harvey Tool Company, LLC	First Lien Term Loan	7.04%	EURIBOR	475	8/6/2032	EUR	1,363,941	1,584,315	1,556,082	[1,3,4,6,8]
Harvey Tool Company, LLC	First Lien Term Loan	8.23%	SOFR	450	8/6/2032	USD	2,189,456	2,179,489	2,181,779	[1,3,4,6]
Harvey Tool Company, LLC	Revolver	0.50%			8/6/2032	USD	253,807	(1,120)	(890)	[1,2,3,6]
HASA Acquisition, LLC	Delayed Draw	1.00%			1/10/2029	USD	755,279	(6,124)	(3,030)	[1,2,3,6]
HASA Acquisition, LLC	First Lien Term Loan	8.18%	SOFR	450	1/10/2029	USD	4,505,817	4,457,167	4,487,741	[1,3,4,6]
HASA Acquisition, LLC	Revolver	8.18%	SOFR	450	1/10/2029	USD	786,748	629,112	640,011	[1,3,4,5,6]
Horizon Avionics Buyer, LLC	Delayed Draw	8.48%	SOFR	475	3/28/2032	USD	16,126,258	6,952,889	7,029,057	[1,3,4,5,6]
Horizon Avionics Buyer, LLC	First Lien Term Loan	8.48%	SOFR	475	3/28/2032	USD	41,948,494	41,730,816	42,053,365	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Horizon Avionics Buyer, LLC	Revolver	8.48%	SOFR	475	3/28/2032	USD	9,015,874	$4,777,232	$4,846,326	[1,3,4,5,6]
Hydraulic Technologies USA LLC	Revolver	9.23%	SOFR	550	6/3/2030	USD	3,148,500	1,782,858	1,718,951	[1,3,4,5,6]
Hydraulic Technologies USA LLC	First Lien Term Loan	9.23%	SOFR	550	6/3/2031	USD	19,819,933	19,511,587	19,145,234	[1,3,4,6]
Hyperion Solutions Corporation	First Lien Term Loan	9.66%	SOFR	600	12/2/2029	USD	3,313,439	3,313,439	3,313,439	[1,3,4]
Hyperion Solutions Corporation	Revolver	9.64%	SOFR	600	12/2/2029	USD	467,857	78,600	78,600	[1,3,4,5]
Ideal Components Acquisition, LLC	Delayed Draw	1.00%			6/30/2032	USD	6,183,206	(57,545)	(17,096)	[1,2,3]
Ideal Components Acquisition, LLC	First Lien Term Loan	8.64%	SOFR	500	6/30/2032	USD	33,495,802	33,196,071	33,277,300	[1,3,4]
Ideal Components Acquisition, LLC	Revolver	8.64%	SOFR	500	6/30/2032	USD	5,152,672	1,947,900	1,958,755	[1,3,4,5]
ISC CG Buyer, LLC	Delayed Draw	7.92%	SOFR	425	8/29/2031	USD	1,726,421	504,554	508,320	[1,3,4,5]
ISC CG Buyer, LLC	First Lien Term Loan	7.92%	SOFR	425	8/29/2031	USD	1,537,478	1,523,765	1,526,605	[1,3,4]
ISC CG Buyer, LLC	Revolver	7.92%	SOFR	425	8/29/2031	USD	358,832	109,918	110,494	[1,3,4,5]
Jet Equipment & Tools Ltd.	First Lien Term Loan	7.53%	CORRA	525	12/28/2028	CAD	3,152,000	2,286,442	2,168,972	[1,3,4,8]
JSG II, INC	Delayed Draw	1.00%			9/30/2032	USD	5,036,284	(23,852)	(20,204)	[1,2,3,6]
JSG II, INC	First Lien Term Loan	8.14%	SOFR	450	9/30/2032	USD	18,142,711	18,059,301	18,069,929	[1,3,4,6]
JSG II, INC	Revolver	0.50%			9/30/2032	USD	2,163,226	(9,646)	(8,678)	[1,2,3,6]
Keel Platform, LLC	Delayed Draw	8.48%	SOFR	475	1/19/2031	USD	3,250,644	773,267	763,470	[1,3,4,5]
Keel Platform, LLC	Delayed Draw	10.50%	PRIME	375	1/19/2031	USD	4,219,066	568,586	504,458	[1,3,4,5]
Keel Platform, LLC	First Lien Term Loan	8.48%	SOFR	475	1/19/2031	USD	16,939,923	16,819,576	16,682,448	[1,3,4]
LEG Purchaser Inc.	First Lien Term Loan	9.17%	SOFR	550	1/12/2032	USD	995,702	981,635	981,741	[1,3,4,6]
LEG Purchaser Inc.	Revolver	11.25%	PRIME	450	1/12/2032	USD	124,145	70,286	70,263	[1,3,4,5,6]
Lindstrom, LLC	First Lien Term Loan	9.24%	SOFR	550	12/30/2032	USD	43,569,132	42,948,117	42,960,434	[1,3,4]
Lindstrom, LLC	Revolver	0.50%			12/30/2032	USD	6,430,868	(90,014)	(89,845)	[1,2,3]
Livewire Acquisition, Inc.	Delayed Draw	1.00%			1/2/2033	USD	7,451,551	(72,138)	(67,188)	[1,2,3,6]
Livewire Acquisition, Inc.	First Lien Term Loan	7.98%	SOFR	425	1/2/2033	USD	1,665,408	1,649,627	1,650,392	[1,3,4,6]
Livewire Acquisition, Inc.	Revolver	7.98%	SOFR	425	1/2/2033	USD	4,951,159	1,627,162	1,628,983	[1,3,4,5,6]
LJ Avalon Holdings, LLC	Revolver	0.50%			2/1/2029	USD	1,810,345	(68,706)	(15,841)	[1,2,3]
LJ Avalon Holdings, LLC	Revolver	8.48%	SOFR	475	2/1/2029	USD	1,168,935	130,334	130,044	[1,3,4,5]
LJ Avalon Holdings, LLC	Delayed Draw	8.14%	SOFR	450	2/1/2030	USD	13,326,716	6,316,688	6,325,191	[1,3,4,5]
LJ Avalon Holdings, LLC	Delayed Draw	8.16%	SOFR	450	2/1/2030	USD	6,567,616	6,537,960	6,510,150	[1,3,4]
LJ Avalon Holdings, LLC	Delayed Draw	8.41%	SOFR	475	2/1/2030	USD	17,127,195	16,841,481	16,977,331	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
LJ Avalon Holdings, LLC	Delayed Draw	8.48%	SOFR	475	2/1/2030	USD	6,238,578	$5,563,311	$5,562,396	[1,3,4,5]
LJ Avalon Holdings, LLC	First Lien Term Loan	8.18%	SOFR	450	2/1/2030	USD	14,988,779	14,700,998	14,857,628	[1,3,4]
LJ Avalon Holdings, LLC	First Lien Term Loan	8.48%	SOFR	475	2/1/2030	USD	5,092,486	5,048,705	5,047,927	[1,3,4]
LJ Avalon Holdings, LLC	Revolver	0.50%			8/12/2031	USD	1,222,451	(2,612)	(10,696)	[1,2,3]
LJ Avalon Holdings, LLC	Revolver	8.30%	SOFR	475	8/12/2031	USD	2,049,933	592,380	591,991	[1,3,4,5]
Lonestar Midco I LLC	First Lien Term Loan	8.23%	SOFR	450	3/17/2031	USD	20,995,192	20,814,980	21,205,144	[1,3,4]
Lonestar Midco I LLC	Revolver	8.23%	SOFR	450	3/17/2031	USD	3,846,155	2,224,414	2,256,409	[1,3,4,5]
MAG DS Corp.	First Lien Term Loan	9.33%	SOFR	550	4/1/2027	USD	8,040,604	7,977,306	8,040,604	[1,3,4,9]
Mandrake BidCo, Inc.	First Lien Term Loan	8.16%	SOFR	450	8/20/2031	USD	3,982,880	3,951,367	4,015,317	[1,3,4]
Mandrake BidCo, Inc.	Revolver	0.50%			8/20/2031	USD	724,000	(4,991)	-	[1,2,3]
ManTech International Corporation	Revolver	0.50%			9/14/2028	USD	2,158,462	-	-	[1,2,3]
ManTech International Corporation	Delayed Draw	8.16%	SOFR	450	9/14/2029	USD	450,178	450,178	450,178	[1,3,4]
ManTech International Corporation	First Lien Term Loan	8.16%	SOFR	450	9/14/2029	USD	30,774,291	30,525,982	30,774,291	[1,3,4]
ManTech International Corporation	Revolver	8.16%	SOFR	450	9/14/2029	USD	1,656,808	297,522	297,522	[1,3,4,5]
Marcone Yellowstone Buyer, Inc.	Delayed Draw	10.88%, 3.25% PIK	ARR CSA	700	6/23/2028	USD	1,379,336	1,348,097	1,263,346	[1,3,4,7]
Marcone Yellowstone Buyer, Inc.	First Lien Term Loan	10.88%, 3.25% PIK	ARR CSA	700	6/23/2028	USD	4,147,595	4,113,365	3,798,819	[1,3,4,7]
MDC Interior Acquisition, Inc.	First Lien Term Loan	8.73%	SOFR	500	4/26/2030	USD	199,989	198,282	197,685	[1,3,4,6]
MEI Buyer, LLC	Delayed Draw	7.89%	SOFR	425	6/29/2029	USD	2,048,188	1,981,635	2,045,097	[1,3,4,6]
MEI Buyer, LLC	First Lien Term Loan	7.89%	SOFR	425	6/29/2029	USD	14,562,036	14,251,617	14,540,060	[1,3,4,6]
MEI Buyer, LLC	Revolver	7.88%	SOFR	425	6/29/2029	USD	2,287,317	410,158	412,424	[1,3,5,6]
Micro Holdings LLC	Delayed Draw	7.98%	SOFR	425	11/12/2032	USD	6,000,000	381,277	348,533	[1,3,4,5]
Micro Holdings LLC	First Lien Term Loan	7.91%	SOFR	425	11/12/2032	USD	5,890,748	5,835,988	5,802,387	[1,3,4]
Micro Holdings LLC	Revolver	7.91%	SOFR	425	11/12/2032	USD	2,500,000	497,213	482,500	[1,3,4,5]
Momentum Textiles, LLC	First Lien Term Loan	9.23%	SOFR	550	3/28/2029	USD	12,895,934	12,783,954	12,895,934	[1,3,4,6]
Momentum Textiles, LLC	Revolver	0.50%			3/28/2029	USD	1,033,149	(7,075)	-	[1,2,3,6]
Monroe Engineering Group LLC	Delayed Draw	1.00%			12/20/2028	USD	887,953	(8,080)	-	[1,2,3]
Monroe Engineering Group LLC	Delayed Draw	8.48%	SOFR	475	12/20/2028	USD	18,759,728	18,309,460	18,475,583	[1,3,4,5]
Motion & Control Enterprises LLC	Delayed Draw	1.00%			6/1/2028	USD	2,785,793	(32,131)	(25,118)	[1,2,3,6]
Motion & Control Enterprises LLC	Delayed Draw	9.66%	SOFR	600	6/1/2028	USD	8,034,176	7,917,452	7,921,524	[1,3,4,6]
Motion & Control Enterprises LLC	First Lien Term Loan	9.66%	SOFR	600	6/1/2028	USD	33,794,407	33,394,889	33,320,557	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Motion & Control Enterprises LLC	Revolver	9.66%	SOFR	600	6/1/2028	USD	1,410,566	$1,410,566	$1,390,787	[1,3,4,6]
NFO Orange Buyer, LLC	Delayed Draw	1.00%			1/13/2033	USD	9,149,777	(44,254)	(57,859)	[1,2,3,6]
NFO Orange Buyer, LLC	First Lien Term Loan	8.24%	SOFR	450	1/13/2033	USD	42,698,963	42,495,620	42,428,956	[1,3,4,6]
NFO Orange Buyer, LLC	Revolver	10.25%	PRIME	350	1/13/2033	USD	6,099,851	3,326,282	3,316,346	[1,3,4,5,6]
Pareto Buyer, LLC	Delayed Draw	1.00%			12/12/2032	USD	13,151,928	(108,990)	(118,585)	[1,2,3]
Pareto Buyer, LLC	First Lien Term Loan	8.23%	SOFR	450	12/12/2032	USD	47,127,740	46,744,919	46,702,808	[1,3,4]
Pareto Buyer, LLC	Revolver	0.50%			12/12/2032	USD	8,767,951	(69,747)	(79,057)	[1,2,3]
Paris US Holdco, Inc.	Delayed Draw	8.39%	SOFR	475	12/2/2031	USD	1,079,157	1,069,622	1,079,157	[1,3,4,6]
Paris US Holdco, Inc.	First Lien Term Loan	8.39%	SOFR	475	12/2/2031	USD	4,139,916	4,105,646	4,139,916	[1,3,4,6]
Paris US Holdco, Inc.	Revolver	8.39%	SOFR	475	12/2/2031	USD	764,932	51,400	57,370	[1,3,4,5,6]
Paris US Holdco, Inc.	Delayed Draw	8.64%	SOFR	500	6/25/2033	USD	857,946	132,279	132,267	[1,3,4,5,6]
Pave America Holding, LLC	Delayed Draw	8.93%, 2.88% PIK	SOFR	525	8/29/2032	USD	13,471,370	6,400,714	6,458,750	[1,3,4,5,6,7]
Pave America Holding, LLC	First Lien Term Loan	8.98%, 2.88% PIK	SOFR	525	8/29/2032	USD	39,145,123	38,728,815	38,885,872	[1,3,4,5,6,7]
Pave America Holding, LLC	Revolver	8.48%	SOFR	475	8/29/2032	USD	10,169,048	5,061,692	5,101,522	[1,3,4,5,6]
Pavement Preservation Acquisition, LLC	First Lien Term Loan	8.89%	SOFR	525	8/9/2030	USD	8,593,750	8,426,159	8,421,875	[1,3,4]
Pavement Preservation Acquisition, LLC	Revolver	8.89%	SOFR	525	8/9/2030	USD	1,406,249	539,394	538,593	[1,3,4,5]
PeachTree Buyer, Inc.	Delayed Draw	8.23%	SOFR	450	12/12/2032	USD	16,908,010	16,809,219	16,823,470	[1,3,4]
PeachTree Buyer, Inc.	First Lien Term Loan	8.23%	SOFR	450	12/12/2032	USD	49,033,229	48,750,150	48,788,063	[1,3,4]
PeachTree Buyer, Inc.	First Lien Term Loan	8.73%	SOFR	500	12/12/2032	USD	14,309,211	14,239,007	14,237,664	[1,3,4]
PeachTree Buyer, Inc.	Revolver	0.50%			12/12/2032	USD	690,789	(3,365)	(3,454)	[1,2,3]
PeachTree Buyer, Inc.	Revolver	8.23%	SOFR	450	12/12/2032	USD	2,472,965	577,761	588,248	[1,3,4,5]
PeachTree Buyer, Inc.	Revolver	10.25%	PRIME	350	12/12/2032	USD	7,396,552	1,178,904	1,176,119	[1,3,4,5]
Pike Corporation	Delayed Draw	1.00%			12/19/2032	USD	4,029,255	(19,393)	(38,629)	[1,2,3,6]
Pike Corporation	First Lien Term Loan	7.89%	SOFR	425	12/19/2032	USD	18,534,575	18,447,140	18,356,884	[1,3,4,6]
Pike Corporation	Revolver	0.50%			12/19/2032	USD	2,686,169	(12,427)	(25,752)	[1,2,3,6]
Play Holdings, Inc.	Revolver	9.23%	SOFR	550	10/29/2030	USD	2,038,835	442,394	440,917	[1,3,4,5]
Play Holdings, Inc.	First Lien Term Loan	9.23%	SOFR	550	10/29/2031	USD	32,878,762	32,427,559	32,401,685	[1,3,4]
Playpower, Inc.	Revolver	0.50%			8/28/2030	USD	3,282,828	(34,423)	(47,634)	[1,2,3]
PMI (US) Bidco, Inc.	Revolver	7.48%	SOFR	375	3/16/2032	USD	6,060,606	381,788	378,788	[1,3,4,5]
Process Insights Acquisition, Inc.	Delayed Draw	9.86%, 4.50% PIK	SOFR	615	7/18/2029	USD	1,619,751	779,277	652,938	[1,3,4,5,6,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Process Insights Acquisition, Inc.	First Lien Term Loan	9.92%, 4.60% PIK	SOFR	625	7/18/2029	USD	9,144,110	$9,009,283	$8,260,757	[1,3,4,6,7]
Process Insights Acquisition, Inc.	Revolver	9.92%, 4.60% PIK	SOFR	625	7/18/2029	USD	1,626,528	770,000	755,334	[1,3,4,5,6,7]
PT Intermediate Holdings III, LLC	Delayed Draw	8.48%, 1.75% PIK	SOFR	475	4/9/2030	USD	3,739,841	554,888	589,000	[1,3,4,5,7]
PT Intermediate Holdings III, LLC	First Lien Term Loan	8.48%, 1.75% PIK	SOFR	475	4/9/2030	USD	40,057,300	39,922,274	40,341,670	[1,3,4,7]
PumpTech, LLC	Delayed Draw	11.00%	PRIME	375	1/24/2031	USD	1,404,519	1,015,512	975,819	[1,3,4,5,6]
PumpTech, LLC	First Lien Term Loan	8.64%	SOFR	475	1/24/2031	USD	1,947,997	1,928,288	1,871,935	[1,3,4,6]
PumpTech, LLC	Revolver	8.64%	SOFR	475	1/24/2031	USD	438,630	54,264	41,357	[1,3,4,5,6]
Qinetic, Inc.	Delayed Draw	1.00%			4/30/2033	USD	4,068,966	(40,290)	(28,696)	[1,2,3,6]
Qinetic, Inc.	First Lien Term Loan	8.41%	SOFR	475	4/30/2033	USD	14,241,379	14,101,018	14,140,941	[1,3,4,6]
Qinetic, Inc.	Revolver	0.50%			4/30/2033	USD	2,034,483	(19,950)	(4,631)	[1,2,3,6]
Quatro Parent, Inc.	Delayed Draw	1.00%			5/1/2032	USD	10,714,286	(132,135)	(133,929)	[1,2,3]
Quatro Parent, Inc.	First Lien Term Loan	8.82%	SOFR	500	5/1/2032	USD	14,285,714	14,110,827	14,107,143	[1,3,4]
Radwell Parent, LLC	Delayed Draw	8.48%	SOFR	475	4/1/2029	USD	3,625,010	3,601,786	3,617,548	[1,3,4]
Radwell Parent, LLC	First Lien Term Loan	8.48%	SOFR	475	4/1/2029	USD	43,443,839	42,946,128	43,354,410	[1,3,4]
Radwell Parent, LLC	Revolver	8.45%	SOFR	475	4/1/2029	USD	2,171,300	409,260	404,790	[1,3,4,5]
Radwell Parent, LLC	Delayed Draw	8.48%	SOFR	475	4/1/2030	USD	17,509,724	505,265	551,249	[1,3,4,5,6]
Radwell Parent, LLC	First Lien Term Loan	8.48%	SOFR	475	4/1/2030	USD	921,169	918,975	919,273	[1,3,4,6]
Radwell Parent, LLC	Revolver	8.50%	SOFR	475	4/1/2030	USD	32,163	16,006	16,015	[1,3,4,5,6]
Red Fox CD Acquisition Corporation	Delayed Draw	9.73%	SOFR	600	3/4/2030	USD	14,713,656	14,274,398	14,357,635	[1,3,4,5,6]
Shur-Co Acquisition	First Lien Term Loan	9.23%	SOFR	550	6/30/2030	USD	2,108,822	2,066,669	2,066,646	[1,3,4]
Sigma Electric Manufacturing Corporation	Delayed Draw	9.52%	SOFR	575	12/31/2027	USD	74,668	73,335	74,668	[1,3,4,6]
Sigma Electric Manufacturing Corporation	First Lien Term Loan	9.52%	SOFR	575	12/31/2027	USD	1,735,977	1,723,404	1,735,977	[1,3,4,6]
Sigma Electric Manufacturing Corporation	Revolver	9.52%	SOFR	575	12/31/2027	USD	61,859	45,153	45,580	[1,3,4,5,6]
Skyrodema Bidco, LLC	Delayed Draw	1.00%			3/9/2033	USD	930,000	(11,369)	(4,799)	[1,2,3]
Sonar Acquisitionco, Inc.	Delayed Draw	8.65%	SOFR	500	10/24/2030	USD	5,283,019	5,241,946	5,283,019	[1,3,4]
Sonar Acquisitionco, Inc.	Delayed Draw	9.36%	BBSW	500	10/24/2030	AUD	26,521,758	17,219,632	18,361,782	[1,3,4,8]
Sonar Acquisitionco, Inc.	First Lien Term Loan	9.36%	BBSW	500	10/24/2030	AUD	22,398,486	14,976,549	15,507,121	[1,3,4,8]
Sonar Acquisitionco, Inc.	Revolver	0.50%			10/24/2030	USD	2,264,151	(16,371)	-	[1,2,3]
Sonny's Enterprises, LLC	Revolver	9.30%	SOFR	550	8/5/2027	USD	640,244	470,962	468,393	[1,3,4,5]
Sonny's Enterprises, LLC	Revolver	9.32%	SOFR	550	8/5/2027	USD	642,787	557,130	554,552	[1,3,4,5]
Sonny's Enterprises, LLC	Delayed Draw	9.29%	SOFR	550	8/5/2028	USD	727,808	716,905	724,889	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Sonny's Enterprises, LLC	First Lien Term Loan	9.30%	SOFR	550	8/5/2028	USD	9,794,918	$9,675,715	$9,755,625	[1,3,4]
Sunland Asphalt & Construction, LLC	Delayed Draw	10.74%	SOFR	700	6/16/2028	USD	4,386,328	4,233,053	4,424,051	[1,3,4]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	10.74%	SOFR	700	6/16/2028	USD	10,571,590	10,425,205	10,662,506	[1,3,4]
Sunvair Aerospace Group Inc.	Delayed Draw	1.00%			5/31/2031	USD	117,615	(1,760)	(1,764)	[1,2,3,6]
Sunvair Aerospace Group Inc.	First Lien Term Loan	8.70%	SOFR	500	5/31/2031	USD	373,750	368,163	368,144	[1,3,4,6]
Sunvair Aerospace Group Inc.	Revolver	8.70%	SOFR	500	5/31/2031	USD	140,146	10,364	10,356	[1,3,4,5,6]
Superman Holdings LLC	Delayed Draw	8.23%	SOFR	450	8/29/2031	USD	4,325,126	4,307,509	4,296,951	[1,3,4]
Superman Holdings LLC	First Lien Term Loan	8.23%	SOFR	450	8/29/2031	USD	10,465,360	10,423,651	10,397,187	[1,3,4]
Superman Holdings LLC	Revolver	0.50%			8/29/2031	USD	1,934,236	(7,177)	(12,600)	[1,2,3]
SureWerx Purchaser III, Inc.	Revolver	8.98%	SOFR	525	12/28/2028	USD	1,342,374	115,718	113,839	[1,3,4,5,6]
SureWerx Purchaser III, Inc.	Delayed Draw	8.98%	SOFR	525	12/28/2029	USD	1,000,000	494,375	498,491	[1,3,4,5]
SureWerx Purchaser III, Inc.	First Lien Term Loan	7.53%	CORRA	525	12/28/2029	CAD	413,007	300,641	284,200	[1,3,4,6,8]
SureWerx Purchaser III, Inc.	First Lien Term Loan	8.98%	SOFR	525	12/28/2029	USD	9,718,125	9,552,414	9,703,459	[1,3,4]
Tangent Technologies Acquisition, LLC	First Lien Term Loan	8.55%	SOFR	475	11/30/2027	USD	174,799	173,825	174,799	[1,3,4,6]
Tangent Technologies Acquisition, LLC	Second Lien Term Loan	12.55%	SOFR	875	5/30/2028	USD	2,500,000	2,500,000	2,500,000	[1,3,4]
TecoStar Holdings, Inc.	First Lien Term Loan	11.67%	SOFR	800	7/7/2029	USD	15,302,096	15,087,733	15,289,190	[1,3,4]
The Colt Group Intermediate, LLC	Delayed Draw	8.80%	SOFR	500	10/17/2030	USD	1,116,879	1,101,146	1,100,628	[1,3,4,6]
The Colt Group Intermediate, LLC	First Lien Term Loan	8.80%	SOFR	500	10/17/2030	USD	1,482,745	1,462,690	1,461,171	[1,3,4,6]
The Colt Group Intermediate, LLC	Revolver	11.00%	PRIME	400	10/17/2030	USD	558,823	253,682	252,654	[1,3,4,5,6]
The Vertex Companies, Inc.	Delayed Draw	8.61%	SOFR	500	8/31/2027	USD	5,425,440	5,383,776	5,390,098	[1,3,4]
The Vertex Companies, Inc.	Delayed Draw	8.74%	SOFR	500	8/31/2027	USD	3,780,119	3,723,478	3,755,495	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	8.74%	SOFR	500	8/31/2027	USD	19,189,481	18,976,427	19,064,478	[1,3,4]
The Vertex Companies, Inc.	Revolver	8.72%	SOFR	500	8/31/2027	USD	2,726,351	654,621	654,023	[1,3,4,5]
The Vertex Companies, Inc.	Revolver	8.74%	SOFR	500	8/31/2027	USD	1,304,348	940,497	932,000	[1,3,4,5]
The Vertex Companies, Inc.	First Lien Term Loan	8.74%	SOFR	500	8/31/2028	USD	801,576	795,498	796,354	[1,3,4]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	10.31%, 2.00% PIK	SOFR	650	12/1/2027	USD	4,376,568	4,376,568	3,374,052	[1,3,4,7]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	8.65%, 2.00% PIK	EURIBOR	650	12/1/2027	EUR	2,721,138	3,078,967	2,373,179	[1,3,4,7,8]
Time Manufacturing Acquisition, LLC	Revolver	10.24%, 2.00% PIK	SOFR	650	12/1/2027	USD	880,742	463,918	262,450	[1,3,4,5,7]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	8.57%	SOFR	500	12/15/2028	USD	23,168,269	23,168,269	23,168,269	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	8.57%	SOFR	500	1/7/2029	USD	14,775,000	$14,523,921	$14,775,000	[1,3,4]
Titan BW Borrower L.P.	Delayed Draw	8.41%	SOFR	475	7/24/2032	USD	424,203	250,595	250,697	[1,3,4,5,6]
Titan BW Borrower L.P.	First Lien Term Loan	9.01%, 2.88% PIK	SOFR	538	7/24/2032	USD	5,066,690	5,021,424	5,021,005	[1,3,4,6,7]
Titan BW Borrower L.P.	Revolver	0.50%			7/24/2032	USD	1,054,009	(9,157)	(9,504)	[1,2,3,6]
Tornatech, Inc.	First Lien Term Loan	8.39%	SOFR	475	10/8/2030	USD	41,439,103	40,962,147	41,075,722	[1,3,4]
Truck-Lite Co., LLC	Revolver	0.50%			2/13/2030	USD	3,428,148	(46,018)	(17,141)	[1,2,3,6]
Truck-Lite Co., LLC	Delayed Draw	8.41%	SOFR	475	2/13/2031	USD	3,420,854	2,852,109	2,889,528	[1,3,4,5,6]
Truck-Lite Co., LLC	First Lien Term Loan	8.41%	SOFR	475	2/13/2031	USD	31,141,432	30,618,182	30,985,725	[1,3,4,6]
Truck-Lite Co., LLC	Revolver	0.50%			2/13/2031	USD	2,673,522	830	(13,367)	[1,2,3,6]
Truck-Lite Co., LLC	Delayed Draw	1.00%			2/13/2032	USD	5,924,281	(66,368)	(29,621)	[1,2,3,6]
Truck-Lite Co., LLC	Delayed Draw	8.41%	SOFR	475	2/13/2032	USD	12,856,136	5,143,214	5,209,166	[1,3,4,5,6]
Truck-Lite Co., LLC	First Lien Term Loan	8.41%	SOFR	475	2/13/2032	USD	19,248,615	19,350,686	19,152,372	[1,3,4,6]
Trystar, LLC	Delayed Draw	7.91%	SOFR	425	8/6/2031	USD	1,195,904	1,185,891	1,195,904	[1,3,4]
Trystar, LLC	First Lien Term Loan	7.91%	SOFR	425	8/6/2031	USD	3,161,493	3,136,585	3,161,493	[1,3,4]
Trystar, LLC	Revolver	0.50%			8/6/2031	USD	2,834,016	(20,846)	-	[1,2,3]
Vessco Midco Holdings, LLC	Delayed Draw	1.00%			7/24/2031	USD	18,814,693	(123,179)	(139,229)	[1,2,3,6]
Vessco Midco Holdings, LLC	Delayed Draw	8.14%	SOFR	450	7/24/2031	USD	10,961,540	10,686,720	10,729,519	[1,3,4,5]
Vessco Midco Holdings, LLC	First Lien Term Loan	8.14%	SOFR	450	7/24/2031	USD	12,884,616	12,783,642	12,789,270	[1,3,4]
Vessco Midco Holdings, LLC	First Lien Term Loan	8.19%	SOFR	450	7/24/2031	USD	14,128,927	14,064,496	14,024,373	[1,3,4]
Vessco Midco Holdings, LLC	Revolver	0.50%			7/24/2031	USD	423,077	(3,212)	(3,131)	[1,2,3]
Vessco Midco Holdings, LLC	Revolver	10.25%	PRIME	350	7/24/2031	USD	5,478,371	1,535,527	1,531,369	[1,3,4,5,6]
Vessco Midco Holdings, LLC	Revolver	10.25%	PRIME	350	7/24/2031	USD	2,843,650	111,194	111,835	[1,3,4,5,6]
Walter Surface Technologies Inc.	Delayed Draw	8.58%	SOFR	475	3/31/2027	USD	5,904,905	2,471,933	2,520,268	[1,3,4,5,6]
Walter Surface Technologies Inc.	First Lien Term Loan	7.36%	CORRA	475	3/31/2027	CAD	6,321,454	4,660,149	4,457,064	[1,3,4,6,8]
Walter Surface Technologies Inc.	First Lien Term Loan	8.58%	SOFR	475	3/31/2027	USD	6,794,961	6,760,907	6,794,961	[1,3,4,6]
Werner FinCo, Inc.	First Lien Term Loan	8.92%	SOFR	525	6/16/2031	USD	6,970,388	6,879,791	6,970,388	[1,3,4,6]
Woolpert Holdings, Inc.	Revolver	8.22%	SOFR	460	4/5/2031	USD	2,531,533	582,252	573,545	[1,3,4,5,6]
Woolpert Holdings, Inc.	Delayed Draw	8.31%	SOFR	460	4/5/2032	USD	5,063,067	1,633,200	1,628,167	[1,3,4,5,6]
Woolpert Holdings, Inc.	First Lien Term Loan	8.22%	SOFR	460	4/5/2032	USD	13,283,247	13,376,971	13,336,835	[1,3,4,6]
Zenith AcquisitionCo, LLC	Delayed Draw	8.17%	SOFR	450	1/13/2033	USD	3,727,175	72,236	90,104	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Zenith AcquisitionCo, LLC	First Lien Term Loan	8.17%	SOFR	450	1/13/2033	USD	7,600,595	$7,564,438	$7,575,806	[1,3,4,6]
Zenith AcquisitionCo, LLC	Revolver	8.17%	SOFR	450	1/13/2033	USD	1,566,191	128,422	130,642	[1,3,4,5,6]
								1,724,232,570	1,728,211,053
Commercial & Professional Services — 11.9%
360 Holdco, Inc.	First Lien Term Loan	8.12%	SOFR	450	8/2/2028	USD	5,359,547	5,326,906	5,295,501	[1,3,4]
360 Holdco, Inc.	Revolver	0.50%			8/2/2028	USD	291,131	(1,729)	(3,479)	[1,2,3]
360 Partners, LLC	Delayed Draw	1.00%			8/7/2031	USD	3,043,478	(42,879)	(30,414)	[1,2,3]
360 Partners, LLC	First Lien Term Loan	8.40%	SOFR	475	8/7/2031	USD	5,191,304	5,121,059	5,139,427	[1,3,4]
360 Partners, LLC	Revolver	8.40%	SOFR	475	8/7/2031	USD	1,739,131	455,325	460,882	[1,3,4,5]
3Si Security Systems, Inc.	First Lien Term Loan	10.48%	SOFR	650	12/16/2026	USD	9,405,829	9,350,861	6,419,478	[1,3,4]
ABC Legal Holdings, LLC	Delayed Draw	1.00%			8/13/2032	USD	1,766,438	(16,645)	-	[1,2,3,6]
ABC Legal Holdings, LLC	Revolver	0.50%			8/13/2032	USD	1,148,184	(10,141)	-	[1,2,3,6]
Accordion Partners LLC	Delayed Draw	8.67%	SOFR	500	11/15/2031	USD	5,716,846	5,677,053	5,685,091	[1,3,4,5]
Accordion Partners LLC	Delayed Draw	8.73%	SOFR	500	11/15/2031	USD	5,970,291	1,392,525	1,407,197	[1,3,4,5]
Accordion Partners LLC	First Lien Term Loan	8.67%	SOFR	500	11/15/2031	USD	40,486,918	40,276,986	40,393,798	[1,3,4]
Accordion Partners LLC	Revolver	8.67%	SOFR	500	11/15/2031	USD	3,266,796	86,616	82,888	[1,3,4,5]
Accordion Partners LLC	Second Lien Term Loan	12.75% PIK	PRIME		11/15/2034	USD	10,368,333	10,226,252	10,344,486	[1,3,4,7]
Adelaide Borrower, LLC	Delayed Draw	1.00%			5/8/2030	USD	4,175,000	(68,928)	(14,362)	[1,2,3]
Adelaide Borrower, LLC	First Lien Term Loan	9.73%, 3.38% PIK	SOFR	600	5/8/2030	USD	19,001,858	18,736,441	18,936,493	[1,3,4,7]
Adelaide Borrower, LLC	Revolver	9.74%	SOFR	600	5/8/2030	USD	2,615,120	303,875	328,844	[1,3,4,5]
Aero Operating LLC	First Lien Term Loan	11.00%			11/12/2030	USD	15,419,687	15,140,625	15,116,143	[1,3,4]
Aero Operating LLC	Revolver	0.50%			11/12/2030	USD	2,625,000	(46,722)	(51,829)	[1,2,3]
Aldinger Company	Delayed Draw	8.48%	SOFR	475	8/6/2028	USD	55,242	35,763	36,183	[1,3,4,5,6]
Aldinger Company	Delayed Draw	1.00%			10/18/2030	USD	519,232	(4,838)	-	[1,2,3,6]
Aldinger Company	Revolver	8.48%	SOFR	475	10/18/2030	USD	236,343	68,861	70,902	[1,3,4,5,6]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	9.23%	SOFR	550	5/23/2029	USD	2,425,500	2,395,537	2,394,815	[1,3,4]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	9.98%	SOFR	625	5/23/2029	USD	21,937,500	21,627,030	21,619,259	[1,3,4]
Allied Power Group, LLC	Delayed Draw	8.68%	SOFR	500	5/16/2030	USD	4,626,060	4,589,312	4,602,174	[1,3,4]
Allied Power Group, LLC	First Lien Term Loan	8.67%	SOFR	500	5/16/2030	USD	14,529,915	14,406,331	14,390,116	[1,3,4]
Allied Power Group, LLC	Revolver	8.67%	SOFR	500	5/16/2030	USD	771,010	394,585	393,507	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Alpine Intel Intermediate 2, LLC (fka Claims Automation Intermediate 2, LLC)	Delayed Draw	8.15%	SOFR	450	12/16/2027	USD	24,981,250	$1,673,612	$1,723,850	[1,3,4,5]
AMCP Clean Acquisition Company, LLC	Delayed Draw	7.98%	SOFR	425	6/15/2030	USD	806,622	802,985	806,622	[1,3,4,6]
Amerit Fleet Parent, LLC	Delayed Draw	1.00%			1/27/2032	USD	7,813,847	(28,403)	(34,942)	[1,2,3]
Amerit Fleet Parent, LLC	Delayed Draw	8.92%	SOFR	525	1/27/2032	USD	12,421,438	12,368,293	12,365,891	[1,3,4]
Amerit Fleet Parent, LLC	First Lien Term Loan	8.92%	SOFR	525	1/27/2032	USD	31,897,820	31,852,049	31,755,178	[1,3,4]
Amerit Fleet Parent, LLC	Revolver	8.92%	SOFR	525	1/27/2032	USD	6,251,077	2,995,368	2,980,843	[1,3,4,5]
Analytic Partners, LP	First Lien Term Loan	7.89%	SOFR	425	4/4/2030	USD	4,374,287	4,354,112	4,349,988	[1,3,4,6]
Analytic Partners, LP	Revolver	0.50%			4/4/2030	USD	1,236,807	(6,493)	(6,870)	[1,2,3,6]
Aprio Advisory Group, LLC	Delayed Draw	8.39%	SOFR	475	8/1/2031	USD	23,000,000	1,328,832	1,126,771	[1,3,4,5]
Aprio Advisory Group, LLC	Delayed Draw	8.48%	SOFR	475	8/1/2031	USD	43,487,241	43,110,105	42,690,300	[1,3,4]
Aprio Advisory Group, LLC	Delayed Draw	8.57%	SOFR	475	8/1/2031	USD	3,904,220	295,988	256,389	[1,3,4,5]
Aprio Advisory Group, LLC	First Lien Term Loan	8.48%	SOFR	475	8/1/2031	USD	12,862,544	12,757,654	12,626,827	[1,3,4]
Aprio Advisory Group, LLC	Revolver	0.50%			8/1/2031	USD	1,973,685	(14,619)	(36,170)	[1,2,3]
AQ Carver Buyer, Inc.	First Lien Term Loan	9.34%	SOFR	550	8/2/2029	USD	29,250,067	28,898,370	24,045,895	[1,4]
Archer Acquisition, LLC	Delayed Draw	8.49%	SOFR	475	10/6/2029	USD	12,877	12,744	12,851	[1,3,4]
Archer Acquisition, LLC	Delayed Draw	8.58%	SOFR	475	10/6/2029	USD	52,761	51,321	52,655	[1,3,4]
Archer Acquisition, LLC	First Lien Term Loan	8.58%	SOFR	475	10/6/2029	USD	381,223	358,069	380,419	[1,3,4]
Archer Acquisition, LLC	Revolver	0.50%			10/6/2029	USD	13,059	(702)	(28)	[1,2,3]
Ares Holdings LLC	First Lien Term Loan	8.39%	SOFR	475	11/18/2027	USD	625,442	620,598	625,442	[1,3,4,6]
Ares Holdings LLC	Delayed Draw	1.00%			11/18/2029	USD	1,106,324	(5,137)	-	[1,2,3,6]
Ares Holdings LLC	First Lien Term Loan	8.39%	SOFR	475	11/18/2029	USD	1,581,112	1,569,641	1,581,112	[1,3,4,6]
Ares Holdings LLC	First Lien Term Loan	8.40%	SOFR	475	11/18/2029	USD	1,188,860	1,183,643	1,188,860	[1,3,4,6]
Ares Holdings LLC	Revolver	8.40%	SOFR	475	11/18/2029	USD	1,014,321	848,320	852,610	[1,3,4,5,6]
Ares Holdings LLC	Revolver	10.50%	PRIME	375	11/18/2029	USD	885,063	229,981	233,770	[1,3,4,5,6]
Ascend Partner Services LLC	Delayed Draw	1.00%			8/9/2031	USD	5,000,000	(74,182)	(75,000)	[1,2,3]
Ascend Partner Services LLC	Delayed Draw	8.13%	SOFR	450	8/9/2031	USD	43,173,220	35,572,858	35,572,283	[1,3,4,5]
Ascend Partner Services LLC	First Lien Term Loan	8.13%	SOFR	450	8/9/2031	USD	16,875,842	16,708,473	16,697,522	[1,3,4]
Ascend Partner Services LLC	Revolver	8.13%	SOFR	450	8/9/2031	USD	6,861,392	284,112	274,762	[1,3,4,5]
ASG III, LLC	Delayed Draw	10.16%	SOFR	650	10/31/2029	USD	498,938	489,237	498,185	[1,3,4]
ASG III, LLC	First Lien Term Loan	10.16%	SOFR	650	10/31/2029	USD	1,184,978	1,166,041	1,183,190	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
ASG III, LLC	Revolver	0.50%			10/31/2029	USD	500,000	$(7,026)	$(755)	[1,2,3]
Astra Service Partners, LLC	Delayed Draw	8.24%	SOFR	450	11/26/2032	USD	2,685,001	939,677	934,701	[1,3,4,5,6]
Astra Service Partners, LLC	First Lien Term Loan	8.18%	SOFR	450	11/26/2032	USD	8,162,401	8,105,021	8,088,804	[1,3,4,6]
ATIS Acquisition, Inc.	Delayed Draw	8.48%	SOFR	475	9/24/2030	USD	2,460,960	1,295,516	1,284,251	[1,3,4,5,6]
ATIS Acquisition, Inc.	First Lien Term Loan	8.48%	SOFR	475	9/24/2030	USD	2,426,812	2,403,737	2,390,355	[1,3,4,6]
ATIS Acquisition, Inc.	Revolver	8.48%	SOFR	475	9/24/2030	USD	739,130	209,027	204,476	[1,3,4,5,6]
Atomic Midco 2 Limited	Delayed Draw	1.00%			9/8/2032	GBP	7,500,000	4,567,595	4,193,499	[1,2,3,8]
Atomic Midco 2 Limited	First Lien Term Loan	8.97%	SONIA	500	9/8/2032	GBP	12,500,000	16,761,051	16,215,416	[1,3,4,8]
Atomic Midco 2 Limited	Revolver	0.50%			9/8/2032	GBP	2,500,000	1,511,733	1,397,833	[1,2,3,8]
Auxey Bidco Limited	First Lien Term Loan	9.72%	SOFR	600	6/29/2027	USD	14,625,000	14,530,828	13,627,089	[1,4]
Avalon Borrower, LLC	First Lien Term Loan	8.17%	SOFR	450	6/18/2033	USD	35,135,135	34,959,756	34,959,459	[1,3,4]
Avalon Borrower, LLC	Revolver	0.50%			6/18/2033	USD	8,445,946	(42,132)	(42,230)	[1,2,3]
Avalon Dutch Holdco	First Lien Term Loan	6.91%	EURIBOR	450	6/18/2033	EUR	16,891,892	19,114,731	19,204,105	[1,3,4,8]
AVSC Holding Corp.	Revolver	8.62%	SOFR	500	12/5/2029	USD	1,900,994	316,238	342,180	[1,3,4,5,6]
AVSC Holding Corp.	First Lien Term Loan	8.64%	SOFR	500	12/5/2031	USD	15,887,249	15,622,529	16,030,769	[1,3,4,6]
AWP Group Holdings, Inc.	First Lien Term Loan	8.90%	SOFR	525	12/22/2032	USD	37,018,811	36,747,472	36,741,170	[1,3,4]
AWP Group Holdings, Inc.	Revolver	8.90%	SOFR	525	12/22/2032	USD	10,745,821	4,729,592	4,727,412	[1,3,4,5]
AWT Merger Sub, Inc.	Delayed Draw	10.24%	SOFR	650	12/17/2027	USD	2,467,706	1,461,417	1,438,792	[1,3,4,5]
AWT Merger Sub, Inc.	First Lien Term Loan	10.24%	SOFR	650	12/17/2027	USD	3,099,693	3,057,001	3,025,201	[1,3,4]
AWT Merger Sub, Inc.	Revolver	0.50%			12/17/2027	USD	481,504	(974)	(11,571)	[1,2,3]
Axvor Intermediate LLC	Delayed Draw	1.00%			3/24/2031	USD	1,496,350	(28,367)	(29,123)	[1,2,3]
Axvor Intermediate LLC	First Lien Term Loan	9.89%	SOFR	625	3/24/2031	USD	12,043,796	11,876,963	11,876,381	[1,3,4]
Axvor Intermediate LLC	Revolver	0.50%			3/24/2031	USD	1,459,854	(19,967)	(20,293)	[1,2,3]
BDO USA, P.C.	First Lien Term Loan	8.65%	SOFR	500	8/31/2028	USD	1,617,644	1,624,027	1,623,849	[1,3,4]
Bells Parent, Inc.	Delayed Draw	8.73%	SOFR	500	4/25/2033	USD	2,130,747	2,104,417	2,104,113	[1,3,4,6]
Bells Parent, Inc.	First Lien Term Loan	8.73%	SOFR	500	4/25/2033	USD	7,187,719	7,099,316	7,097,872	[1,3,4,6]
Bells Parent, Inc.	Revolver	0.50%			4/25/2033	USD	1,306,251	(15,962)	(16,328)	[1,2,3,6]
Benecon Midco II LLC	First Lien Term Loan	8.20%	SOFR	450	1/23/2031	USD	53,437,500	52,858,810	53,545,215	[1,3,4]
Benecon Midco II LLC	Revolver	0.50%			1/23/2031	USD	4,750,000	(46,756)	(13,643)	[1,2,3]
Bingo Group Buyer, Inc.	Delayed Draw	8.48%	SOFR	475	7/10/2031	USD	539,340	533,795	535,025	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Bingo Group Buyer, Inc.	First Lien Term Loan	8.48%	SOFR	475	7/10/2031	USD	1,723,750	$1,706,770	$1,709,960	[1,3,4]
Bingo Group Buyer, Inc.	Revolver	0.50%			7/10/2031	USD	208,000	(1,903)	(1,664)	[1,2,3]
Bluejack Fire Acquisition, Inc.	Delayed Draw	1.00%			1/24/2031	USD	1,310,926	(14,463)	-	[1,2,3,6]
Bluejack Fire Acquisition, Inc.	First Lien Term Loan	8.39%	SOFR	475	1/24/2031	USD	908,472	899,280	908,472	[1,3,4,6]
Bluejack Fire Acquisition, Inc.	Revolver	8.39%	SOFR	475	1/24/2031	USD	272,282	163,467	166,092	[1,3,4,5,6]
Bobtail Acquisitionco, LLC	Delayed Draw	8.43%	SOFR	475	9/2/2031	USD	1,688,448	437,575	453,219	[1,3,4,5,6]
Bobtail Acquisitionco, LLC	First Lien Term Loan	8.43%	SOFR	475	9/2/2031	USD	2,532,671	2,510,052	2,532,671	[1,3,4,6]
Bobtail Acquisitionco, LLC	Revolver	8.43%	SOFR	475	9/2/2031	USD	714,903	75,631	81,767	[1,3,4,5,6]
Bounteous, Inc.	Delayed Draw	8.14%	SOFR	450	8/2/2027	USD	4,300,200	4,219,436	4,300,200	[1,3,4]
Bounteous, Inc.	First Lien Term Loan	8.14%	SOFR	450	8/2/2027	USD	8,308,500	8,271,171	8,268,758	[1,3,4]
Bounteous, Inc.	Revolver	0.50%			8/2/2027	USD	1,800,000	-	(35,975)	[1,2,3]
Bounteous, Inc.	Delayed Draw	8.48%	SOFR	475	8/2/2029	USD	11,495,902	7,575,212	7,381,373	[1,3,4,5]
Bounteous, Inc.	First Lien Term Loan	8.48%	SOFR	475	8/2/2029	USD	4,601,615	4,601,615	4,579,605	[1,3,4]
Bounteous, Inc.	Revolver	0.50%			8/2/2029	USD	3,175,078	(7,824)	-	[1,2,3]
Broadway Buyer LLC	Delayed Draw	7.98%	SOFR	425	12/1/2032	USD	6,133,613	675,693	660,811	[1,3,4,5]
Broadway Buyer LLC	First Lien Term Loan	7.98%	SOFR	425	12/1/2032	USD	5,089,243	5,041,466	5,028,173	[1,3,4]
Broadway Buyer LLC	Revolver	7.98%	SOFR	425	12/1/2032	USD	3,660,317	303,179	292,902	[1,3,4,5]
BusinesSolver.com, Inc.	Delayed Draw	1.00%			12/3/2032	USD	5,945,572	(28,544)	(13,675)	[1,2,3,6]
BusinesSolver.com, Inc.	First Lien Term Loan	8.14%	SOFR	450	12/3/2032	USD	5,683,667	5,634,563	5,634,139	[1,3,4]
BusinesSolver.com, Inc.	First Lien Term Loan	8.23%	SOFR	450	12/3/2032	USD	18,664,921	18,555,993	18,502,272	[1,3,4,6]
BusinesSolver.com, Inc.	Revolver	0.50%			12/3/2032	USD	2,659,902	(12,224)	(12,502)	[1,2,3,6]
Caldwell & Gregory LLC	Delayed Draw	8.48%	SOFR	475	9/30/2030	USD	4,474,129	4,194,998	4,226,701	[1,3,4,5]
Caldwell & Gregory LLC	First Lien Term Loan	8.39%	SOFR	475	9/30/2030	USD	22,162,500	21,907,794	22,051,408	[1,3,4]
Caldwell & Gregory LLC	Revolver	0.50%			9/30/2030	USD	3,000,000	(32,064)	(15,038)	[1,2,3]
CARDS-Live Oak Holdings, Inc.	Delayed Draw	10.50%	PRIME	375	10/21/2032	USD	915,338	591,802	594,957	[1,3,4,5,6]
CARDS-Live Oak Holdings, Inc.	First Lien Term Loan	8.48%	SOFR	475	10/21/2032	USD	2,306,652	2,285,264	2,285,854	[1,3,4,6]
CARDS-Live Oak Holdings, Inc.	Revolver	8.48%	SOFR	475	10/21/2032	USD	629,108	418,911	418,975	[1,3,4,5,6]
Career Certified, LLC	Delayed Draw	8.73%	SOFR	500	2/19/2031	USD	6,203,300	4,052,657	4,106,213	[1,3,4,5]
Career Certified, LLC	First Lien Term Loan	8.73%	SOFR	500	2/19/2031	USD	28,907,767	28,670,427	28,907,767	[1,3,4]
Career Certified, LLC	Revolver	0.50%			2/19/2031	USD	4,660,194	(36,165)	-	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Carr, Riggs and Ingram Capital, L.L.C.	First Lien Term Loan	8.23%	SOFR	450	11/18/2031	USD	2,468,731	$2,448,302	$2,468,731	[1,3,4,6]
Carr, Riggs and Ingram Capital, L.L.C.	Revolver	8.23%	SOFR	450	11/18/2031	USD	3,491,358	540,203	567,346	[1,3,4,5,6]
Castellum Security B.V.	Delayed Draw	1.00%			1/11/2030	EUR	14,250,000	(216,353)	(589,219)	[1,2,3,8]
Castellum Security B.V.	Delayed Draw	7.79%	EURIBOR	550	1/11/2030	EUR	3,750,000	4,326,166	4,227,319	[1,3,4,8]
Castellum Security B.V.	First Lien Term Loan	7.79%	EURIBOR	550	1/11/2030	EUR	2,000,000	2,203,734	2,254,570	[1,3,4,8]
Centegix Intermediate II, LLC	Delayed Draw	9.52%, 3.13% PIK	SOFR	588	8/19/2032	USD	3,000,000	2,972,294	2,972,950	[1,3,4,7]
Centegix Intermediate II, LLC	First Lien Term Loan	9.52%, 3.13% PIK	SOFR	588	8/19/2032	USD	10,369,433	10,277,518	10,275,936	[1,3,4,7]
Centegix Intermediate II, LLC	Revolver	9.23%	SOFR	550	8/19/2032	USD	1,800,000	1,064,174	1,063,770	[1,3,4,5]
Centegix Intermediate II, LLC	Delayed Draw	1.00%			3/31/2033	USD	3,000,000	(29,480)	(27,050)	[1,2,3]
Centegix Intermediate II, LLC	First Lien Term Loan	9.52%, 3.13% PIK	SOFR	588	3/31/2033	USD	612,000	606,032	606,482	[1,3,4,7]
Certinia, Inc.	Delayed Draw	1.00%			11/28/2033	USD	13,750,000	(63,764)	(107,093)	[1,2,3]
Certinia, Inc.	First Lien Term Loan	8.16%	SOFR	450	11/28/2033	USD	123,000,000	122,416,537	122,042,006	[1,3,4]
Chronicle Parent LLC	Delayed Draw	8.67%	SOFR	500	4/15/2031	USD	18,888,888	3,172,082	3,285,996	[1,3,4,5]
Chronicle Parent LLC	First Lien Term Loan	8.67%	SOFR	500	4/15/2031	USD	59,366,203	58,866,486	59,193,417	[1,3,4]
Chronicle Parent LLC	Revolver	0.50%			4/15/2031	USD	6,296,297	(50,462)	(18,326)	[1,2,3]
Circana Group, L.P.	Revolver	0.50%			12/1/2028	USD	2,094,167	-	-	[1,2,3]
Circana Group, L.P.	First Lien Term Loan	7.89%	SOFR	425	12/1/2029	USD	38,553,271	38,553,271	38,553,271	[1,3,4]
Climate Pros, LLC	Delayed Draw	9.64%	SOFR	600	7/24/2027	USD	32,893,202	32,865,854	32,893,202	[1,3,4,5]
CMG Holdco, LLC	Delayed Draw	1.00%			11/20/2030	USD	1,662,444	(15,167)	(14,990)	[1,2,3,6]
CMG Holdco, LLC	Revolver	8.10%	SOFR	450	11/20/2030	USD	208,106	63,315	63,157	[1,3,4,5,6]
Cobalt Service Partners, LLC	Delayed Draw	8.48%	SOFR	475	10/11/2031	USD	20,237,294	16,134,193	16,248,455	[1,3,4,5]
Cobalt Service Partners, LLC	First Lien Term Loan	8.48%	SOFR	475	10/11/2031	USD	8,444,118	8,375,631	8,420,335	[1,3,4]
Cobalt Service Partners, LLC	Revolver	8.37%	SOFR	475	10/11/2031	USD	3,176,471	293,554	308,700	[1,3,4,5]
Comet Bidco Ltd.	Delayed Draw	1.00%			12/2/2032	GBP	4,729,722	2,708,933	2,683,017	[1,2,3,8]
Comet Bidco Ltd.	First Lien Term Loan	8.73%	SONIA	500	12/2/2032	GBP	11,561,543	15,286,789	15,220,397	[1,3,4,8]
Comet Bidco Ltd.	First Lien Term Loan	8.74%	SOFR	500	12/2/2032	USD	23,068,746	22,851,789	22,895,382	[1,3,4]
Command Holding Corp.	Delayed Draw	8.70%	SOFR	500	3/7/2031	USD	1,693,008	1,678,473	1,677,743	[1,3,4,6]
Command Holding Corp.	Delayed Draw	8.74%	SOFR	500	3/7/2031	USD	3,389,830	3,359,600	3,359,266	[1,3,4,6]
Command Holding Corp.	First Lien Term Loan	8.70%	SOFR	500	3/7/2031	USD	10,961,756	10,871,125	10,862,918	[1,3,4,6]
Command Holding Corp.	Revolver	8.67%	SOFR	500	3/7/2031	USD	1,694,916	698,498	696,581	[1,3,4,5,6]
ComPsych Investment Corp.	Delayed Draw	1.00%			7/22/2031	USD	17,250,000	(74,448)	-	[1,2,3]
ComPsych Investment Corp.	First Lien Term Loan	8.41%	SOFR	475	7/22/2031	USD	44,825,926	44,649,810	44,825,926	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Coolsys, Inc.	First Lien Term Loan	9.65%, 3.50% PIK	SOFR	600	8/11/2028	USD	92,894,307	$91,859,054	$84,059,871	[1,3,4,7]
Coretrust Purchasing Group LLC	Delayed Draw	1.00%			9/30/2029	USD	1,906,767	(11,621)	-	[1,2,3]
Coretrust Purchasing Group LLC	First Lien Term Loan	8.89%	SOFR	525	9/30/2029	USD	5,583,785	5,524,248	5,583,785	[1,3,4]
Coretrust Purchasing Group LLC	Revolver	0.50%			9/30/2029	USD	4,511,278	(196,348)	-	[1,2,3]
CRCI Longhorn Holdings, Inc.	Delayed Draw	8.38%	SOFR	475	8/27/2031	USD	14,104,452	6,050,598	6,083,720	[1,3,4,5,6]
CRCI Longhorn Holdings, Inc.	First Lien Term Loan	8.40%	SOFR	475	8/27/2031	USD	25,674,085	25,452,498	25,468,692	[1,3,4,6]
CRCI Longhorn Holdings, Inc.	Revolver	8.40%	SOFR	475	8/27/2031	USD	9,486,301	4,053,764	4,055,500	[1,3,4,5,6]
Crimson FLS Acquisition	Delayed Draw	8.14%	SOFR	450	2/18/2033	USD	3,540,925	604,734	621,448	[1,3,4,5,6]
Crimson FLS Acquisition	First Lien Term Loan	8.14%	SOFR	450	2/18/2033	USD	13,384,695	13,319,924	13,366,968	[1,3,4,6]
Crimson FLS Acquisition	Revolver	8.14%	SOFR	450	2/18/2033	USD	2,006,524	120,226	127,177	[1,3,4,5,6]
CRS Midco Holdings, LLC	Delayed Draw	1.00%			12/31/2032	USD	1,730,769	(16,755)	(15,606)	[1,2,3,6]
CRS Midco Holdings, LLC	First Lien Term Loan	8.23%	SOFR	450	12/31/2032	USD	5,192,308	5,142,875	5,145,491	[1,3,4,6]
CRS Midco Holdings, LLC	Revolver	0.50%			12/31/2032	USD	1,038,462	(9,713)	(9,363)	[1,2,3,6]
Curriculum Associates, LLC	Delayed Draw	1.00%			5/7/2032	USD	9,908,566	(56,719)	(11,116)	[1,2,3]
Curriculum Associates, LLC	Delayed Draw	8.26%	SOFR	450	5/7/2032	USD	8,823,530	855,540	926,706	[1,3,4,5]
Curriculum Associates, LLC	First Lien Term Loan	8.16%	SOFR	450	5/7/2032	USD	31,238,493	31,014,047	31,106,336	[1,3,4]
DA Blocker Corp.	Delayed Draw	1.00%			2/10/2032	USD	5,514,706	(24,897)	(12,274)	[1,2,3,6]
DA Blocker Corp.	First Lien Term Loan	8.48%	SOFR	475	2/10/2032	USD	17,647,059	17,547,011	17,549,697	[1,3,4,6]
DA Blocker Corp.	Revolver	8.48%	SOFR	475	2/10/2032	USD	1,838,235	242,518	247,211	[1,3,4,5,6]
Denali Intermediate Holdings, Inc.	First Lien Term Loan	9.15%	SOFR	550	8/26/2032	USD	25,339,209	24,938,802	25,339,209	[1,3,4,6]
Denali Intermediate Holdings, Inc.	Revolver	9.17%	SOFR	550	8/26/2032	USD	2,649,065	767,119	808,211	[1,3,4,5,6]
DISA Holdings Corp.	Delayed Draw	8.73%	SOFR	500	9/9/2028	USD	3,393,982	3,266,647	3,248,922	[1,3,4,5,6]
DISA Holdings Corp.	First Lien Term Loan	8.73%	SOFR	500	9/9/2028	USD	4,490,631	4,453,820	4,427,665	[1,3,4,6]
DISA Holdings Corp.	Revolver	0.50%			9/9/2028	USD	1,145,569	(8,541)	(16,063)	[1,2,3,6]
Dispatch Acquisition Holdings, LLC	Delayed Draw	1.00%			11/19/2032	USD	3,974,359	-	-	[1,2,3]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	8.48%	SOFR	475	11/19/2032	USD	66,089,744	65,470,102	65,459,188	[1,3,4]
Dispatch Acquisition Holdings, LLC	Revolver	8.48%	SOFR	475	11/19/2032	USD	11,384,616	5,208,036	5,204,201	[1,3,4,5]
Diverzify Intermediate LLC	First Lien Term Loan	9.82%	SOFR	575	5/11/2027	USD	11,782,592	11,708,393	11,782,592	[1,3,4]
Diverzify Intermediate LLC	First Lien Term Loan	9.48%	SOFR	575	4/30/2029	USD	421,620	421,620	421,620	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Diverzify Intermediate LLC	First Lien Term Loan	12.00%			4/30/2029	USD	3,775,891	$3,750,810	$3,775,891	[1,3]
Diverzify Intermediate LLC	Revolver	0.50%			4/30/2029	USD	186,593	-	-	[1,2,3]
Divisions Holding Corporation	First Lien Term Loan	8.23%	SOFR	450	4/17/2032	USD	1,269,446	1,258,402	1,269,446	[1,3,4,6]
Divisions Holding Corporation	Revolver	8.16%	SOFR	450	4/17/2032	USD	90,148	17,281	18,030	[1,3,4,5,6]
Drogon Bidco, Inc.	Delayed Draw	8.64%	SOFR	500	8/30/2031	USD	510,920	230,179	233,059	[1,3,4,5,6]
DTI Holdco, Inc.	Revolver	7.64%	SOFR	400	1/25/2029	USD	874,917	154,345	1,921	[1,4,5,6]
Duraserv LLC	Delayed Draw	1.00%			10/17/2032	USD	59,269	(564)	(534)	[1,2,3,6]
Elliott Davis Advisory, LLC	Delayed Draw	8.38%	SOFR	475	7/8/2031	USD	452,982	72,852	77,007	[1,3,4,5,6]
Elliott Davis Advisory, LLC	First Lien Term Loan	8.32%	SOFR	475	7/8/2031	USD	2,899,087	2,873,765	2,899,087	[1,3,4,6]
Elliott Davis Advisory, LLC	Revolver	8.37%	SOFR	475	7/8/2031	USD	659,156	352,209	357,828	[1,3,4,5,6]
EMB Purchaser, Inc.	Delayed Draw	1.00%			3/12/2032	USD	1,669,259	(12,138)	(15,051)	[1,2,3,6]
EMB Purchaser, Inc.	Delayed Draw	8.23%	SOFR	450	3/12/2032	USD	820,186	612,546	612,362	[1,3,4,5,6]
EMB Purchaser, Inc.	First Lien Term Loan	8.16%	SOFR	450	3/12/2032	USD	1,238,259	1,227,623	1,227,094	[1,3,4,6]
EMB Purchaser, Inc.	Revolver	8.17%	SOFR	450	3/12/2032	USD	263,311	85,610	85,397	[1,3,4,5,6]
Explorer Investor, Inc.	First Lien Term Loan	9.67%	SOFR	600	6/28/2029	USD	7,437,780	7,166,051	5,880,934	[1,4]
Firebird Acquisition Corp, Inc.	First Lien Term Loan	8.66%, 2.75% PIK	SOFR	500	1/31/2032	USD	815,479	812,116	813,896	[1,3,4,6,7]
Firebird Acquisition Corp, Inc.	Revolver	0.50%			1/31/2032	USD	2,173,729	(8,750)	(4,221)	[1,2,3,6]
FR Vision Holdings, Inc.	Revolver	8.67%	SOFR	500	1/22/2030	USD	352,951	66,340	68,291	[1,3,4,5,6]
FR Vision Holdings, Inc.	Delayed Draw	8.67%	SOFR	500	1/21/2031	USD	397,454	46,074	47,178	[1,3,4,5,6]
FR Vision Holdings, Inc.	First Lien Term Loan	8.67%	SOFR	500	1/21/2031	USD	2,907,184	2,865,674	2,888,246	[1,3,4,6]
Frontline Road Safety Operations, LLC	Revolver	8.37%, 2.00% PIK	SOFR	475	3/4/2031	USD	2,531,715	2,516,824	2,531,715	[1,3,4,6,7]
Frontline Road Safety Operations, LLC	Delayed Draw	8.36%	SOFR	475	3/4/2032	USD	1,918,043	441,458	441,150	[1,3,4,5,6]
Frontline Road Safety Operations, LLC	Delayed Draw	8.39%, 2.00% PIK	SOFR	475	3/4/2032	USD	31,215,540	30,458,772	30,831,879	[1,3,4,5,6,7]
Frontline Road Safety Operations, LLC	First Lien Term Loan	8.39%, 2.00% PIK	SOFR	475	3/4/2032	USD	17,804,192	17,612,701	17,829,772	[1,3,4,5,6,7]
Frontline Road Safety Operations, LLC	Revolver	0.50%			3/4/2032	USD	351,868	(2,361)	-	[1,2,3,6]
Frontline Road Safety Operations, LLC	Revolver	8.36%	SOFR	475	3/4/2032	USD	71,525	70,947	71,525	[1,3,4,6]
Frontline Road Safety Operations, LLC	Revolver	8.36%, 2.00% PIK	SOFR	475	3/4/2032	USD	157,354	156,086	157,354	[1,3,4,6,7]
G702 Buyer, Inc.	First Lien Term Loan	8.45%	SOFR	475	7/2/2031	USD	964,469	951,873	964,469	[1,3,4,6]
G702 Buyer, Inc.	Revolver	0.50%			7/2/2031	USD	179,170	(2,249)	-	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Gerson Lehrman Group, Inc.	First Lien Term Loan	8.88%	SOFR	500	12/13/2027	USD	63,347,304	$62,588,810	$62,300,551	[1,3,4]
Ground Penetrating Radar Systems, LLC	Delayed Draw	8.23%	SOFR	450	1/2/2032	USD	4,451,806	521,044	404,905	[1,3,4,5]
Ground Penetrating Radar Systems, LLC	First Lien Term Loan	8.23%	SOFR	450	1/2/2032	USD	5,964,271	5,863,846	5,755,521	[1,3,4,6]
Ground Penetrating Radar Systems, LLC	Revolver	8.23%	SOFR	450	1/2/2032	USD	2,376,238	249,139	184,158	[1,3,4,5]
Guidehouse, Inc.	First Lien Term Loan	8.39%, 2.00% PIK	SOFR	475	12/16/2030	USD	57,864,533	57,699,502	57,864,533	[1,3,4,7]
Harbor Purchaser, Inc.	Second Lien Term Loan	12.16%	SOFR	850	4/7/2030	USD	17,000,000	16,806,950	12,151,189	[1,4]
HeartLand PPC Buyer, LLC	Delayed Draw	8.48%	SOFR	475	12/12/2029	USD	7,989,879	4,496,666	4,564,961	[1,3,4,5,6]
HeartLand PPC Buyer, LLC	First Lien Term Loan	8.48%	SOFR	475	12/12/2029	USD	24,137,024	23,757,661	23,974,188	[1,3,4,6]
HeartLand PPC Buyer, LLC	Revolver	10.50%	PRIME	375	12/12/2029	USD	6,112,596	4,781,628	4,820,110	[1,3,4,5,6]
HELIX INTERNATIONAL	First Lien Term Loan	8.23%	SONIA	450	11/24/2031	GBP	5,000,000	6,487,282	6,477,792	[1,3,4,8]
HES Intermediate Holdings II, LLC	Delayed Draw	8.98%, 2.88% PIK	SOFR	525	3/2/2033	USD	12,514,489	3,799,506	3,818,674	[1,3,4,5,7]
HES Intermediate Holdings II, LLC	First Lien Term Loan	8.98%, 2.88% PIK	SOFR	525	3/2/2033	USD	40,900,495	40,505,322	40,565,393	[1,3,4,7]
HES Intermediate Holdings II, LLC	Revolver	0.50%			3/2/2033	USD	6,138,793	(58,633)	(50,296)	[1,2,3]
HH Global Finance Limited	First Lien Term Loan	10.37%	SOFR	618	9/24/2028	USD	15,000,000	14,887,500	15,000,000	[1,3,4,6]
Hibu Purchaser, Inc.	First Lien Term Loan	10.04%	SOFR	625	5/4/2027	USD	2,004,528	2,004,528	2,001,538	[1,3,4]
Houghton Mifflin Harcourt Publishing Company	First Lien Term Loan	11.76%	SOFR	800	4/7/2028	USD	38,900,000	38,217,559	36,633,926	[1,4]
HP RSS Buyer, Inc.	Delayed Draw	8.48%	SOFR	475	12/11/2029	USD	53,109,619	47,745,824	47,594,558	[1,3,4,5,6]
HP RSS Buyer, Inc.	First Lien Term Loan	8.48%	SOFR	475	12/11/2029	USD	9,175,176	9,058,700	9,129,598	[1,3,4,6]
HPS Consumer Discretionary	First Lien Term Loan	10.81%	SOFR	700	7/26/2027	USD	13,787,643	13,780,502	13,090,573	[1,3,4,6]
HSI Halo Acquisition, Inc.	Delayed Draw	8.66%	SOFR	500	6/30/2031	USD	2,102,577	1,028,452	1,011,209	[1,3,4,5,6]
HSI Halo Acquisition, Inc.	First Lien Term Loan	8.66%	SOFR	500	6/30/2031	USD	11,643,971	11,552,793	11,451,566	[1,3,4,6]
HSI Halo Acquisition, Inc.	Revolver	0.50%			6/30/2031	USD	1,711,863	(12,389)	(28,287)	[1,2,3,6]
IG Investment Holdings, LLC	First Lien Term Loan	8.66%	SOFR	500	9/22/2028	USD	25,540,056	25,537,349	25,386,815	[1,3,4,6]
IG Investment Holdings, LLC	First Lien Term Loan	8.67%	SOFR	500	9/22/2028	USD	8,952,531	8,886,164	8,898,816	[1,3,4]
IG Investment Holdings, LLC	Revolver	0.50%			9/22/2028	USD	2,857,554	(2,442)	(17,145)	[1,2,3,6]
IG Investment Holdings, LLC	Revolver	10.75%	PRIME	400	9/22/2028	USD	2,412,342	156,722	155,553	[1,3,4,5,6]
Infogain Corporation	First Lien Term Loan	9.49%	SOFR	575	7/30/2028	USD	19,250,000	19,087,258	19,250,000	[1,3,4]
Inovex Information Systems Incorporated	Delayed Draw	1.00%			12/17/2030	USD	3,279,857	(36,935)	(58,975)	[1,2,3]
Inovex Information Systems Incorporated	First Lien Term Loan	8.98%	SOFR	525	12/17/2030	USD	13,518,717	13,357,131	13,275,636	[1,3,4]
Inovex Information Systems Incorporated	Revolver	11.00%	PRIME	425	12/17/2030	USD	3,030,303	2,663,069	2,642,482	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Integrated Power Services Holdings, Inc.	Revolver	8.48%	SOFR	475	11/22/2027	USD	2,730,835	$126,691	$131,080	[1,3,4,5,6]
Integrated Power Services Holdings, Inc.	Delayed Draw	8.51%	SOFR	475	11/22/2028	USD	5,502,556	5,483,241	5,502,557	[1,3,4,6]
Integrated Power Services Holdings, Inc.	First Lien Term Loan	8.51%	SOFR	475	11/22/2028	USD	11,564,331	11,529,346	11,564,332	[1,3,4,6]
Integrated Power Services Holdings, Inc.	Revolver	8.51%	SOFR	475	11/22/2030	USD	7,855,938	538,969	574,901	[1,3,4,5]
Integrated Power Services Holdings, Inc.	Delayed Draw	8.51%	SOFR	475	11/22/2031	USD	19,197,081	1,409,145	1,501,684	[1,3,4,5]
Integrated Power Services Holdings, Inc.	First Lien Term Loan	8.51%	SOFR	475	11/22/2031	USD	38,263,493	38,082,826	38,263,493	[1,3,4]
Iris Buyer LLC	Delayed Draw	8.73%	SOFR	525	10/2/2030	USD	1,019,650	693,996	699,198	[1,3,4,5,6]
Iris Buyer LLC	First Lien Term Loan	8.73%	SOFR	525	10/2/2030	USD	267,099	264,738	266,214	[1,3,4,6]
J.S. Held Holdings LLC	First Lien Term Loan	9.65%	SOFR	550	6/1/2028	USD	36,388,463	36,302,157	36,415,514	[1,3,4,6]
Java Buyer, Inc.	Delayed Draw	8.23%	SOFR	450	12/15/2030	USD	11,381,603	2,165,438	2,191,363	[1,3,4,5]
Java Buyer, Inc.	First Lien Term Loan	8.23%	SOFR	450	12/15/2030	USD	24,216,176	24,125,514	24,155,636	[1,3,4]
Java Buyer, Inc.	Revolver	0.50%			12/15/2030	USD	4,036,029	(18,518)	(10,090)	[1,2,3]
Jones Fish Hatcheries & Distributors, LLC	Delayed Draw	7.89%	SOFR	425	11/19/2032	USD	1,028,559	89,007	94,718	[1,3,4,5,6]
Jones Fish Hatcheries & Distributors, LLC	First Lien Term Loan	7.89%	SOFR	425	11/19/2032	USD	1,028,559	1,018,949	1,019,285	[1,3,4,6]
Jones Fish Hatcheries & Distributors, LLC	Revolver	7.89%	SOFR	425	11/19/2032	USD	278,479	14,162	14,198	[1,3,4,5,6]
KENG Acquisition, Inc.	Delayed Draw	8.16%	SOFR	450	8/1/2029	USD	26,450,041	9,662,320	9,740,580	[1,3,4,5]
KENG Acquisition, Inc.	First Lien Term Loan	8.16%	SOFR	450	8/1/2029	USD	11,706,351	11,557,076	11,589,287	[1,3,4]
KENG Acquisition, Inc.	Revolver	0.50%			8/1/2029	USD	4,602,357	(10,283)	(46,023)	[1,2,3]
KL Hilltop Acquisition, LLC	Delayed Draw	8.43%	SOFR	475	3/10/2032	USD	3,844,887	1,670,815	1,497,784	[1,3,4,5]
KL Hilltop Acquisition, LLC	First Lien Term Loan	8.48%	SOFR	475	3/10/2032	USD	4,713,240	4,672,725	4,458,725	[1,3,4]
KL Hilltop Acquisition, LLC	Revolver	0.50%			3/10/2032	USD	1,770,699	(14,467)	(95,618)	[1,2,3]
Kleinfelder Intermediate LLC	Revolver	10.25%	PRIME	350	9/18/2028	USD	1,199,431	240,416	237,418	[1,3,4,5]
Kleinfelder Intermediate LLC	Delayed Draw	1.00%			9/18/2030	USD	5,143,563	(24,773)	(12,859)	[1,2,3,6]
Kleinfelder Intermediate LLC	Delayed Draw	8.16%	SOFR	450	9/18/2030	USD	1,985,136	925,565	947,387	[1,3,4,5]
Kleinfelder Intermediate LLC	First Lien Term Loan	8.16%	SOFR	450	9/18/2030	USD	8,965,759	8,873,023	8,943,344	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	9.24%	SOFR	550	10/19/2028	USD	1,442,614	1,413,807	1,302,530	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	9.26%	SOFR	550	10/19/2028	USD	5,496,641	5,393,084	5,025,381	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	9.27%	SOFR	550	10/19/2028	USD	982,205	971,041	886,829	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
KPSKY Acquisition, Inc.	First Lien Term Loan	9.26%	SOFR	550	10/19/2028	USD	21,158,454	$20,957,023	$19,103,883	[1,3,4]
KRIV Acquisition Inc.	Delayed Draw	1.00%			7/31/2031	USD	8,474,333	(41,151)	(40,302)	[1,2,3,6]
KRIV Acquisition Inc.	Delayed Draw	8.48%	SOFR	475	7/31/2031	USD	22,222,418	15,213,256	15,403,859	[1,3,4,5,6]
KRIV Acquisition Inc.	First Lien Term Loan	8.48%	SOFR	475	7/31/2031	USD	3,124,007	3,029,883	3,104,743	[1,3,4,6]
KRIV Acquisition Inc.	Revolver	0.50%			7/31/2031	USD	1,104,854	(9,340)	(6,813)	[1,2,3,6]
KRIV Acquisition Inc.	Revolver	8.48%	SOFR	475	7/31/2031	USD	5,032,779	2,718,371	2,709,134	[1,3,4,5,6]
Kstone Buyer, Inc.	Delayed Draw	1.00%			1/2/2032	USD	7,407,407	(71,012)	(97,344)	[1,2,3]
Kstone Buyer, Inc.	First Lien Term Loan	7.98%	SOFR	425	1/2/2032	USD	25,925,926	25,683,289	25,585,222	[1,3,4]
Kstone Buyer, Inc.	Revolver	0.50%			1/2/2032	USD	6,666,667	(61,243)	(87,610)	[1,2,3]
KWOR Acquisition, Inc.	Delayed Draw	1.00%			2/28/2030	USD	3,200,000	(139,250)	-	[1,2,3,6]
KWOR Acquisition, Inc.	First Lien Term Loan	11.67% PIK	SOFR	800	2/28/2030	USD	5,087,104	5,087,104	5,087,104	[1,3,4,6,7]
KWOR Acquisition, Inc.	Revolver	0.50%			2/28/2030	USD	2,300,000	(85,162)	-	[1,2,3,6]
LAV Gear Holdings, Inc.	First Lien Term Loan	9.58%, 3.44% PIK	SOFR	594	7/31/2029	USD	3,679,026	3,656,144	3,679,026	[1,3,4,7]
LAV Gear Holdings, Inc.	Revolver	9.58%, 3.44% PIK	SOFR	594	7/31/2029	USD	107,189	13,086	21,495	[1,3,4,5,7]
Legends Hospitality Holding Company, LLC	Revolver	8.64%	SOFR	500	8/22/2030	USD	5,681,081	2,840,540	2,824,619	[1,3,4,5]
Legends Hospitality Holding Company, LLC	Delayed Draw	8.66%	SOFR	500	8/22/2031	USD	2,823,142	2,799,876	2,815,230	[1,3,4]
Legends Hospitality Holding Company, LLC	First Lien Term Loan	9.16%, 2.75% PIK	SOFR	550	8/22/2031	USD	29,694,475	29,694,475	29,611,254	[1,3,4,7]
Lido Purchaser, Inc.	Delayed Draw	1.00%			4/4/2033	USD	7,669,173	(37,846)	(38,346)	[1,2,3,6]
Lido Purchaser, Inc.	First Lien Term Loan	8.43%	SOFR	475	4/4/2033	USD	26,842,105	26,710,489	26,707,895	[1,3,4,6]
Lightbeam Bidco, Inc.	First Lien Term Loan	9.02%	SONIA	525	5/30/2031	GBP	11,000,000	14,118,944	14,242,692	[1,3,4,8]
Lighthouse Buyer, Inc.	Delayed Draw	1.00%			12/11/2031	USD	12,500,000	(119,236)	(355,867)	[1,2,3]
Lighthouse Buyer, Inc.	First Lien Term Loan	7.79%	SOFR	425	12/11/2031	USD	15,000,000	14,860,593	14,572,960	[1,3,4]
Lighthouse Buyer, Inc.	Revolver	7.91%	SOFR	425	12/11/2031	USD	2,500,000	477,257	428,826	[1,3,4,5]
Lighthouse Parent Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	12/20/2031	USD	5,268,583	5,213,461	5,247,448	[1,3,4,6]
Lighthouse Parent Holdings, Inc.	Revolver	0.50%			12/20/2031	USD	3,461,538	(34,170)	(13,886)	[1,2,3,6]
LJP Purchase, Inc.	Delayed Draw	1.00%			9/14/2030	USD	376,805	(3,652)	(2,266)	[1,2,3,6]
LJP Purchase, Inc.	First Lien Term Loan	9.23%	SOFR	550	9/14/2030	USD	1,157,112	1,146,111	1,146,679	[1,3,4,6]
LJP Purchase, Inc.	Revolver	7.48%	SOFR	375	9/14/2030	USD	1,000	749	749	[1,3,4,5,6]
Low Voltage Holdings Inc.	Delayed Draw	1.00%			4/28/2032	USD	7,009,493	(48,300)	(45,562)	[1,2,3,6]
Low Voltage Holdings Inc.	First Lien Term Loan	8.23%	SOFR	450	4/28/2032	USD	7,209,741	7,161,893	7,162,937	[1,3,4,6]
Low Voltage Holdings Inc.	Revolver	0.50%			4/28/2032	CAD	1,502,594	(7,407)	(29,369)	[1,2,3,6,8]
Low Voltage Holdings Inc.	Revolver	8.17%	SOFR	450	4/28/2032	USD	8,651,675	1,027,163	1,025,224	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Management Consulting & Research, LLC	Delayed Draw	8.48%	SOFR	475	8/16/2027	USD	34,970,813	$34,492,527	$34,750,909	[1,3,4]
Management Consulting & Research, LLC	First Lien Term Loan	8.48%	SOFR	475	8/16/2027	USD	14,654,211	13,290,142	14,562,063	[1,3,4]
Management Consulting & Research, LLC	Revolver	8.48%	SOFR	475	8/16/2027	USD	2,195,340	889,655	877,173	[1,3,4,5]
Management Consulting & Research, LLC	Revolver	10.50%	PRIME	375	8/16/2027	USD	1,881,721	1,119,576	1,114,877	[1,3,4,5]
Management Consulting & Research, LLC	Delayed Draw	8.48%	SOFR	475	6/6/2031	USD	9,987,569	7,960,333	7,957,863	[1,3,4,5]
Marina Acquisition, Inc.	First Lien Term Loan	8.73%	SOFR	500	7/1/2030	USD	10,057,643	9,946,927	9,815,943	[1,3,4,6]
Marina Acquisition, Inc.	Revolver	11.50%	PRIME	400	7/1/2030	USD	1,458,687	43,932	23,293	[1,3,4,5,6]
Markon, LLC	Delayed Draw	8.65%	SOFR	500	11/5/2030	USD	11,248,835	11,199,739	10,834,323	[1,3,4]
Markon, LLC	Delayed Draw	8.67%	SOFR	500	11/5/2030	USD	10,612,635	10,547,521	10,221,566	[1,3,4]
Markon, LLC	First Lien Term Loan	8.65%	SOFR	500	11/5/2030	USD	11,346,790	11,302,288	10,928,669	[1,3,4]
Markon, LLC	Revolver	0.50%			11/5/2030	USD	3,333,333	(12,512)	(122,831)	[1,2,3]
Mc Group Ventures Corporation	Delayed Draw	8.97%	SOFR	525	6/30/2027	USD	7,211,538	900,313	759,359	[1,3,4,5]
Mc Group Ventures Corporation	Delayed Draw	9.01%	SOFR	525	6/30/2027	USD	9,271,238	8,977,431	8,957,425	[1,3,4,5]
Mc Group Ventures Corporation	First Lien Term Loan	9.01%	SOFR	525	6/30/2027	USD	22,211,538	22,111,812	21,632,833	[1,3,4]
MicroStar Logistics LLC	Revolver	7.91%	SOFR	425	9/30/2030	USD	1,000	830	838	[1,3,4,5,6]
MicroStar Logistics LLC	First Lien Term Loan	11.23%	SOFR	750	12/31/2030	USD	8,886,512	8,814,019	8,886,513	[1,3,4,6]
Miraclon Corporation	First Lien Term Loan	7.85%	EURIBOR	550	11/26/2031	EUR	25,000,000	25,952,876	28,489,452	[1,3,4,8]
Miraclon Corporation	Revolver	0.50%			11/26/2031	EUR	6,382,979	(332,689)	615,256	[1,2,3,8]
Modigent, LLC	Delayed Draw	8.98%	SOFR	525	8/23/2028	USD	476,955	474,340	476,955	[1,3,4,6]
Modigent, LLC	First Lien Term Loan	8.98%	SOFR	525	8/23/2028	USD	687,587	683,817	687,587	[1,3,4,6]
Monarch Buyer, Inc.	Delayed Draw	8.18%	SOFR	450	6/2/2032	USD	2,715,840	558,021	558,619	[1,3,4,5,6]
Monarch Buyer, Inc.	Revolver	8.18%	SOFR	450	6/2/2032	USD	1,222,586	234,050	233,493	[1,3,4,5,6]
Monarch Landscape Holdings, LLC	Delayed Draw	8.73%	SOFR	500	9/30/2028	USD	3,193,102	3,153,174	3,188,284	[1,3,4,6]
Monarch Landscape Holdings, LLC	First Lien Term Loan	8.73%	SOFR	500	9/30/2028	USD	4,104,134	4,057,352	4,097,940	[1,3,4,6]
MSIS Holdings, Inc.	Delayed Draw	1.00%			3/10/2031	USD	1,040,005	(13,945)	-	[1,2,3,6]
MSIS Holdings, Inc.	First Lien Term Loan	8.48%	SOFR	500	3/10/2031	USD	3,166,034	3,126,676	3,166,034	[1,3,4,6]
MSIS Holdings, Inc.	Revolver	10.50%	PRIME	375	3/10/2031	USD	742,003	126,165	134,910	[1,3,4,5,6]
National EC Services, INC.	Revolver	0.50%			5/6/2030	USD	2,674,626	(23,618)	(28,554)	[1,2,3]
National EC Services, INC.	Delayed Draw	8.98%	SOFR	525	5/6/2031	USD	21,023,129	5,295,144	5,270,666	[1,3,4,5]
NFM & J, L.P.	Delayed Draw	9.52%	SOFR	575	11/30/2028	USD	612,694	609,801	605,514	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
NFM & J, L.P.	First Lien Term Loan	9.49%	SOFR	575	11/30/2028	USD	9,767,373	$9,727,750	$9,652,906	[1,3,4]
NFM & J, L.P.	Revolver	11.50%	PRIME	475	11/30/2028	USD	2,226,562	1,958,770	1,897,465	[1,3,4,5]
Nordahl Midco 4 S.A.R.L	Delayed Draw	6.76%	STIBOR	475	4/14/2032	SEK	26,250,000	2,671,737	2,718,892	[1,3,4,8]
Nordahl Midco 4 S.A.R.L	Delayed Draw	7.00%	EURIBOR	475	4/14/2032	EUR	4,080,326	4,610,455	4,680,679	[1,3,4,8]
Nordahl Midco 4 S.A.R.L	Delayed Draw	7.04%	EURIBOR	475	4/14/2032	EUR	809,045	913,631	913,631	[1,3,4,8]
Nordahl Midco 4 S.A.R.L	Delayed Draw	9.25%	NOWA	475	4/14/2032	NOK	190,342,202	4,106,549	5,171,842	[1,3,4,5,8]
Nordahl Midco 4 S.A.R.L	First Lien Term Loan	7.00%	EURIBOR	475	4/14/2032	EUR	29,170,448	32,550,601	33,462,398	[1,3,4,8]
Nordahl Midco 4 S.A.R.L	First Lien Term Loan	9.25%	NOWA	475	4/14/2032	NOK	339,059,674	32,340,109	34,253,642	[1,3,4,8]
Oaken Corporation	Delayed Draw	1.00%			12/26/2031	CAD	15,168,399	(106,876)	(281,601)	[1,2,3,8]
Oaken Corporation	First Lien Term Loan	7.28%	CORRA	475	12/26/2031	CAD	16,393,632	11,692,716	11,446,097	[1,3,4,8]
Oaken Corporation	Revolver	7.28%	CORRA	475	12/26/2031	CAD	2,043,614	524,360	493,514	[1,3,4,5,8]
Onyx-Fire Protection Services, Inc.	Revolver	0.50%			7/31/2031	CAD	3,761,622	(20,359)	(105,168)	[1,2,3,8]
Opalite Buyer, Inc.	Delayed Draw	1.00%			4/21/2033	USD	1,686,737	(16,689)	(16,867)	[1,2,3,6]
Opalite Buyer, Inc.	First Lien Term Loan	8.48%	SOFR	475	4/21/2033	USD	18,048,091	17,870,388	17,867,610	[1,3,4,6]
Opalite Buyer, Inc.	Revolver	0.50%			4/21/2033	USD	2,530,106	(24,775)	(25,301)	[1,2,3,6]
Orion Group FM Holdings, LLC	Delayed Draw	8.39%	SOFR	475	6/30/2029	USD	33,587,270	22,999,940	23,427,206	[1,3,4,5]
Orion Group FM Holdings, LLC	First Lien Term Loan	8.48%	SOFR	475	6/30/2029	USD	23,175,559	22,679,778	22,966,595	[1,3,4]
Orion Group FM Holdings, LLC	Revolver	0.50%			6/30/2029	USD	5,789,474	(46,635)	(52,201)	[1,2,3]
Orion Group FM Holdings, LLC	Revolver	8.43%	SOFR	475	6/30/2029	USD	1,842,105	1,664,053	1,662,338	[1,3,4,5]
Orion Services Group, LLC	Delayed Draw	9.02%	SOFR	525	1/22/2032	USD	6,864,664	5,597,450	5,594,701	[1,3,4,5]
Orion Services Group, LLC	First Lien Term Loan	8.91%	SOFR	525	1/22/2032	USD	5,998,058	5,941,386	5,938,077	[1,3,4]
Orion Services Group, LLC	First Lien Term Loan	9.03%	SOFR	525	1/22/2032	USD	1,256,948	1,244,608	1,244,379	[1,3,4]
Orion Services Group, LLC	Revolver	0.50%			1/22/2032	USD	1,444,721	(13,697)	(14,447)	[1,2,3]
P20 Parent, Inc.	First Lien Term Loan	11.23%	SOFR	750	7/12/2028	USD	33,775,000	33,487,506	33,071,524	[1,3,4]
Panda Acquisition LLC	First Lien Term Loan	12.45%	SOFR	850	10/18/2028	USD	15,820,953	13,927,279	12,669,335	[1,3,4]
Pavion Corp.	Delayed Draw	9.42%	SOFR	575	10/30/2030	USD	3,190,372	2,698,545	2,723,922	[1,3,4,5,6]
Pavion Corp.	First Lien Term Loan	9.66%	SOFR	600	10/30/2030	USD	13,073,917	12,892,453	12,988,752	[1,3,4,6]
Pearl Acquisition Buyer, Inc.	Delayed Draw	8.17%	SOFR	450	12/31/2032	USD	4,112,638	4,399	14,354	[1,3,4,5]
Pearl Acquisition Buyer, Inc.	Delayed Draw	8.17%	SOFR	450	12/31/2032	USD	76,724	76,358	76,540	[1,3,4]
Pearl Acquisition Buyer, Inc.	First Lien Term Loan	8.23%	SOFR	450	12/31/2032	USD	341,241	339,624	339,638	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Pearl Acquisition Buyer, Inc.	Revolver	8.23%	SOFR	450	12/31/2032	USD	1,724,139	$457,480	$457,413	[1,3,4,5]
Petra Borrower, LLC	Delayed Draw	9.45%	SOFR	575	11/15/2030	USD	2,488,000	2,450,499	2,454,360	[1,3,4]
Petrus Buyer, Inc.	Delayed Draw	8.14%	SOFR	450	10/17/2029	USD	5,443,596	5,280,646	5,443,596	[1,3,4]
Petrus Buyer, Inc.	First Lien Term Loan	8.14%	SOFR	450	10/17/2029	USD	6,274,532	6,144,582	6,274,532	[1,3,4]
Petrus Buyer, Inc.	First Lien Term Loan	8.30%	SOFR	475	10/17/2029	USD	14,147,916	13,911,930	14,147,916	[1,3,4]
Petrus Buyer, Inc.	Revolver	8.30%	SOFR	475	10/17/2029	USD	1,923,077	1,373,626	1,373,626	[1,3,4,5]
Phoenix Finance, Inc.	Second Lien Term Loan	11.38% PIK	SOFR	750	8/14/2028	USD	5,688,017	5,591,383	5,010,008	[1,3,4,7]
Polyphase Elevator Holding Company	Delayed Draw	8.73%	SOFR	500	11/24/2032	USD	2,884,182	2,145,446	2,147,234	[1,3,4,5,6]
Polyphase Elevator Holding Company	First Lien Term Loan	8.73%	SOFR	500	11/24/2032	USD	17,997,298	17,869,896	17,880,062	[1,3,4,6]
Polyphase Elevator Holding Company	Revolver	0.50%			11/24/2032	USD	1,618,520	(11,221)	(10,543)	[1,2,3,6]
Power Acquisition LLC	First Lien Term Loan	10.66%	SOFR	700	1/22/2030	USD	8,747,554	8,175,503	8,379,725	[1,3,4]
Priority Waste Holdings LLC	Delayed Draw	9.20%	SOFR	550	8/18/2029	USD	17,886	5,962	4,189	[1,3,4,5,6]
Priority Waste Holdings LLC	First Lien Term Loan	9.20% PIK	SOFR	550	8/18/2029	USD	71,544	71,544	64,454	[1,3,4,6,7]
Project Cardinal Acquisition, LLC	Delayed Draw	1.00%			10/1/2032	USD	344,866	(3,270)	(3,110)	[1,2,3,6]
Project Cardinal Acquisition, LLC	First Lien Term Loan	8.23%	SOFR	450	10/1/2032	USD	1,724,330	1,708,453	1,708,782	[1,3,4,6]
Project Cardinal Acquisition, LLC	Revolver	8.23%	SOFR	450	10/1/2032	USD	417,298	33,457	33,331	[1,3,4,5,6]
Propio LS, LLC	First Lien Term Loan	8.48%	SOFR	475	5/12/2030	USD	27,927,113	27,696,220	26,906,548	[1,3,4,6]
Propio LS, LLC	Revolver	8.48%	SOFR	475	5/12/2030	USD	779,981	121,283	96,971	[1,3,4,5,6]
RailPros Parent, LLC	Delayed Draw	7.89%	SOFR	425	5/22/2032	USD	6,526,316	1,898,029	1,901,769	[1,3,4,5]
RailPros Parent, LLC	First Lien Term Loan	7.89%	SOFR	425	5/22/2032	USD	8,169,474	8,097,630	8,099,216	[1,3,4]
RailPros Parent, LLC	Revolver	0.50%			5/22/2032	USD	3,263,158	(27,542)	(28,063)	[1,2,3]
RCS Technology	First Lien Term Loan	10.74%	SOFR	675	2/28/2027	USD	2,029,094	2,004,263	2,029,094	[1,3,4,6]
Redwood Services Group, LLC	Delayed Draw	0.50%			6/16/2032	USD	260,090	(2,530)	(2,601)	[1,2,3,6]
Redwood Services Group, LLC	Delayed Draw	7.98%	SOFR	425	6/16/2032	USD	1,039,737	728,670	727,817	[1,3,4,5,6]
Redwood Services Group, LLC	First Lien Term Loan	7.98%	SOFR	425	6/16/2032	USD	4,311,188	4,271,922	4,268,076	[1,3,4,6]
Redwood Services Group, LLC	Revolver	0.50%			6/16/2032	USD	582,295	(5,133)	(5,823)	[1,2,3,6]
Registrar Intermediate, LLC	Delayed Draw	8.66%	SOFR	500	8/26/2029	USD	610,276	605,381	598,665	[1,3,4,6]
Registrar Intermediate, LLC	First Lien Term Loan	8.67%	SOFR	500	8/26/2029	USD	476,085	473,318	467,026	[1,3,4,6]
Registrar Intermediate, LLC	Revolver	8.67%	SOFR	500	8/26/2029	USD	19,068	19,068	18,705	[1,3,4,6]
RFI Buyer, Inc.	Delayed Draw	8.33%	SOFR	450	8/5/2030	USD	1,755,862	637,444	646,349	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
RFI Buyer, Inc.	First Lien Term Loan	8.27%	SOFR	450	8/5/2030	USD	2,335,296	$2,315,082	$2,325,928	[1,3,4,6]
RFI Buyer, Inc.	Revolver	10.25%	PRIME	350	8/5/2030	USD	405,157	20,908	22,684	[1,3,4,5,6]
Risepoint, LLC	Delayed Draw	1.00%			7/31/2030	USD	7,857,143	(112,490)	(48,168)	[1,2,3]
Risepoint, LLC	First Lien Term Loan	8.92%	SOFR	525	7/31/2030	USD	2,137,473	2,107,823	2,109,142	[1,3,4]
Rocket Buyer, LLC	Delayed Draw	8.14%	SOFR	450	2/21/2033	USD	525,031	32,916	32,459	[1,3,4,5,6]
Rocket Buyer, LLC	First Lien Term Loan	8.14%	SOFR	450	2/21/2033	USD	705,874	700,782	700,102	[1,3,4,6]
Rocket Buyer, LLC	Revolver	10.25%	PRIME	350	2/21/2033	USD	284,738	88,131	87,839	[1,3,4,5,6]
Ruppert Landscape, LLC	Delayed Draw	1.00%			12/1/2029	USD	129,190	(1,133)	(518)	[1,2,3,6]
Ruppert Landscape, LLC	First Lien Term Loan	8.67%	SOFR	500	12/1/2029	USD	336,581	333,925	335,231	[1,3,4,6]
Ruppert Landscape, LLC	Revolver	8.66%	SOFR	500	12/1/2029	USD	32,298	8,638	8,752	[1,3,4,5,6]
Saber Parent Holdings Corp.	Delayed Draw	8.38%, 2.25% PIK	SOFR	475	12/16/2032	USD	3,152,447	562,092	548,808	[1,3,4,5,6,7]
Saber Parent Holdings Corp.	Delayed Draw	8.42%, 2.25% PIK	SOFR	475	12/16/2032	USD	2,981,183	531,726	519,213	[1,3,4,5,6,7]
Saber Parent Holdings Corp.	First Lien Term Loan	8.42%, 2.25% PIK	SOFR	475	12/16/2032	USD	22,457,630	22,337,184	22,239,840	[1,3,4,5,6,7]
Saber Parent Holdings Corp.	Revolver	10.25%	PRIME	350	12/16/2032	USD	3,105,854	986,022	972,428	[1,3,4,5,6]
Safety Borrower Holdings LLC	First Lien Term Loan	8.39%	SOFR	475	9/1/2027	USD	10,039,985	9,938,823	9,926,503	[1,3,4]
Safety Borrower Holdings LLC	Revolver	10.50%	PRIME	375	9/1/2027	USD	677,966	37,147	37,051	[1,3,4,5]
Safety Borrower Holdings LLC	Revolver	11.00%	PRIME	425	9/1/2027	USD	61,496	15,813	15,660	[1,3,4,5]
Safety Borrower Holdings LLC	Delayed Draw	1.00%			12/21/2032	USD	121,956	(589)	(1,378)	[1,2,3,6]
Safety Borrower Holdings LLC	First Lien Term Loan	8.39%	SOFR	475	12/21/2032	USD	316,896	315,391	313,314	[1,3,4,6]
Safety Borrower Holdings LLC	Revolver	8.39%	SOFR	475	12/21/2032	USD	36,587	1,920	1,999	[1,3,4,5,6]
SAM Holding Company, Inc.	Delayed Draw	1.00%			6/30/2033	USD	6,578,948	(32,882)	(32,895)	[1,2,3]
SAM Holding Company, Inc.	First Lien Term Loan	8.73%	SOFR	500	6/30/2033	USD	5,263,158	5,236,849	5,236,842	[1,3,4]
Select Exterminating Intermediate II, LLC	Delayed Draw	7.98%	SOFR	425	6/9/2032	USD	2,273	2,253	2,231	[1,3,4]
Sentinel Buyer Corp.	Delayed Draw	1.00%			11/6/2032	USD	2,308,235	(22,026)	-	[1,2,3]
Sentinel Buyer Corp.	First Lien Term Loan	8.64%	SOFR	500	11/6/2032	USD	27,691,765	27,433,498	27,691,765	[1,3,4]
Solace Bidco Ltd.	First Lien Term Loan	8.48%	SONIA	475	4/19/2029	GBP	11,000,000	14,428,960	14,306,036	[1,3,4,8]
SurfacePrep Buyer, LLC	Delayed Draw	8.60%	SOFR	500	2/2/2030	USD	14,185,026	13,307,211	13,420,392	[1,3,4,5,6]
SurfacePrep Buyer, LLC	Delayed Draw	8.62%	SOFR	500	2/2/2030	USD	3,069,556	2,605,175	2,617,331	[1,3,4,5,6]
SurfacePrep Buyer, LLC	First Lien Term Loan	7.29%	EURIBOR	500	2/2/2030	EUR	8,019,000	9,069,876	9,070,852	[1,3,4,8]
SurfacePrep Buyer, LLC	First Lien Term Loan	8.62%	SOFR	500	2/2/2030	USD	38,415,483	37,913,345	38,261,375	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
SurfacePrep Buyer, LLC	Revolver	8.62%	SOFR	500	2/2/2030	USD	9,420,322	$1,063,551	$1,139,750	[1,3,4,5,6]
Talon Buyer Inc.	Delayed Draw	7.91%	SOFR	425	7/15/2032	USD	1,449,533	405,190	408,936	[1,3,4,5,6]
Talon Buyer Inc.	First Lien Term Loan	7.92%	SOFR	425	7/15/2032	USD	1,884,393	1,863,217	1,867,402	[1,3,4,6]
Talon Buyer Inc.	Revolver	7.88%	SOFR	425	7/15/2032	USD	527,321	99,751	100,709	[1,3,4,5,6]
Tamarack Intermediate, LLC	First Lien Term Loan	8.67%	SOFR	500	3/13/2028	USD	15,579,883	15,432,779	15,540,638	[1,3,4]
Tamarack Intermediate, LLC	Delayed Draw	8.67%	SOFR	500	3/12/2029	USD	13,122,531	3,735,730	3,749,465	[1,3,4,5]
Tamarack Intermediate, LLC	Delayed Draw	8.75%	SOFR	500	3/12/2029	USD	7,649,343	7,431,421	7,649,343	[1,3,4]
Tamarack Intermediate, LLC	First Lien Term Loan	8.67%	SOFR	500	3/12/2029	USD	10,354,478	10,307,903	10,332,497	[1,3,4]
Tamarack Intermediate, LLC	Revolver	0.50%			3/12/2029	USD	5,228,125	(10,400)	(15,016)	[1,2,3]
Tamarack Intermediate, LLC	First Lien Term Loan	8.67%	SOFR	500	6/10/2030	USD	1,760,327	1,749,321	1,755,896	[1,3,4]
The Arcticom Group, LLC	Delayed Draw	11.64%, 4.50% PIK	SOFR	800	12/22/2027	USD	10,455,649	10,099,225	10,361,375	[1,3,4,7]
The Arcticom Group, LLC	First Lien Term Loan	11.64%, 4.50% PIK	SOFR	800	12/22/2027	USD	4,249,648	4,206,518	4,205,053	[1,3,4,5,7]
The Arcticom Group, LLC	Revolver	11.64%, 4.50% PIK	SOFR	800	12/22/2027	USD	2,258,598	1,884,214	1,866,805	[1,3,4,5,7]
The Hiller Companies, Inc.	Delayed Draw	8.37%	SOFR	475	6/20/2030	USD	222,717	162,315	163,505	[1,3,4,5]
Titan Group Holdco, LLC	Delayed Draw	8.48%	SOFR	475	8/12/2029	USD	2,153,826	1,639,394	1,671,149	[1,3,4,5]
Titan Group Holdco, LLC	First Lien Term Loan	8.48%	SOFR	475	8/12/2029	USD	8,069,543	7,979,545	8,069,543	[1,3,4]
Titan Group Holdco, LLC	Revolver	0.50%			8/12/2029	USD	2,500,000	-	-	[1,2,3]
Trak Purchaser, Inc.	First Lien Term Loan	9.41%	SOFR	575	6/20/2031	USD	8,836,501	8,719,441	8,769,210	[1,3,4]
Trak Purchaser, Inc.	First Lien Term Loan	9.49%	SOFR	575	6/20/2031	USD	1,191,995	1,174,130	1,174,115	[1,3,4]
Trak Purchaser, Inc.	Revolver	9.41%	SOFR	575	6/20/2031	USD	465,517	198,771	200,796	[1,3,4,5]
Transit Technologies LLC	Delayed Draw	1.00%			8/20/2031	USD	170,793	(1,598)	(3,250)	[1,2,3,6]
Transit Technologies LLC	First Lien Term Loan	8.18%	SOFR	450	8/20/2031	USD	761,496	754,664	747,007	[1,3,4,6]
Trident Maritime Systems, Inc.	Revolver	11.27%	SOFR	750	2/26/2027	USD	1,745,617	1,480,071	1,254,276	[1,3,4,5]
True Talent Advisory Borrower LLC	Revolver	0.50%			1/9/2032	USD	2,120,198	(39,104)	(49,551)	[1,2,3]
True Talent Advisory Borrower LLC	Delayed Draw	8.98%	SOFR	525	1/9/2033	USD	4,098,119	330,589	314,034	[1,3,4,5]
True Talent Advisory Borrower LLC	First Lien Term Loan	8.98%	SOFR	525	1/9/2033	USD	8,781,683	8,614,564	8,576,445	[1,3,4]
TSYL Corporate Buyer, Inc.	Delayed Draw	8.17%	SOFR	450	12/19/2028	USD	7,046,921	6,986,494	7,046,921	[1,3,4]
TSYL Corporate Buyer, Inc.	First Lien Term Loan	8.17%	SOFR	450	12/19/2028	USD	1,840,122	1,824,857	1,840,122	[1,3,4]
TSYL Corporate Buyer, Inc.	Revolver	0.50%			12/19/2028	USD	3,500,000	(26,113)	-	[1,2,3]
Unity Purchaser, LLC	Delayed Draw	8.73%	SOFR	500	1/27/2031	USD	1,960,962	1,155,826	1,181,011	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Unity Purchaser, LLC	First Lien Term Loan	8.73%	SOFR	500	1/27/2031	USD	1,196,487	$1,181,906	$1,196,487	[1,3,4,6]
Unity Purchaser, LLC	Revolver	0.50%			1/27/2031	USD	409,338	(4,704)	-	[1,2,3,6]
Upchurch Operating Companies, LLC	Revolver	10.50%	PRIME	375	3/14/2031	USD	151,678	13,899	12,282	[1,3,4,5,6]
Upchurch Operating Companies, LLC	First Lien Term Loan	8.23%	SOFR	450	3/15/2032	USD	1,295,136	1,279,786	1,270,494	[1,3,4,6]
USIC Holdings, Inc.	Delayed Draw	9.17%	SOFR	550	9/10/2031	USD	3,416,740	2,747,685	2,770,750	[1,3,4,5]
USIC Holdings, Inc.	First Lien Term Loan	9.17%	SOFR	550	9/10/2031	USD	38,063,182	37,740,486	38,253,497	[1,3,4]
USIC Holdings, Inc.	First Lien Term Loan	9.42%, 3.13% PIK	SOFR	575	9/10/2031	USD	37,699,776	37,368,413	37,888,275	[1,3,4,7]
USIC Holdings, Inc.	Revolver	8.92%	SOFR	525	9/10/2031	USD	6,064,037	5,690,310	5,766,383	[1,3,4,5]
USIC Holdings, Inc.	Revolver	8.92%	SOFR	525	9/10/2031	USD	1,352,807	1,339,843	1,359,571	[1,3,4]
USRP Holdings, Inc.	Delayed Draw	1.00%			12/31/2029	USD	16,210,522	(161,701)	(162,105)	[1,2,3]
USRP Holdings, Inc.	Delayed Draw	8.39%	SOFR	475	12/31/2029	USD	29,457,357	28,105,959	28,532,376	[1,3,4,5,6]
USRP Holdings, Inc.	Delayed Draw	8.64%	SOFR	500	12/31/2029	USD	2,194,497	1,950,440	1,946,794	[1,3,4,5]
USRP Holdings, Inc.	First Lien Term Loan	8.39%	SOFR	475	12/31/2029	USD	27,052,375	26,544,791	26,781,850	[1,3,4]
USRP Holdings, Inc.	Revolver	0.50%			12/31/2029	USD	5,317,497	(66,790)	(53,175)	[1,2,3,6]
Valcourt Holdings II, LLC	Delayed Draw	8.39%	SOFR	475	5/20/2033	USD	1,586,236	195,773	195,636	[1,3,4,5,6]
Valcourt Holdings II, LLC	First Lien Term Loan	8.39%	SOFR	475	5/20/2033	USD	4,178,782	4,137,511	4,136,994	[1,3,4,6]
Valcourt Holdings II, LLC	Revolver	7.14%	SOFR	350	5/20/2033	USD	1,000	733	733	[1,3,4,5,6]
Valet Waste Holdings, Inc.	First Lien Term Loan	9.64%	SOFR	600	5/1/2029	USD	2,318,988	2,304,150	2,315,489	[1,3,4,6]
Valet Waste Holdings, Inc.	Revolver	9.64%	SOFR	600	5/1/2029	USD	107,147	102,666	103,154	[1,3,4,5,6]
Valicor PPC Intermediate I LLC	Revolver	8.64%	SOFR	500	1/24/2028	USD	653,367	521,593	520,072	[1,3,4,5,6]
Valicor PPC Intermediate I LLC	First Lien Term Loan	8.64%	SOFR	500	7/24/2028	USD	3,260,736	3,251,248	3,239,495	[1,3,4,6]
Valicor PPC Intermediate I LLC	First Lien Term Loan	8.64%	SOFR	500	7/24/2028	USD	1,036,788	1,033,299	1,030,034	[1,3,4,6]
Valkyrie Buyer, LLC	Revolver	8.98%	SOFR	525	5/6/2030	USD	3,299,396	1,407,544	1,404,594	[1,3,4,5]
Valkyrie Buyer, LLC	Delayed Draw	8.91%	SOFR	525	5/6/2031	USD	20,344,947	19,622,992	19,657,545	[1,3,4,5]
Valkyrie Buyer, LLC	Delayed Draw	8.98%	SOFR	525	5/6/2031	USD	10,959,940	10,817,881	10,842,931	[1,3,4]
Valkyrie Buyer, LLC	First Lien Term Loan	8.98%	SOFR	525	5/6/2031	USD	23,584,218	23,315,911	23,332,432	[1,3,4]
Vensure Employer Services, Inc.	Delayed Draw	8.73%	SOFR	500	9/27/2031	USD	44,385,959	19,666,104	19,733,407	[1,3,4,5,6]
Vensure Employer Services, Inc.	First Lien Term Loan	8.73%	SOFR	500	9/27/2031	USD	69,403,196	68,836,271	68,868,791	[1,3,4,6]
VRC Companies, LLC	Delayed Draw	8.93%	SOFR	525	6/29/2027	USD	4,951,721	4,921,612	4,951,721	[1,3,4]
VRC Companies, LLC	Delayed Draw	9.45%	SOFR	575	6/29/2027	USD	9,846,603	9,797,410	9,846,603	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
VRC Companies, LLC	First Lien Term Loan	8.91%	SOFR	525	6/29/2027	USD	13,666,423	$13,608,973	$13,666,423	[1,3,4]
VRC Companies, LLC	First Lien Term Loan	9.45%	SOFR	575	6/29/2027	USD	10,380,020	10,341,029	10,380,020	[1,3,4]
VRC Companies, LLC	Revolver	0.50%			6/29/2027	USD	146	-	-	[1,2,3]
W.A. Kendall and Company LLC	Delayed Draw	9.74%	SOFR	575	4/22/2030	USD	11,267,773	2,429,620	2,446,407	[1,3,4,5]
W.A. Kendall and Company LLC	First Lien Term Loan	9.74%	ARR CSA	575	4/22/2030	USD	7,175,888	7,116,374	7,129,144	[1,3,4]
W.A. Kendall and Company LLC	Revolver	9.87%	ARR CSA	588	4/22/2030	USD	1,488,429	1,068,193	1,071,898	[1,3,4,5]
Wipfli Advisory LLC	Delayed Draw	7.98%	SOFR	425	10/1/2032	USD	15,741,794	2,517,720	2,519,735	[1,3,4,5,6]
Wipfli Advisory LLC	First Lien Term Loan	7.98%	SOFR	425	10/1/2032	USD	17,362,730	17,282,701	17,282,861	[1,3,4,6]
Wipfli Advisory LLC	Revolver	0.50%			10/1/2032	USD	10,494,528	(46,940)	(48,275)	[1,2,3,6]
WRE Holding Corp.	Revolver	8.67%	SOFR	500	7/2/2030	USD	2,885,086	1,395,712	1,386,484	[1,3,4,5]
WRE Holding Corp.	Revolver	8.87%	SOFR	500	7/2/2030	USD	3,422,983	1,658,517	1,644,982	[1,3,4,5]
WRE Holding Corp.	Delayed Draw	1.00%			7/2/2031	USD	614,217	(5,834)	(6,560)	[1,2,3,6]
WRE Holding Corp.	Delayed Draw	8.73%	SOFR	500	7/2/2031	USD	12,004,062	795,074	778,920	[1,3,4,5,6]
WRE Holding Corp.	Delayed Draw	8.85%	SOFR	500	7/2/2031	USD	11,766,871	11,668,190	11,641,194	[1,3,4,6]
WRE Holding Corp.	First Lien Term Loan	8.74%	SOFR	500	7/2/2031	USD	38,071,964	37,770,825	37,665,338	[1,3,4]
Xactus, LLC	Revolver	9.23%	SOFR	550	5/6/2030	USD	3,000,000	982,568	977,500	[1,3,4,5]
Xactus, LLC	First Lien Term Loan	9.23%	SOFR	550	5/6/2032	USD	36,722,500	36,479,783	36,447,081	[1,3,4]
Xactus, LLC	First Lien Term Loan	9.23%	SOFR	550	5/2/2033	USD	4,000,000	3,970,298	3,970,000	[1,3,4]
YA Intermediate Holdings II, LLC	Delayed Draw	8.61%	SOFR	500	10/1/2031	USD	4,207,688	1,301,647	1,338,388	[1,3,4,5,6]
YA Intermediate Holdings II, LLC	First Lien Term Loan	8.73%	SOFR	500	10/1/2031	USD	9,988,602	9,907,358	9,988,602	[1,3,4,6]
YA Intermediate Holdings II, LLC	Revolver	11.50%	PRIME	400	10/1/2031	USD	2,023,008	1,225,513	1,240,778	[1,3,4,5,6]
YLG Holdings, Inc.	Delayed Draw	8.43%	SOFR	475	12/23/2030	USD	44,972,972	37,361,203	37,634,431	[1,3,4,5,6]
YLG Holdings, Inc.	First Lien Term Loan	8.43%	SOFR	475	12/23/2030	USD	13,017,715	12,912,294	12,917,479	[1,3,4,6]
YLG Holdings, Inc.	Revolver	8.53%	SOFR	475	12/23/2030	USD	3,166,667	272,080	271,171	[1,3,4,5]
YLG Holdings, Inc.	Revolver	10.50%	PRIME	375	12/23/2030	USD	861,326	73,364	73,759	[1,3,4,5,6]
Zinc Buyer Corporation	Delayed Draw	1.00%			7/24/2031	USD	249,359	(1,903)	(1,749)	[1,2,3]
Zinc Buyer Corporation	Delayed Draw	8.48%	SOFR	475	7/24/2031	USD	4,490,203	560,492	567,349	[1,3,4,5,6]
Zinc Buyer Corporation	First Lien Term Loan	8.48%	SOFR	475	7/24/2031	USD	12,819,175	12,707,686	12,729,254	[1,3,4,6]
Zinc Buyer Corporation	Revolver	0.50%			7/24/2031	USD	44,872	(341)	(315)	[1,2,3]
Zinc Buyer Corporation	Revolver	8.40%	SOFR	475	7/24/2031	USD	2,557,692	204,087	205,135	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Zone Climate Services, Inc.	Delayed Draw	9.88%	SOFR	600	3/9/2028	USD	5,313,439	$1,820,291	$1,804,968	[1,3,4,5,6]
Zone Climate Services, Inc.	Revolver	9.47%	SOFR	575	3/9/2028	USD	1,064,532	1,003,106	988,386	[1,3,4,5,6]
								3,633,304,755	3,616,689,126
Consumer Discretionary Distribution & Retail — 0.7%
1959 Holdings, LLC	First Lien Term Loan	10.12%	SOFR	650	7/5/2030	USD	15,375,000	15,245,001	15,375,000	[1,3,4,6]
BC Group Holdings, Inc.	Delayed Draw	1.00%			12/21/2027	USD	32,215	(266)	(354)	[1,2,3,6]
BC Group Holdings, Inc.	First Lien Term Loan	8.73%	SOFR	500	12/21/2027	USD	1,258,136	1,247,352	1,244,315	[1,3,4,6]
Consilio Midco Limited	Delayed Draw	1.00%			4/11/2032	USD	8,955,224	(89,551)	(4,822)	[1,2,3]
Consilio Midco Limited	First Lien Term Loan	7.04%	EURIBOR	475	4/11/2032	EUR	40,298,507	45,430,575	46,125,204	[1,3,4,8]
Consilio Midco Limited	First Lien Term Loan	8.48%	SOFR	475	4/11/2032	USD	62,238,806	61,697,435	62,140,597	[1,3,4]
Consilio Midco Limited	Revolver	8.48%	SOFR	475	4/11/2032	USD	13,432,836	1,679,268	1,783,812	[1,3,4,5]
Consilio Midco Limited	Delayed Draw	11.19%	SOFR	750	4/11/2033	USD	11,552	11,552	11,514	[1,3,4]
Hills Distribution, Inc.	Delayed Draw	9.25%	SOFR	550	11/8/2029	USD	525,766	96,791	101,648	[1,3,4,5,6]
Hills Distribution, Inc.	First Lien Term Loan	9.25%	SOFR	550	11/8/2029	USD	217,308	215,407	217,308	[1,3,4,6]
Hills Distribution, Inc.	Revolver	7.75%	SOFR	400	11/8/2029	USD	1,000	351	360	[1,3,4,5,6]
KnitWell Borrower LLC	First Lien Term Loan	11.63%	SOFR	775	7/28/2027	USD	7,223,039	7,159,069	7,161,485	[1,3,4]
NKD Group GmbH	First Lien Term Loan	9.54%	EURIBOR	725	9/30/2028	EUR	4,294,872	4,482,497	4,907,303	[1,3,4,8]
NL1 Acquire Corp.	Delayed Draw	7.54%	CORRA	525	5/26/2028	CAD	1,875,549	1,453,486	1,319,819	[1,3,4,8]
NL1 Acquire Corp.	Delayed Draw	8.98%	SOFR	525	5/26/2028	USD	234,594	228,772	234,169	[1,3,4]
NL1 Acquire Corp.	First Lien Term Loan	7.54%	CORRA	525	5/26/2028	CAD	9,608,302	7,547,942	6,761,339	[1,3,4,8]
NL1 Acquire Corp.	First Lien Term Loan	8.98%	SOFR	525	5/26/2028	USD	2,010,750	1,990,643	2,007,103	[1,3,4]
NL1 Acquire Corp.	Revolver	7.54%	CDOR	525	5/26/2028	CAD	1,330,000	264,863	137,461	[1,3,4,5,8]
Reddy Ice LLC	Delayed Draw	8.86%	SOFR	525	4/22/2029	USD	4,922,454	4,762,763	4,884,589	[1,3,4,5,6]
Reddy Ice LLC	Revolver	11.00%	PRIME	425	4/22/2029	USD	449,200	381,975	393,043	[1,3,4,5,6]
Saldon Holdings, Inc.	First Lien Term Loan	8.97%	SOFR	525	3/13/2028	USD	775,405	772,506	775,405	[1,3,4,6]
Saldon Holdings, Inc.	Revolver	0.50%			3/13/2028	USD	35,559	(129)	-	[1,2,3,6]
Shock Doctor Intermediate LLC	First Lien Term Loan	9.23%	SOFR	550	11/20/2029	USD	9,811,475	9,699,730	9,811,475	[1,3,4,6]
Shock Doctor Intermediate LLC	Revolver	9.23%	SOFR	550	11/20/2029	USD	2,099,664	591,972	615,901	[1,3,4,5,6]
Summit Buyer, LLC	Delayed Draw	1.00%			5/31/2031	USD	18,206,522	(82,629)	17,092	[1,2,3]
Summit Buyer, LLC	Delayed Draw	8.73%	SOFR	500	5/31/2031	USD	17,964,890	16,472,224	16,683,973	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Summit Buyer, LLC	First Lien Term Loan	8.73%	SOFR	500	5/31/2031	USD	32,914,402	$32,661,017	$33,083,174	[1,3,4]
Summit Buyer, LLC	Revolver	10.75%	PRIME	400	5/31/2031	USD	4,206,522	1,444,540	1,460,201	[1,3,4,5]
								215,365,156	217,248,114
Consumer Durables & Apparel — 0.8%
760203 N.B. Ltd.	First Lien Term Loan	7.81%	CORRA	550	12/31/2030	CAD	6,214,433	4,215,725	4,381,607	[1,3,4,6,8]
760203 N.B. Ltd.	Revolver	7.76%	CORRA	550	12/31/2030	CAD	96,864	67,491	68,296	[1,3,4,6,8]
760203 N.B. Ltd.	Revolver	7.76%	CORRA	550	12/31/2030	CAD	44,029	30,764	31,043	[1,3,4,6,8]
760203 N.B. Ltd.	Revolver	7.77%	CORRA	550	12/31/2030	CAD	308,202	218,711	217,304	[1,3,4,6,8]
760203 N.B. Ltd.	Revolver	7.78%	CORRA	550	12/31/2030	CAD	61,640	42,794	43,461	[1,3,4,6,8]
760203 N.B. Ltd.	Revolver	7.80%	CORRA	550	12/31/2030	CAD	8,806	5,996	6,209	[1,3,4,6,8]
760203 N.B. Ltd.	Revolver	7.77%	CORRA	550	12/31/2030	CAD	26,417	18,339	18,626	[1,3,4,6,8]
760203 N.B. Ltd.	Revolver	7.78%	CORRA	550	12/31/2030	CAD	391,099	272,023	275,753	[1,3,4,6,8]
760203 N.B. Ltd.	Revolver	8.83%	SOFR	525	12/31/2030	USD	123,281	120,576	123,281	[1,3,4,6]
760203 N.B. Ltd.	Revolver	8.87%	SOFR	525	12/31/2030	USD	176,116	172,407	176,116	[1,3,4,6]
760203 N.B. Ltd.	Revolver	8.87%	SOFR	525	12/31/2030	USD	563,570	551,798	563,570	[1,3,4,6]
760203 N.B. Ltd.	Revolver	8.89%	SOFR	525	12/31/2030	USD	8,806	8,609	8,806	[1,3,4,6]
760203 N.B. Ltd.	Revolver	8.90%	SOFR	525	12/31/2030	USD	52,835	51,701	52,835	[1,3,4,6]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	9.39%	SOFR	575	12/14/2027	USD	15,941,918	15,828,589	15,885,014	[1,3,4,6]
BPCP NSA Intermedco, Inc.	Delayed Draw	8.39%	SOFR	475	5/17/2030	USD	2,880,873	2,848,438	2,869,316	[1,3,4]
BPCP NSA Intermedco, Inc.	First Lien Term Loan	8.39%	SOFR	475	5/17/2030	USD	8,181,497	8,094,402	8,148,676	[1,3,4]
BPCP NSA Intermedco, Inc.	Revolver	0.50%			5/17/2030	USD	1,265,823	(12,362)	(5,078)	[1,2,3]
DRS Holdings III, Inc.	First Lien Term Loan	8.89%	SOFR	525	11/1/2028	USD	1,782,942	1,774,928	1,765,113	[1,3,4,6]
DRS Holdings III, Inc.	Revolver	0.50%			11/1/2028	USD	11,426	(37)	(114)	[1,2,3,6]
Exemplis LLC	Revolver	0.50%			12/23/2030	USD	9,523,810	(64,185)	(74,082)	[1,2,3]
Exemplis LLC	First Lien Term Loan	8.98%	SOFR	525	12/22/2032	USD	40,172,619	39,887,295	39,860,130	[1,3,4]
Lasko Operation Holdings, LLC	First Lien Term Loan	10.32%	SOFR	650	6/4/2030	USD	2,833,447	2,833,447	2,833,447	[1,3,4]
Lumos Holdings US Acquisition Co.	First Lien Term Loan	9.16%	SOFR	550	8/5/2030	USD	13,507,121	13,333,953	13,493,497	[1,3,4]
Monahan Products LLC	First Lien Term Loan	8.66%	SOFR	500	8/27/2027	USD	3,687,798	3,670,930	3,654,547	[1,3,4,6]
Penney Holdings, LLC	First Lien Term Loan	11.75%	SOFR	813	9/19/2030	USD	30,000,000	29,735,508	30,000,000	[1,3,4,6]
Rawlings Sports Goods Company, Inc.	Revolver	7.50%	SOFR	375	11/26/2029	USD	1,000	396	406	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Rawlings Sports Goods Company, Inc.	First Lien Term Loan	8.63%	SOFR	475	11/26/2030	USD	630,860	$625,890	$630,860	[1,3,4,6]
RefrigiWear, LLC	First Lien Term Loan	7.04%	EURIBOR	475	11/2/2027	EUR	18,243,243	19,689,172	19,874,258	[1,3,4,8]
RefrigiWear, LLC	First Lien Term Loan	8.63%	SOFR	475	11/2/2027	USD	1,459,383	1,444,789	1,391,443	[1,3,4]
RefrigiWear, LLC	First Lien Term Loan	8.66%	SONIA	475	11/2/2027	GBP	8,910,000	11,271,595	11,268,345	[1,3,4,8]
RefrigiWear, LLC	Revolver	7.04%	EURIBOR	475	11/2/2027	EUR	6,756,756	2,163,702	2,230,421	[1,3,4,5,8]
RefrigiWear, LLC	First Lien Term Loan	8.63%	SOFR	475	6/4/2029	USD	4,956,696	4,907,129	4,725,942	[1,3,4]
RefrigiWear, LLC	Revolver	0.50%			6/4/2029	USD	1,014,222	-	(47,216)	[1,2,3]
Regent Holding Company, LLC	First Lien Term Loan	11.49%	SOFR	775	6/30/2027	USD	10,710,499	10,641,471	10,335,177	[1,3,4,9,10,11]
Regent Holding Company, LLC	Revolver	0.50%			6/30/2027	USD	1,917,293	-	(67,187)	[1,2,3]
Sleep OpCo LLC and Helix Sleep, Inc.	First Lien Term Loan	9.15%	SOFR	550	11/7/2030	USD	3,824,368	3,772,909	3,774,573	[1,3,4]
Sleep OpCo LLC and Helix Sleep, Inc.	Revolver	0.50%			11/7/2030	USD	440,251	(5,761)	(5,732)	[1,2,3]
Spanx, LLC	First Lien Term Loan	9.33%	SOFR	550	6/30/2032	USD	9,391,649	9,391,649	9,391,649	[1,3,4]
Spanx, LLC	Revolver	0.50%			6/30/2032	USD	3,238,648	-	-	[1,2,3]
ST Athena Global LLC	Revolver	8.92%	SOFR	525	8/20/2029	USD	3,761,471	559,544	533,412	[1,3,4,5]
ST Athena Global LLC	Delayed Draw	8.89%	SOFR	525	8/20/2030	USD	1,203,780	254,718	249,782	[1,3,4,5]
ST Athena Global LLC	First Lien Term Loan	8.92%	SOFR	525	8/20/2030	USD	21,757,249	21,512,312	21,397,731	[1,3,4]
ST Athena Global LLC	First Lien Term Loan	8.98%	SONIA	525	8/20/2030	GBP	9,968,776	12,904,186	13,037,536	[1,3,4,8]
Stanton Carpet Corp.	Revolver	0.50%			10/1/2026	USD	1,189,468	-	-	[1,2,3]
Stanton Carpet Corp.	First Lien Term Loan	8.88%	SOFR	500	10/1/2027	USD	8,917,812	8,828,833	8,917,812	[1,3,4]
Team Acquisition Corporation	Revolver	10.75%	SOFR	700	11/21/2028	USD	4,618,975	3,893,593	2,392,007	[1,3,4,5]
Team Acquisition Corporation	First Lien Term Loan	10.85%	SOFR	700	11/21/2029	USD	21,994,685	21,404,796	14,439,473	[1,3,4]
								256,968,763	248,868,065
Consumer Services — 4.4%
A1 Garage Equity, LLC	Delayed Draw	8.14%	SOFR	450	12/22/2028	USD	3,150,220	3,053,506	3,150,220	[1,3,4]
A1 Garage Equity, LLC	First Lien Term Loan	8.14%	SOFR	450	12/22/2028	USD	6,742,614	6,644,797	6,742,614	[1,3,4]
A1 Garage Equity, LLC	Revolver	0.50%			12/22/2028	USD	1,515,151	(45,455)	-	[1,2,3]
All Day AcquisitionCo, LLC	First Lien Term Loan	9.48%	SOFR	575	4/30/2030	USD	13,372,864	13,151,105	13,279,059	[1,3,4]
All Day AcquisitionCo, LLC	Revolver	9.48%	SOFR	575	4/30/2030	USD	1,475,410	567,105	579,814	[1,3,4,5]
Any Hour, LLC	Delayed Draw	9.48%, 3.25% PIK	SOFR	575	5/23/2030	USD	7,608,584	639,679	219,563	[1,3,4,5,7]
Any Hour, LLC	First Lien Term Loan	9.48%, 3.25% PIK	SOFR	575	5/23/2030	USD	25,879,912	25,605,046	24,133,675	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Any Hour, LLC	Revolver	9.48%, 3.25% PIK	SOFR	575	5/23/2030	USD	3,834,053	$3,456,595	$3,236,519	[1,3,4,5,7]
Apex Service Partners, LLC	Revolver	8.73%	SOFR	500	10/24/2029	USD	3,055,284	1,365,187	1,389,897	[1,3,4,5,6]
Apex Service Partners, LLC	Delayed Draw	8.73%	SOFR	500	10/24/2030	USD	40,868,402	23,794,783	24,393,287	[1,3,4,5,6]
Apex Service Partners, LLC	First Lien Term Loan	8.73%	SOFR	500	10/24/2030	USD	38,298,167	37,164,098	38,298,167	[1,3,4,6]
Apex Service Partners, LLC	Delayed Draw	8.73%	SOFR	500	4/29/2032	USD	21,233,544	20,754,085	20,933,431	[1,3,4,5]
Apex Service Partners, LLC	First Lien Term Loan	8.73%	SOFR	500	4/29/2032	USD	7,150,826	7,091,538	7,150,826	[1,3,4]
Aptive Environmental, LLC	Delayed Draw	1.00%			10/15/2032	USD	1,279,070	(12,163)	(22,912)	[1,2,3]
Aptive Environmental, LLC	First Lien Term Loan	8.39%	SOFR	475	10/15/2032	USD	29,162,791	28,893,050	28,640,388	[1,3,4]
Aptive Environmental, LLC	Revolver	8.39%	SOFR	475	10/15/2032	USD	2,558,139	386,239	363,477	[1,3,4,5]
Archimède SAS	Delayed Draw	6.13%	EURIBOR	400	10/27/2027	EUR	1,500,000	1,804,888	1,593,789	[1,3,4,8]
Archimède SAS	First Lien Term Loan	6.13%	EURIBOR	400	10/27/2027	EUR	15,363,000	16,384,429	16,323,587	[1,3,4,8]
Bally's Corporation	Delayed Draw	11.15%, 3.50% PIK	SOFR	750	2/11/2031	USD	4,090,909	3,897,913	3,890,224	[1,3,4,6,7]
Bally's Corporation	First Lien Term Loan	11.15%, 3.50% PIK	SOFR	750	2/11/2031	USD	4,909,091	4,677,495	4,668,269	[1,3,4,6,7]
Barbri Holdings, Inc.	First Lien Term Loan	8.45%	SOFR	475	4/30/2030	USD	49,875,000	49,683,726	49,865,208	[1,3,4]
Birdie Bidco, Inc.	Delayed Draw	8.48%, 2.25% PIK	SOFR	475	11/17/2032	USD	380,269	61,755	64,385	[1,3,4,5,6,7]
Birdie Bidco, Inc.	First Lien Term Loan	8.48%, 2.25% PIK	SOFR	475	11/17/2032	USD	1,320,168	1,299,976	1,306,826	[1,3,4,5,6,7]
Birdie Bidco, Inc.	Revolver	0.50%			11/17/2032	USD	331,897	(2,265)	(632)	[1,2,3,6]
Bolt Purchaser, LLC	First Lien Term Loan	8.48%	SOFR	475	6/30/2033	USD	1,381,592	1,367,776	1,367,776	[1,3,4]
Bolt Purchaser, LLC	Revolver	0.50%			6/30/2033	USD	211,248	(2,112)	(2,112)	[1,2,3,6]
Bright Finco Limited	Delayed Draw	8.49%	SONIA	475	4/7/2032	GBP	986,842	1,329,555	1,329,607	[1,3,4,8]
Bright Finco Limited	First Lien Term Loan	8.49%	SONIA	475	4/7/2032	GBP	14,013,158	18,923,256	18,837,902	[1,3,4,8]
CEC Entertainment, Inc.	First Lien Term Loan	9.73%	SOFR	600	9/26/2030	USD	11,738,387	11,491,571	11,444,546	[1,3,4]
Churchill OPCO Holdings LLC	Delayed Draw	8.48%	SOFR	475	11/10/2029	USD	76,129	15,688	16,393	[1,3,4,5,6]
Churchill OPCO Holdings LLC	Revolver	8.39%	SOFR	475	11/10/2029	USD	1,015	1,006	1,015	[1,3,4,6]
Churchill OPCO Holdings LLC	Revolver	8.85%	SOFR	500	11/10/2029	USD	9,135	556	634	[1,3,4,5,6]
COP HomeTown Acquisitions, Inc.	Delayed Draw	8.91%	SOFR	525	7/16/2027	USD	30,369,477	29,895,838	30,247,645	[1,3,4,6]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	8.89%	SOFR	525	7/16/2027	USD	13,799,849	13,710,699	13,744,490	[1,3,4,6]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	8.91%	SOFR	525	7/16/2027	USD	4,299,556	4,278,875	4,282,307	[1,3,4,6]
COP HomeTown Acquisitions, Inc.	Revolver	11.00%	PRIME	425	7/16/2027	USD	1,556,667	1,000,244	996,560	[1,3,4,5,6]
CR Fitness Holdings, LLC	Revolver	7.98%	SOFR	425	10/16/2031	USD	2,500,000	238,921	250,000	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
CR Fitness Holdings, LLC	Delayed Draw	1.00%			10/17/2032	USD	5,000,000	$(23,777)	$9,373	[1,2,3]
CR Fitness Holdings, LLC	First Lien Term Loan	7.98%	SOFR	425	10/17/2032	USD	22,500,000	22,395,944	22,542,178	[1,3,4]
Davidson Hotel Company LLC	Delayed Draw	8.64%	SOFR	500	10/31/2031	USD	183,451	56,284	58,705	[1,3,4,5,6]
Davidson Hotel Company LLC	First Lien Term Loan	8.64%	SOFR	500	10/31/2031	USD	559,544	552,675	559,544	[1,3,4,6]
Davidson Hotel Company LLC	Revolver	0.50%			10/31/2031	USD	95,904	(1,113)	-	[1,2,3,6]
Equinox Holdings, Inc.	Second Lien Term Loan	16.00% PIK			6/30/2027	USD	432,135	429,112	433,146	[1,3,4,7]
Essential Services Holding Corporation	Revolver	8.90%	SOFR	525	6/17/2030	USD	1,301,115	667,764	664,849	[1,3,4,5,6]
Essential Services Holding Corporation	Delayed Draw	1.00%			6/17/2031	USD	2,081,784	(17,925)	(18,771)	[1,2,3,6]
Essential Services Holding Corporation	First Lien Term Loan	8.93%, 2.75% PIK	SOFR	525	6/17/2031	USD	10,617,100	10,534,544	10,521,370	[1,3,4,6,7]
Excel Fitness Holdings, Inc.	Delayed Draw	8.48%	SOFR	475	4/29/2029	USD	13,186,880	12,902,529	13,186,880	[1,3,4]
Excel Fitness Holdings, Inc.	First Lien Term Loan	8.48%	SOFR	475	4/29/2029	USD	19,598,383	19,247,470	19,598,383	[1,3,4]
ExperiGreen Intermediate Holdings, Inc.	First Lien Term Loan	8.39%	SOFR	475	2/22/2030	USD	52,280	51,701	52,133	[1,3,4,6]
ExperiGreen Intermediate Holdings, Inc.	Delayed Draw	8.48%	SOFR	475	12/10/2032	USD	2,324,100	479,059	500,259	[1,3,4,5,6]
ExperiGreen Intermediate Holdings, Inc.	First Lien Term Loan	8.39%	SOFR	475	12/10/2032	USD	9,339,174	9,250,459	9,312,799	[1,3,4,6]
ExperiGreen Intermediate Holdings, Inc.	Revolver	0.50%			12/10/2032	USD	1,188,190	(11,082)	(3,356)	[1,2,3,6]
Fairway Lawns, LLC	Delayed Draw	1.00%			5/17/2028	USD	747,518	(6,933)	-	[1,2,3,6]
Fairway Lawns, LLC	Revolver	0.50%			5/17/2028	USD	119,113	(1,018)	-	[1,2,3,6]
Fitness and Lifestyle Group Bidco Pty Ltd	Delayed Draw	10.39%, 7.25% PIK	BBSY	625	5/31/2028	AUD	245,945	160,322	168,967	[1,3,4,7,8]
Fitness and Lifestyle Group Bidco Pty Ltd	First Lien Term Loan	10.61%	BBSY	625	5/31/2028	AUD	51,177,073	35,875,110	35,159,324	[1,3,4,8]
Fitness and Lifestyle Group Bidco Pty Ltd	First Lien Term Loan	10.39%, 7.25% PIK	BBSY	625	5/31/2028	AUD	5,557,493	3,622,705	3,818,071	[1,3,4,7,8]
Fitness International, LLC	First Lien Term Loan	8.14%	SOFR	450	2/12/2029	USD	24,500,000	23,917,022	24,552,062	[1,4,6]
Fitness Ventures Holdings, Inc.	Revolver	7.65%	SOFR	400	8/1/2030	USD	1,000	990	990	[1,3,4,6]
Fitness Ventures Holdings, Inc.	Delayed Draw	8.39%	SOFR	500	8/1/2031	USD	723,399	229,364	229,268	[1,3,4,5,6]
Flint OpCo, LLC	Revolver	0.50%			8/15/2029	USD	129,492	(1,266)	(1,295)	[1,2,3,6]
Flint OpCo, LLC	Delayed Draw	1.00%			8/15/2030	USD	407,548	(4,048)	(4,076)	[1,2,3,6]
Flint OpCo, LLC	Delayed Draw	8.40%	SOFR	475	8/15/2030	USD	2,016,701	716,951	705,845	[1,3,4,5,6]
Flint OpCo, LLC	Delayed Draw	8.41%	SOFR	475	8/15/2030	USD	12,210,437	7,996,960	8,026,440	[1,3,4,5,6]
Flint OpCo, LLC	First Lien Term Loan	8.40%	SOFR	475	8/15/2030	USD	2,016,212	1,996,195	1,996,050	[1,3,4,6]
Flint OpCo, LLC	First Lien Term Loan	8.41%	SOFR	475	8/15/2030	USD	6,337,105	6,221,753	6,273,734	[1,3,4,6]
Flint OpCo, LLC	Revolver	0.50%			8/15/2030	USD	1,234,585	(28,754)	(12,346)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
GarageCo Intermediate II, LLC	Delayed Draw	1.00%			8/2/2032	USD	883,838	$(8,280)	$(13,258)	[1,2,3]
GarageCo Intermediate II, LLC	First Lien Term Loan	7.91%	SOFR	425	8/2/2032	USD	601,010	595,593	591,995	[1,3,4]
GarageCo Intermediate II, LLC	Revolver	0.50%			8/2/2032	USD	265,152	(2,312)	(3,977)	[1,2,3]
Gateway US Holdings, Inc.	Delayed Draw	8.48%	SOFR	475	9/22/2028	USD	13,965,585	12,821,104	12,820,488	[1,3,4,5]
Gateway US Holdings, Inc.	First Lien Term Loan	8.48%	SOFR	475	9/22/2028	USD	43,051,099	42,645,434	42,835,844	[1,3,4]
Gateway US Holdings, Inc.	Revolver	0.50%			9/22/2028	USD	1,716,201	(3,410)	(8,581)	[1,2,3]
GoodLife Fitness Centres Inc.	First Lien Term Loan	7.54%	CORRA	525	4/1/2033	CAD	31,158,091	22,516,990	21,748,932	[1,3,4,6,8]
GoodLife Fitness Centres Inc.	Revolver	0.50%			4/1/2033	CAD	5,861,909	(41,597)	(185,498)	[1,2,3,6,8]
GS Seer Group Borrower LLC	Revolver	10.37%	SOFR	675	4/28/2029	USD	733,945	550,459	501,597	[1,3,4,5]
GS Seer Group Borrower LLC	Delayed Draw	10.48%	SOFR	675	4/28/2030	USD	2,710,470	2,238,300	2,138,367	[1,3,4,5]
GS Seer Group Borrower LLC	First Lien Term Loan	10.48%	SOFR	675	4/28/2030	USD	6,334,633	6,211,923	5,912,913	[1,3,4]
GSV Holding, LLC	First Lien Term Loan	8.98%, 3.13% PIK	SOFR	525	10/18/2030	USD	74,722,746	74,162,052	74,235,994	[1,3,4,6,7]
GSV Holding, LLC	Revolver	0.50%			10/18/2030	USD	1,602,036	(11,650)	-	[1,2,3,6]
Health Buyer LLC	Delayed Draw	8.48%	SOFR	475	4/29/2030	USD	4,899	4,888	4,899	[1,3,4,6]
Health Buyer LLC	First Lien Term Loan	8.48%	SOFR	475	4/29/2030	USD	46,336	46,106	46,336	[1,3,4,6]
Health Buyer LLC	Revolver	0.50%			4/29/2030	USD	8,632	(116)	-	[1,2,3,6]
HP TLE Buyer, Inc.	First Lien Term Loan	8.48%	SOFR	475	7/1/2032	USD	32,786,885	32,493,727	32,791,541	[1,3,4]
HP TLE Buyer, Inc.	Revolver	0.50%			7/1/2032	USD	7,213,115	(61,948)	-	[1,2,3]
HS Spa Holdings, Inc.	Revolver	8.98%	SOFR	525	6/2/2028	USD	311,429	91,490	91,490	[1,3,4,5]
HS Spa Holdings, Inc.	Delayed Draw	8.91%	SOFR	525	6/2/2029	USD	247,513	245,872	245,829	[1,3,4]
HS Spa Holdings, Inc.	First Lien Term Loan	8.91%	SOFR	525	6/2/2029	USD	2,098,250	2,076,853	2,076,291	[1,3,4]
IFH Franchisee Holdings LLC	Delayed Draw	1.00%			12/20/2029	USD	626,715	(7,991)	-	[1,2,3,6]
IFH Franchisee Holdings LLC	First Lien Term Loan	9.14%	SOFR	550	12/20/2029	USD	2,754,766	2,723,918	2,754,766	[1,3,4,6]
IFH Franchisee Holdings LLC	Revolver	7.64%	SOFR	400	12/20/2029	USD	1,000	656	667	[1,3,4,5,6]
Infinity Home Services Holdco, Inc.	Delayed Draw	9.23%	SOFR	550	12/28/2028	USD	3,733,180	1,099,745	1,128,066	[1,3,4,5,6]
Ingenio, LLC	First Lien Term Loan	11.82%, 5.00% PIK	SOFR	800	8/3/2027	USD	15,073,776	14,993,988	14,198,514	[1,3,4,6,7]
Innovetive Petcare, LLC	Delayed Draw	8.81%	SOFR	500	6/30/2028	USD	6,745,307	6,405,192	6,428,008	[1,3,4,5,6]
Invited, Inc.	Delayed Draw	1.00%			6/9/2032	USD	363,911	(9,008)	(3,639)	[1,2,3,6]
Invited, Inc.	First Lien Term Loan	8.98%	SOFR	525	6/9/2032	USD	5,039,675	4,914,606	4,989,278	[1,3,4,6]
Invited, Inc.	Revolver	8.98%	SOFR	525	6/9/2032	USD	1,122,914	234,199	250,784	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
KBP Investments LLC	Delayed Draw	9.01%, 0.50% PIK	SOFR	525	5/26/2027	USD	25,528,383	$25,170,668	$24,595,477	[1,3,4,6,7]
LHS Borrower, LLC	First Lien Term Loan	8.89%	SOFR	525	9/4/2031	USD	68,592,007	67,671,377	67,286,939	[1,3,4,6]
LHS Borrower, LLC	Revolver	8.89%	SOFR	525	9/4/2031	USD	6,025,001	1,849,421	1,813,365	[1,3,4,5,6]
Mammoth Holdings, LLC	Revolver	11.75%	PRIME	500	11/15/2029	USD	2,272,727	498,377	479,486	[1,3,4,5]
Mammoth Holdings, LLC	Delayed Draw	9.68%	ARR CSA	600	11/15/2030	USD	4,467,044	4,402,792	4,382,053	[1,3,4]
Mammoth Holdings, LLC	First Lien Term Loan	9.73%	ARR CSA	600	11/15/2030	USD	17,772,727	17,520,289	17,434,574	[1,3,4]
Margaritaville Enterprises LLC	Delayed Draw	9.49%	SOFR	575	6/17/2027	USD	2,069,252	2,025,013	2,069,252	[1,3,4]
Margaritaville Enterprises LLC	Revolver	0.50%			6/17/2027	USD	312,500	(4,687)	-	[1,2,3]
Marlin DTC-LS Midco 2, LLC	First Lien Term Loan	10.24%	SOFR	650	7/1/2026	USD	20,088,682	19,916,905	20,088,681	[1,3,4]
McKissock Investment Holdings, LLC	First Lien Term Loan	8.67%	SOFR	500	3/10/2029	USD	24,437,500	24,086,050	21,375,893	[1,4]
Movati Athletic Group, Inc.	Revolver	0.50%			5/29/2029	CAD	2,812,500	(29,728)	(70,212)	[1,2,3,6,8]
Movati Athletic Group, Inc.	Delayed Draw	1.00%			5/29/2030	CAD	5,000,000	(55,742)	(85,323)	[1,2,3,6,8]
Movati Athletic Group, Inc.	First Lien Term Loan	6.86%	CORRA	425	5/29/2030	CAD	40,528,125	29,074,625	28,860,895	[1,3,4,6,8]
Movati Athletic Group, Inc.	Revolver	0.50%			5/29/2030	CAD	937,500	(7,873)	(20,221)	[1,2,3,8]
Mustang Prospects Purchaser, LLC	Delayed Draw	1.00%			6/13/2031	USD	87,348	(1,279)	(1,225)	[1,2,3,6]
Mustang Prospects Purchaser, LLC	First Lien Term Loan	9.17%	SOFR	500	6/13/2031	USD	18,693	18,423	18,431	[1,3,4,6]
Northwinds holdings, Inc.	Delayed Draw	9.04%	SOFR	525	5/1/2029	USD	1,520,767	299,053	311,997	[1,3,4,5,6]
Northwinds holdings, Inc.	Revolver	0.50%			5/1/2029	USD	187,921	(1,369)	-	[1,2,3,6]
Olo Parent, Inc.	First Lien Term Loan	8.17%	SOFR	450	9/13/2032	USD	9,075,942	9,034,160	9,000,794	[1,3,4,6]
OLO Parent, Inc.	Revolver	0.50%			9/13/2032	USD	1,997,180	(8,903)	(16,536)	[1,2,3,6]
Patriot Acquireco LLC	First Lien Term Loan	8.17%	SOFR	450	9/4/2032	USD	11,306,818	11,238,001	11,204,869	[1,3,4,6]
Patriot Acquireco LLC	Revolver	8.17%	SOFR	450	9/4/2032	USD	1,136,364	217,163	217,027	[1,3,4,5,6]
PestCo, LLC	Delayed Draw	8.41%	SOFR	475	8/6/2030	USD	415,564	413,833	415,564	[1,3,4,6]
PestCo, LLC	First Lien Term Loan	8.41%	SOFR	475	8/6/2030	USD	1,887,948	1,879,906	1,887,948	[1,3,4,6]
PestCo, LLC	Revolver	10.50%	PRIME	375	8/6/2030	USD	175,237	47,477	48,190	[1,3,4,5,6]
PF Carrus Careers, LLC	First Lien Term Loan	8.48%	SOFR	475	11/13/2031	USD	44,796,512	44,384,749	45,289,273	[1,3,4]
PF Carrus Careers, LLC	Revolver	8.48%	SOFR	475	11/13/2031	USD	10,203,489	4,308,181	4,400,490	[1,3,4,5]
Premiere Buyer, LLC	Revolver	0.50%			5/1/2030	USD	156,525	(1,799)	-	[1,2,3,6]
Premiere Buyer, LLC	Delayed Draw	1.00%			5/1/2031	USD	294,982	(3,999)	-	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Premiere Buyer, LLC	Delayed Draw	9.99%	SOFR	600	5/1/2031	USD	137,110	$135,375	$137,110	[1,3,4,6]
QSR Acquisition Co.	Delayed Draw	1.00%			6/25/2032	USD	9,170,000	(63,865)	3,653	[1,2,3]
QSR Acquisition Co.	First Lien Term Loan	7.89%	SOFR	425	6/25/2032	USD	41,031,200	40,757,297	41,047,545	[1,3,4]
QSR Acquisition Co.	Revolver	0.50%			6/25/2032	USD	3,570,000	(22,943)	(10,254)	[1,2,3]
Quick Quack Car Wash Holdings, LLC	Delayed Draw	8.64%	SOFR	500	6/10/2031	USD	22,396,783	17,205,910	17,220,614	[1,3,4,5,6]
Quick Quack Car Wash Holdings, LLC	First Lien Term Loan	8.64%	SOFR	500	6/10/2031	USD	7,059,776	6,977,630	7,015,299	[1,3,4,6]
Quick Quack Car Wash Holdings, LLC	Revolver	0.50%			6/10/2031	USD	2,333,333	(25,163)	(14,700)	[1,2,3,6]
Rarebreed Veterinary Partners, Inc.	Delayed Draw	1.00%			4/18/2030	USD	8,571,428	(79,568)	(4,780)	[1,2,3]
Rarebreed Veterinary Partners, Inc.	Delayed Draw	8.89%	SOFR	525	4/18/2030	USD	2,142,857	1,123,201	1,141,662	[1,3,4,5]
Rarebreed Veterinary Partners, Inc.	First Lien Term Loan	8.89%	SOFR	525	4/18/2030	USD	4,275,000	4,256,177	4,251,253	[1,3,4]
Riverside Assessments, LLC	First Lien Term Loan	8.98%	SOFR	525	3/19/2031	USD	40,773,750	40,164,410	40,374,783	[1,3,4]
Riverside Assessments, LLC	Revolver	8.98%	SOFR	525	3/19/2031	USD	6,000,000	5,116,899	5,141,290	[1,3,4,5]
Saguaro Buyer, LLC	Delayed Draw	8.23%	SOFR	450	7/3/2032	USD	39,096,018	29,113,291	29,453,167	[1,3,4,5]
Saguaro Buyer, LLC	First Lien Term Loan	8.23%	SOFR	450	7/3/2032	USD	29,769,525	29,503,452	29,609,872	[1,3,4]
Saguaro Buyer, LLC	Revolver	0.50%			7/3/2032	USD	5,656,968	(48,688)	(28,359)	[1,2,3]
SCW Holdings III Corp	Delayed Draw	8.73%	SOFR	500	3/17/2032	USD	3,214,286	1,390,887	1,395,991	[1,3,4,5,6]
SDC Holdco LLC	First Lien Term Loan	8.02%	SOFR	438	7/28/2032	USD	16,865,494	16,711,496	16,710,656	[1,3,4]
SDC Holdco LLC	Revolver	0.50%			7/28/2032	USD	1,590,100	(13,832)	(14,598)	[1,2,3]
Seahawk Bidco, LLC	Delayed Draw	8.41%	SOFR	475	12/18/2030	USD	5,407,273	457,874	439,094	[1,3,4,5,6]
Seahawk Bidco, LLC	Delayed Draw	8.73%	SOFR	500	12/18/2030	USD	47,273	47,046	46,881	[1,3,4,6]
Seahawk Bidco, LLC	Revolver	8.66%	SOFR	500	12/18/2030	USD	1,090,909	184,735	181,876	[1,3,4,5,6]
Seahawk Bidco, LLC	Delayed Draw	8.73%	SOFR	500	12/18/2031	USD	3,611,429	3,588,266	3,581,528	[1,3,4,6]
Senske Acquisition, Inc.	Delayed Draw	8.98%	SOFR	525	6/13/2031	USD	56,385	55,879	55,594	[1,3,4,6]
SGP Shaka Holdo, LLC	Delayed Draw	1.00%			1/26/2031	USD	146,648	(2,784)	(2,790)	[1,2,3,6]
SGP Shaka Holdo, LLC	First Lien Term Loan	9.98%	SOFR	625	1/26/2031	USD	263,966	259,058	258,944	[1,3,4,6]
SGP Shaka Holdo, LLC	Revolver	0.50%			1/26/2031	USD	38,737	(709)	(737)	[1,2,3,6]
Southern Air & Heat Holdings, LLC	First Lien Term Loan	8.88%	SOFR	525	10/1/2027	USD	11,548,104	11,548,104	11,455,557	[1,3,4]
Southern Air & Heat Holdings, LLC	Delayed Draw	8.34%	SOFR	475	4/1/2028	USD	23,209,565	8,048,525	7,964,824	[1,3,4,5]
Southpaw AP Buyer, LLC	Delayed Draw	9.32%	SOFR	550	3/20/2028	USD	22,300	19,737	20,270	[1,3,4,5]
Southpaw AP Buyer, LLC	First Lien Term Loan	9.31%	SOFR	550	3/20/2028	USD	274,004	271,965	273,466	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Southpaw AP Buyer, LLC	Revolver	9.33%	SOFR	550	3/20/2028	USD	22,570	$4,992	$5,102	[1,3,4,5]
Splash Car Wash, Inc.	Revolver	0.50%			3/17/2031	USD	1,744,186	(10,429)	(9,928)	[1,2,3,6]
Splash Car Wash, Inc.	Delayed Draw	8.73%	SOFR	500	3/17/2032	USD	3,488,373	3,465,280	3,468,517	[1,3,4,6]
Splash Car Wash, Inc.	First Lien Term Loan	8.73%	SOFR	500	3/17/2032	USD	8,786,599	8,729,446	8,736,587	[1,3,4,6]
Spotless Brands, LLC	Delayed Draw	8.65%	SOFR	500	7/25/2028	USD	24,464,644	9,081,245	9,094,806	[1,3,4,5]
Topgolf International, LLC	First Lien Term Loan	8.23%	SOFR	450	1/1/2033	USD	3,117,837	3,088,286	3,089,725	[1,3,4,6]
Topgolf International, LLC	Revolver	8.12%	SOFR	450	1/1/2033	USD	1,070,850	76,788	76,933	[1,3,4,5,6]
Treehouse Junior Limited	First Lien Term Loan	8.67%	SOFR	500	3/25/2028	USD	2,377,358	2,340,549	2,372,171	[1,3,4]
Treehouse Junior Limited	First Lien Term Loan	8.77%	SOFR	500	3/25/2028	USD	5,377,358	5,377,359	5,365,626	[1,3,4]
Triple JJJ Lube, Corp.	First Lien Term Loan	9.67%	SOFR	600	1/26/2032	USD	1,857,892	1,822,681	1,857,892	[1,3,4,6]
Triple JJJ Lube, Corp.	Revolver	9.67%	SOFR	600	1/26/2032	USD	347,560	197,735	204,248	[1,3,4,5,6]
TSWT Acquisition, Inc.	Delayed Draw	8.65%	SOFR	500	11/21/2031	USD	624,816	521,493	524,838	[1,3,4,5,6]
TSWT Acquisition, Inc.	First Lien Term Loan	8.65%	SOFR	500	11/21/2031	USD	1,349,959	1,337,507	1,337,787	[1,3,4,6]
TSWT Acquisition, Inc.	Revolver	8.64%	SOFR	500	11/21/2031	USD	286,508	130,539	130,547	[1,3,4,5,6]
TWAS Holdings, LLC	Delayed Draw	1.00%			12/30/2029	USD	22,879,641	(210,984)	(378,064)	[1,2,3,6]
TWAS Holdings, LLC	First Lien Term Loan	8.39%	SOFR	475	12/30/2029	USD	6,715,459	6,657,210	6,604,493	[1,3,4,6]
US Fitness Holdings, LLC	Revolver	0.50%			9/4/2030	USD	1,801,885	(10,861)	-	[1,2,3,6]
US Fitness Holdings, LLC	Delayed Draw	9.23%	SOFR	550	9/4/2031	USD	1,670,059	1,654,771	1,670,059	[1,3,4,6]
US Fitness Holdings, LLC	First Lien Term Loan	9.23%	SOFR	550	9/4/2031	USD	6,273,164	6,217,372	6,273,164	[1,3,4,6]
Vertex Service Partners, LLC	Delayed Draw	9.73%	SOFR	600	11/8/2030	USD	14,204,356	9,888,668	9,496,403	[1,3,4,5,6]
Vertex Service Partners, LLC	First Lien Term Loan	9.73%	SOFR	600	11/8/2030	USD	4,571,019	4,493,126	4,426,854	[1,3,4,6]
Vertex Service Partners, LLC	Revolver	9.73%	SOFR	600	11/8/2030	USD	1,284,883	1,264,624	1,244,359	[1,3,4,5,6]
Vista Higher Learning LLC	First Lien Term Loan	7.17%	SOFR	350	9/16/2031	USD	1,000	991	981	[1,3,4,6]
Vista Higher Learning LLC	First Lien Term Loan	8.42%	SOFR	475	9/16/2031	USD	3,131,893	3,103,761	3,072,304	[1,3,4,6]
Vista Higher Learning LLC	Revolver	0.50%			9/16/2031	USD	1,000	(9)	(19)	[1,2,3,6]
VPP Intermediate Holdings, LLC	Delayed Draw	8.89%	SOFR	525	12/1/2027	USD	4,690,659	2,891,386	2,880,171	[1,3,4,5,6]
WIN Holdings III Corp	First Lien Term Loan	8.74%	SOFR	500	7/16/2028	USD	14,327,360	14,220,039	13,994,634	[1,3,4]
WIN Holdings III Corp.	First Lien Term Loan	9.48%	SOFR	575	7/16/2028	USD	10,089,620	9,920,524	9,855,308	[1,3,4]
Wrench Group LLC	Delayed Draw	1.00%			9/3/2032	USD	6,367,725	(60,389)	(31,839)	[1,2,3]
Wrench Group LLC	First Lien Term Loan	8.48%	SOFR	475	9/3/2032	USD	45,990,553	45,567,332	45,760,601	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Wrench Group LLC	Revolver	8.42%	SOFR	475	9/3/2032	USD	5,920,641	$69,970	$93,402	[1,3,4,5]
Wrench Group LLC	Revolver	8.43%	SOFR	475	9/3/2032	USD	447,084	443,050	444,848	[1,3,4]
								1,339,599,563	1,336,979,518
Consumer Staples Distribution & Retail — 0.1%
Blazing Star Parent	First Lien Term Loan	9.66%	SOFR	600	8/28/2030	USD	4,443,750	4,346,931	4,443,750	[1,3,4,6]
DecoPac, Inc.	Revolver	8.66%	SOFR	500	10/31/2031	USD	2,373,764	454,968	455,220	[1,3,4,5,6]
GMF Parent, Inc.	Delayed Draw	1.00%			12/20/2032	USD	10,478,181	(100,867)	(94,477)	[1,2,3,6]
GMF Parent, Inc.	First Lien Term Loan	8.18%	SOFR	450	12/20/2032	USD	19,577,653	19,392,810	19,401,129	[1,3,4,6]
GMF Parent, Inc.	Revolver	8.18%	SOFR	450	12/20/2032	USD	3,130,459	283,285	284,030	[1,3,4,5,6]
LJ Perimeter Buyer, Inc.	First Lien Term Loan	10.31%	SOFR	650	10/31/2028	USD	7,348	7,304	7,348	[1,3,4]
LJ Perimeter Buyer, Inc.	Delayed Draw	1.00%			10/31/2031	USD	267,188	(2,632)	(1,336)	[1,2,3]
								24,381,799	24,495,664
Energy — 0.1%
Cadence Intermediate	Delayed Draw	1.00%			10/1/2028	USD	5,830,301	(57,351)	(58,303)	[1,2,3]
Cadence Intermediate	First Lien Term Loan	10.73%	SOFR	700	10/1/2028	USD	6,373,832	6,311,911	6,310,094	[1,3,4]
Cadence Intermediate	Revolver	0.50%			10/1/2028	USD	615,796	(5,957)	(6,158)	[1,2,3]
KENE Acquisition, Inc.	Revolver	0.50%			2/8/2031	USD	3,401,559	(23,004)	(28,651)	[1,2,3]
NDT Global Holding Inc.	Delayed Draw	8.14%	SOFR	450	6/4/2032	USD	4,594,940	1,977,159	1,999,711	[1,3,4,5]
NDT Global Holding Inc.	First Lien Term Loan	8.14%	SOFR	450	6/4/2032	USD	10,298,250	10,207,246	10,233,170	[1,3,4]
NDT Global Holding Inc.	Revolver	0.50%			6/4/2032	USD	2,300,000	(19,540)	(14,535)	[1,2,3]
								18,390,464	18,435,328
Financial Services — 4.7%
1364720 B.C. LTD	Delayed Draw	7.11%	CORRA	450	9/9/2028	CAD	10,104,331	4,059,194	3,897,950	[1,3,4,5,6,8]
1364720 B.C. LTD	First Lien Term Loan	7.11%	CORRA	450	9/9/2028	CAD	11,097,500	8,233,961	7,773,539	[1,3,4,8]
1364720 B.C. LTD	Revolver	0.50%			9/9/2028	CAD	2,000,000	(29,940)	(96,053)	[1,2,3,8]
Arax MidCo, LLC	Revolver	8.98%	SOFR	500	4/11/2029	USD	2,155,172	49,727	64,719	[1,3,4,5]
Arax MidCo, LLC	Delayed Draw	8.98%	SOFR	525	3/24/2032	USD	10,828,877	1,877,831	1,883,579	[1,3,4,5,6]
Arax MidCo, LLC	First Lien Term Loan	8.98%	SOFR	525	3/24/2032	USD	17,566,845	17,481,450	17,490,073	[1,3,4,6]
Arax MidCo, LLC	Revolver	0.50%			3/24/2032	USD	1,604,278	(7,726)	(7,011)	[1,2,3,6]
Baker Tilly Advisory Group, LP	Revolver	0.50%			6/3/2030	USD	38,732	(383)	-	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Baker Tilly Advisory Group, LP	First Lien Term Loan	8.39%	SOFR	475	6/3/2031	USD	207,295	$204,910	$207,295	[1,3,4]
Banker's Toolbox, Inc.	Delayed Draw	8.35%	SOFR	450	7/27/2029	USD	1,610,578	794,543	794,797	[1,3,4,5,6]
Banker's Toolbox, Inc.	First Lien Term Loan	8.35%	SOFR	450	7/27/2029	USD	1,600,104	1,589,992	1,589,679	[1,3,4,6]
BCTO Bluebill Buyer, Inc.	First Lien Term Loan	8.17%	SOFR	450	7/30/2032	USD	20,222,222	20,039,784	20,083,915	[1,3,4]
BCTO Bluebill Buyer, Inc.	Revolver	0.50%			7/30/2032	USD	2,527,778	(22,029)	(17,288)	[1,2,3]
Beacon Pointe Harmony LLC	Revolver	0.50%			12/29/2027	USD	639,000	-	(2,563)	[1,2,3]
Beacon Pointe Harmony LLC	Delayed Draw	8.14%	SOFR	450	12/29/2028	USD	3,977,666	3,940,558	3,961,710	[1,3,4]
Beacon Pointe Harmony LLC	First Lien Term Loan	8.14%	SOFR	450	12/29/2028	USD	6,174,813	6,106,258	6,150,042	[1,3,4]
Beacon Pointe Harmony, LLC	Delayed Draw	8.14%	SOFR	450	12/29/2028	USD	8,598,234	2,818,523	2,819,682	[1,3,4,5,6]
Bennu Bidco Limited	Delayed Draw	1.00%			4/29/2033	GBP	2,200,000	1,259,300	1,212,805	[1,2,3,8]
Bennu Bidco Limited	First Lien Term Loan	8.49%	SONIA	450	4/29/2033	GBP	8,800,000	11,568,594	11,380,820	[1,3,4,8]
Beta Plus Technologies, Inc.	Revolver	0.50%			7/1/2027	USD	6,200,000	-	(17,808)	[1,2,3]
Beta Plus Technologies, Inc.	First Lien Term Loan	9.48%	SOFR	575	7/1/2029	USD	43,999,999	41,774,262	43,873,622	[1,3,4]
Cerity Partners Equity Holding LLC	Delayed Draw	1.00%			7/28/2031	USD	11,419,680	(54,411)	(28,549)	[1,2,3]
Cerity Partners Equity Holding LLC	Revolver	8.15%	SOFR	450	7/28/2031	USD	1,027,771	488,676	490,761	[1,3,4,5]
Cerity Partners, LLC	Revolver	8.15%	SOFR	450	7/28/2028	USD	2,201,035	1,518,978	1,524,216	[1,3,4,5,6]
Cerity Partners, LLC	Delayed Draw	1.00%			7/28/2029	USD	1,270,708	(4,372)	(3,177)	[1,2,3]
Cerity Partners, LLC	Delayed Draw	8.23%	SOFR	450	7/28/2029	USD	46,145,296	44,916,355	45,102,121	[1,3,4,5,6]
Cerity Partners, LLC	First Lien Term Loan	8.23%	SOFR	450	7/28/2029	USD	58,300,833	57,142,573	58,155,081	[1,3,4]
Cerity Partners, LLC	Revolver	8.15%	SOFR	450	7/28/2029	USD	1,209,231	1,181,883	1,186,176	[1,3,4,5]
CFGI Holdings, LLC	First Lien Term Loan	7.89%	SOFR	425	11/2/2027	USD	2,902,571	2,873,546	2,847,346	[1,3,4]
CFGI Holdings, LLC	Revolver	0.50%			11/2/2027	USD	1,751,825	(17,518)	(33,331)	[1,2,3]
Charisma Fund I LP	Revolver	8.17%	SOFR	450	6/30/2031	USD	250,000,000	20,142,278	20,142,278	[1,3,4,5,18]
Cherry Bekaert Advisory LLC	Delayed Draw	8.48%	SOFR	475	6/30/2030	USD	5,898,851	5,806,145	5,797,834	[1,3,4,6]
Cherry Bekaert Advisory LLC	First Lien Term Loan	8.48%	SOFR	475	6/30/2030	USD	5,794,723	5,731,169	5,695,489	[1,3,4,6]
Cherry Bekaert Advisory LLC	Revolver	8.48%	SOFR	475	6/30/2030	USD	2,373,418	2,367,484	2,332,774	[1,3,4,6]
ClearCapital Holdings, LLC	Delayed Draw	8.48%	SOFR	475	7/2/2032	USD	1,806,270	1,460,194	1,428,693	[1,3,4,5,6]
ClearCapital Holdings, LLC	First Lien Term Loan	8.48%	SOFR	475	7/2/2032	USD	3,793,166	3,750,532	3,683,026	[1,3,4,6]
ClearCapital Holdings, LLC	Revolver	0.38%			7/2/2032	USD	722,508	(7,819)	(20,979)	[1,2,3,6]
Convera International Financial S.À R.L	First Lien Term Loan	8.63%	SOFR	475	3/1/2030	USD	2,241,704	2,219,558	2,241,704	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Convera International Financial S.À R.L	Revolver	0.50%			3/1/2030	USD	145,204	$(1,280)	$-	[1,2,3,6]
Convera International Financial S.À R.L	First Lien Term Loan	8.63%	SOFR	475	11/15/2030	USD	1,798,613	1,777,287	1,798,613	[1,3,4,6]
Corinthia Bidco Limited	Delayed Draw	1.00%			6/2/2033	USD	5,000,000	(24,861)	(25,000)	[1,2,3]
Corinthia Bidco Limited	First Lien Term Loan	8.40%	SOFR	475	6/2/2033	USD	12,500,000	12,438,033	12,437,500	[1,3,4]
Corinthia Bidco Limited	Revolver	8.40%	SOFR	475	6/2/2033	USD	2,500,000	87,637	87,500	[1,3,4,5]
Credit Connection, LLC	First Lien Term Loan	9.63%	SOFR	575	7/30/2026	USD	8,173,090	8,062,339	8,173,090	[1,3,4]
Credit Connection, LLC	Revolver	0.50%			7/30/2026	USD	600,000	(12,678)	-	[1,2,3]
CUB Financing Intermediate LLC	Delayed Draw	8.48%	SOFR	475	6/28/2030	USD	2,523,335	2,503,445	2,523,335	[1,3,4,6]
Deerfield Dakota Holding, LLC	First Lien Term Loan	9.48%, 2.75% PIK	SOFR	575	9/13/2032	USD	128,871,012	127,690,569	128,226,657	[1,3,4,7]
Deerfield Dakota Holding, LLC	Revolver	8.89%	SOFR	525	9/13/2032	USD	13,208,842	4,377,325	4,428,791	[1,3,4,5]
DM Intermediate Parent, LLC	Delayed Draw	1.00%			9/30/2030	USD	7,500,000	(72,316)	(60,362)	[1,2,3]
DM Intermediate Parent, LLC	First Lien Term Loan	8.64%	SOFR	500	9/30/2030	USD	7,500,000	7,429,339	7,439,638	[1,3,4]
Ecapital Finance Corp.	First Lien Term Loan	10.97%	SOFR	716	9/29/2029	USD	354,251	344,728	351,057	[1,3,4,6]
EdgeCo Buyer, Inc.	Delayed Draw	8.23%	SOFR	450	6/1/2028	USD	25,557,618	25,249,647	25,519,050	[1,3,4,6]
EdgeCo Buyer, Inc.	First Lien Term Loan	8.23%	SOFR	450	6/1/2028	USD	11,497,446	11,442,842	11,480,093	[1,3,4,6]
EdgeCo Buyer, Inc.	Revolver	10.25%	PRIME	350	6/1/2028	USD	1,465,743	1,213,216	1,219,240	[1,3,4,5,6]
Empower Payments Investor, LLC	Revolver	0.50%			3/12/2030	USD	3,176,331	(39,713)	(18,216)	[1,2,3,6]
Empower Payments Investor, LLC	Delayed Draw	1.00%			3/12/2031	USD	1,147,477	(5,565)	(6,580)	[1,2,3,6]
Empower Payments Investor, LLC	Delayed Draw	8.14%	SOFR	450	3/12/2031	USD	14,340,784	14,174,239	14,258,544	[1,3,4,6]
Empower Payments Investor, LLC	First Lien Term Loan	8.14%	SOFR	450	3/12/2031	USD	60,097,740	59,329,917	59,753,096	[1,3,4,6]
Empower Payments Investor, LLC	First Lien Term Loan	8.39%	SOFR	475	3/12/2031	USD	4,805,306	4,782,416	4,777,749	[1,3,4,6]
Endeavor Bidco LLC	First Lien Term Loan	7.98%	SOFR	425	8/21/2029	USD	477,173	473,350	477,173	[1,3,4,6]
Equinox Buyer LLC	First Lien Term Loan	8.87%	SOFR	525	9/9/2031	USD	769,221	758,876	759,436	[1,3,4]
Equinox Buyer LLC	Revolver	0.50%			9/9/2031	USD	103,851	(1,352)	(1,321)	[1,2,3]
Flow Traders Holding, LLC	First Lien Term Loan	8.73%	SOFR	500	10/29/2031	USD	6,329,308	6,242,510	6,246,896	[1,3,4]
Flow Traders Holding, LLC	Revolver	8.67%	SOFR	500	10/29/2031	USD	2,477,839	1,122,967	1,124,062	[1,3,4,5]
Fraizer & Deeter Advisory, LLC	Revolver	10.25%	PRIME	350	5/2/2031	USD	220,780	86,496	87,371	[1,3,4,5,6]
Fraizer & Deeter Advisory, LLC	Delayed Draw	8.23%	SOFR	450	5/2/2032	USD	1,981,362	1,273,216	1,278,000	[1,3,4,5,6]
Fraizer & Deeter Advisory, LLC	First Lien Term Loan	8.23%	SOFR	450	5/2/2032	USD	1,246,295	1,235,343	1,240,979	[1,3,4,6]
GC Waves Holdings Inc	Delayed Draw	8.14%	SOFR	450	10/4/2030	USD	17,272,678	5,789,039	5,827,559	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Grit Buyer, Inc.	Revolver	0.50%			7/16/2031	USD	292,207	$(3,697)	$-	[1,2,3,6]
Grit Buyer, Inc.	Delayed Draw	8.23%	SOFR	450	7/16/2032	USD	1,193,525	364,703	381,278	[1,3,4,5,6]
Grit Buyer, Inc.	First Lien Term Loan	8.23%	SOFR	450	7/16/2032	USD	2,382,990	2,350,907	2,382,990	[1,3,4,6]
GTCR ABC Buyer, LLC	Delayed Draw	1.00%			4/14/2033	USD	4,341,756	(42,869)	(6,037)	[1,2,3,6]
GTCR ABC Buyer, LLC	First Lien Term Loan	8.23%	SOFR	450	4/14/2033	USD	10,420,215	10,317,942	10,380,816	[1,3,4,6]
GTCR ABC Buyer, LLC	Revolver	0.50%			4/14/2033	USD	2,170,878	(21,170)	(8,209)	[1,2,3,6]
Harp Finco Limited	First Lien Term Loan	8.73%	SONIA	500	3/27/2032	GBP	2,853,274	3,686,318	3,679,629	[1,3,4,8]
HBWM Intermediate II, LLC	Delayed Draw	8.14%	SOFR	450	11/15/2031	USD	15,227,283	2,327,064	2,271,875	[1,3,4,5]
HBWM Intermediate II, LLC	Delayed Draw	8.39%	SOFR	475	11/15/2031	USD	2,769,356	2,757,937	2,747,755	[1,3,4]
HBWM Intermediate II, LLC	First Lien Term Loan	8.39%	SOFR	475	11/15/2031	USD	225,010	224,087	223,255	[1,3,4]
HBWM Intermediate II, LLC	Revolver	8.14%	SOFR	450	11/15/2031	USD	1,529,957	1,065,370	1,065,302	[1,3,4,5]
Heights Buyer, LLC	Delayed Draw	1.00%			8/25/2028	USD	248,810	(2,110)	(1,621)	[1,2,3,6]
Heights Buyer, LLC	First Lien Term Loan	8.77%	SOFR	500	8/25/2028	USD	182,278	180,955	181,091	[1,3,4,6]
HG Genesis 9 Sumoco Limited	First Lien Term Loan	8.63% PIK	EURIBOR	625	3/16/2029	EUR	22,615,711	23,447,869	25,840,621	[1,3,4,7,8]
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	6.66%	SOFR	300	5/14/2031	USD	183,961,356	67,913,460	67,913,460	[1,3,4,5]
Kensington Private Equity Fund	Delayed Draw	12.73%	SOFR	900	3/31/2028	USD	12,600,000	12,400,533	12,479,522	[1,3,4,6]
Kensington Private Equity Fund	Second Lien Term Loan	12.73%	SOFR	900	3/31/2028	USD	6,800,000	6,759,200	6,734,980	[1,3,4,6]
Kinbrook Group Limited	First Lien Term Loan	8.98%	SONIA	525	10/27/2031	GBP	11,000,000	14,483,888	14,251,143	[1,3,4,8]
Kline Hill Partners LP	Delayed Draw	1.00%			6/30/2032	USD	2,450,000	(22,775)	-	[1,2,3]
Kline Hill Partners LP	First Lien Term Loan	7.99%	SOFR	425	6/30/2032	USD	2,242,730	2,222,705	2,242,730	[1,3,4]
Kline Hill Partners LP	Revolver	0.50%			6/30/2032	USD	980,000	(8,423)	-	[1,2,3]
Kohlberg Kinetic Borrower, LP	Delayed Draw	1.00%			12/26/2027	USD	7,272,727	(133,743)	(145,455)	[1,2,3]
Kohlberg Kinetic Borrower, LP	Delayed Draw	12.23% PIK	SOFR	850	12/26/2027	USD	45,289,964	44,841,329	44,384,166	[1,3,4,7]
Lereta, LLC	First Lien Term Loan	9.01%	SOFR	525	7/30/2028	USD	17,667,500	17,490,825	16,695,788	[1,4]
Lido Advisors, LLC	Revolver	8.48%	SOFR	475	5/9/2032	USD	700,001	692,320	693,689	[1,3,4,6]
LR Orion Bidco Limited	Revolver	0.50%			5/18/2031	GBP	8,602,151	5,041,348	4,999,018	[1,2,3,8]
LR Orion Bidco Limited	Delayed Draw	1.00%			11/18/2031	USD	13,824,490	(54,763)	138,245	[1,2,3]
LR Orion Bidco Limited	First Lien Term Loan	8.17%	SOFR	450	11/18/2031	USD	69,646,858	69,065,196	70,203,768	[1,3,4]
MAI Capital Management Intermediate LLC	Delayed Draw	1.00%			8/29/2031	USD	3,689,340	(36,604)	(36,893)	[1,2,3,6]
MAI Capital Management Intermediate LLC	Delayed Draw	8.48%	SOFR	475	8/29/2031	USD	16,724,344	11,619,139	11,623,500	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
MAI Capital Management Intermediate LLC	First Lien Term Loan	8.48%	SOFR	475	8/29/2031	USD	8,288,871	$8,222,753	$8,226,704	[1,3,4]
MAI Capital Management Intermediate LLC	Revolver	8.48%	SOFR	475	8/29/2031	USD	6,725,546	1,380,649	1,380,962	[1,3,4,5,6]
Merit Financial Group, LLC	Delayed Draw	8.41%	SOFR	475	8/27/2032	USD	2,662,549	2,239,827	2,264,638	[1,3,4,5,6]
Merit Financial Group, LLC	First Lien Term Loan	8.48%	SOFR	475	8/27/2032	USD	5,560,213	5,509,597	5,560,213	[1,3,4,6]
Merit Financial Group, LLC	Revolver	8.48%	SOFR	475	8/27/2032	USD	746,341	739,648	746,341	[1,3,4,6]
More Cowbell II LLC	Revolver	7.99%	SOFR	450	9/1/2029	USD	8,300,775	595,123	595,123	[1,3,4,5]
More Cowbell II LLC	Delayed Draw	1.00%			9/1/2030	USD	5,790,526	-	-	[1,2,3]
More Cowbell II LLC	First Lien Term Loan	7.99%	SOFR	450	9/1/2030	USD	57,205,118	57,205,118	57,205,118	[1,3,4]
Nxgen Buyer LLC	First Lien Term Loan	8.39%	SOFR	475	4/30/2028	USD	262,462	260,867	261,882	[1,3,4]
Nxgen Buyer LLC	Revolver	10.50%	PRIME	675	4/30/2028	USD	5,440	3,449	3,469	[1,3,4,5]
Oak Funding LLC	Delayed Draw	1.00%			12/2/2032	USD	5,321,315	(51,134)	(37,203)	[1,2,3,6]
Oak Funding LLC	First Lien Term Loan	8.16%	SOFR	450	12/2/2032	USD	54,543,491	54,030,499	54,162,165	[1,3,4,6]
One, Inc. Software Corporation	Delayed Draw	1.00%			12/5/2032	USD	2,456,061	(23,851)	(26,039)	[1,2,3]
One, Inc. Software Corporation	First Lien Term Loan	8.23%	SOFR	450	12/5/2032	USD	12,771,515	12,649,283	12,636,112	[1,3,4]
One, Inc. Software Corporation	Revolver	0.50%			12/5/2032	USD	982,424	(9,259)	(10,416)	[1,2,3]
OneSource Virtual, Inc.	First Lien Term Loan	8.48%	SOFR	475	1/30/2033	USD	41,121,199	40,924,008	40,892,426	[1,3,4,6]
OneSource Virtual, Inc.	Revolver	0.50%			1/30/2033	USD	6,187,178	(29,205)	(34,421)	[1,2,3,6]
Pacioli UK Midco Limited	First Lien Term Loan	8.81%	SONIA	500	4/14/2032	GBP	2,468,435	3,239,004	3,197,642	[1,3,4,8]
Pathstone Family Office, LLC	Revolver	0.50%			5/15/2028	USD	3,269,303	(13,245)	(32,693)	[1,2,3,6]
Pathstone Family Office, LLC	Revolver	8.24%	SOFR	450	5/15/2028	USD	312,118	113,146	111,738	[1,3,4,5,6]
Pathstone Family Office, LLC	Delayed Draw	8.12%	SOFR	450	5/15/2029	USD	5,003,861	157,943	157,529	[1,3,4,5,6]
Pathstone Family Office, LLC	Delayed Draw	8.24%	SOFR	450	5/15/2029	USD	4,662,974	4,488,113	4,616,345	[1,3,4,6]
Pathstone Family Office, LLC	First Lien Term Loan	8.12%	SOFR	450	5/15/2029	USD	4,596,139	4,550,523	4,550,178	[1,3,4,6]
Pathstone Family Office, LLC	First Lien Term Loan	8.24%	SOFR	450	5/15/2029	USD	22,832,972	22,327,844	22,604,641	[1,3,4,6]
PCIA SPV-3, LLC	Delayed Draw	8.39%	SOFR	475	8/1/2029	USD	743,961	292,167	299,072	[1,3,4,5,6]
PCIA SPV-3, LLC	Revolver	0.50%			8/1/2029	USD	199,867	(1,757)	-	[1,2,3,6]
PCS Midco, Inc.	Delayed Draw	1.00%			3/1/2030	USD	279,260	(4,050)	(1,819)	[1,2,3,6]
Penn TRGRP Holdings, LLC	Delayed Draw	11.48%, 6.00% PIK	SOFR	775	9/29/2030	USD	3,913,853	2,124,580	2,033,109	[1,3,4,5,7]
Penn TRGRP Holdings, LLC	First Lien Term Loan	11.48%, 6.00% PIK	SOFR	775	9/29/2030	USD	27,056,864	26,702,894	26,424,514	[1,3,4,7]
Penn TRGRP Holdings, LLC	Revolver	10.48%	SOFR	675	9/29/2030	USD	3,845,833	2,615,167	2,602,202	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Private Credit Fund C-1 SPV 2, LLC	Revolver	3.55%	SOFR		8/17/2026	USD	45,978,278	$15,996,883	$15,996,883	[1,3,4,5]
Project Accelerate Parent, LLC	First Lien Term Loan	8.89%	SOFR	525	2/24/2031	USD	24,451,477	24,265,791	24,414,576	[1,3,4,6]
Project Accelerate Parent, LLC	First Lien Term Loan	8.89%	SOFR	525	9/19/2031	USD	42,984,375	42,667,174	42,919,506	[1,3,4]
Project Accelerate Parent, LLC	Revolver	0.50%			9/19/2031	USD	6,250,000	(41,774)	(9,432)	[1,2,3]
R&T Acquisitions, LLC	Revolver	9.23%	SOFR	550	8/31/2029	USD	2,308,228	854,044	923,291	[1,3,4,5,6]
R&T Acquisitions, LLC	Delayed Draw	8.89%	SOFR	525	8/31/2030	USD	5,763,744	661,532	762,584	[1,3,4,5,6]
R&T Acquisitions, LLC	First Lien Term Loan	9.17%	SOFR	550	8/31/2030	USD	15,041,950	14,733,976	15,041,950	[1,3,4,6]
Rialto Management Group, LLC	First Lien Term Loan	8.64%	SOFR	500	12/5/2030	USD	5,143,985	5,107,087	5,143,985	[1,3,4,6]
Rialto Management Group, LLC	Revolver	0.50%			12/5/2030	USD	268,888	(1,668)	-	[1,2,3,6]
RWA Wealth Partners, LLC	Delayed Draw	8.42%	SOFR	475	11/15/2030	USD	1,793,908	407,310	422,631	[1,3,4,5,6]
RWA Wealth Partners, LLC	First Lien Term Loan	8.39%	SOFR	475	11/15/2030	USD	2,205,686	2,188,435	2,205,686	[1,3,4,6]
RWA Wealth Partners, LLC	Revolver	8.42%	SOFR	475	11/15/2030	USD	529,926	33,973	37,852	[1,3,4,5,6]
Sigma Irish Acquico Limited	Delayed Draw	1.00%			3/20/2032	USD	1,495,447	(27,225)	(9,994)	[1,2,3]
Sigma Irish Acquico Limited	Delayed Draw	7.54%	EURIBOR	525	3/20/2032	EUR	618,406	659,939	702,784	[1,3,4,8]
Sigma Irish Acquico Limited	First Lien Term Loan	7.54%	EURIBOR	525	3/20/2032	EUR	6,085,699	6,492,685	6,916,060	[1,3,4,8]
Sigma Irish Acquico Limited	First Lien Term Loan	8.87%	SOFR	525	3/20/2032	USD	6,388,889	6,278,331	6,346,193	[1,3,4]
SitusAMC Holdings Corporation	First Lien Term Loan	9.23%	SOFR	550	5/14/2031	USD	2,977,717	2,964,966	2,973,234	[1,3,4]
Steward Partners Global Advisory, LLC	Delayed Draw	8.64%	SOFR	500	10/14/2028	USD	11,075,198	10,214,986	10,270,624	[1,3,4,5,6]
Steward Partners Global Advisory, LLC	Revolver	8.64%	SOFR	500	10/14/2028	USD	1,396,898	57,548	62,978	[1,3,4,5,6]
The Mather Group, LLC	Delayed Draw	1.00%			6/12/2032	USD	352,515	(6,992)	(7,050)	[1,2,3,6]
The Ultimus Group Midco, LLC	Delayed Draw	1.00%			7/1/2032	USD	20,729,193	(193,122)	(180,343)	[1,2,3,6]
The Ultimus Group Midco, LLC	First Lien Term Loan	8.23%	SOFR	450	7/1/2032	USD	42,082,107	41,705,599	41,715,993	[1,3,4,6]
The Ultimus Group Midco, LLC	Revolver	0.50%			7/1/2032	USD	7,786,209	(67,080)	(67,740)	[1,2,3,6]
Themis Bidco	Delayed Draw	1.00%			8/21/2032	EUR	2,160,675	(22,925)	(111,067)	[1,2,3,8]
Themis Bidco	First Lien Term Loan	7.25%	EURIBOR	500	8/21/2032	EUR	9,182,869	10,650,201	10,271,930	[1,3,4,8]
Trio Dart Bidco Ltd.	First Lien Term Loan	9.48%	SONIA	575	3/23/2032	GBP	7,500,000	9,783,071	9,704,470	[1,3,4,8]
Trio Platinum Bidco	First Lien Term Loan	9.23%	SONIA	550	3/23/2032	GBP	12,000,000	15,653,024	15,527,153	[1,3,4,8]
Waverly Advisors, LLC	Delayed Draw	8.88%	SOFR	500	2/27/2028	USD	1,727,494	1,712,058	1,727,495	[1,3,4,6]
Waverly Advisors, LLC	Delayed Draw	1.00%			3/1/2028	USD	1,432,750	(14,224)	(14,328)	[1,2,3,6]
Waverly Advisors, LLC	Delayed Draw	9.13%	SOFR	525	1/31/2031	USD	5,216,556	5,173,754	5,216,556	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Waverly Advisors, LLC	Revolver	9.60%	SOFR	575	1/31/2031	USD	509,436	$97,925	$101,887	[1,3,4,5,6]
Wealth Enhancement Group, LLC	Delayed Draw	7.94%	SOFR	425	10/2/2027	USD	806,989	802,839	804,407	[1,3,4,6]
Wealth Enhancement Group, LLC	Delayed Draw	1.00%			10/2/2028	USD	9,905,310	(42,849)	(31,697)	[1,2,3,6]
Wealth Enhancement Group, LLC	Delayed Draw	7.94%	SOFR	425	10/2/2028	USD	84,808,464	82,754,242	82,766,548	[1,3,4,5,6]
Wealth Enhancement Group, LLC	First Lien Term Loan	7.94%	SOFR	425	10/2/2028	USD	11,445,393	11,445,362	11,408,767	[1,3,4]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2028	USD	5,258,069	(39,369)	3,119	[1,2,3,6]
								1,431,053,220	1,438,652,346
Food, Beverage & Tobacco — 1.0%
Badia Spices, LLC	First Lien Term Loan	7.91%	SOFR	425	11/1/2030	USD	1,393,269	1,374,359	1,393,269	[1,3,4,6]
Badia Spices, LLC	Revolver	0.50%			11/1/2030	USD	89,070	(1,133)	-	[1,2,3,6]
Baxters North America Holdings, Inc.	First Lien Term Loan	10.24%	SOFR	650	5/31/2028	USD	16,085,397	15,897,491	16,085,398	[1,3,4]
BCPE North Star US Holdco 2, Inc.	First Lien Term Loan	7.76%	SOFR	400	6/10/2028	USD	13,391,616	13,291,179	13,457,168	[1,4]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	9.80%	EURIBOR	725	4/11/2032	EUR	4,829,332	5,330,810	3,465,288	[1,3,4,8]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	10.98%	SOFR	725	4/11/2032	USD	5,292,947	5,153,999	3,323,971	[1,3,4]
Dalton Bidco Limited	First Lien Term Loan	8.10%	EURIBOR	550	6/30/2030	EUR	7,522,165	8,651,177	8,498,539	[1,3,4,8]
Dalton Bidco Limited	First Lien Term Loan	9.30%	SONIA	550	6/30/2030	GBP	13,716,889	18,193,241	17,990,805	[1,3,4,8]
Demakes Financeco, LLC	First Lien Term Loan	9.17%	SOFR	550	12/31/2031	USD	698,667	676,993	676,833	[1,3,4,6]
Eagle Family Foods, Inc.	First Lien Term Loan	8.43%	SOFR	475	8/12/2030	USD	31,955,056	31,717,529	32,064,952	[1,3,4]
Eagle Family Foods, Inc.	Revolver	8.56%	SOFR	475	8/12/2030	USD	4,044,944	62,227	89,888	[1,3,4,5]
Financial-Information- Technologies, LLC	First Lien Term Loan	8.48%	SOFR	475	6/30/2030	USD	9,581,750	9,541,639	9,561,088	[1,3,4]
Financial-Information- Technologies, LLC	Revolver	0.50%			6/30/2030	USD	2,500,000	(10,029)	(7,181)	[1,2,3]
Financial-Information- Technologies, LLC	Delayed Draw	1.00%			12/15/2030	USD	2,640,000	(32,403)	(5,693)	[1,2,3]
Financial-Information- Technologies, LLC	First Lien Term Loan	8.48%	SOFR	475	12/15/2030	USD	29,970,101	29,647,059	29,905,474	[1,3,4]
HBH Buyer, LLC	Delayed Draw	1.00%			9/29/2031	USD	302,789	(3,550)	-	[1,2,3,6]
HBH Buyer, LLC	First Lien Term Loan	8.73%	SOFR	500	9/29/2031	USD	2,919,824	2,886,806	2,919,824	[1,3,4,6]
HBH Buyer, LLC	Revolver	0.50%			9/29/2031	USD	1,000	(11)	-	[1,2,3,6]
HBH Buyer, LLC	Revolver	7.18%	SOFR	350	9/29/2031	USD	1,000	289	300	[1,3,4,5,6]
HBH Buyer, LLC	Revolver	7.23%	SOFR	350	9/29/2031	USD	1,000	989	1,000	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Hissho Parent, LLC	First Lien Term Loan	8.48%	SOFR	475	5/18/2029	USD	29,925,000	$29,676,007	$29,576,818	[1,3,4]
JTM Foods, LLC	Delayed Draw	9.13%	SOFR	525	5/14/2027	USD	415,628	412,596	415,628	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.04%	SOFR	525	5/14/2027	USD	3,024,916	2,987,105	3,024,916	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.06%	SOFR	525	5/14/2029	USD	12,663,399	12,617,204	12,663,399	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.13%	SOFR	525	5/14/2029	USD	1,303,285	1,300,320	1,303,285	[1,3,4]
JTM Foods, LLC	Revolver	9.04%	SOFR	525	5/14/2029	USD	2,185,909	2,145,777	2,131,261	[1,3,4,5]
Kalle Management GmbH	First Lien Term Loan	14.23%	Euribor	1200	4/11/2032	EUR	501,795	566,844	556,148	[1,3,4,8]
Kalle Management GmbH	Delayed Draw	1.00%			5/26/2036	EUR	250,897	(8,391)	(13,125)	[1,2,3,8]
KNPC Holdco, LLC	First Lien Term Loan	9.52%	SOFR	575	10/22/2029	USD	5,213,183	5,098,446	5,213,183	[1,3,4,6]
LVF Holdings, Inc.	Delayed Draw	1.00%			2/24/2032	USD	2,608,696	(122,198)	(141,446)	[1,2,3]
LVF Holdings, Inc.	First Lien Term Loan	9.16%	SOFR	550	2/24/2032	USD	17,304,348	16,531,501	16,366,086	[1,3,4]
Nellson Nutraceutical, LLC	Delayed Draw	1.00%			4/17/2031	USD	585,059	(7,952)	(5,275)	[1,2,3,6]
Nellson Nutraceutical, LLC	First Lien Term Loan	9.48%	SOFR	575	4/17/2031	USD	9,663,411	9,539,925	9,576,281	[1,3,4,6]
Nellson Nutraceutical, LLC	Revolver	9.48%	SOFR	575	4/17/2031	USD	1,521,151	681,210	686,013	[1,3,4,5,6]
Plus Bidco, LLC	Delayed Draw	8.41%	SOFR	475	8/26/2032	USD	1,420,290	1,244,656	1,238,931	[1,3,4,5]
Plus Bidco, LLC	First Lien Term Loan	8.39%	SOFR	475	8/26/2032	USD	4,971,014	4,925,754	4,904,375	[1,3,4]
Plus Bidco, LLC	Revolver	0.50%			8/26/2032	USD	608,696	(5,358)	(8,160)	[1,2,3]
Quirch Foods Holdings, LLC	Delayed Draw	1.00%			11/12/2030	USD	843,750	(15,830)	(11,812)	[1,2,3,6]
Quirch Foods Holdings, LLC	First Lien Term Loan	10.19%	SOFR	650	11/12/2030	USD	8,156,250	8,008,992	8,042,063	[1,3,4,6]
QVF Acquisition, Inc.	Delayed Draw	1.00%			12/23/2030	USD	1,818,182	(20,548)	-	[1,2,3,6]
QVF Acquisition, Inc.	First Lien Term Loan	8.98%	SOFR	525	12/23/2030	USD	6,756,458	6,675,321	6,756,458	[1,3,4,6]
QVF Acquisition, Inc.	Revolver	8.98%	SOFR	525	12/23/2030	USD	1,212,121	228,841	242,424	[1,3,4,5,6]
RB Holdings Interco, LLC	Revolver	9.05%	SOFR	500	5/4/2028	USD	1,385,080	505,554	505,554	[1,3,4,5,6]
Sara Lee Frozen Bakery, LLC	First Lien Term Loan	8.81%	SOFR	500	7/30/2027	USD	1,299,118	1,292,881	1,280,902	[1,3,4,6]
Spindrift Beverage Co., Inc.	Delayed Draw	1.00%			2/19/2032	USD	126,524	(1,432)	-	[1,2,3,6]
Spindrift Beverage Co., Inc.	First Lien Term Loan	8.68%	SOFR	500	2/19/2032	USD	1,661,803	1,644,661	1,661,803	[1,3,4,6]
Spindrift Beverage Co., Inc.	Revolver	8.66%	SOFR	500	2/19/2032	USD	324,342	34,878	38,158	[1,3,4,5,6]
SWK Buyer, Inc.	First Lien Term Loan	9.02%	SOFR	525	3/11/2029	USD	12,706,689	12,579,622	12,528,521	[1,3,4]
SWK Buyer, Inc.	Revolver	9.10%	SOFR	525	3/11/2029	USD	1,228,070	675,439	658,219	[1,3,4,5]
Tropical Bidco, LLC	First Lien Term Loan	8.48%	SOFR	475	12/10/2030	USD	23,459,091	23,166,791	23,027,717	[1,3,4]
Tropical Bidco, LLC	Revolver	0.50%			12/10/2030	USD	2,727,273	(30,487)	(50,150)	[1,2,3]
Waternill Express, LLC	Delayed Draw	1.00%			4/30/2031	USD	291,120	(3,294)	-	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Waternill Express, LLC	First Lien Term Loan	8.23%	SOFR	450	4/30/2031	USD	435,949	$431,338	$435,949	[1,3,4,6]
Waternill Express, LLC	Revolver	0.50%			4/30/2031	USD	41,733	(417)	-	[1,2,3,6]
Wellness Pet, LLC	First Lien Term Loan	7.74%	SOFR	401	12/31/2029	USD	2,400,000	600,000	353,004	[1,4]
Woodland Foods, LLC	Delayed Draw	9.06%	SOFR	525	12/31/2028	USD	445,726	441,793	441,726	[1,3,4,6]
Woodland Foods, LLC	First Lien Term Loan	9.06%	SOFR	525	12/31/2028	USD	2,753,890	2,730,854	2,729,178	[1,3,4,6]
Woodland Foods, LLC	Revolver	9.07%	SOFR	525	12/31/2028	USD	133,717	92,003	91,822	[1,3,4,5,6]
WPP Bullet Buyer, LLC	Revolver	9.40%	SOFR	575	12/7/2029	USD	2,976,528	1,165,396	1,190,669	[1,3,4,5,6]
WPP Bullet Buyer, LLC	First Lien Term Loan	8.91%	SOFR	525	12/7/2030	USD	29,530,292	29,051,076	29,190,131	[1,3,4,6]
								319,215,539	316,021,577
Health Care Equipment & Services — 11.3%
123Dentist, Inc.	Delayed Draw	7.28%	CORRA	500	8/10/2029	CAD	9,556,525	7,038,261	6,727,845	[1,3,4,6,8]
123Dentist, Inc.	First Lien Term Loan	7.28%	CORRA	500	8/10/2029	CAD	38,860,065	29,407,526	27,357,696	[1,3,4,8]
AAH Topco, LLC	Delayed Draw	8.99%	SOFR	525	12/22/2027	USD	31,903,291	31,591,752	31,903,291	[1,3,4]
AAH Topco, LLC	First Lien Term Loan	8.99%	SOFR	525	12/22/2027	USD	3,943,394	3,903,960	3,943,394	[1,3,4]
AAH Topco, LLC	Revolver	0.50%			12/22/2027	USD	423,729	(4,237)	-	[1,2,3]
AAH Topco, LLC	Delayed Draw	8.74%	SOFR	500	3/31/2031	USD	15,298,497	9,621,876	9,682,479	[1,3,4,5,6]
AArete Investment, LLC	Delayed Draw	1.00%			6/5/2031	USD	1,156,467	(13,201)	(21,190)	[1,2,3]
AArete Investment, LLC	First Lien Term Loan	7.95%	SOFR	450	6/5/2031	USD	1,335,700	1,321,377	1,311,225	[1,3,4]
AArete Investment, LLC	Revolver	0.50%			6/5/2031	USD	515,070	(5,309)	(9,438)	[1,2,3]
AB Centers Acquisition Corporation	Delayed Draw	8.89%	SOFR	525	7/2/2031	USD	2,848,457	1,369,597	1,389,102	[1,3,4,5,6]
AB Centers Acquisition Corporation	First Lien Term Loan	8.89%	SOFR	525	7/2/2031	USD	33,910,397	33,616,729	33,734,919	[1,3,4,6]
AB Centers Acquisition Corporation	Revolver	0.50%			7/2/2031	USD	1,953,341	(18,399)	(10,108)	[1,2,3,6]
Acentra Holdings, LLC	Delayed Draw	1.00%			12/17/2029	USD	2,464,647	(29,876)	(28,390)	[1,2,3]
Acentra Holdings, LLC	First Lien Term Loan	9.23%	SOFR	550	12/17/2029	USD	18,513,657	17,966,185	18,300,398	[1,3,4]
Acentra Holdings, LLC	First Lien Term Loan	9.48%	SOFR	575	12/17/2029	USD	1,723,824	1,701,033	1,721,222	[1,3,4,6]
Acentra Holdings, LLC	Revolver	0.50%			12/17/2029	USD	1,735,776	-	(19,995)	[1,2,3]
ACI Buyer, LLC	First Lien Term Loan	9.24%	SOFR	550	6/29/2031	USD	1,091,870	1,039,776	1,039,776	[1,3,4,6]
ACI Buyer, LLC	First Lien Term Loan	9.99%	SOFR	625	6/29/2031	USD	3,041,040	3,041,040	3,041,040	[1,3,4,6]
ACI Buyer, LLC	First Lien Term Loan	10.00%	PRIME	325	6/29/2031	USD	2,703,147	2,703,147	2,703,147	[1,3,4,6]
ACP Oak Buyer, Inc.	Delayed Draw	8.43%	SOFR	500	6/12/2031	USD	3,156,161	3,142,236	3,156,161	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
ACP Oak Buyer, Inc.	First Lien Term Loan	8.38%	SOFR	475	6/12/2031	USD	2,112,676	$2,102,750	$2,112,676	[1,3,4]
ACP Oak Buyer, Inc.	First Lien Term Loan	8.60%	SOFR	475	6/12/2031	USD	6,572,748	6,544,403	6,572,748	[1,3,4]
ACP Oak Buyer, Inc.	Revolver	0.50%			6/12/2031	USD	1,423,475	(5,887)	-	[1,2,3]
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	10.45%	SOFR	650	5/7/2027	USD	2,310,346	2,192,922	2,310,346	[1,3,4]
ADCS Clinics Intermediate Holdings, LLC	First Lien Term Loan	10.02%	SOFR	625	5/7/2027	USD	10,579,835	10,540,023	10,579,835	[1,3,4]
Advantage HCS LLC	Delayed Draw	9.20%	SOFR	550	11/8/2029	USD	7,715,878	543,503	503,282	[1,3,4,5]
Advantage HCS LLC	Delayed Draw	9.20%	SOFR	550	11/8/2029	USD	13,831,219	10,916,512	10,852,555	[1,3,4,5]
Advantage HCS LLC	First Lien Term Loan	9.18%	SOFR	550	11/8/2029	USD	20,858,750	20,462,201	20,475,192	[1,3,4]
Advantage HCS LLC	First Lien Term Loan	9.18%	SOFR	550	11/8/2029	USD	4,610,406	4,548,466	4,525,629	[1,3,4]
Advantage HCS LLC	Revolver	0.50%			11/8/2029	USD	6,500,000	900,276	880,476	[1,2,3,5]
Advantage HCS LLC	First Lien Term Loan	9.17%	SOFR	550	7/11/2031	USD	5,060,249	4,993,717	4,967,200	[1,3,4]
Affinity Hospice Intermediate Holdings, LLC	Delayed Draw	1.00%			12/17/2029	USD	1,207,641	(10,923)	(355,525)	[1,2,3,6]
Affinity Hospice Intermediate Holdings, LLC	First Lien Term Loan	8.58%	SOFR	475	12/17/2029	USD	9,226,012	9,150,780	6,509,904	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	12.49%, 2.25% PIK	SOFR	850	7/1/2026	USD	31,452,020	31,368,473	28,811,908	[1,3,4,6,7]
AG-Twin Brook Healthcare	First Lien Term Loan	9.76%	SOFR	600	9/30/2026	USD	9,552,600	9,470,508	9,541,531	[1,3,4,6]
AG-Twin Brook Healthcare	Delayed Draw	8.98%	SOFR	525	10/29/2026	USD	19,271,608	18,861,840	19,194,924	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	8.39%	SOFR	475	12/14/2026	USD	19,150,000	18,971,533	19,121,553	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	12.99%, 2.50% PIK	SOFR	900	12/31/2026	USD	14,619,446	14,573,755	1,900,528	[1,3,4,6,7]
AG-Twin Brook Healthcare	First Lien Term Loan	11.93%, 8.00% PIK	SOFR	800	2/23/2027	USD	17,220,407	17,149,500	16,773,824	[1,3,4,7]
AG-Twin Brook Healthcare	First Lien Term Loan	9.99%	SOFR	600	3/25/2027	USD	19,154,683	18,842,208	19,150,701	[1,3,4]
AG-Twin Brook Healthcare	Delayed Draw	9.73%	SOFR	600	7/29/2027	USD	27,075,000	26,277,110	27,023,249	[1,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	9.26%	SOFR	550	8/20/2027	USD	10,826,002	10,682,865	10,787,427	[1,3,4,6]
AHR Intermediate, Inc.	Delayed Draw	1.00%			7/29/2027	USD	673,680	(1,662)	(1,288)	[1,2,3]
AHR Intermediate, Inc.	Delayed Draw	9.73%	SOFR	600	7/29/2027	USD	5,718,075	5,687,048	5,707,145	[1,3,4]
AHR Intermediate, Inc.	First Lien Term Loan	9.73%	SOFR	600	7/29/2027	USD	13,083,101	13,039,942	13,058,094	[1,3,4]
Allied Benefit Systems Intermediate LLC	Delayed Draw	1.00%			10/31/2030	USD	686,030	(3,239)	(1,578)	[1,2,3]
Allied Benefit Systems Intermediate LLC	First Lien Term Loan	8.64%	SOFR	500	10/31/2030	USD	61,894,405	61,038,318	61,609,691	[1,3,4,6]
American Renal Associates Holdings, Inc.	First Lien Term Loan	10.02%	SOFR	625	5/31/2028	USD	11,370,000	11,281,160	11,350,953	[1,3,4,6]
Artivion, Inc.	Delayed Draw	8.40%	SOFR	475	1/18/2031	USD	2,137,502	2,108,124	2,137,502	[1,3,4,6]
ASP Global Holdings, LLC	Delayed Draw	8.89%	SOFR	525	7/31/2029	USD	4,978,832	3,479,273	3,483,148	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
ASP Global Holdings, LLC	First Lien Term Loan	8.89%	SOFR	525	7/31/2029	USD	10,582,888	$10,475,603	$10,460,834	[1,3,4]
ASP Global Holdings, LLC	Revolver	8.89%	SOFR	525	7/31/2029	USD	1,713,270	1,692,670	1,693,886	[1,3,4]
Atlas Borrower, LLC	First Lien Term Loan	7.98%	SOFR	425	9/6/2032	USD	44,588,635	44,181,661	44,040,298	[1,3,4]
Atlas Borrower, LLC	Revolver	0.50%			9/6/2032	USD	8,147,436	(72,042)	-	[1,2,3]
Avalon Health Services, LLC	First Lien Term Loan	8.23%	SOFR	450	12/31/2031	USD	6,297,859	6,238,902	6,285,945	[1,3,4]
Avalon Health Services, LLC	Revolver	0.50%			12/31/2031	USD	2,172,386	(19,937)	(4,110)	[1,2,3]
Bayou Intermediate II, LLC	Delayed Draw	8.48%	SOFR	475	9/30/2032	USD	640,811	493,870	494,056	[1,3,4,5,6]
Bayou Intermediate II, LLC	First Lien Term Loan	8.48%	SOFR	475	9/30/2032	USD	2,349,640	2,327,976	2,328,454	[1,3,4,6]
Bayou Intermediate II, LLC	Revolver	8.48%	SOFR	475	9/30/2032	USD	371,794	177,934	177,898	[1,3,4,5,6]
Beehive Loop Acuisitionco, LLC	Delayed Draw	1.00%			6/22/2033	USD	172,536	(1,722)	(1,725)	[1,2,3,6]
Beehive Loop Acuisitionco, LLC	First Lien Term Loan	8.43%	SOFR	475	6/22/2033	USD	334,640	331,302	331,294	[1,3,4,6]
Beehive Loop Acuisitionco, LLC	Revolver	0.50%			6/22/2033	USD	114,016	(1,136)	(1,140)	[1,2,3,6]
Belmont Buyer, Inc.	Delayed Draw	8.98%	SOFR	525	6/21/2029	USD	46,704	46,074	46,049	[1,3,4,6]
Belmont Buyer, Inc.	Delayed Draw	10.23%	SOFR	650	6/21/2029	USD	126,685	119,827	127,952	[1,3,4]
Belmont Buyer, Inc.	First Lien Term Loan	8.98%	SOFR	525	6/21/2029	USD	391,396	388,486	385,908	[1,3,4,6]
Belmont Buyer, Inc.	First Lien Term Loan	10.23%	SOFR	650	6/21/2029	USD	520,598	511,495	525,804	[1,3,4]
Belmont Buyer, Inc.	Revolver	10.24%	SOFR	650	6/21/2029	USD	63,227	16,860	16,860	[1,3,4,5]
Blades Buyer, Inc.	Delayed Draw	8.44%	SOFR	475	3/28/2028	USD	2,511,194	1,445,208	1,437,902	[1,3,4,5,6]
Blades Buyer, Inc.	Revolver	0.50%			3/28/2028	USD	200,922	(1,136)	(1,812)	[1,2,3,6]
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	8.64%	SOFR	500	1/21/2031	USD	10,717,478	7,563,341	7,445,615	[1,3,4,5]
Blue Cloud Pediatric Surgery Centers, LLC	First Lien Term Loan	8.64%	SOFR	500	1/21/2031	USD	26,650,955	26,386,257	25,993,318	[1,3,4]
Blue Cloud Pediatric Surgery Centers, LLC	Revolver	8.76%	SOFR	500	1/21/2031	USD	3,134,004	211,485	157,716	[1,3,4,5]
BrightStar Group Holdings, Inc.	First Lien Term Loan	8.38%	SOFR	475	2/28/2032	USD	3,544,051	3,513,665	3,544,051	[1,3,4,6]
BrightStar Group Holdings, Inc.	Revolver	0.50%			2/28/2032	USD	469,274	(3,814)	-	[1,2,3,6]
Cardiology Management Holdings, LLC	First Lien Term Loan	9.38%	SOFR	550	1/31/2029	USD	1,776,608	1,751,540	1,776,608	[1,3,4,6]
Cascade Purchaser, LLC	First Lien Term Loan	8.10%	SOFR	450	12/9/2030	USD	6,767,097	6,700,093	6,767,045	[1,3,4,6]
Cascade Purchaser, LLC	Revolver	8.19%	SOFR	450	12/9/2030	USD	822,580	369,498	377,109	[1,3,4,5,6]
CDL Parent, Inc.	First Lien Term Loan	8.62%	SOFR	500	12/7/2027	USD	11,020	10,936	10,933	[1,3,4]
CMI Parent, Inc.	Delayed Draw	1.00%			1/26/2033	USD	355,568	(1,724)	(4,986)	[1,2,3,6]
CMI Parent, Inc.	First Lien Term Loan	8.23%	SOFR	450	1/26/2033	USD	1,102,556	1,097,290	1,087,096	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
CMI Parent, Inc.	Revolver	0.50%			1/26/2033	USD	159,149	$(748)	$(2,232)	[1,2,3,6]
Coding Solutions Acquisition, Inc.	Delayed Draw	1.00%			8/7/2031	USD	16,811,464	(229,211)	-	[1,2,3]
Coding Solutions Acquisition, Inc.	First Lien Term Loan	8.64%	SOFR	500	8/7/2031	USD	29,853,960	29,486,295	29,853,960	[1,3,4]
Coding Solutions Acquisition, Inc.	Revolver	8.64%	SOFR	500	8/7/2031	USD	1,526,718	97,554	114,504	[1,3,4,5]
Color Intermediate, LLC	First Lien Term Loan	8.58%	SOFR	475	10/4/2029	USD	39,778,969	39,341,116	39,778,969	[1,3,4]
Community Medical Acquisition Corp.	Revolver	8.49%	SOFR	450	12/15/2027	USD	3,683,963	2,051,575	2,063,019	[1,3,4,5]
Community Medical Acquisition Corp.	First Lien Term Loan	8.48%	SOFR	450	12/15/2028	USD	25,119,709	24,884,194	25,119,709	[1,3,4]
Confluent Health, LLC	First Lien Term Loan	11.14%	SOFR	750	11/30/2028	USD	16,628,710	16,013,088	16,059,921	[1,4]
Continental Buyer, Inc.	Delayed Draw	8.39%	SOFR	475	4/2/2031	USD	25,575,056	24,499,130	24,593,194	[1,3,4,5,6]
Continental Buyer, Inc.	First Lien Term Loan	8.39%	SOFR	475	4/2/2031	USD	24,349,793	24,090,904	24,074,987	[1,3,4,6]
Continental Buyer, Inc.	Revolver	0.50%			4/2/2031	USD	11,285,716	(84,388)	(44,454)	[1,2,3,6]
Contractual Buyer, LLC	Revolver	0.50%			10/10/2029	USD	3,000,000	-	(42,065)	[1,2,3]
Contractual Buyer, LLC	Delayed Draw	8.66%	SOFR	500	10/10/2030	USD	7,230,273	7,163,299	7,128,894	[1,3,4,6]
Contractual Buyer, LLC	First Lien Term Loan	8.66%	SOFR	500	10/10/2030	USD	25,725,000	25,281,913	25,364,295	[1,3,4]
CORA Health Holdings Corp.	Delayed Draw	9.49%	ARR CSA	575	6/15/2027	USD	81,152	71,677	76,968	[1,3,4]
CORA Health Holdings Corp.	First Lien Term Loan	9.49%	ARR CSA	575	6/15/2027	USD	4,827,972	4,779,692	4,579,047	[1,3,4]
CORA Health Holdings Corp.	Revolver	9.49%	ARR CSA	575	6/15/2027	USD	277,080	228,600	214,305	[1,3,4,5]
CPC/Cirtec Holdings, Inc.	Revolver	8.73%	ARR CSA	500	10/31/2028	USD	1,033,592	310,078	310,078	[1,3,4,5]
CPC/Cirtec Holdings, Inc.	Revolver	8.73%	ARR CSA	500	10/31/2028	USD	105,086	30,940	31,526	[1,3,4,5,6]
CPC/Cirtec Holdings, Inc.	First Lien Term Loan	8.73%	ARR CSA	500	1/30/2029	USD	8,697,416	8,459,546	8,697,416	[1,3,4]
CPF Dental, LLC	Delayed Draw	13.24%, 4.25% PIK	SOFR	925	12/31/2026	USD	13,934,156	13,531,861	13,934,156	[1,3,4,6,7]
CPF Dental, LLC	First Lien Term Loan	13.18%, 4.25% PIK	SOFR	925	12/31/2026	USD	5,863,595	5,858,542	5,863,595	[1,3,4,6,7]
Cradle Lux Bidco S.A.R.L.	Delayed Draw	1.00%			11/27/2031	USD	82,406	(1,466)	-	[1,2,3,6]
Cradle Lux Bidco S.A.R.L.	Delayed Draw	7.99%	EURIBOR	550	11/27/2031	EUR	208,455	230,623	238,180	[1,3,4,6,8]
Cradle Lux Bidco S.A.R.L.	First Lien Term Loan	7.48%	EURIBOR	525	11/27/2031	EUR	631,416	656,337	721,453	[1,3,4,6,8]
Cradle Lux Bidco S.A.R.L.	First Lien Term Loan	8.92%	SOFR	525	11/27/2031	USD	232,425	228,563	232,425	[1,3,4,6]
Cradle Lux Bidco S.A.R.L.	Delayed Draw	1.00%			6/2/2032	USD	235,010	(4,350)	-	[1,2,3,6]
Crossroads Holding, LLC	First Lien Term Loan	8.36%	SOFR	475	12/23/2027	USD	13,397,324	13,300,387	13,209,473	[1,3,4,6]
Crossroads Holding, LLC	First Lien Term Loan	8.39%	SOFR	475	12/23/2029	USD	8,160,499	8,069,628	8,046,076	[1,3,4,6]
CSHC BuyerCo, LLC	Delayed Draw	8.67%	SOFR	500	4/29/2033	USD	2,203,099	873,227	872,978	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
CSHC BuyerCo, LLC	Delayed Draw	8.73%	SOFR	500	4/29/2033	USD	1,478,095	$585,933	$585,695	[1,3,4,5]
CSHC BuyerCo, LLC	First Lien Term Loan	8.67%	SOFR	500	4/29/2033	USD	10,327,022	10,224,924	10,223,752	[1,3,4,6]
CSHC BuyerCo, LLC	First Lien Term Loan	8.73%	SOFR	500	4/29/2033	USD	6,928,571	6,860,503	6,859,286	[1,3,4]
CSHC BuyerCo, LLC	Revolver	0.50%			4/29/2033	USD	3,221,044	(31,602)	(32,210)	[1,2,3,6]
CVP Holdco, Inc.	First Lien Term Loan	8.39%	SOFR	475	6/28/2030	USD	9,658,744	9,588,086	9,644,167	[1,3,4,6]
CVP Holdco, Inc.	Revolver	0.50%			6/28/2030	USD	2,353,141	(15,909)	(3,551)	[1,2,3,6]
Datalink, LLC	First Lien Term Loan	10.00%			5/5/2033	USD	2,005,444	1,396,721	1,367,174	[1,3]
Datalink, LLC	Revolver	10.00%			5/5/2033	USD	237,275	178	34	[1,3,5]
DCA Investment Holding, LLC	First Lien Term Loan	10.16%	SOFR	650	6/1/2031	USD	10,229,488	10,229,488	10,229,488	[1,3,4]
Deca Dental Holdings, LLC	Delayed Draw	9.55%	SOFR	575	8/26/2028	USD	1,414,815	1,354,685	1,345,551	[1,3,4]
Deca Dental Holdings, LLC	First Lien Term Loan	9.55%	SOFR	575	8/26/2028	USD	13,440,741	12,284,775	12,782,733	[1,3,4]
Deca Dental Holdings, LLC	Revolver	9.55%	SOFR	575	8/26/2028	USD	1,111,111	1,110,542	1,056,715	[1,3,4]
Delorean Purchaser, Inc.	First Lien Term Loan	8.48%	SOFR	475	12/16/2031	USD	10,204,392	10,076,420	10,086,847	[1,3,4,6]
Delorean Purchaser, Inc.	Revolver	0.50%			12/16/2031	USD	3,430,542	(40,630)	(39,517)	[1,2,3,6]
DOCS MSO LLC	First Lien Term Loan	8.84%	SOFR	500	6/1/2028	USD	8,308,649	8,232,847	8,236,228	[1,3,4]
DOCS MSO LLC	Revolver	0.50%			6/1/2028	USD	1,612,903	-	(14,058)	[1,2,3]
ENT MSO LLC	Delayed Draw	9.08%	SOFR	525	12/31/2028	USD	6,902,871	6,747,532	6,857,905	[1,3,4,6]
ENT MSO LLC	Revolver	9.00%	SOFR	525	12/31/2028	USD	958,115	182,000	178,196	[1,3,4,5,6]
EPFS Buyer, Inc.	Delayed Draw	1.00%			7/31/2031	USD	685,841	(3,414)	-	[1,2,3]
EPFS Buyer, Inc.	First Lien Term Loan	8.23%	SOFR	450	7/31/2031	USD	22,046,515	21,947,845	21,923,533	[1,3,4]
EPFS Buyer, Inc.	Revolver	10.25%	PRIME	350	7/31/2031	USD	2,212,389	609,966	619,469	[1,3,4,5]
ERC TOPCO Holdings, Inc.	First Lien Term Loan	10.49% PIK	SOFR	650	3/31/2030	USD	6,107,580	6,107,580	5,501,592	[1,3,4,6,7]
ERC TOPCO Holdings, Inc.	Revolver	9.43%	SOFR	550	3/31/2030	USD	61,396	61,396	55,304	[1,3,4,6]
ERC TOPCO Holdings, Inc.	Revolver	9.49%	SOFR	550	3/31/2030	USD	1,227,921	1,080,716	1,005,692	[1,3,4,5,6]
Evolent Health LLC	Delayed Draw	9.31%	SOFR	550	12/6/2029	USD	3,494,017	3,380,180	3,494,017	[1,3,4,6]
Evolent Health LLC	Revolver	7.84%	SOFR	400	12/6/2029	USD	1,000	572	580	[1,3,4,5,6]
Exactcare Parent, Inc.	First Lien Term Loan	9.15%	SOFR	550	11/3/2029	USD	9,277,869	9,116,458	9,319,305	[1,3,4]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	1,032,787	(16,011)	-	[1,2,3]
FH DMI Buyer, Inc.	Delayed Draw	1.00%			10/11/2030	USD	1,870,036	(17,704)	(17,195)	[1,2,3]
FH DMI Buyer, Inc.	First Lien Term Loan	8.39%	SOFR	475	10/11/2030	USD	1,677,883	1,662,586	1,662,455	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
FH DMI Buyer, Inc.	Revolver	8.39%	SOFR	475	10/11/2030	USD	653,270	$190,143	$189,974	[1,3,4,5]
FinThrive Software Intermediate Holdings, Inc.	Second Lien Term Loan	7.77%	SOFR	400	12/17/2029	USD	11,500,000	11,500,000	3,191,250	[1,4]
FYi Eye Care Services and Products Inc.	Delayed Draw	7.55%	CORRA	525	9/4/2029	CAD	2,964,364	2,098,408	2,074,522	[1,3,4,8]
FYi Eye Care Services and Products Inc.	First Lien Term Loan	7.55%	CORRA	525	9/4/2029	CAD	4,021,846	2,847,648	2,814,569	[1,3,4,8]
FYI Optical Acquisitions, Inc. & FYI USA Inc.	Delayed Draw	7.55%	CORRA	525	3/4/2027	CAD	36,758,217	27,964,399	25,724,139	[1,3,4,8]
Galaxy Buyer, Inc.	Revolver	0.50%			1/12/2032	USD	111,261	(1,027)	(1,003)	[1,2,3,6]
Galaxy Buyer, Inc.	Delayed Draw	1.00%			1/12/2033	USD	40,257	-	(363)	[1,2,3,6]
Galaxy Buyer, Inc.	Delayed Draw	8.42%	SOFR	475	1/12/2033	USD	326,177	323,045	323,236	[1,3,4,6]
Galaxy Buyer, Inc.	First Lien Term Loan	8.42%	SOFR	475	1/12/2033	USD	521,883	516,918	517,177	[1,3,4,6]
GHX Ultimate Parent Corporation	First Lien Term Loan	8.73%, 2.50% PIK	SOFR	500	12/27/2031	USD	58,906,914	58,365,533	57,755,741	[1,3,4,5,6,7]
GHX Ultimate Parent Corporation	Revolver	0.50%			12/27/2031	USD	5,546,769	(43,748)	(105,536)	[1,2,3,6]
Goldeneye Parent, LLC	First Lien Term Loan	8.39%	SOFR	475	3/31/2032	USD	63,085,878	62,811,713	63,085,878	[1,3,4,6]
Goldeneye Parent, LLC	Revolver	0.50%			3/31/2032	USD	11,031,203	(45,594)	-	[1,2,3,6]
GTCR BC Purchaser, Inc.	Revolver	0.50%			11/19/2031	USD	1,180,068	(16,033)	(13,593)	[1,2,3,6]
GTCR BC Purchaser, Inc.	Delayed Draw	1.00%			11/19/2032	USD	2,212,627	(31,869)	(25,487)	[1,2,3,6]
GTCR BC Purchaser, Inc.	First Lien Term Loan	8.67%	SOFR	500	11/19/2032	USD	10,325,591	10,155,593	10,206,650	[1,3,4,6]
GTCR BC Purchaser, Inc.	First Lien Term Loan	12.75%			11/20/2034	USD	2,616,279	2,553,587	2,527,217	[1,3,4,6]
Headlands Buyer, Inc.	Delayed Draw	1.00%			9/29/2032	USD	252,791	(2,394)	(2,178)	[1,2,3]
Headlands Buyer, Inc.	First Lien Term Loan	8.23%	SOFR	450	9/29/2032	USD	623,548	617,823	618,175	[1,3,4]
Headlands Buyer, Inc.	Revolver	8.49%	SOFR	475	9/29/2032	USD	123,663	9,494	9,534	[1,3,4,5]
Health Plan One, Inc.	Delayed Draw	1.00%			8/18/2031	USD	343,244	(3,183)	(6,243)	[1,2,3]
Health Plan One, Inc.	First Lien Term Loan	8.48%	SOFR	475	8/18/2031	USD	2,156,386	2,137,262	2,117,164	[1,3,4]
Health Plan One, Inc.	Revolver	0.50%			8/19/2035	USD	896,577	(8,203)	(16,308)	[1,2,3]
HealthMark Holdings GP, LLC	Delayed Draw	8.16%	SOFR	450	7/25/2032	USD	10,727,970	2,260,233	2,317,117	[1,3,4,5,6]
HealthMark Holdings GP, LLC	First Lien Term Loan	8.17%	SOFR	450	7/25/2032	USD	51,494,254	51,029,148	51,287,678	[1,3,4,6]
HealthMark Holdings GP, LLC	Revolver	0.50%			7/25/2032	USD	6,481,478	(56,480)	(26,001)	[1,2,3,6]
Healthspan Buyer, LLC	Delayed Draw	8.48%	SOFR	475	10/16/2030	USD	8,937,500	8,898,911	8,863,863	[1,3,4]
Healthspan Buyer, LLC	First Lien Term Loan	8.48%	SOFR	475	10/16/2030	USD	35,850,441	35,703,547	35,555,067	[1,3,4]
Helium Acquirer Corporation	Delayed Draw	8.98%	SOFR	525	1/5/2029	USD	10,733,404	10,464,150	10,634,219	[1,3,4]
Helium Acquirer Corporation	First Lien Term Loan	8.98%	SOFR	525	1/5/2029	USD	12,771,712	12,554,805	12,653,690	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Helium Acquirer Corporation	Revolver	8.98%	SOFR	525	1/5/2029	USD	1,656,810	$165,681	$150,371	[1,3,4,5]
Helium Acquirer Corporation	Revolver	8.99%	SOFR	525	1/5/2029	USD	552,270	436,260	436,712	[1,3,4,5]
HemaSource, Inc.	Delayed Draw	1.00%			8/31/2029	USD	5,000,000	(45,564)	-	[1,2,3]
HemaSource, Inc.	Delayed Draw	8.14%	SOFR	450	8/31/2029	USD	2,500,000	2,478,009	2,500,000	[1,3,4]
HemaSource, Inc.	Delayed Draw	8.14%	SOFR	450	8/31/2029	USD	7,500,000	7,432,089	7,500,000	[1,3,4]
HemaSource, Inc.	First Lien Term Loan	8.14%	SOFR	450	8/31/2029	USD	19,000,000	18,683,998	19,000,000	[1,3,4]
HemaSource, Inc.	Revolver	8.11%	SOFR	450	8/31/2029	USD	4,125,000	812,500	812,500	[1,3,4,5]
Himalaya Topco LLC	Delayed Draw	1.00%			6/3/2032	USD	920,967	(17,051)	-	[1,2,3,6]
Himalaya Topco LLC	Delayed Draw	8.62%	SOFR	500	6/3/2032	USD	1,662,769	19,133	47,890	[1,3,4,5,6]
Himalaya Topco LLC	First Lien Term Loan	8.89%, 2.25% PIK	SOFR	525	6/3/2032	USD	7,041,936	6,864,428	6,988,060	[1,3,4,5,6,7]
Himalaya Topco LLC	Revolver	8.64%, 2.25% PIK	SOFR	500	6/3/2032	USD	1,114,191	154,354	173,318	[1,3,4,5,6,7]
HPS Health Care	Delayed Draw	21.25%			7/28/2032	USD	246,823	246,823	5,751	[1,3,4,6]
HT Intermediary III, Inc.	Delayed Draw	8.24%	SOFR	450	11/12/2030	USD	3,563,636	3,532,630	3,563,636	[1,3,4,6]
HT Intermediary III, Inc.	First Lien Term Loan	8.15%	SOFR	450	11/12/2030	USD	2,068,086	2,051,826	2,068,086	[1,3,4,6]
HT Intermediary III, Inc.	Revolver	8.15%	SOFR	450	11/12/2030	USD	1,336,363	491,248	501,136	[1,3,4,5,6]
HuFriedy Group Acquisition LLC	Delayed Draw	9.14%	SOFR	550	6/2/2031	USD	1,744,605	1,013,123	1,029,317	[1,3,4,5,6]
Hygie31 Holding	Delayed Draw	7.63%	EURIBOR	513	9/28/2029	EUR	7,110,000	8,335,287	8,140,105	[1,3,4,8]
Hygie31 Holding	First Lien Term Loan	7.63%	EURIBOR	513	9/28/2029	EUR	14,560,000	17,069,168	16,669,470	[1,3,4,8]
IMO Investor Holdings, Inc.	First Lien Term Loan	8.57%	SOFR	500	5/11/2029	USD	261,575	261,575	256,598	[1,3,4,6]
Infucare RX Inc	First Lien Term Loan	9.98%, 1.75% PIK	SOFR	625	11/5/2030	USD	8,418,838	8,324,352	8,335,509	[1,3,4,7]
IvyRehab Intermediate II, LLC	Revolver	8.79%	SOFR	500	4/21/2028	USD	4,219,298	3,630,396	3,630,114	[1,3,4,5]
IvyRehab Intermediate II, LLC	Delayed Draw	8.78%	SOFR	500	4/21/2029	USD	21,971,502	12,420,410	12,690,712	[1,3,4,5]
IvyRehab Intermediate II, LLC	Delayed Draw	8.79%	SOFR	500	4/21/2029	USD	5,421,286	5,362,264	5,421,286	[1,3,4]
IvyRehab Intermediate II, LLC	Delayed Draw	9.24%	SOFR	550	4/21/2029	USD	36,060,000	34,101,518	36,060,000	[1,3,4]
IvyRehab Intermediate II, LLC	First Lien Term Loan	8.79%	SOFR	500	4/21/2029	USD	16,606,085	16,440,025	16,606,085	[1,3,4]
IvyRehab Intermediate II, LLC	Delayed Draw	9.24%	SOFR	550	9/20/2031	USD	10,842,125	10,733,897	10,770,105	[1,3,4]
JKC Parent, Inc.	Delayed Draw	8.14%	SOFR	450	2/13/2032	USD	1,558,659	1,545,215	1,558,659	[1,3,4,6]
JKC Parent, Inc.	First Lien Term Loan	8.14%	SOFR	450	2/13/2032	USD	4,502,792	4,464,275	4,502,792	[1,3,4,6]
JKC Parent, Inc.	Revolver	8.42%	SOFR	475	2/13/2032	USD	1,046,960	515,327	523,481	[1,3,4,5,6]
Klick, Inc.	Revolver	0.50%			11/5/2031	USD	4,175,824	(18,635)	(7,065)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Klick, Inc.	Delayed Draw	8.39%	SOFR	475	11/5/2032	USD	4,175,824	$4,155,950	$4,177,512	[1,3,4]
Klick, Inc.	First Lien Term Loan	8.66%	SOFR	500	11/5/2032	USD	39,148,352	38,966,018	39,082,121	[1,3,4]
KWOL Acquisition, Inc.	Delayed Draw	8.73%	SOFR	500	12/12/2029	USD	36,734,302	36,428,303	36,488,820	[1,3,4,6]
KWOL Acquisition, Inc.	First Lien Term Loan	8.73%	SOFR	500	12/12/2029	USD	28,430,203	27,961,671	28,240,215	[1,3,4]
KWOL Acquisition, Inc.	Revolver	0.50%			12/12/2029	USD	8,942,106	(84,029)	(59,757)	[1,2,3,6]
LH Holding Company, LLC	Delayed Draw	8.23%	SOFR	450	11/10/2032	USD	1,527,070	621,764	616,407	[1,3,4,5]
LH Holding Company, LLC	First Lien Term Loan	8.23%	SOFR	450	11/10/2032	USD	2,216,443	2,195,774	2,187,600	[1,3,4]
LH Holding Company, LLC	Revolver	0.50%			11/10/2032	USD	691,154	(6,291)	(8,994)	[1,2,3]
LivTech Purchaser, Inc.	Delayed Draw	8.66%	SOFR	500	11/22/2031	USD	1,052,893	1,044,014	1,043,399	[1,3,4,6]
LivTech Purchaser, Inc.	First Lien Term Loan	8.64%	SOFR	500	11/22/2031	USD	920,828	913,252	912,525	[1,3,4,6]
LivTech Purchaser, Inc.	Revolver	0.50%			11/22/2031	USD	274,865	(2,128)	(2,478)	[1,2,3,6]
MB2 Dental Solutions, LLC	Delayed Draw	8.90%	SOFR	525	2/13/2031	USD	3,405,523	494,698	493,609	[1,3,4,5]
MB2 Dental Solutions, LLC	Delayed Draw	9.14%	SOFR	550	2/13/2031	USD	15,663,828	8,184,790	8,264,449	[1,3,4,5]
MB2 Dental Solutions, LLC	First Lien Term Loan	9.14%	SOFR	550	2/13/2031	USD	11,001,703	10,935,331	10,920,348	[1,3,4]
MB2 Dental Solutions, LLC	Revolver	9.14%	SOFR	550	2/13/2031	USD	2,641,500	1,111,576	1,106,602	[1,3,4,5]
MedMark Services, Inc.	Delayed Draw	8.99%	SOFR	500	6/11/2027	USD	5,340,338	5,328,291	4,220,469	[1,3,4]
MedMark Services, Inc.	First Lien Term Loan	8.99%	SOFR	500	6/11/2027	USD	8,257,500	8,177,327	6,525,902	[1,3,4]
MedX Holdings, LLC	Delayed Draw	8.14%	SOFR	450	7/21/2032	USD	15,228,914	(61,175)	(53,010)	[1,3,4,5]
MedX Holdings, LLC	First Lien Term Loan	8.14%	SOFR	450	7/21/2032	USD	27,152,399	26,908,324	26,913,458	[1,3,4]
MedX Holdings, LLC	Revolver	0.50%			7/21/2032	USD	5,463,514	(47,349)	(48,079)	[1,2,3]
Merative LP	Delayed Draw	1.00%			9/30/2032	USD	9,502,941	(45,007)	(10,479)	[1,2,3]
Merative LP	First Lien Term Loan	8.23%	SOFR	450	9/30/2032	USD	83,809,265	83,423,338	83,541,178	[1,3,4]
Merative LP	Revolver	0.50%			9/30/2032	USD	8,408,824	(37,610)	(26,898)	[1,2,3]
Meta Buyer LLC	Delayed Draw	8.97%	SOFR	525	12/22/2031	USD	4,970,838	2,322,670	2,320,137	[1,3,4,5]
Meta Buyer LLC	First Lien Term Loan	7.33%	EURIBOR	525	12/22/2031	EUR	6,371,781	7,432,503	7,207,567	[1,3,4,8]
Meta Buyer LLC	First Lien Term Loan	8.93%	SOFR	525	12/22/2031	USD	5,347,359	5,297,392	5,293,885	[1,3,4]
Meta Buyer LLC	First Lien Term Loan	9.62%	BBSW	525	12/22/2031	AUD	7,501,200	4,945,923	5,141,365	[1,3,4,8]
Meta Buyer LLC	Revolver	0.50%			12/22/2031	USD	1,668,001	(15,248)	(16,680)	[1,2,3]
Meta Buyer LLC	Revolver	8.98%	SOFR	525	12/22/2031	USD	500,400	495,546	495,396	[1,3,4]
Millstone Medical Outsourcing, LLC	First Lien Term Loan	7.93%	SOFR	425	12/15/2027	USD	7,758,994	7,729,921	7,743,401	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Millstone Medical Outsourcing, LLC	Revolver	0.50%			12/15/2027	USD	2,012,579	$(6,990)	$(4,045)	[1,2,3,6]
MN Acquisition, Inc.	First Lien Term Loan	9.77%, 3.75% PIK	SOFR	600	8/25/2028	USD	19,577,871	19,412,914	7,497,068	[1,3,4,7]
MN Acquisition, Inc.	Revolver	9.84%	SOFR	600	8/25/2028	USD	1,250,001	1,083,334	1,083,334	[1,3,4,5]
MN Acquisition, Inc.	Revolver	9.77%, 3.75% PIK	SOFR	600	8/25/2028	USD	2,520,428	2,061,608	506,342	[1,3,4,5,7]
Modernizing Medicine, Inc.	First Lien Term Loan	8.48%, 2.25% PIK	SOFR	475	4/30/2032	USD	42,348,800	41,930,823	42,293,142	[1,3,4,5,6,7]
Modernizing Medicine, Inc.	Revolver	0.50%			4/30/2032	USD	3,808,680	(31,847)	-	[1,2,3,6]
Mountain Parent, Inc.	Delayed Draw	8.42%	SOFR	475	6/27/2031	USD	10,655,000	5,236,374	5,379,542	[1,3,4,5]
Mountain Parent, Inc.	First Lien Term Loan	8.48%	SOFR	475	6/27/2031	USD	51,252,858	50,853,638	51,503,194	[1,3,4]
Mountain Parent, Inc.	Revolver	0.50%			6/27/2031	USD	5,716,000	(41,003)	(17,668)	[1,2,3]
MPLT Debt Merger Sub, LP	First Lien Term Loan	7.89%	SOFR	425	8/14/2032	USD	1,411,017	1,398,240	1,392,674	[1,3,4]
MPLT Debt Merger Sub, LP	Revolver	0.50%			8/14/2032	USD	242,032	(2,123)	(3,146)	[1,2,3]
mPulse Mobile, Inc.	Delayed Draw	1.00%			8/26/2032	USD	1,269,231	(11,951)	(3,663)	[1,2,3]
mPulse Mobile, Inc.	First Lien Term Loan	8.48%	SOFR	475	8/26/2032	USD	13,293,606	13,172,528	13,199,533	[1,3,4]
mPulse Mobile, Inc.	Revolver	0.50%			8/26/2032	USD	1,903,846	(16,784)	(13,473)	[1,2,3]
MRO Corporation	Delayed Draw	1.00%			6/9/2032	USD	1,471,514	(20,554)	(33,028)	[1,2,3,6]
MRO Corporation	First Lien Term Loan	8.14%	SOFR	450	6/9/2032	USD	4,400,304	4,341,292	4,301,540	[1,3,4,6]
MRO Corporation	Revolver	0.50%			6/9/2032	USD	1,471,514	(19,003)	(33,028)	[1,2,3,6]
MRO Parent Corporation	Delayed Draw	1.00%			6/9/2032	USD	2,021,858	(28,107)	(45,380)	[1,2,3]
MRO Parent Corporation	First Lien Term Loan	8.14%	SOFR	450	6/9/2032	USD	20,839,556	20,562,724	20,371,815	[1,3,4]
MRO Parent Corporation	Revolver	0.50%			6/9/2032	USD	2,161,371	(27,614)	(48,512)	[1,2,3]
National Dentex Labs, LLC	Delayed Draw	12.74%, 2.00% PIK	SOFR	900	8/30/2026	USD	115,548	115,548	115,548	[1,3,4,7]
National Dentex Labs, LLC	Delayed Draw	13.74%, 11.74% PIK	SOFR	1000	8/30/2026	USD	3,051,588	2,980,960	1,061,735	[1,3,4,7]
National Dentex Labs, LLC	Delayed Draw	13.74%, 11.74% PIK	SOFR	1000	8/30/2026	USD	1,015,511	1,015,507	1,015,511	[1,3,4,7]
National Dentex Labs, LLC	Delayed Draw	15.74%, 13.74% PIK	SOFR	1200	8/30/2026	USD	1,114,168	1,104,112	387,652	[1,3,4,7]
National Dentex Labs, LLC	First Lien Term Loan	13.74%, 11.74% PIK	SOFR	1000	8/30/2026	USD	7,084,907	7,068,109	2,465,043	[1,3,4,7]
National Dentex Labs, LLC	Revolver	12.74%, 2.00% PIK	SOFR	900	8/30/2026	USD	919,540	910,345	310,739	[1,3,4,5,7]
Net Health Acquisition Corp	First Lien Term Loan	8.39%	SOFR	475	7/4/2031	USD	14,185,485	14,071,421	13,844,586	[1,3,4,6]
Net Health Acquisition Corp	Revolver	0.50%			7/4/2031	USD	3,531,390	(25,674)	(84,865)	[1,2,3,6]
Netsmart Technologies, Inc.	Delayed Draw	1.00%			8/23/2031	USD	7,789,000	(67,986)	-	[1,2,3]
Netsmart Technologies, Inc.	First Lien Term Loan	8.84%, 2.70% PIK	SOFR	520	8/23/2031	USD	77,997,801	77,431,836	77,981,556	[1,3,4,5,6,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Netsmart Technologies, Inc.	Revolver	0.50%			8/23/2031	USD	8,005,000	$(59,405)	$-	[1,2,3]
Next HoldCo, LLC	Revolver	0.50%			11/9/2029	USD	5,114,625	(43,337)	(25,573)	[1,2,3]
Next HoldCo, LLC	First Lien Term Loan	8.89%	SOFR	525	11/9/2030	USD	97,097,971	96,218,215	96,612,481	[1,3,4]
NH Kronos Parent, Inc.	Delayed Draw	1.00%			1/31/2033	USD	1,681,196	(8,180)	-	[1,2,3,6]
NH Kronos Parent, Inc.	First Lien Term Loan	8.23%	SOFR	450	1/31/2033	USD	25,386,052	25,259,336	25,375,959	[1,3,4,6]
NH Kronos Parent, Inc.	Revolver	0.50%			1/31/2033	USD	2,521,793	(12,031)	(1,003)	[1,2,3,6]
NMN Holdings III Corp.	First Lien Term Loan	7.03%	CORRA	475	7/31/2031	CAD	1,643,334	1,175,829	1,158,665	[1,3,4,6,8]
NMN Holdings III Corp.	First Lien Term Loan	8.39%	SOFR	475	7/31/2031	USD	638,192	632,507	638,192	[1,3,4,6]
OB Hospitalist Group	First Lien Term Loan	9.15%	SOFR	550	9/27/2027	USD	8,456,489	8,267,230	8,386,542	[1,3,4]
OB Hospitalist Group	Revolver	9.16%	SOFR	550	9/27/2027	USD	1,145,038	213,614	225,191	[1,3,4,5]
OB Hospitalist Group	First Lien Term Loan	9.15%	SOFR	550	1/31/2031	USD	12,684,733	12,490,634	12,579,812	[1,3,4]
OB Hospitalist Group	Revolver	9.15%	SOFR	550	1/31/2031	USD	1,666,031	158,874	171,756	[1,3,4,5]
OB Hospitalist Group	Revolver	11.25%	Prime	450	1/31/2031	USD	51,527	51,527	51,527	[1,3,4]
OIA Acquisition, LLC	Delayed Draw	9.26%	ARR CSA	550	10/19/2027	USD	445,057	442,761	423,224	[1,3,4]
OIA Acquisition, LLC	First Lien Term Loan	9.26%	ARR CSA	550	10/19/2027	USD	3,611,179	3,575,067	3,434,028	[1,3,4]
OIA Acquisition, LLC	Revolver	9.23%	ARR CSA	550	10/19/2027	USD	682,387	562,068	528,592	[1,3,4,5]
OIS Management Services, LLC	Delayed Draw	8.48%	SOFR	475	11/16/2028	USD	22,364,826	22,131,784	22,364,826	[1,3,4]
OIS Management Services, LLC	First Lien Term Loan	8.48%	SOFR	475	11/16/2028	USD	2,148,033	2,126,553	2,148,033	[1,3,4]
OIS Management Services, LLC	Revolver	0.50%			11/16/2028	USD	625,049	-	-	[1,2,3]
Ons Mso, LLC	Delayed Draw	9.41%	SOFR	575	7/8/2028	USD	6,459,245	6,147,344	5,826,259	[1,3,4,5,6]
Ons Mso, LLC	Revolver	12.75%	PRIME	525	7/8/2028	USD	701,756	292,358	262,190	[1,3,4,5,6]
Ons Mso, LLC	Revolver	13.75%	PRIME	850	7/8/2028	USD	5,527,184	5,262,216	4,991,072	[1,3,4,5,6]
Opale Luxco SARL	Revolver	0.50%			6/12/2031	USD	198,858	(1,646)	(994)	[1,2,3]
Opale Luxco SARL	Revolver	7.01%	EURIBOR	500	6/12/2031	EUR	35,566	41,485	40,435	[1,3,4,8]
Opale Luxco SARL	Revolver	7.15%	EURIBOR	500	6/12/2031	EUR	63,111	72,441	71,750	[1,3,4,8]
Opale Luxco SARL	Revolver	7.29%	EURIBOR	500	6/12/2031	EUR	57,284	66,233	65,125	[1,3,4,8]
Opale Luxco SARL	Revolver	7.44%	EURIBOR	500	6/12/2031	EUR	126,222	149,489	143,500	[1,3,4,8]
Opale Luxco SARL	Revolver	8.64%	SOFR	500	6/12/2031	USD	897,857	518,317	521,398	[1,3,4,5]
Opale Luxco SARL	Delayed Draw	1.00%			6/12/2032	USD	1,923,979	(17,840)	(9,620)	[1,2,3]
Opale Luxco SARL	First Lien Term Loan	7.30%	EURIBOR	500	6/12/2032	EUR	1,356,212	1,552,613	1,541,855	[1,3,4,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Opale Luxco SARL	First Lien Term Loan	8.64%	SOFR	500	6/12/2032	USD	6,781,063	$6,720,842	$6,747,158	[1,3,4]
OpCo Borrower, LLC	First Lien Term Loan	8.98%	SOFR	525	4/26/2029	USD	1,262,652	1,256,722	1,253,183	[1,3,4,6]
OpCo Borrower, LLC	First Lien Term Loan	8.98%	SOFR	525	5/8/2030	USD	289,471	287,365	287,300	[1,3,4]
Oracle Vision Holdco Limited	Delayed Draw	8.93%	SONIA	520	10/11/2031	GBP	20,454,545	26,059,520	25,148,858	[1,3,4,8]
Oracle Vision Holdco Limited	Delayed Draw	8.93%	SONIA	520	10/11/2031	GBP	4,545,454	3,261,301	3,136,408	[1,3,4,5,8]
Org USME Buyer, LLC	First Lien Term Loan	9.56%	SOFR	575	11/24/2026	USD	1,602,377	1,588,009	1,602,377	[1,3,4]
Org USME Buyer, LLC	Revolver	9.56%	SOFR	575	11/24/2026	USD	124,476	9,958	9,958	[1,3,4,5]
Orthodontic Partners, LLC	Delayed Draw	1.00%			10/12/2027	USD	3,013,116	(33,747)	(20,085)	[1,2,3]
Orthodontic Partners, LLC	Delayed Draw	10.38%	SOFR	650	10/12/2027	USD	13,435,140	13,166,437	13,345,585	[1,3,4]
Orthodontic Partners, LLC	First Lien Term Loan	10.38%	SOFR	650	10/12/2027	USD	9,124,191	9,063,328	9,063,372	[1,3,4]
PDDS Holdco, Inc.	First Lien Term Loan	9.63%	SOFR	600	9/30/2031	USD	1,684,246	1,668,985	1,669,060	[1,3,4,6]
PDDS Holdco, Inc.	Revolver	9.64%	SOFR	600	9/30/2031	USD	258,628	17,121	17,065	[1,3,4,5,6]
Pediatric Home Respiratory Services LLC	Delayed Draw	1.00%			12/23/2030	USD	2,151,218	(9,424)	-	[1,2,3]
Pediatric Home Respiratory Services LLC	First Lien Term Loan	9.29%	SOFR	550	12/23/2030	USD	8,099,208	8,066,665	8,099,208	[1,3,4]
Pediatric Home Respiratory Services LLC	Revolver	9.29%	SOFR	550	12/23/2030	USD	1,195,121	234,533	239,024	[1,3,4,5]
Pediatric Home Respiratory Services, LLC	First Lien Term Loan	9.29%	SOFR	550	12/23/2030	USD	4,975,000	4,952,443	4,975,000	[1,3,4]
PerfectServe, Inc.	First Lien Term Loan	8.73%	SOFR	500	2/27/2032	USD	43,032,500	42,619,777	42,633,649	[1,3,4,6]
PerfectServe, Inc.	Revolver	0.50%			2/27/2032	USD	6,147,500	(58,243)	(56,978)	[1,2,3,6]
PerkinElmer U.S. LLC	Delayed Draw	1.00%			3/13/2029	USD	1,451,613	(6,524)	-	[1,2,3]
PerkinElmer U.S. LLC	First Lien Term Loan	8.17%	SOFR	450	3/13/2029	USD	798,387	795,101	798,387	[1,3,4]
PerkinElmer U.S., LLC	First Lien Term Loan	8.17%	SOFR	450	3/13/2029	USD	4,924,999	4,867,708	4,924,999	[1,3,4]
PetVet Care Centers, LLC	Revolver	9.66%	SOFR	600	11/15/2029	USD	5,188,750	1,508,783	1,042,388	[1,3,4,5]
PetVet Care Centers, LLC	Delayed Draw	1.00%			11/15/2030	USD	4,188,750	(68,446)	(415,130)	[1,2,3]
PetVet Care Centers, LLC	First Lien Term Loan	9.64%	SOFR	600	11/15/2030	USD	38,885,358	38,330,227	35,031,586	[1,3,4]
Phantom Purchaser, Inc.	First Lien Term Loan	8.48%	SOFR	475	9/19/2031	USD	17,325,910	17,175,471	17,260,445	[1,3,4,6]
Phantom Purchaser, Inc.	Revolver	0.50%			9/19/2031	USD	8,241,568	(66,214)	(31,140)	[1,2,3,6]
Phynet Dermatology LLC	First Lien Term Loan	10.18%	SOFR	650	10/20/2029	USD	16,593,962	16,455,161	16,070,606	[1,3,4,6]
Phynet Dermatology LLC	Revolver	10.16%	SOFR	650	10/20/2029	USD	765,129	675,045	715,620	[1,3,4,5,6]
Pinnacle Dermatology Management, LLC	Revolver	7.77%	SOFR	400	12/8/2026	USD	1,082,474	663,695	555,713	[1,4,5]
Pinnacle Dermatology Management, LLC	Delayed Draw	9.52%	SOFR	625	12/8/2028	USD	1,381,346	1,378,013	1,237,962	[1,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Pinnacle Dermatology Management, LLC	First Lien Term Loan	9.51%	SOFR	625	12/8/2028	USD	11,920,241	$11,788,314	$10,682,920	[1,4]
Pinnacle Treatment Centers, Inc.	Delayed Draw	9.42%	SOFR	575	1/4/2027	USD	895,379	873,207	884,945	[1,3,4]
Pinnacle Treatment Centers, Inc.	First Lien Term Loan	9.42%	SOFR	575	1/4/2027	USD	15,194,996	15,033,801	15,017,930	[1,3,4]
Pinnacle Treatment Centers, Inc.	Revolver	0.50%			1/4/2027	USD	285,714	-	(3,329)	[1,2,3]
Pinnacle Treatment Centers, Inc.	Revolver	9.39%	SOFR	575	1/4/2027	USD	503,862	197,394	191,522	[1,3,4,5]
Pinnacle Treatment Centers, Inc.	Revolver	11.25%	PRIME	450	1/4/2027	USD	592,182	443,731	438,100	[1,3,4,5]
PPV Intermediate Holdings LLC	Delayed Draw	9.42%	SOFR	575	8/31/2029	USD	44,250,000	43,994,807	42,743,667	[1,4]
PPV Intermediate Holdings LLC	First Lien Term Loan	9.42%	SOFR	575	8/31/2029	USD	59,579,011	59,277,300	57,550,856	[1,4,6]
PPV Intermediate Holdings LLC	Revolver	9.42%	SOFR	575	8/31/2029	USD	1,788,076	755,586	694,718	[1,4,5]
PPV Intermediate Holdings LLC	Delayed Draw	9.42%	SOFR	575	8/31/2030	USD	185,605	140,680	179,287	[1,3,4]
PPV Intermediate Holdings LLC	Delayed Draw	8.92%	SOFR	525	8/20/2031	USD	3,233,243	1,239,778	1,157,005	[1,4,5]
PPV Intermediate Holdings, LLC	First Lien Term Loan	9.42%	SOFR	575	8/31/2029	USD	64	64	62	[1,4]
Premier Imaging, LLC	Delayed Draw	9.99%	SOFR	600	10/31/2027	USD	260,759	260,759	208,607	[1,3,4]
Premier Imaging, LLC	First Lien Term Loan	9.99%	SOFR	600	10/31/2027	USD	855,204	854,134	684,163	[1,3,4]
Premise Health Holding Corp.	Revolver	0.50%			3/1/2030	USD	2,037,609	(18,733)	-	[1,2,3,6]
Premise Health Holding Corp.	First Lien Term Loan	8.48%	SOFR	475	3/3/2031	USD	17,226,227	16,990,749	17,226,227	[1,3,4,6]
Premise Health Holding Corp.	Revolver	0.50%			11/6/2031	USD	420,195	(3,779)	-	[1,2,3,6]
Premise Health Holding Corp.	Delayed Draw	8.48%	SOFR	475	11/8/2032	USD	2,416,476	1,425,860	1,448,805	[1,3,4,5,6]
Premise Health Holding Corp.	First Lien Term Loan	8.48%	SOFR	475	11/8/2032	USD	8,234,546	8,156,697	8,234,546	[1,3,4,6]
Premise Health Holding Corp.	Revolver	0.50%			11/8/2032	USD	180,707	(1,614)	-	[1,2,3,6]
Project Alliance Buyer, LLC	First Lien Term Loan	8.67%	SOFR	500	8/27/2031	USD	1,025,799	1,012,079	1,025,799	[1,3,4,6]
Project Alliance Buyer, LLC	Revolver	0.50%			8/27/2031	USD	212,282	(2,746)	-	[1,2,3,6]
Project Neptune BidCo GmBH	Delayed Draw	7.45%	EURIBOR	500	4/10/2032	EUR	15,495,868	4,239,852	3,847,887	[1,3,4,5,8]
Project Neptune BidCo GmBH	First Lien Term Loan	7.25%	EURIBOR	475	4/10/2032	EUR	58,122,404	64,405,522	63,511,281	[1,3,4,8]
PSKW Intermediate, LLC	First Lien Term Loan	9.24%	SOFR	560	3/9/2028	USD	2,158,124	2,158,124	2,158,124	[1,3,4]
Puma Buyer, LLC	Revolver	0.50%			3/28/2032	USD	1,420,364	(6,470)	-	[1,2,3,6]
Puma Buyer, LLC	First Lien Term Loan	7.98%	SOFR	425	3/29/2032	USD	40,947,390	40,711,866	40,576,118	[1,3,4,6]
Puma Buyer, LLC	Revolver	0.50%			3/29/2032	USD	8,115,238	(47,122)	-	[1,2,3,6]
QF Holdings, Inc.	Delayed Draw	1.00%			12/15/2032	USD	3,504,835	(16,889)	(101,768)	[1,2,3,6]
QF Holdings, Inc.	First Lien Term Loan	8.23%	SOFR	450	12/15/2032	USD	16,239,069	16,162,173	15,767,544	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
QF Holdings, Inc.	Revolver	8.24%	SOFR	450	12/15/2032	USD	2,175,748	$147,047	$93,962	[1,3,4,5,6]
Quest Analytics Inc.	Delayed Draw	1.00%			11/10/2032	USD	35,359,589	(159,487)	(318,822)	[1,2,3,6]
Quest Analytics Inc.	First Lien Term Loan	7.98%	SOFR	425	11/10/2032	USD	79,546,575	79,197,332	78,630,272	[1,3,4,6]
Quest Analytics Inc.	Revolver	0.50%			11/10/2032	USD	14,093,836	(64,129)	(162,347)	[1,2,3,6]
Raven Buyer, Inc.	First Lien Term Loan	9.67%, 3.50% PIK	SOFR	600	3/30/2028	USD	751,684	746,854	716,690	[1,3,4,7]
Raven Buyer, Inc.	Delayed Draw	9.67%, 3.50% PIK	SOFR	600	6/30/2028	USD	2,068,302	3,729	(75,531)	[1,3,4,5,7]
Raven Buyer, Inc.	First Lien Term Loan	9.67%, 3.50% PIK	SOFR	600	6/30/2028	USD	13,577,681	13,536,902	12,945,588	[1,3,4,7]
Raven Buyer, Inc.	Revolver	9.41%	SOFR	575	6/30/2028	USD	2,045,455	1,267,507	1,173,138	[1,3,4,5]
RCP MQ Acquisition, LLC	First Lien Term Loan	8.48%	SOFR	475	8/30/2030	USD	15,000,000	14,870,085	14,628,103	[1,3,4]
RCP Nats Purchaser, LLC	Delayed Draw	8.70%	SOFR	500	3/19/2032	USD	8,843,990	5,221,266	5,263,209	[1,3,4,5]
RCP Nats Purchaser, LLC	First Lien Term Loan	8.70%	SOFR	500	3/19/2032	USD	43,588,841	43,200,857	43,344,710	[1,3,4]
RCP Nats Purchaser, LLC	Revolver	0.50%			3/19/2032	USD	5,001,739	(41,019)	(28,013)	[1,2,3]
REP Behavioral Health, LLC	Delayed Draw	8.64%	SOFR	500	12/31/2030	USD	3,076,923	731,914	753,674	[1,3,4,5,6]
REP Behavioral Health, LLC	First Lien Term Loan	8.64%	SOFR	500	12/31/2030	USD	6,963,141	6,879,472	6,914,297	[1,3,4,6]
REP Behavioral Health, LLC	Revolver	8.64%	SOFR	500	12/31/2030	USD	1,538,461	459,819	466,132	[1,3,4,5,6]
Revival Animal Health, LLC	Delayed Draw	0.50%			1/3/2028	USD	242,236	(2,347)	(14,308)	[1,2,3,6]
Revival Animal Health, LLC	Delayed Draw	9.73%	SOFR	600	1/3/2028	USD	1,328,933	1,321,594	1,250,438	[1,3,4,6]
Revival Animal Health, LLC	First Lien Term Loan	9.73%	SOFR	600	1/3/2028	USD	3,203,534	3,185,409	3,014,314	[1,3,4,6]
Revival Animal Health, LLC	Revolver	9.73%	SOFR	600	1/3/2028	USD	279,026	277,669	262,545	[1,3,4,6]
RPC Topco, Inc.	First Lien Term Loan	8.24%	SOFR	450	8/30/2031	USD	19,380,682	19,148,679	19,362,488	[1,3,4]
RPC Topco, Inc.	Revolver	0.50%			8/30/2031	USD	3,030,303	(33,788)	(2,845)	[1,2,3]
SCP ENT & Allergy Services, LLC	First Lien Term Loan	9.99%	SOFR	600	3/25/2027	USD	344,430	343,833	344,358	[1,3,4]
Sentry Acquisition	Delayed Draw	1.00%			2/2/2033	USD	1,583,333	(15,452)	(640)	[1,2,3,6]
Sentry Acquisition	First Lien Term Loan	8.41%	SOFR	475	2/2/2033	USD	5,747,126	5,691,676	5,731,260	[1,3,4,6]
Sentry Acquisition	Revolver	0.50%			2/2/2033	USD	950,000	(9,051)	(2,623)	[1,2,3,6]
Signant Finance One Limited	Delayed Draw	1.00%			10/16/2031	USD	2,608,696	(24,739)	(25,053)	[1,2,3]
Signant Finance One Limited	Revolver	8.73%	SOFR	500	10/16/2031	USD	286,957	284,382	284,201	[1,3,4]
Signant Finance One Limited	Revolver	10.50%	PRIME	375	10/16/2031	USD	800,000	158,033	157,535	[1,3,4,5]
Smile Doctors, LLC	Revolver	0.50%			12/23/2027	USD	2,208,481	-	-	[1,2,3]
Smile Doctors, LLC	Delayed Draw	9.63%	SOFR	590	12/23/2028	USD	4,924,188	4,801,871	4,924,188	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Smile Doctors, LLC	First Lien Term Loan	9.63%	SOFR	590	12/23/2028	USD	21,958,139	$21,737,208	$21,958,139	[1,3,4]
Soleo Holdings, Inc.	Delayed Draw	8.15%	SOFR	450	1/31/2032	USD	1,055,493	1,048,148	1,044,938	[1,3,4,6]
Soleo Holdings, Inc.	Revolver	0.50%			1/31/2032	USD	1,055,493	(4,249)	(10,555)	[1,2,3,6]
Soleo Holdings, Inc.	Delayed Draw	1.00%			2/2/2032	USD	791,620	(7,882)	(7,916)	[1,2,3,6]
Soleo Holdings, Inc.	First Lien Term Loan	8.16%	SOFR	450	2/2/2032	USD	791,620	783,731	783,704	[1,3,4,6]
Space Intermediate III, Inc.	First Lien Term Loan	9.42%, 3.00% PIK	SOFR	575	11/8/2029	USD	32,856,266	32,760,183	32,655,359	[1,3,4,6,7]
Specialized Dental Holdings II, LLC	Delayed Draw	8.14%	SOFR	450	11/1/2027	USD	2,301,667	1,849,931	1,874,674	[1,3,4,5,6]
SpecialtyCare, Inc.	Delayed Draw	8.66%	SOFR	500	12/18/2029	USD	270,249	67,591	69,597	[1,3,4,5,6]
SpecialtyCare, Inc.	First Lien Term Loan	8.48%	SOFR	475	12/18/2029	USD	1,204,988	1,194,838	1,203,170	[1,3,4,6]
SpecialtyCare, Inc.	Revolver	0.50%			12/18/2029	USD	40,859	(329)	-	[1,2,3,6]
Spruce Bidco II Inc.	First Lien Term Loan	6.00%	TONAR	525	1/31/2032	JPY	1,276,244,044	8,245,246	7,849,221	[1,3,4,6,8]
Spruce Bidco II Inc.	First Lien Term Loan	7.05%	CORRA	475	1/31/2032	CAD	12,255,168	8,440,050	8,640,744	[1,3,4,6,8]
Spruce Bidco II Inc.	First Lien Term Loan	8.41%	SOFR	475	1/31/2032	USD	66,670,225	65,753,965	66,670,225	[1,3,4,6]
Spruce Bidco II Inc.	Revolver	8.37%	SOFR	475	1/31/2032	USD	7,687,972	2,881,747	2,989,767	[1,3,4,5,6]
Spruce Bidco II Inc.	Revolver	8.37%	SOFR	475	1/31/2032	USD	7,637,615	2,878,075	2,970,184	[1,3,4,5]
Stepping Stones Healthcare Services, LLC	Delayed Draw	1.00%			1/5/2033	USD	6,000,000	(28,987)	(14,400)	[1,2,3]
Stepping Stones Healthcare Services, LLC	Revolver	0.50%			1/5/2033	USD	1,000,000	(4,657)	(4,700)	[1,2,3]
Superior Biologics, Inc.	First Lien Term Loan	9.93%, 1.10% PIK	SOFR	610	5/27/2033	USD	10,000,000	9,809,254	9,807,447	[1,3,4,7]
SureScripts, LLC	First Lien Term Loan	8.48%	SOFR	475	11/1/2031	USD	60,001,870	59,703,481	60,001,870	[1,3,4,6]
SureScripts, LLC	Revolver	0.50%			11/1/2031	USD	3,007,689	(14,934)	-	[1,2,3,6]
Swoop Intermediate III, Inc.	Delayed Draw	8.23%	SOFR	450	4/12/2032	USD	22,753,548	15,065,447	15,169,032	[1,3,4,5,6]
Swoop Intermediate III, Inc.	First Lien Term Loan	8.23%	SOFR	450	4/12/2032	USD	19,734,191	19,648,491	19,734,191	[1,3,4,6]
Swoop Intermediate III, Inc.	Revolver	0.50%			4/12/2032	USD	7,584,516	(31,495)	-	[1,2,3,6]
The Chartis Group, LLC	Delayed Draw	7.98%	SOFR	425	9/17/2031	USD	4,118,194	977,322	981,931	[1,3,4,5,6]
The Chartis Group, LLC	First Lien Term Loan	7.98%	SOFR	425	9/17/2031	USD	858,742	851,822	852,215	[1,3,4,6]
The Chartis Group, LLC	Revolver	0.50%			9/17/2031	USD	2,060,827	(15,573)	(15,662)	[1,2,3,6]
TheKey, LLC	Delayed Draw	9.73%, 1.00% PIK	SOFR	600	9/30/2027	USD	1,490,997	1,272,436	1,354,424	[1,3,4,6,7]
TIDI Legacy Products, Inc.	Delayed Draw	8.14%	SOFR	450	12/19/2029	USD	8,713,635	8,582,585	8,698,168	[1,3,4,6]
TIDI Legacy Products, Inc.	First Lien Term Loan	8.14%	SOFR	450	12/19/2029	USD	30,100,110	29,703,889	30,046,686	[1,3,4,6]
TIDI Legacy Products, Inc.	Revolver	0.50%			12/19/2029	USD	6,305,343	(74,648)	(11,191)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
TigerConnect, Inc.	Delayed Draw	10.06%	SOFR	625	8/16/2029	USD	68,536	$68,536	$68,432	[1,3,4]
TigerConnect, Inc.	First Lien Term Loan	10.06%, 3.38% PIK	SOFR	625	8/16/2029	USD	16,127,776	15,921,292	16,103,437	[1,3,4,7]
TigerConnect, Inc.	Revolver	0.50%			8/16/2029	USD	1,875,000	(42,188)	(2,830)	[1,2,3]
TigerConnect, Inc.	Delayed Draw	10.06%, 3.38% PIK	SOFR	625	10/31/2030	USD	1,643,906	1,643,906	1,641,425	[1,3,4,7]
TigerConnect, Inc.	First Lien Term Loan	10.06%, 3.38% PIK	SOFR	625	11/19/2030	USD	750,000	750,000	748,868	[1,3,4,7]
Tivity Health, Inc.	First Lien Term Loan	8.64%	SOFR	500	6/28/2029	USD	51,923,219	51,418,217	51,144,370	[1,3,4]
TPC Holdco, LLC	Second Lien Term Loan	11.80%, 2.50% PIK	SOFR	800	3/29/2028	USD	5,090,438	5,053,413	5,036,017	[1,3,4,7]
Troy Practice Management, LLC	Delayed Draw	9.84%	SOFR	615	11/25/2027	USD	2,664,329	2,644,839	2,664,329	[1,3,4]
Troy Practice Management, LLC	First Lien Term Loan	9.84%	SOFR	615	11/25/2027	USD	4,440,517	4,378,546	4,440,517	[1,3,4]
Troy Practice Management, LLC	Revolver	9.84%	SOFR	615	11/25/2027	USD	591,133	583,929	591,133	[1,3,4]
TurningPoint Healthcare Solutions, LLC	Revolver	8.49%	SOFR	475	7/14/2027	USD	1,816,523	1,812,332	1,812,332	[1,3,4,5,6]
U.S. Urology Partners, LLC	Delayed Draw	1.00%			4/8/2032	USD	344,988	(5,120)	(5,175)	[1,2,3,6]
U.S. Urology Partners, LLC	Delayed Draw	8.23%	SOFR	450	4/8/2032	USD	328,699	325,068	328,699	[1,3,4,6]
U.S. Urology Partners, LLC	First Lien Term Loan	8.23%	SOFR	450	4/8/2032	USD	1,865,110	1,844,581	1,865,110	[1,3,4,6]
U.S. Urology Partners, LLC	Revolver	8.16%	SOFR	450	4/8/2032	USD	169,833	71,836	73,594	[1,3,4,5,6]
United Digestive MSO Parent, LLC	Delayed Draw	9.48%	SOFR	575	3/30/2029	USD	19,633,864	19,143,933	18,809,599	[1,3,4,5,6]
United Digestive MSO Parent, LLC	First Lien Term Loan	9.48%	SOFR	575	3/30/2029	USD	19,936,964	19,574,620	19,556,979	[1,3,4,6]
United Digestive MSO Parent, LLC	Revolver	0.50%			3/30/2029	USD	6,204,786	(21,922)	(18,615)	[1,2,3,6]
United Digestive MSO Parent, LLC	Revolver	9.49%	SOFR	575	3/30/2029	USD	247,100	245,725	246,359	[1,3,4]
United Digestive MSO Parent, LLC	Revolver	10.41%	SOFR	675	3/30/2029	USD	741,300	388,800	393,136	[1,3,4,5]
United Digestive MSO Parent, LLC	Revolver	10.43%	SOFR	675	3/30/2029	USD	423,600	166,071	168,170	[1,3,4,5]
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	0.50%			7/15/2028	USD	114,943	-	(1,899)	[1,2,3]
Unlimited Technology Holdings, LLC	Revolver	0.50%			3/12/2032	USD	1,421,165	(5,852)	(8,429)	[1,2,3,6]
USHV Management, LLC	Revolver	0.50%			9/8/2031	USD	356,664	(4,401)	(1,431)	[1,2,3]
USHV Management, LLC	Revolver	10.75%	PRIME	400	9/8/2031	USD	1,647,698	381,185	388,837	[1,3,4,5,6]
USHV Management, LLC	Delayed Draw	8.67%	SOFR	500	9/8/2032	USD	3,048,240	2,261,812	2,278,070	[1,3,4,5,6]
USHV Management, LLC	First Lien Term Loan	8.67%	SOFR	500	9/8/2032	USD	9,886,186	9,795,280	9,846,526	[1,3,4,6]
USN OpCO, LLC	Delayed Draw	1.00%			5/31/2030	USD	3,164,557	(30,985)	(31,646)	[1,2,3]
USN OpCO, LLC	First Lien Term Loan	8.98%	SOFR	525	5/31/2030	USD	19,303,797	19,117,396	19,110,760	[1,3,4]
USN OpCO, LLC	Revolver	0.50%			5/31/2030	USD	2,531,646	(24,261)	(25,316)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Vardiman Black Holdings, LLC	Delayed Draw	10.75% PIK	SOFR	700	3/18/2027	USD	2,842,070	$2,684,897	$1,644,461	[1,3,4,5,7]
Vardiman Black Holdings, LLC	First Lien Term Loan	10.75% PIK	SOFR	700	3/18/2027	USD	22,926,969	22,926,969	14,533,884	[1,3,4,7]
Vatica Health, Inc.	First Lien Term Loan	7.98%	SOFR	425	10/31/2032	USD	10,014,837	9,921,137	9,724,041	[1,3,4,6]
Vatica Health, Inc.	Revolver	0.50%			10/31/2032	USD	1,001,484	(9,151)	(29,080)	[1,2,3,6]
Vermont AUS PTY LTD	Delayed Draw	9.01%	BBSY	450	3/23/2028	AUD	20,696,353	14,654,957	14,324,401	[1,3,4,8]
VetEvolve Holdings, LLC	Delayed Draw	9.14%	SOFR	550	10/12/2028	USD	42,398,082	31,807,705	32,332,385	[1,3,4,5,6]
VetEvolve Holdings, LLC	First Lien Term Loan	9.41%	SOFR	575	10/12/2028	USD	19,624,492	19,364,376	19,515,384	[1,3,4,6]
VSC Specialty Molding Acquisition LLC	Delayed Draw	8.23%	SOFR	450	10/6/2031	USD	6,213,027	5,451,300	5,483,959	[1,3,4,5]
VSC Specialty Molding Acquisition LLC	First Lien Term Loan	7.93%	SOFR	425	10/6/2031	USD	7,158,865	7,094,184	7,130,147	[1,3,4]
VSC Specialty Molding Acquisition LLC	Revolver	0.50%			10/6/2031	USD	1,328,892	(11,689)	(5,331)	[1,2,3]
Web PT, Inc.	First Lien Term Loan	10.19%, 3.13% PIK	SOFR	625	1/18/2028	USD	9,122,898	9,024,393	8,606,872	[1,3,4,7]
Web PT, Inc.	Revolver	0.50%			1/18/2028	USD	937,500	-	(53,029)	[1,2,3]
Western Veterinary Partners, LLC	Delayed Draw	8.98%	SOFR	525	10/29/2027	USD	12,386,661	12,310,882	12,337,373	[1,3,4,5,6]
Western Veterinary Partners, LLC	First Lien Term Loan	8.98%	SOFR	525	10/29/2027	USD	4,104,010	4,074,995	4,087,679	[1,3,4,6]
Wildcats Purchaser LLC	Delayed Draw	8.48%	SOFR	475	5/8/2031	USD	4,241,127	2,231,761	2,194,267	[1,3,4,5]
Wildcats Purchaser LLC	First Lien Term Loan	8.48%	SOFR	475	5/8/2031	USD	4,479,815	4,432,273	4,389,839	[1,3,4]
Wildcats Purchaser LLC	Revolver	0.50%			5/8/2031	USD	1,623,743	(16,484)	(32,612)	[1,2,3]
Wisdom Purchaser, LLC	First Lien Term Loan	8.23%	SOFR	450	7/24/2032	USD	18,079,687	18,079,687	18,189,613	[1,3,4]
Wisdom Purchaser, LLC	Revolver	0.50%			7/24/2032	USD	1,875,000	-	-	[1,2,3]
Zavation Medical Products, LLC	First Lien Term Loan	9.40%	SOFR	576	6/30/2029	USD	4,743,271	4,679,008	4,629,283	[1,3,4]
Zeus Company LLC	Revolver	0.50%			2/28/2030	USD	793,658	(6,557)	(43,701)	[1,2,3,6]
Zeus Company LLC	Revolver	9.42%	SOFR	550	2/28/2030	USD	1,387,618	132,493	69,013	[1,3,4,5,6]
Zeus Company LLC	Delayed Draw	1.00%			2/28/2031	USD	1,202,602	(9,018)	(66,218)	[1,2,3,6]
Zeus Company LLC	Delayed Draw	9.21%	SOFR	550	2/28/2031	USD	1,693,404	1,431,954	1,348,580	[1,3,4,5,6]
Zeus Company LLC	First Lien Term Loan	9.21%	SOFR	550	2/28/2031	USD	9,960,117	9,920,717	9,411,690	[1,3,4,6]
Zocdoc, Inc.	Delayed Draw	8.89%	SOFR	525	7/31/2030	USD	1,238,158	127,709	139,912	[1,3,4,5,6]
Zocdoc, Inc.	First Lien Term Loan	7.14%	SOFR	350	7/31/2030	USD	1,000	996	1,000	[1,3,4,6]
								3,500,335,787	3,433,362,306

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Household & Personal Products — 0.5%
PH Beauty Holdings III, Inc.	First Lien Term Loan	9.18%	SOFR	550	9/28/2027	USD	1,532,435	$1,524,570	$1,532,435	[1,3,4,6]
PH Beauty Holdings III, Inc.	Revolver	0.50%			9/28/2027	USD	199,509	(1,383)	-	[1,2,3,6]
Silk Holdings III Corp.	First Lien Term Loan	8.11%	SOFR	450	5/1/2029	USD	1,219,608	1,213,510	1,208,612	[1,3,4,6]
Silk Holdings III Corp.	First Lien Term Loan	8.11%	SOFR	450	12/3/2032	USD	1,762,999	1,746,447	1,747,103	[1,3,4,6]
Silk Holdings III Corp.	Revolver	8.11%	SOFR	450	12/3/2032	USD	538,388	32,779	32,832	[1,3,4,5,6]
Summer Fridays, LLC	First Lien Term Loan	8.98%	SOFR	525	5/16/2031	USD	30,646,393	30,318,798	30,339,647	[1,3,4]
Summer Fridays, LLC	Revolver	0.50%			5/16/2031	USD	2,592,593	(26,435)	(25,950)	[1,2,3]
The Vitamin Shoppe LLC	First Lien Term Loan	9.90%	SOFR	625	3/23/2031	USD	7,500,000	7,356,208	7,353,719	[1,3,4]
Viva 5 Group, LLC	First Lien Term Loan	10.14%	SOFR	650	5/21/2030	USD	11,669,404	11,452,961	11,470,738	[1,3,4]
Viva 5 Group, LLC	Revolver	10.14%	SOFR	650	5/21/2030	USD	1,515,507	1,426,394	1,427,571	[1,3,4,5]
Vivos Holdings, LLC	First Lien Term Loan	9.64%	SOFR	600	8/13/2030	USD	24,875,000	24,660,877	24,519,785	[1,3,4]
WU Holdco, Inc.	Delayed Draw	1.00%			4/15/2032	USD	6,605,655	(30,342)	(43,030)	[1,2,3,6]
WU Holdco, Inc.	Delayed Draw	8.48%	SOFR	475	4/15/2032	USD	7,736,960	(34,919)	(49,915)	[1,3,4,5]
WU Holdco, Inc.	First Lien Term Loan	8.48%	SOFR	475	4/15/2032	USD	60,137,304	59,874,698	59,745,563	[1,3,4,6]
WU Holdco, Inc.	Revolver	0.50%			4/15/2032	USD	4,573,800	(19,052)	(29,795)	[1,2,3,6]
								139,495,111	139,229,315
Insurance — 4.1%
15484880 Canada, Inc.	Delayed Draw	4.54%	CORRA	225	4/2/2031	CAD	1,215,366	106,487	91,835	[1,3,4,5,6,8]
15484880 Canada, Inc.	Delayed Draw	7.83%	CORRA	525	4/2/2031	CAD	1,533,785	1,069,738	1,059,796	[1,3,4,6,8]
15484880 Canada, Inc.	First Lien Term Loan	7.72%	EURIBOR	525	4/2/2031	EUR	502,750	572,310	562,951	[1,3,4,6,8]
15484880 Canada, Inc.	First Lien Term Loan	7.83%	CORRA	525	4/2/2031	CAD	4,716,411	3,273,103	3,258,890	[1,3,4,6,8]
15484880 Canada, Inc.	Revolver	7.83%	CORRA	525	4/2/2031	CAD	453,139	55,313	54,391	[1,3,4,5,6,8]
Accuserve Solutions, Inc.	First Lien Term Loan	9.66%	SOFR	600	3/15/2030	USD	44,971,807	44,513,504	43,269,840	[1,3,4]
Accuserve Solutions, Inc.	Revolver	8.98%	SOFR	525	3/15/2030	USD	39,885	23,063	26,841	[1,3,4,5]
Accuserve Solutions, Inc.	Revolver	9.66%	SOFR	600	3/15/2030	USD	4,140,711	2,962,511	2,808,644	[1,3,4,5]
AIS Holdco, LLC	First Lien Term Loan	9.73%	SOFR	600	5/21/2029	USD	31,520,000	31,113,782	31,348,895	[1,3,4]
AIS Holdco, LLC	Revolver	0.50%			5/21/2029	USD	3,000,000	(34,993)	(16,285)	[1,2,3]
Alkeme Intermediary Holding LLC	Delayed Draw	8.73%	SOFR	500	10/28/2026	USD	1,590,485	1,584,901	1,582,245	[1,3,4,6]
Alkeme Intermediary Holding LLC	First Lien Term Loan	8.73%	SOFR	500	10/28/2026	USD	213,417	211,258	212,312	[1,3,4,6]
Alkeme Intermediary Holding LLC	Delayed Draw	8.73%	SOFR	500	5/28/2027	USD	43,970,119	43,752,622	43,699,162	[1,3,4,5]
Alkeme Intermediary Holding LLC	First Lien Term Loan	8.73%	SOFR	500	5/28/2027	USD	7,100,000	7,061,435	7,063,217	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Alkeme Intermediary Holding LLC	Revolver	0.50%			5/28/2027	USD	1,652,589	$(4,201)	$(8,562)	[1,2,3]
Alkeme Intermediary Holding, LLC	Delayed Draw	8.73%	SOFR	500	5/28/2027	USD	3,910,000	1,501,233	1,497,410	[1,3,4,5]
Amba Buyer, Inc.	Delayed Draw	9.08%	SOFR	525	7/30/2027	USD	14,163,214	4,600,201	4,695,971	[1,3,4,5]
Amba Buyer, Inc.	First Lien Term Loan	9.08%	SOFR	525	7/30/2027	USD	12,341,541	12,219,842	12,322,915	[1,3,4]
AmeriLife Holdings, LLC	Revolver	0.50%			8/31/2028	USD	510,020	(1,415)	(3,373)	[1,2,3]
AmeriLife Holdings, LLC	Revolver	8.66%	SOFR	500	8/31/2028	USD	3,452,574	977,547	957,241	[1,3,4,5,6]
AmeriLife Holdings, LLC	Revolver	8.66%	SOFR	500	8/31/2028	USD	282,566	80,336	79,345	[1,3,4,5]
AmeriLife Holdings, LLC	Delayed Draw	8.66%	SOFR	500	8/31/2029	USD	7,577,563	4,673,343	6,188,048	[1,3,4,5,6]
AmeriLife Holdings, LLC	First Lien Term Loan	8.66%	SOFR	500	8/31/2029	USD	54,166,013	54,744,018	53,807,747	[1,3,4,6]
AQ Sunshine, Inc.	Revolver	0.50%			7/24/2030	USD	2,274,642	(15,846)	(11,373)	[1,2,3]
AQ Sunshine, Inc.	Delayed Draw	8.74%	SOFR	500	7/24/2031	USD	560,828	329,164	328,425	[1,3,4,5]
AQ Sunshine, Inc.	Revolver	0.50%			7/24/2032	USD	3,444,574	(25,923)	(25,101)	[1,2,3,6]
AQ Sunshine, Inc.	Delayed Draw	1.00%			7/24/2033	USD	6,302,521	(62,808)	(63,025)	[1,2,3,6]
AQ Sunshine, Inc.	Delayed Draw	8.74%	SOFR	500	7/24/2033	USD	578,024	24,920	24,855	[1,3,4,5,6]
AQ Sunshine, Inc.	First Lien Term Loan	8.66%	SOFR	500	7/24/2033	USD	28,046,218	27,906,333	27,905,987	[1,3,4,6]
AQ Sunshine, Inc.	First Lien Term Loan	8.73%	SOFR	500	7/24/2033	USD	405,624	401,601	403,596	[1,3,4,6]
Babylon Buyer, Inc.	First Lien Term Loan	8.90%	SOFR	525	3/8/2030	USD	7,202,237	7,137,346	7,140,181	[1,3,4]
Babylon Buyer, Inc.	First Lien Term Loan	9.40%	SOFR	575	3/8/2030	USD	6,003,547	5,941,775	6,037,167	[1,3,4]
Babylon Buyer, Inc.	Revolver	9.40%	SOFR	575	3/8/2030	USD	248,054	12,179	14,591	[1,3,4,5]
Bellwether Buyer LLC	Delayed Draw	8.15%	SOFR	450	4/15/2032	USD	36,718,092	4,284,734	4,292,130	[1,3,4,5,6]
Bellwether Buyer LLC	First Lien Term Loan	8.15%	SOFR	450	4/15/2032	USD	25,519,819	25,422,793	25,412,636	[1,3,4,6]
Bellwether Buyer LLC	Revolver	0.50%			4/15/2032	USD	4,592,708	(16,451)	(19,289)	[1,2,3,6]
Bellwether Buyer LLC	Revolver	8.15%	SOFR	450	4/15/2032	USD	3,867,527	367,103	366,916	[1,3,4,5,6]
Beyond Risk Management, Inc.	Delayed Draw	1.00%			3/13/2033	USD	1,253,929	(12,279)	(11,622)	[1,2,3]
Beyond Risk Management, Inc.	First Lien Term Loan	8.39%	SOFR	475	3/13/2033	USD	3,260,216	3,228,614	3,229,998	[1,3,4]
Beyond Risk Management, Inc.	Revolver	0.50%			3/13/2033	USD	485,855	(4,655)	(4,503)	[1,2,3]
Captive Resources Midco, LLC	Revolver	0.50%			7/1/2028	USD	79,053	-	-	[1,2,3,6]
Captive Resources Midco, LLC	First Lien Term Loan	8.23%	SOFR	450	7/1/2029	USD	1,022,202	1,022,202	1,022,202	[1,3,4,6]
CC SAG Acquisition Corp.	Revolver	0.50%			6/29/2027	USD	699,301	-	(2,504)	[1,2,3]
CC SAG Acquisition Corp.	Delayed Draw	8.89%	SOFR	525	6/29/2028	USD	11,526,184	11,001,674	11,082,952	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
CC SAG Acquisition Corp.	First Lien Term Loan	8.89%	SOFR	525	6/29/2028	USD	18,204,820	$17,931,747	$18,139,642	[1,3,4]
CFC Bidco 2022 Limited	First Lien Term Loan	9.48%	SOFR	575	7/1/2033	USD	13,000,000	12,820,469	12,676,735	[1,3,4]
Diamond Mezzanine 24 LLC	First Lien Term Loan	8.14%	SOFR	450	10/31/2030	USD	219,418	216,282	218,606	[1,3,4,6]
Diamond Mezzanine 24 LLC	First Lien Term Loan	8.16%	SOFR	450	10/31/2030	USD	4,130,295	4,097,653	4,115,013	[1,3,4,6]
Diamond Mezzanine 24 LLC	Revolver	8.16%	SOFR	450	10/31/2030	USD	750,000	745,883	747,225	[1,3,4]
Diamond Mezzanine 24 LLC	Revolver	8.16%	SOFR	450	10/31/2030	USD	210,689	209,175	209,909	[1,3,4,6]
DOXA Insurance Holdings LLC	Revolver	8.36%	SOFR	463	12/20/2029	USD	22,748	6,445	6,445	[1,3,4,5,6]
DOXA Insurance Holdings LLC	Delayed Draw	1.00%			12/20/2030	USD	1,004,979	(14,543)	(15,075)	[1,2,3,6]
DOXA Insurance Holdings LLC	Delayed Draw	8.36%	SOFR	463	12/20/2030	USD	93,219	73,970	74,399	[1,3,4,5,6]
DOXA Insurance Holdings LLC	First Lien Term Loan	8.36%	SOFR	463	12/20/2030	USD	45,719	45,719	45,719	[1,3,4,6]
Fetch, Inc.	Delayed Draw	1.00%			3/31/2033	USD	4,979,374	(48,590)	(44,897)	[1,2,3]
Fetch, Inc.	First Lien Term Loan	8.39%	SOFR	475	3/31/2033	USD	16,929,870	16,764,196	16,777,220	[1,3,4]
Fetch, Inc.	Revolver	0.50%			3/31/2033	USD	3,090,756	(29,953)	(27,868)	[1,2,3]
Forza Insurance Holdings, LLC	First Lien Term Loan	9.48%	SOFR	575	2/27/2030	USD	4,856,726	4,751,331	4,856,726	[1,3,4,6]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2029	USD	583,095	-	(2,508)	[1,2,3]
Foundation Risk Partners, Corp.	Revolver	8.48%	SOFR	475	10/29/2029	USD	7,305,264	2,670,937	2,671,898	[1,3,4,5]
Foundation Risk Partners, Corp.	Delayed Draw	8.48%	SOFR	475	10/29/2030	USD	58,311,198	51,151,374	51,308,758	[1,3,4,5]
Foundation Risk Partners, Corp.	First Lien Term Loan	8.48%	SOFR	475	10/29/2030	USD	30,774,966	30,531,674	30,642,634	[1,3,4]
Galway Borrower LLC	Delayed Draw	8.23%	SOFR	450	9/30/2028	USD	1,550,188	1,550,188	1,550,188	[1,3,4]
Galway Borrower LLC	First Lien Term Loan	8.23%	SOFR	450	9/30/2028	USD	7,562,094	7,562,094	7,562,094	[1,3,4]
Galway Borrower LLC	Revolver	8.23%	SOFR	450	9/30/2028	USD	1,663,016	797,363	797,363	[1,3,4,5]
Galway Borrower, LLC	Delayed Draw	1.00%			9/29/2028	USD	4,800,554	(22,629)	-	[1,2,3,6]
Galway Borrower, LLC	Delayed Draw	8.23%	SOFR	450	9/30/2028	USD	16,356,653	11,531,611	11,642,725	[1,3,4,5,6]
Galway Borrower, LLC	First Lien Term Loan	8.23%	SOFR	450	9/30/2028	USD	10,268,853	10,080,343	10,268,853	[1,3,4]
Galway Borrower, LLC	Revolver	8.23%	SOFR	450	9/30/2028	USD	7,342,894	4,039,710	4,065,445	[1,3,4,5,6]
Galway Borrower, LLC	Delayed Draw	1.00%			2/23/2033	USD	47,105,212	(229,681)	-	[1,2,3]
Galway Borrower, LLC	First Lien Term Loan	8.23%	SOFR	450	2/23/2033	USD	2,660,909	2,648,094	2,660,909	[1,3,4]
Galway Borrower, LLC	Revolver	8.23%	SOFR	450	2/23/2033	USD	2,100,000	1,151,767	1,161,787	[1,3,4,5]
Gestion ABS Bidco, Inc.	Delayed Draw	7.30%	CORRA	500	3/1/2031	CAD	7,495,800	1,720,201	1,545,845	[1,3,4,5,8]
Gestion ABS Bidco, Inc.	First Lien Term Loan	7.28%	CORRA	500	3/1/2031	CAD	14,852,493	10,827,672	10,472,039	[1,3,4,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Gestion ABS Bidco, Inc.	Revolver	7.30%	CORRA	500	3/1/2031	CAD	2,250,000	$204,840	$148,247	[1,3,4,5,8]
Higginbotham Insurance Agency, Inc.	Delayed Draw	8.14%	SOFR	450	11/25/2028	USD	23,563,107	21,413,469	21,483,726	[1,3,4,5]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	8.14%	SOFR	450	11/25/2028	USD	39,954,591	39,742,069	39,754,818	[1,3,4]
Higginbotham Insurance Agency, Inc.	Delayed Draw	8.14%	SOFR	450	6/11/2031	USD	12,795,907	4,628,209	4,624,959	[1,3,4,5,6]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	8.14%	SOFR	450	6/11/2031	USD	5,010,511	5,010,511	4,985,458	[1,3,4,6]
High Street Buyer, Inc.	Delayed Draw	7.98%	SOFR	425	4/16/2028	USD	12,712,557	1,834,305	1,761,386	[1,3,4,5,6]
Imagine 360 LLC	Delayed Draw	1.00%			9/30/2028	USD	2,404,220	(18,866)	(33,711)	[1,2,3,6]
Imagine 360 LLC	First Lien Term Loan	8.48%	SOFR	475	9/30/2028	USD	4,333,210	4,306,525	4,272,452	[1,3,4,6]
Imagine 360 LLC	Revolver	0.50%			9/30/2028	USD	1,023,922	(5,837)	(14,357)	[1,2,3,6]
Inszone Mid, LLC	First Lien Term Loan	8.95%	SOFR	525	11/8/2028	USD	11,529,412	11,403,677	11,490,033	[1,3,4]
Integrity Marketing Acquisition, LLC	Revolver	0.50%			8/27/2027	USD	5,250,000	(52,500)	(262,500)	[1,2,3]
Integrity Marketing Acquisition, LLC	Delayed Draw	1.00%			8/27/2028	USD	99,101	(1,234)	(773)	[1,2,3]
Integrity Marketing Acquisition, LLC	Delayed Draw	8.67%	SOFR	500	8/27/2028	USD	50,016,229	40,311,418	40,367,260	[1,3,4,5,6]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	8.67%	SOFR	500	8/27/2028	USD	4,656,901	4,606,585	4,604,909	[1,3,4]
Integrity Marketing Acquisition, LLC	Revolver	0.50%			8/27/2028	USD	4,008,894	(18,188)	(199,112)	[1,2,3]
Iris Specialty Acquisition LLC	Delayed Draw	8.14%	SOFR	450	11/20/2032	USD	1,520,478	129,486	125,006	[1,3,4,5]
Iris Specialty Acquisition LLC	Delayed Draw	8.22%	SOFR	458	11/20/2032	USD	1,852,134	157,815	152,272	[1,3,4,5,6]
Iris Specialty Acquisition LLC	First Lien Term Loan	8.23%	SOFR	450	11/20/2032	USD	20,010,831	19,916,273	19,855,039	[1,3,4,6]
Iris Specialty Acquisition LLC	Revolver	8.23%	SOFR	450	11/20/2032	USD	2,967,898	660,731	651,416	[1,3,4,5,6]
King Risk Partners, LLC	Delayed Draw	1.00%			4/23/2031	USD	673,426	(6,470)	(6,072)	[1,2,3,6]
King Risk Partners, LLC	Delayed Draw	8.14%	SOFR	450	4/23/2031	USD	1,115,794	907,475	907,184	[1,3,4,5,6]
King Risk Partners, LLC	First Lien Term Loan	8.14%	SOFR	450	4/23/2031	USD	1,111,159	1,101,804	1,101,140	[1,3,4,6]
King Risk Partners, LLC	Revolver	0.50%			4/23/2031	USD	242,143	(1,949)	(2,183)	[1,2,3,6]
Koala Investment Holdings, Inc.	Delayed Draw	1.00%			8/29/2032	USD	9,183,264	(71,069)	(82,649)	[1,2,3,6]
Koala Investment Holdings, Inc.	First Lien Term Loan	7.99%	SOFR	425	8/29/2032	USD	25,960,805	25,866,944	25,727,157	[1,3,4,6]
Koala Investment Holdings, Inc.	Revolver	7.94%	SOFR	425	8/29/2032	USD	4,091,849	1,840,519	1,837,028	[1,3,4,5,6]
Mclarens Midco, Inc.	Delayed Draw	1.00%			12/19/2027	USD	1,423,965	(13,160)	(13,019)	[1,2,3,6]
Mclarens Midco, Inc.	Delayed Draw	8.59%	SOFR	475	12/19/2027	USD	1,009,098	1,001,734	999,872	[1,3,4,6]
Mclarens Midco, Inc.	Revolver	8.46%	SOFR	475	12/19/2027	USD	3,485,026	1,111,297	1,079,434	[1,3,4,5,6]
MRH Trowe Beteiligungsgesellschaft mbH	Revolver	0.50%			11/15/2031	EUR	3,125,000	(28,752)	63,206	[1,2,3,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
MRH Trowe Beteiligungsgesellschaft mbH	Delayed Draw	7.52%	EURIBOR	500	5/15/2032	EUR	11,718,752	$7,944,486	$8,311,682	[1,3,4,5,8]
MRH Trowe Beteiligungsgesellschaft mbH	First Lien Term Loan	7.16%	EURIBOR	500	5/15/2032	EUR	35,156,250	38,978,189	40,051,440	[1,3,4,8]
Oakbridge Insurance Agency LLC	Delayed Draw	1.00%			11/1/2029	USD	2,210,375	(20,707)	-	[1,2,3,6]
Oakbridge Insurance Agency LLC	Delayed Draw	8.64%	SOFR	500	11/1/2029	USD	3,290,653	2,904,035	2,933,912	[1,3,4,5,6]
Oakbridge Insurance Agency LLC	First Lien Term Loan	8.39%	SOFR	475	11/1/2029	USD	3,036,675	2,998,413	3,036,675	[1,3,4,6]
Oakbridge Insurance Agency LLC	Revolver	8.39%	SOFR	475	11/1/2029	USD	1,295,337	210,136	224,525	[1,3,4,5,6]
Odeon Bidco	Delayed Draw	7.93%	EURIBOR	550	9/22/2029	EUR	37,335,937	29,359,975	28,052,052	[1,3,4,5,8]
Pareto Health Intermediate Holdings, Inc.	Revolver	0.50%			6/1/2029	USD	3,135,751	(67,357)	(29,655)	[1,2,3,6]
Pareto Health Intermediate Holdings, Inc.	Delayed Draw	8.48%	SOFR	475	6/1/2030	USD	7,129,630	7,069,766	7,062,203	[1,3,4]
Pareto Health Intermediate Holdings, Inc.	Delayed Draw	8.73%	SOFR	500	6/1/2030	USD	1,995,113	1,978,331	1,976,245	[1,3,4,6]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	8.60%	SOFR	475	6/1/2030	USD	9,880	9,668	9,787	[1,3,4]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	8.73%	SOFR	500	6/1/2030	USD	97,909,918	97,159,975	96,983,965	[1,3,4,6]
Patriot Growth Insurance Services, LLC	Delayed Draw	8.88%	SOFR	500	10/14/2028	USD	25,234,360	25,040,158	25,174,541	[1,3,4]
Patriot Growth Insurance Services, LLC	First Lien Term Loan	8.88%	SOFR	500	10/14/2028	USD	19,357,219	19,020,456	19,311,332	[1,3,4]
Patriot Growth Insurance Services, LLC	Revolver	0.50%			10/14/2028	USD	1,910,377	-	(4,529)	[1,2,3]
People Corporation	Delayed Draw	7.62%	CORRA	500	2/18/2028	CAD	6,508,559	3,303,593	3,424,183	[1,3,4,5,6,8]
People Corporation	Delayed Draw	1.00%			2/18/2031	CAD	42,351	(450)	(1,060)	[1,2,3,6,8]
People Corporation	Delayed Draw	7.60%	CORRA	500	2/18/2031	CAD	76,045	53,175	52,078	[1,3,4,5,6,8]
People Corporation	First Lien Term Loan	7.60%	CORRA	500	2/18/2031	CAD	18,813	13,539	13,264	[1,3,4,6,8]
People Corporation	Revolver	7.60%	CORRA	500	2/18/2031	CAD	10,822	4,826	4,667	[1,3,4,5,6,8]
SageSure Holdings, LLC	Delayed Draw	8.26%	SOFR	450	1/28/2030	USD	4,415,163	4,379,889	4,415,163	[1,3,4,6]
SageSure Holdings, LLC	First Lien Term Loan	8.26%	SOFR	450	1/28/2030	USD	4,539,467	4,505,220	4,539,467	[1,3,4,6]
SG Acquisition, Inc.	First Lien Term Loan	8.50%	SOFR	475	4/3/2030	USD	45,532,036	45,220,528	45,987,356	[1,3,4]
SG Acquisition, Inc.	Revolver	0.50%			4/3/2030	USD	3,643,725	(22,984)	-	[1,2,3]
Shelby 2021 Holdings Corp.	Delayed Draw	8.89%	SOFR	525	6/29/2028	USD	29,231,023	15,625,052	15,745,008	[1,3,4,5]
SIB Corp.	Delayed Draw	7.61%	CORRA	500	4/24/2028	CAD	14,485,900	9,011,263	8,535,023	[1,3,4,5,8]
SIB Corp.	First Lien Term Loan	7.61%	CORRA	500	4/24/2028	CAD	12,817,050	9,271,479	8,856,172	[1,3,4,8]
SIB Corp.	Revolver	0.50%			4/24/2028	CAD	294,464	(1,697)	(11,456)	[1,2,3,8]
SIG Parent Holdings, LLC	Delayed Draw	1.00%			8/21/2031	USD	2,373,927	(23,002)	-	[1,2,3,6]
Simplicity Financial Marketing Group Holdings, Inc.	First Lien Term Loan	8.73%	SOFR	500	12/31/2031	USD	22,744,448	22,552,929	22,425,535	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Simplicity Financial Marketing Group Holdings, Inc.	Revolver	0.50%			12/31/2031	USD	4,738,267	$(37,636)	$(66,438)	[1,2,3,6]
Slaine Holdings LLC	Delayed Draw	1.00%			5/23/2030	USD	240,895	(4,292)	-	[1,2,3,6]
Slaine Holdings LLC	First Lien Term Loan	10.14%	SOFR	650	5/23/2030	USD	602,238	592,300	602,238	[1,3,4,6]
Slaine Holdings LLC	Revolver	0.50%			5/23/2030	USD	435,147	(6,811)	-	[1,2,3,6]
THG Acquisition, LLC	Delayed Draw	8.39%	SOFR	475	10/31/2031	USD	10,891,575	7,961,050	8,007,413	[1,3,4,5,6]
THG Acquisition, LLC	First Lien Term Loan	8.39%	SOFR	475	10/31/2031	USD	34,453,593	34,172,262	34,194,671	[1,3,4,6]
THG Acquisition, LLC	Revolver	8.39%	SOFR	475	10/31/2031	USD	5,308,822	1,263,499	1,264,557	[1,3,4,5,6]
Unison Risk Advisors, Inc.	Revolver	8.14%	SOFR	450	10/17/2030	USD	1,031,766	219,548	217,686	[1,3,4,5]
Unison Risk Advisors, Inc.	Revolver	8.14%	SOFR	450	10/17/2030	USD	1,903,420	503,047	499,316	[1,3,4,5,6]
Unison Risk Advisors, Inc.	Delayed Draw	1.00%			10/17/2031	USD	1,210,000	(11,178)	(10,910)	[1,2,3]
Unison Risk Advisors, Inc.	Delayed Draw	8.14%	SOFR	450	10/17/2031	USD	16,425,095	6,351,663	6,352,475	[1,3,4,5,6]
Unison Risk Advisors, Inc.	First Lien Term Loan	8.14%	SOFR	450	10/17/2031	USD	15,951,145	15,816,094	15,807,319	[1,3,4]
Vale Insurance Services LLC	First Lien Term Loan	8.85%	SOFR	500	12/1/2027	USD	21,620,968	21,404,758	21,620,968	[1,3,4]
Vale Insurance Services LLC	Revolver	0.50%			12/1/2027	USD	2,419,355	-	-	[1,2,3]
World Associates Holdings, LLC	Delayed Draw	8.73%	SOFR	500	4/3/2030	USD	19,860,706	14,038,123	13,942,927	[1,3,4,5]
World Associates Holdings, LLC	Revolver	0.50%			4/3/2030	USD	722,913	(2,664)	(6,518)	[1,2,3]
World Insurance Associates, LLC	Delayed Draw	8.73%	SOFR	500	4/3/2030	USD	1,263,687	858,336	852,250	[1,3,4,5,6]
World Insurance Associates, LLC	First Lien Term Loan	8.73%	SOFR	500	4/3/2030	USD	108,796,268	104,743,693	107,815,297	[1,3,4,6]
World Insurance Associates, LLC	Revolver	0.50%			4/3/2030	USD	92,265	(342)	(832)	[1,2,3,6]
Worldwide Insurance Network, LLC	Delayed Draw	9.41%	SOFR	568	5/28/2030	USD	197,638	197,638	197,143	[1,3,4,6]
Worldwide Insurance Network, LLC	Delayed Draw	9.54%	SOFR	581	5/28/2030	USD	266,702	169,471	170,227	[1,3,4,5]
Worldwide Insurance Network, LLC	First Lien Term Loan	9.44%	SOFR	570	5/28/2030	USD	246,810	246,810	246,190	[1,3,4,6]
								1,236,470,830	1,239,974,704
Materials — 1.7%
AG-Twin Brook Healthcare	First Lien Term Loan	10.24% PIK	SOFR	625	9/30/2026	USD	7,367,607	7,367,607	-	[1,3,4,6,7]
Alpine Acquisition Corp II	Delayed Draw	1.00%			1/14/2031	USD	444,576	(4,040)	(4,009)	[1,2,3]
Alpine Acquisition Corp II	First Lien Term Loan	8.64%	SOFR	500	1/14/2031	USD	4,442,800	4,442,800	4,402,741	[1,3,4]
Alpine Acquisition Corp II	First Lien Term Loan	8.89%	SOFR	525	1/14/2031	USD	5,926,944	5,926,944	5,873,503	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Alpine Acquisition Corp II	Revolver	0.50%			1/14/2031	USD	1,778,305	$(80,945)	$(16,034)	[1,2,3]
Americhem, Inc.	Delayed Draw	1.00%			3/1/2032	USD	5,274,098	(47,977)	(21,158)	[1,2,3,6]
Americhem, Inc.	First Lien Term Loan	8.14%	SOFR	450	3/1/2032	USD	7,991,911	7,923,286	7,959,850	[1,3,4,6]
Americhem, Inc.	Revolver	0.50%			3/1/2032	USD	3,735,819	(30,530)	(14,987)	[1,2,3,6]
AP Adhesives Holdings, LLC	Revolver	0.50%			4/11/2031	USD	687,824	(5,502)	(6,202)	[1,2,3,6]
AP Adhesives Holdings, LLC	Delayed Draw	1.00%			4/12/2032	USD	1,323,690	(12,118)	(11,935)	[1,2,3,6]
AP Adhesives Holdings, LLC	First Lien Term Loan	8.43%	SOFR	475	4/12/2032	USD	3,951,217	3,916,878	3,915,590	[1,3,4,6]
Aurora Plastics, LLC	Delayed Draw	1.00%			8/12/2030	USD	1,046,139	(9,315)	(4,197)	[1,2,3,6]
Aurora Plastics, LLC	First Lien Term Loan	8.47%	SOFR	475	8/12/2030	USD	4,416,129	4,380,032	4,398,413	[1,3,4,6]
BP Purchaser, LLC	First Lien Term Loan	11.43%	SOFR	750	12/10/2028	USD	13,256,588	13,142,319	10,389,188	[1,3,4]
Bulab Holdings, Inc.	Delayed Draw	1.00%			7/1/2032	USD	5,214,878	(48,670)	(47,020)	[1,2,3,6]
Bulab Holdings, Inc.	First Lien Term Loan	6.98%	EURIBOR	475	7/1/2032	EUR	3,644,384	4,224,481	4,126,513	[1,3,4,6,8]
Bulab Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	7/1/2032	USD	9,699,817	9,612,863	9,612,357	[1,3,4,6]
Bulab Holdings, Inc.	Revolver	0.50%			7/1/2032	USD	5,189,339	(44,877)	(46,790)	[1,2,3,6]
Capripack Debtco PLC	First Lien Term Loan	7.76%, 2.50% PIK	EURIBOR	575	11/23/2029	EUR	11,825,438	13,859,484	13,511,698	[1,3,4,7,8]
CFS Brands, LLC	Revolver	8.89%	SOFR	525	10/2/2029	USD	2,439,024	1,463,415	1,512,195	[1,3,4,5,6]
CFS Brands, LLC	First Lien Term Loan	8.89%	SOFR	525	10/2/2030	USD	17,178,171	16,932,604	17,178,171	[1,3,4,6]
Cold Chain Technologies, LLC	First Lien Term Loan	8.98%	SOFR	575	7/2/2027	USD	5,638,728	5,615,143	5,638,728	[1,3,4,6]
DCG Acquisition Corp.	Delayed Draw	1.00%			6/13/2031	USD	652,362	(1,382)	196	[1,2,3,6]
DCG Acquisition Corp.	Delayed Draw	8.73%	SOFR	500	6/13/2031	USD	8,381,022	6,349,052	6,413,636	[1,3,4,5,6]
DCG Acquisition Corp.	First Lien Term Loan	8.73%	SOFR	500	6/13/2031	USD	47,769,935	47,459,241	47,784,266	[1,3,4,6]
DCG Acquisition Corp.	Revolver	0.50%			6/13/2031	USD	2,333,696	(14,025)	-	[1,2,3,6]
DM Buyer (USA), Inc.	First Lien Term Loan	8.15%	SOFR	450	2/9/2033	USD	8,323,239	8,243,420	8,232,760	[1,3,4]
DM Buyer (USA), Inc.	Revolver	8.14%	SOFR	450	2/9/2033	USD	1,352,875	15,866	13,947	[1,3,4,5]
Fortis Solutions Group, LLC	Delayed Draw	9.23%	SOFR	550	10/15/2028	USD	2,033,945	2,030,309	2,030,203	[1,3,4]
Fortis Solutions Group, LLC	First Lien Term Loan	9.23%	SOFR	550	10/15/2028	USD	20,458,444	20,240,898	20,234,270	[1,3,4]
Fortis Solutions Group, LLC	Revolver	9.23%	SOFR	550	10/15/2028	USD	1,799,100	989,505	989,505	[1,3,4,5]
ID Label Holdings, Inc.	First Lien Term Loan	8.73%	SOFR	500	11/15/2030	USD	3,291,667	3,252,988	3,237,275	[1,3,4,6]
ID Label Holdings, Inc.	Revolver	0.50%			11/15/2030	USD	666,667	(7,331)	(11,016)	[1,2,3,6]
Indigo Buyer, Inc.	Delayed Draw	1.00%			5/23/2028	USD	5,958,087	(56,406)	(23,902)	[1,2,3]
Indigo Buyer, Inc.	Delayed Draw	8.98%	SOFR	525	5/23/2028	USD	18,429,225	15,686,392	15,765,293	[1,3,4,5]
Indigo Buyer, Inc.	First Lien Term Loan	8.91%	SOFR	525	5/23/2028	USD	17,399,250	17,224,784	17,163,102	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Indigo Buyer, Inc.	First Lien Term Loan	8.98%	SOFR	525	5/23/2028	USD	4,800,971	$4,759,535	$4,781,711	[1,3,4]
Indigo Buyer, Inc.	Revolver	0.50%			5/23/2028	USD	2,000,000	-	(27,145)	[1,2,3,6]
Kano Intermediate, Inc.	Delayed Draw	1.00%			12/17/2030	USD	2,558,923	(27,987)	(3,349)	[1,2,3,6]
Kano Intermediate, Inc.	Delayed Draw	8.23%	SOFR	450	12/17/2030	USD	2,557,883	386,962	411,437	[1,3,4,5,6]
Kano Intermediate, Inc.	First Lien Term Loan	8.23%	SOFR	450	12/17/2030	USD	18,521,481	18,337,304	18,497,238	[1,3,4,6]
Kano Intermediate, Inc.	Revolver	0.50%			12/17/2030	USD	1,279,461	(11,958)	(1,675)	[1,2,3,6]
Lubricant Engineers Holding Corp.	Delayed Draw	8.91%	SOFR	525	9/1/2029	USD	2,542,722	153,005	152,564	[1,3,4,5,6]
Lubricant Engineers Holding Corp.	Delayed Draw	8.98%	SOFR	525	9/1/2029	USD	773,301	767,064	765,568	[1,3,4,6]
Lubricant Engineers Holding Corp.	First Lien Term Loan	8.91%	SOFR	525	9/1/2029	USD	1,952,724	1,937,689	1,933,197	[1,3,4,6]
Lubricant Engineers Holding Corp.	Revolver	0.50%			9/1/2029	USD	266,943	(1,952)	(2,669)	[1,2,3,6]
NCP-MSI Buyer, Inc.	Delayed Draw	8.73%	SOFR	500	3/24/2031	USD	1,557,771	862,927	880,473	[1,3,4,5,6]
NCP-MSI Buyer, Inc.	First Lien Term Loan	8.73%	SOFR	500	3/24/2031	USD	2,940,969	2,910,367	2,940,969	[1,3,4,6]
NCP-MSI Buyer, Inc.	Revolver	7.49%	SOFR	375	3/24/2031	USD	1,002	606	617	[1,3,4,5,6]
Nelipak Holding Company	Delayed Draw	1.00%			3/26/2031	USD	149,862	(2,322)	(3,782)	[1,2,3,6]
Nelipak Holding Company	Delayed Draw	9.23%	SOFR	550	3/26/2031	USD	3,534,627	2,143,620	2,134,220	[1,3,4,5,6]
Nelipak Holding Company	First Lien Term Loan	7.79%	EURIBOR	550	3/26/2031	EUR	161,075	184,868	181,283	[1,3,4,6,8]
Nelipak Holding Company	First Lien Term Loan	9.23%	SOFR	550	3/26/2031	USD	1,540,561	1,522,791	1,517,452	[1,3,4,6]
Nelipak Holding Company	Revolver	0.50%			3/26/2031	USD	2,693,460	(28,470)	(40,885)	[1,2,3,6]
Nelipak Holding Company	First Lien Term Loan	9.23%	SOFR	550	11/18/2032	USD	241,905	240,205	238,276	[1,3,4,6]
New Star Metals Inc.	First Lien Term Loan	9.98%	SOFR	625	3/14/2030	USD	12,136,901	11,305,259	11,796,637	[1,3,4]
Oliver Packaging, LLC	First Lien Term Loan	9.88%, 4.25% PIK	SOFR	600	7/6/2028	USD	8,830,926	8,769,016	7,099,181	[1,3,4,7]
Oliver Packaging, LLC	Revolver	9.88%, 4.25% PIK	SOFR	600	7/6/2028	USD	1,278,027	382,967	135,185	[1,3,4,5,7]
Olympic Buyer, Inc.	First Lien Term Loan	7.99%	SOFR	435	6/30/2028	USD	25,367,702	25,185,295	22,404,755	[1,3,4]
Olympic Buyer, Inc.	Revolver	7.99%	SOFR	435	6/30/2028	USD	2,352,941	807,475	532,615	[1,3,4,5]
Optimum Group	First Lien Term Loan	7.94%	EURIBOR	595	6/16/2028	EUR	12,701,000	13,382,585	13,814,727	[1,3,4,8]
Plaskolite PPC Intermediate II LLC	Revolver	10.65%	SOFR	700	2/7/2030	USD	1,355,790	400,310	322,600	[1,4,5,6]
Plaskolite PPC Intermediate II LLC	First Lien Term Loan	10.65%	SOFR	700	5/9/2030	USD	18,325,204	17,835,054	18,028,872	[1,3,4,5,6]
PLZ Corp.	First Lien Term Loan	8.64%	SOFR	500	3/31/2032	USD	12,338,336	12,099,260	12,091,570	[1,3,4]
PLZ Corp.	First Lien Term Loan	8.64%	SOFR	500	3/31/2032	USD	31,860,902	31,238,585	31,223,684	[1,3,4,6]
PLZ Corp.	Revolver	0.50%			3/31/2032	USD	2,661,664	(51,054)	(53,233)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
PLZ Corp.	Revolver	0.50%			3/31/2032	USD	4,511,278	$(87,465)	$(90,226)	[1,2,3,6]
Precision Concepts Parent, Inc.	First Lien Term Loan	8.41%	SOFR	475	7/31/2032	USD	646,256	640,266	640,429	[1,3,4,6]
Precision Concepts Parent, Inc.	Revolver	0.50%			7/31/2032	USD	179,986	(1,625)	(1,623)	[1,2,3,6]
Precision Concepts Parent, Inc.	Delayed Draw	8.41%	SOFR	475	8/2/2032	USD	562,258	557,138	557,188	[1,3,4,6]
Precision Concepts Parent, Inc.	First Lien Term Loan	8.41%	SOFR	475	8/2/2032	USD	1,654,232	1,639,309	1,639,316	[1,3,4,6]
Precision Concepts Parent, Inc.	Revolver	8.41%	SOFR	475	8/2/2032	USD	305,905	86,905	86,828	[1,3,4,5,6]
Pregis TopCo LLC	Second Lien Term Loan	11.49%	SOFR	775	8/1/2029	USD	5,000,000	4,977,249	5,000,000	[1,3,4]
Reagent Chemical & Research, LLC	Revolver	0.50%			4/30/2030	USD	583,000	(7,523)	-	[1,2,3]
Reagent Chemical & Research, LLC	First Lien Term Loan	8.89%	SOFR	525	4/30/2031	USD	4,382,395	4,317,595	4,382,396	[1,3,4,6]
Rohrer Corporation	First Lien Term Loan	8.98%	SOFR	500	3/15/2027	USD	11,516,305	11,490,774	11,268,371	[1,3,4,6]
SePro Holdings, LLC	Delayed Draw	8.89%	SOFR	525	7/26/2030	USD	2,411,202	1,989,436	1,993,628	[1,3,4,5]
SePro Holdings, LLC	First Lien Term Loan	8.89%	SOFR	525	7/26/2030	USD	16,572,777	16,449,984	16,464,820	[1,3,4]
Sterilex LLC	First Lien Term Loan	8.64%	SOFR	500	9/19/2030	USD	646,284	639,253	646,284	[1,3,4,6]
Sterilex LLC	Revolver	7.39%	SOFR	375	9/19/2030	USD	1,000	556	567	[1,3,4,5,6]
STS Holding, Inc.	First Lien Term Loan	8.48%	SOFR	475	11/12/2030	USD	22,354,167	22,179,368	22,354,167	[1,3,4]
Tank Holding Corp.	First Lien Term Loan	9.49%	SOFR	575	3/31/2028	USD	30,661,350	30,438,619	28,331,088	[1,4]
Tank Holding Corp.	Revolver	0.50%			3/31/2028	USD	1,280,415	-	(114,992)	[1,2,3]
V Global Holdings LLC	Revolver	9.55%	SOFR	575	1/2/2029	USD	13,733,272	6,743,245	5,675,803	[1,3,4,5,6]
Vantage Specialty Chemicals, Inc.	Revolver	9.87%	SOFR	625	2/28/2029	USD	303,662	26,574	20,987	[1,3,4,5]
Vantage Specialty Chemicals, Inc.	First Lien Term Loan	10.48%, 2.75% PIK	SOFR	675	8/29/2029	USD	3,774,605	3,697,697	3,633,058	[1,3,4,7]
VIB Trade Receivables Designated Activity Company	Revolver	8.42%	SOFR	475	4/23/2029	USD	24,382,575	11,457,727	11,332,156	[1,3,4,5]
VIB Trade Receivables Designated Activity Company	Revolver	8.49%	SOFR	475	4/23/2029	EUR	9,818,055	9,694,228	11,016,610	[1,3,4,8]
Vybond Buyer, LLC	Delayed Draw	1.00%			2/3/2032	USD	5,257,009	(71,165)	(56,167)	[1,2,3]
Vybond Buyer, LLC	First Lien Term Loan	8.48%	SOFR	475	2/3/2032	USD	20,644,232	20,381,294	20,423,665	[1,3,4]
Vybond Buyer, LLC	Revolver	0.50%			2/3/2032	USD	3,942,757	(47,475)	(42,125)	[1,2,3]
W S Connelly Co, Inc.	Delayed Draw	8.98%	SOFR	525	5/24/2030	USD	1,084,298	993,543	1,007,223	[1,3,4,5,6]
								523,611,706	508,097,694
Media & Entertainment — 1.9%
AG-Twin Brook Communication Services	First Lien Term Loan	11.93%, 5.00% PIK	SOFR	800	9/30/2027	USD	27,160,133	27,100,221	16,690,948	[1,3,4,7]
Amplify Buyer, Inc.	First Lien Term Loan	8.48%	SOFR	475	9/17/2032	USD	17,955,000	17,872,395	17,838,039	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
ARC Media Holdings Limited	First Lien Term Loan	11.06%	SOFR	725	10/31/2027	USD	2,217,450	$2,187,268	$2,214,060	[1,3,4]
Aurelia Netherlands Midco 2 B.V.	First Lien Term Loan	6.95%	EURIBOR	475	5/29/2031	EUR	163,830,889	181,010,566	186,256,553	[1,3,4,8]
Benefit Street Technology	First Lien Term Loan	8.99%	SOFR	525	10/1/2027	USD	23,937,500	23,811,043	23,937,500	[1,3,4,6]
Benefit Street Technology	Revolver	9.01%	SOFR	525	10/1/2027	USD	2,666,666	933,334	933,333	[1,3,4,5,6]
Create Music Holdings, LLC	Delayed Draw	1.00%			2/25/2033	USD	85,228	(1,456)	(1,366)	[1,2,3,6]
Create Music Holdings, LLC	First Lien Term Loan	9.89%, 3.25% PIK	SOFR	625	2/25/2033	USD	142,046	139,646	139,770	[1,3,4,6,7]
Fever Labs, Inc.	Delayed Draw	1.00%			11/8/2028	USD	337,838	(2,727)	-	[1,2,3,6]
Fever Labs, Inc.	Delayed Draw	10.50%	PRIME		11/8/2028	USD	295,162	174,588	177,097	[1,3,4,5,6]
Fever Labs, Inc.	First Lien Term Loan	10.50%	PRIME		11/8/2028	USD	112,613	111,698	112,613	[1,3,4,6]
Fever Labs, Inc.	Revolver	11.00%	PRIME		11/8/2028	USD	470,094	466,309	470,094	[1,3,4,6]
Fever Labs, Inc.	Revolver	11.00%	PRIME		11/8/2028	USD	195,825	194,141	195,787	[1,3,4,5,6]
FuseFX, LLC	First Lien Term Loan	11.93%, 5.00% PIK	SOFR	800	9/30/2027	USD	13,491,703	13,482,879	8,291,171	[1,3,4,7]
Gator Plastic Intermediate Holdings, LLC	First Lien Term Loan	10.90%	SOFR	725	10/14/2027	USD	20,719,860	20,489,577	20,116,983	[1,3,4]
Gator Plastic Intermediate Holdings, LLC	Revolver	10.90%	SOFR	725	10/14/2027	USD	3,748,862	1,475,127	1,405,613	[1,3,4,5]
Global Music Rights	First Lien Term Loan	7.98%	SOFR	425	12/20/2031	USD	74,236,502	73,124,324	74,236,502	[1,3,4,6]
Global Music Rights	Revolver	7.88%	SOFR	425	12/20/2031	USD	8,013,497	3,172,452	3,287,273	[1,3,4,5,6]
HALO Buyer, Inc.	First Lien Term Loan	9.64%	SOFR	600	8/7/2029	USD	43,977,590	43,325,447	43,360,957	[1,3,4,6]
HALO Buyer, Inc.	Revolver	9.64%	SOFR	600	8/7/2029	USD	6,663,272	6,379,585	6,375,416	[1,3,4,5,6]
Iconic Purchaser Corporation	First Lien Term Loan	10.18% PIK	SOFR	650	11/16/2028	USD	13,924,646	13,924,646	9,970,046	[1,3,4,7]
Iconic Purchaser Corporation	Revolver	8.66%	SOFR	500	11/16/2028	USD	512,821	512,821	367,180	[1,3,4]
Igloo Group Parent, Inc.	First Lien Term Loan	8.73%	SOFR	500	12/23/2031	USD	49,687,500	48,975,228	48,980,629	[1,3,4]
Livebarn US, LLC	Delayed Draw	1.00%			3/23/2033	USD	608,375	(5,966)	(5,486)	[1,2,3,6]
Livebarn US, LLC	First Lien Term Loan	8.23%	SOFR	450	3/23/2033	USD	708,407	701,522	702,020	[1,3,4,6]
Livebarn US, LLC	Revolver	0.50%			3/23/2033	USD	166,548	(1,602)	(1,502)	[1,2,3,6]
Livebarn US, LLC	Revolver	6.81%	CORRA	450	3/23/2033	CAD	157,826	110,244	110,275	[1,3,4,6,8]
Mari Events Midco LLC	Delayed Draw	7.67%	SOFR	400	10/1/2032	USD	31,932	23,359	23,341	[1,3,4,5,6]
Mari Events Midco LLC	First Lien Term Loan	7.67%	SOFR	400	10/1/2032	USD	31,932	31,342	31,324	[1,3,4,6]
Mari Miami LLC	First Lien Term Loan	8.73%	SOFR	500	10/1/2032	USD	599,488	595,342	599,488	[1,3,4,6]
OneCare Media, LLC	First Lien Term Loan	8.24%	SOFR	450	12/31/2027	USD	8,425,712	8,416,226	2,359,200	[1,3,4]
Pitch Black Creative USA Corp.	Revolver	9.76%	SOFR	600	9/30/2027	USD	738,696	722,650	720,229	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Real Chemistry Intermediate III, Inc.	Delayed Draw	8.23%	SOFR	450	4/12/2032	USD	7,450,873	$4,958,754	$4,981,282	[1,3,4,5,6]
Real Chemistry Intermediate III, Inc.	First Lien Term Loan	8.23%	SOFR	450	4/12/2032	USD	16,764,466	16,691,601	16,726,559	[1,3,4,6]
Real Chemistry Intermediate III, Inc.	Revolver	0.50%			4/12/2032	USD	3,725,438	(15,481)	(8,424)	[1,2,3,6]
Shout! Factory, LLC	First Lien Term Loan	8.98%	SOFR	525	6/30/2031	USD	1,673,161	1,651,370	1,641,326	[1,3,4,6]
Shout! Factory, LLC	Revolver	8.98%	SOFR	525	6/30/2031	USD	209,251	75,899	74,488	[1,3,4,5,6]
SintecMedia NYC, Inc.	First Lien Term Loan	10.73%	SOFR	700	6/21/2029	USD	21,508,475	21,129,926	20,863,373	[1,3,4]
SintecMedia NYC, Inc.	Revolver	10.64%	SOFR	700	6/21/2029	USD	2,118,644	1,588,983	1,586,618	[1,3,4,5]
Stats Intermediate Holdings, LLC	First Lien Term Loan	9.17%	SOFR	525	7/10/2026	USD	3,660,223	3,457,067	3,580,829	[1,4]
TA TT Buyer, LLC	First Lien Term Loan	8.48%	SOFR	475	4/1/2029	USD	23,831,640	23,643,325	22,803,901	[1,4]
Tinuiti Inc.	Delayed Draw	9.58%, 3.13% PIK	SOFR	575	12/10/2026	USD	5,131,365	5,085,976	4,776,911	[1,3,4,7]
Tinuiti Inc.	First Lien Term Loan	9.58%, 3.13% PIK	SOFR	575	12/10/2026	USD	3,562,371	3,529,992	3,316,296	[1,3,4,7]
Zephyr Buyer, L.P.	First Lien Term Loan	8.39%	SOFR	475	1/31/2031	USD	41,392,749	41,046,420	41,454,881	[1,3,4]
Zephyr Buyer, L.P.	Revolver	0.50%			1/31/2031	USD	3,000,000	(23,928)	-	[1,2,3]
								612,272,133	591,693,127
Pharmaceuticals, Biotechnology & Life Sciences — 2.2%
AG-Twin Brook Healthcare	First Lien Term Loan	10.74%	SOFR	675	9/22/2026	USD	24,187,500	24,166,638	11,068,146	[1,3,4,6]
Alcami Corporation	Delayed Draw	9.24%	SOFR	550	12/21/2028	USD	1,630,521	1,569,539	1,614,215	[1,3,4]
Alcami Corporation	First Lien Term Loan	9.32%	SOFR	550	12/21/2028	USD	22,152,153	21,714,554	21,930,631	[1,3,4]
Alcami Corporation	Revolver	0.50%			12/21/2028	USD	3,052,838	-	(30,528)	[1,2,3]
Alcami Corporation	Delayed Draw	9.24%	SOFR	550	12/21/2029	USD	4,870,250	4,823,476	4,821,547	[1,3,4,6]
Alcami Corporation	Delayed Draw	9.32%	SOFR	550	12/21/2029	USD	14,240	14,103	14,098	[1,3,4,6]
Alcami Corporation	First Lien Term Loan	9.32%	SOFR	550	12/21/2029	USD	193,466	191,608	191,531	[1,3,4]
Alcami Corporation	Revolver	0.50%			12/21/2029	USD	364,925	(3,475)	(3,649)	[1,2,3,6]
Alcami Corporation	Revolver	9.32%	SOFR	550	12/21/2029	USD	33,517	10,154	10,139	[1,3,4,5,6]
Alcresta Therapeutics, Inc.	Delayed Draw	8.95%	SOFR	525	3/12/2031	USD	779,273	290,887	290,828	[1,3,4,5,6]
Alcresta Therapeutics, Inc.	First Lien Term Loan	8.92%	SOFR	525	3/12/2031	USD	715,704	709,152	709,251	[1,3,4,6]
Alcresta Therapeutics, Inc.	Revolver	8.92%	SOFR	525	3/12/2031	USD	102,472	33,238	33,233	[1,3,4,5,6]
Bamboo US Bidco LLC	Delayed Draw	8.91%	SOFR	525	9/29/2030	USD	8,346,995	8,278,642	8,346,995	[1,3,4,6]
Bamboo US BidCo LLC	Delayed Draw	8.91%	SOFR	525	9/29/2030	USD	3,440,106	3,338,125	3,440,106	[1,3,4,6]
Bamboo US BidCo LLC	First Lien Term Loan	7.40%	EURIBOR	525	9/29/2030	EUR	6,218,184	6,449,286	7,104,872	[1,3,4,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Bamboo US Bidco LLC	First Lien Term Loan	8.91%	SOFR	525	9/29/2030	USD	12,470,743	$12,221,833	$12,470,743	[1,3,4,6]
Bamboo US BidCo LLC	First Lien Term Loan	8.91%	SOFR	525	9/29/2030	USD	9,994,174	9,795,406	9,994,174	[1,3,4]
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	1.00%			12/22/2031	USD	9,000,000	(82,212)	(36,105)	[1,2,3,6]
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	9.10%	SOFR	525	12/22/2031	USD	3,325,314	2,626,614	2,641,548	[1,3,4,5,6]
Bridge Consumer Healthcare Intermediate LLC	Revolver	0.50%			12/22/2031	USD	1,340,853	(10,588)	(5,379)	[1,2,3,6]
Calcium Bidco Limited	Delayed Draw	1.00%			2/28/2032	USD	9,375,000	(127,641)	37,611	[1,2,3]
Calcium Bidco Limited	First Lien Term Loan	8.64%	SOFR	500	2/28/2032	USD	38,000,000	37,562,226	38,152,449	[1,3,4]
Cambrex Corporation	Delayed Draw	8.39%	SOFR	475	3/8/2032	USD	1,049,562	1,040,206	1,049,562	[1,3,4,6]
Cambrex Corporation	First Lien Term Loan	8.39%	SOFR	475	3/8/2032	USD	7,014,489	6,954,462	7,014,489	[1,3,4,6]
Cambrex Corporation	Revolver	8.37%	SOFR	475	3/8/2032	USD	918,366	281,114	288,629	[1,3,4,5,6]
CoreRX, Inc.	First Lien Term Loan	10.98%	SOFR	725	12/17/2030	USD	536,165	526,304	525,964	[1,3,4,6]
CoreRX, Inc.	Revolver	7.73%	SOFR	400	12/17/2030	USD	1,000	607	606	[1,3,4,5,6]
Creek Parent, Inc.	First Lien Term Loan	8.64%	SOFR	500	12/18/2031	USD	31,351,778	30,893,382	30,881,501	[1,3,4,6]
Creek Parent, Inc.	Revolver	0.50%			12/18/2031	USD	4,809,819	(47,586)	(72,147)	[1,2,3,6]
Emmes Blocker, Inc.	Delayed Draw	9.41%, 3.25% PIK	SOFR	575	7/7/2028	USD	16,863,134	16,534,784	16,795,485	[1,3,4,6,7]
Emmes Blocker, Inc.	First Lien Term Loan	9.41%, 3.25% PIK	SOFR	575	7/7/2028	USD	8,278,787	8,212,612	8,245,575	[1,3,4,7]
Financière N SAS	Delayed Draw	7.04%	EURIBOR	475	5/7/2032	EUR	34,821,429	16,309,180	16,756,032	[1,3,4,5,8]
Financière N SAS	Delayed Draw	8.48%	SOFR	475	5/7/2032	USD	23,071,428	22,868,968	22,879,569	[1,3,4]
Fortis Life Sciences, LLC	First Lien Term Loan	10.25%, 3.25% PIK	PRIME	125	9/17/2027	USD	18,259,495	18,060,828	5,843,039	[1,3,4,7]
Fortis Life Sciences, LLC	Revolver	10.25%, 3.25% PIK	PRIME	125	9/17/2027	USD	2,460,947	2,454,860	787,503	[1,3,4,7]
Gula Buyer Inc.	First Lien Term Loan	8.13%	SOFR	450	10/25/2031	USD	22,826,589	22,593,282	22,735,017	[1,3,4,6]
Life Science Intermediate Holdings, LLC	Delayed Draw	8.18%	EURIBOR	600	6/10/2027	EUR	5,810,973	6,052,580	6,380,343	[1,3,4,8]
Life Science Intermediate Holdings, LLC	Delayed Draw	9.73%	SONIA	600	6/10/2027	GBP	7,243,680	8,450,262	9,233,108	[1,3,4,8]
Life Science Intermediate Holdings, LLC	Delayed Draw	9.76%	SOFR	610	6/10/2027	USD	26,872,973	22,700,477	22,003,681	[1,3,4,5]
Life Science Intermediate Holdings, LLC	First Lien Term Loan	9.76%	SOFR	610	6/10/2027	USD	2,782,445	2,752,234	2,673,801	[1,3,4]
Life Science Intermediate Holdings, LLC	Revolver	9.76%	SOFR	610	6/10/2027	USD	1,806,360	1,781,160	1,722,280	[1,3,4,5]
Moderna, Inc	Delayed Draw	1.00%			11/24/2030	USD	5,399,999	(126,990)	(67,500)	[1,2,3,6]
Moderna, Inc	First Lien Term Loan	9.23%	SOFR	550	11/24/2030	USD	3,600,001	3,551,134	3,546,001	[1,3,4,6]
Namsa Holdco, LLC	Delayed Draw	1.00%			3/9/2033	USD	548,659	(5,369)	(4,947)	[1,2,3,6]
Namsa Holdco, LLC	First Lien Term Loan	8.38%	SOFR	475	3/9/2033	USD	3,950,341	3,912,091	3,914,722	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Namsa Holdco, LLC	Revolver	6.88%	SOFR	325	3/9/2033	USD	1,000	$590	$591	[1,3,4,5,6]
NS and Associates LLC	First Lien Term Loan	8.67%	SOFR	500	8/6/2030	USD	6,125,254	6,046,866	5,987,018	[1,3,4]
NS and Associates LLC	Revolver	10.75%	PRIME	400	8/6/2030	USD	2,310,773	1,396,599	1,372,827	[1,3,4,5]
Packaging Coordinators Midco, Inc.	Delayed Draw	1.00%			1/22/2032	USD	3,979,186	(80,574)	(29,844)	[1,2,3,6]
Packaging Coordinators Midco, Inc.	Delayed Draw	8.66%	SOFR	500	1/22/2032	USD	381,493	303,780	300,131	[1,3,4,5,6]
Packaging Coordinators Midco, Inc.	Delayed Draw	8.39%	SONIA	500	1/22/2032	GBP	1,721,992	2,268,850	2,266,982	[1,3,4,6,8]
Packaging Coordinators Midco, Inc.	Delayed Draw	8.66%	SOFR	500	1/22/2032	USD	17,761,528	3,090,815	3,314,660	[1,3,4,5,6]
Packaging Coordinators Midco, Inc.	Delayed Draw	8.90%	SONIA	500	1/22/2032	GBP	7,859,637	10,342,100	10,347,114	[1,3,4,8]
Packaging Coordinators Midco, Inc.	First Lien Term Loan	8.66%	SOFR	500	1/22/2032	USD	127,957,129	126,591,377	126,997,451	[1,3,4,6]
Packaging Coordinators Midco, Inc.	Revolver	0.50%			1/22/2032	USD	2,104,377	-	(15,783)	[1,2,3,6]
Packaging Coordinators Midco, Inc.	Revolver	8.64%	SOFR	500	1/22/2032	USD	9,366,571	75,428	23,842	[1,3,4,5]
Packaging Coordinators Midco, Inc.	Delayed Draw	1.00%			7/11/2032	USD	23,456,150	(214,846)	(175,921)	[1,2,3]
Packaging Coordinators Midco, Inc.	Delayed Draw	8.66%	SOFR	500	7/11/2032	USD	413,232	340,162	337,063	[1,3,4,5]
Packaging Coordinators Midco, Inc.	Delayed Draw	8.73%	SONIA	500	7/11/2032	GBP	78,584	104,610	103,456	[1,3,4,8]
Packaging Coordinators Midco, Inc.	First Lien Term Loan	8.66%	SOFR	500	7/11/2032	USD	15,105,398	15,034,468	14,992,107	[1,3,4]
Packaging Coordinators Midco, Inc.	Revolver	0.50%			7/11/2032	USD	7,258,879	(58,818)	(54,442)	[1,2,3]
PAI Financing Merger Sub LLC	First Lien Term Loan	8.48%	SOFR	475	2/13/2032	USD	16,396,875	16,182,390	16,097,682	[1,3,4]
PAI Financing Merger Sub LLC	Revolver	8.48%	SOFR	475	2/13/2032	USD	2,625,000	215,773	199,602	[1,3,4,5]
PAS Parent, Inc.	Revolver	0.50%			12/30/2027	USD	37,500	(269)	(316)	[1,2,3]
PAS Parent, Inc.	Delayed Draw	1.00%			12/30/2028	USD	416,769	(3,677)	(3,508)	[1,2,3]
PAS Parent, Inc.	First Lien Term Loan	8.14%	SOFR	450	12/30/2028	USD	469,991	466,307	466,036	[1,3,4]
PAS Parent, Inc.	Revolver	0.50%			8/18/2031	USD	51,476	(442)	(433)	[1,2,3]
PAS Parent, Inc.	Delayed Draw	1.00%			8/18/2032	USD	85,021	(799)	(716)	[1,2,3]
Pharmalogic Holdings Corp.	Delayed Draw	8.64%	SOFR	500	6/21/2030	USD	8,825,126	6,088,901	6,173,611	[1,3,4,5]
Pharmalogic Holdings Corp.	First Lien Term Loan	8.64%	SOFR	500	6/21/2030	USD	25,703,787	25,563,785	25,664,996	[1,3,4]
RQM Buyer, Inc.	Delayed Draw	11.24%, 4.75% PIK	SOFR	725	8/12/2029	USD	4,668,549	4,668,549	1,420,468	[1,3,4,7]
RQM Buyer, Inc.	First Lien Term Loan	11.24%, 4.75% PIK	SOFR	725	8/12/2029	USD	28,730,049	28,632,145	8,741,500	[1,3,4,7]
Specialty Pharma III Inc.	First Lien Term Loan	8.48%	SOFR	475	12/23/2032	USD	25,848,775	25,726,471	25,615,707	[1,3,4]
Specialty Pharma III Inc.	Revolver	8.41%	SOFR	475	12/23/2032	USD	3,335,326	401,435	386,843	[1,3,4,5]
Stark International Lux	Revolver	0.50%			5/13/2032	EUR	3,557,082	(45,312)	(121,479)	[1,2,3,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Stark International Lux	Delayed Draw	7.23%	EURIBOR	500	8/13/2032	EUR	6,013,004	$6,925,899	$6,799,546	[1,3,4,8]
Stark International Lux	Delayed Draw	8.67%	SOFR	500	8/13/2032	USD	18,083,568	17,878,102	17,896,984	[1,3,4]
TerSera Therapeutics LLC	First Lien Term Loan	9.42%	SOFR	575	4/4/2029	USD	4,493,125	4,461,763	4,493,125	[1,3,4]
TerSera Therapeutics LLC	First Lien Term Loan	8.67%	SOFR	500	4/4/2030	USD	34,915,879	34,592,698	34,915,879	[1,3,4,6]
TerSera Therapeutics LLC	Revolver	0.50%			4/4/2030	USD	673,463	(6,141)	-	[1,2,3,6]
TerSera Therapeutics, LLC	First Lien Term Loan	9.42%	SOFR	575	4/4/2029	USD	6,794,373	6,691,068	6,794,373	[1,3,4]
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	572,940	(15,955)	-	[1,2,3]
Thunder Buyer, Inc.	Delayed Draw	8.43%	SOFR	475	10/17/2030	USD	2,952,452	264,184	255,123	[1,3,4,5,6]
Thunder Buyer, Inc.	First Lien Term Loan	8.48%	SOFR	475	10/17/2030	USD	6,590,830	6,513,937	6,486,056	[1,3,4,6]
Thunder Buyer, Inc.	Revolver	8.48%	SOFR	475	10/17/2030	USD	1,575,013	514,253	506,529	[1,3,4,5,6]
Xeris Pharmaceuticals, Inc.	Delayed Draw	10.68%	SOFR	695	3/5/2029	USD	8,333,333	8,000,000	8,370,833	[1,3,4,6]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	10.68%	SOFR	695	3/5/2029	USD	16,666,667	16,207,433	16,741,667	[1,3,4,6]
								704,486,052	659,596,129
Real Estate Management & Development — 0.5%
Associations, Inc.	Delayed Draw	1.00%			7/2/2028	USD	836,632	(4,143)	(4,183)	[1,2,3]
Associations, Inc.	Delayed Draw	10.42%	SOFR	650	7/2/2028	USD	11,058,335	9,144,576	9,106,722	[1,3,4,5]
Associations, Inc.	Delayed Draw	10.42%	SOFR	650	7/2/2028	USD	205,769	108,514	108,514	[1,3,4,5]
Associations, Inc.	First Lien Term Loan	10.15%	SOFR	650	7/2/2028	USD	557,755	554,990	554,966	[1,3,4]
Associations, Inc.	First Lien Term Loan	10.42%	SOFR	650	7/2/2028	USD	4,598,138	4,591,222	4,575,147	[1,3,4]
Associations, Inc.	Revolver	10.42%	SOFR	650	7/2/2028	USD	2,305,720	575,871	564,902	[1,3,4,5]
Beta Finco BV	Delayed Draw	6.65%	EURIBOR	450	11/14/2032	EUR	14,835,165	5,062,486	4,736,461	[1,3,4,5,8]
Beta Finco BV	First Lien Term Loan	6.74%	EURIBOR	450	11/14/2032	EUR	11,868,132	13,630,167	13,365,928	[1,3,4,8]
Castle Management Borrower LLC	Delayed Draw	1.00%			11/3/2029	USD	2,500,000	(46,420)	(2,335)	[1,2,3]
Castle Management Borrower LLC	First Lien Term Loan	9.23%	SOFR	550	11/3/2029	USD	9,755,102	9,560,889	9,745,989	[1,3,4]
Castle Management Borrower LLC	Revolver	9.15%	SOFR	550	11/3/2029	USD	1,250,000	660,860	673,833	[1,3,4,5]
Chirisa Volo LLC	Delayed Draw	9.64%	SOFR	600	12/4/2027	USD	27,432,700	27,301,876	27,213,238	[1,3,4]
COP Village Green Acquisitions, Inc.	Delayed Draw	8.48%	SOFR	475	9/26/2030	USD	2,067,963	1,131,506	1,153,285	[1,3,4,5,6]
COP Village Green Acquisitions, Inc.	First Lien Term Loan	8.48%	SOFR	475	9/26/2030	USD	6,445,738	6,384,287	6,445,738	[1,3,4,6]
COP Village Green Acquisitions, Inc.	Revolver	0.50%			9/26/2030	USD	1,247,289	(11,077)	-	[1,2,3,6]
InhabitIQ, Inc.	Delayed Draw	1.00%			1/10/2032	USD	3,661,255	(16,495)	5,951	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
InhabitIQ, Inc.	First Lien Term Loan	8.12%	SOFR	450	1/10/2032	USD	644,321	$641,606	$645,368	[1,3,4,6]
InhabitIQ, Inc.	Revolver	0.50%			1/10/2032	USD	2,288,284	(9,153)	(7,684)	[1,2,3,6]
Metropolis Technologies, Inc.	First Lien Term Loan	8.92%	SOFR	525	11/3/2030	USD	997,500	986,396	984,992	[1,3,4]
Odevo AB	Delayed Draw	1.00%			12/31/2030	EUR	1,472,726	(16,014)	(44,402)	[1,2,3,6,8]
Odevo AB	Delayed Draw	8.48%	SONIA	475	12/31/2030	GBP	177,201	239,091	235,046	[1,3,4,6,8]
Royal Property Company	First Lien Term Loan	8.89%	SOFR	525	2/2/2029	USD	19,450,000	19,203,351	19,450,000	[1,3,4]
Sako and Partners Lower Holdings LLC	Delayed Draw	8.14%	SOFR	450	9/15/2028	USD	3,518,849	3,475,951	3,487,121	[1,3,4]
Sako and Partners Lower Holdings LLC	First Lien Term Loan	8.14%	SOFR	450	9/15/2028	USD	37,752,721	37,549,408	37,412,321	[1,3,4]
Sako and Partners Lower Holdings LLC	Revolver	0.50%			9/15/2028	USD	6,862,450	(47,581)	(61,875)	[1,2,3]
Summit Management Partners Intermediate, LLC	Delayed Draw	8.73%	SOFR	500	10/1/2031	USD	2,298,038	1,484,668	1,476,489	[1,3,4,5]
Summit Management Partners Intermediate, LLC	First Lien Term Loan	8.73%	SOFR	500	10/1/2031	USD	4,081,406	4,026,032	4,020,184	[1,3,4]
Summit Management Partners Intermediate, LLC	Revolver	0.50%			10/1/2031	USD	459,556	(6,050)	(6,893)	[1,2,3]
Titan Home Improvement, LLC	Delayed Draw	1.00%			5/31/2030	USD	101,163	(1,731)	(132)	[1,2,3,6]
Titan Home Improvement, LLC	First Lien Term Loan	8.42%	SOFR	475	5/31/2030	USD	531,442	525,578	530,746	[1,3,4,6]
Titan Home Improvement, LLC	Revolver	0.50%			5/31/2030	USD	84,303	(866)	(110)	[1,2,3,6]
								146,679,795	146,365,327
Software & Services — 20.8%
1236904 B.C. Ltd.	First Lien Term Loan	9.23%	SOFR	592	3/4/2027	USD	710,315	706,546	703,910	[1,3,4,9]
AC Blackpoint Acquisition, Inc.	Delayed Draw	8.66%	SOFR	500	12/31/2030	USD	2,956,521	1,129,942	1,162,898	[1,3,4,5,6]
AC Blackpoint Acquisition, Inc.	Delayed Draw	8.73%	SOFR	500	12/31/2030	USD	3,910,197	3,870,186	3,910,197	[1,3,4,6]
AC Blackpoint Acquisition, Inc.	First Lien Term Loan	8.73%	SOFR	500	12/31/2030	USD	6,325,725	6,262,289	6,325,725	[1,3,4,6]
AC Blackpoint Acquisition, Inc.	Revolver	0.50%			12/31/2030	USD	985,507	(9,283)	-	[1,2,3,6]
Accelya Lux Finco S.A.R.L.	First Lien Term Loan	8.98%	SOFR	525	10/3/2032	USD	1,496,250	1,468,484	1,464,932	[1,3,4]
Accommodations Plus Technologies LLC	First Lien Term Loan	8.95%	SOFR	525	5/29/2032	USD	1,790,699	1,765,456	1,790,699	[1,3,4,6]
Accommodations Plus Technologies LLC	Revolver	0.50%			5/29/2032	USD	161,745	(2,232)	-	[1,2,3,6]
Acquia, Inc.	First Lien Term Loan	9.88%	SOFR	600	10/30/2026	USD	2,031,627	1,943,991	2,023,477	[1,3,4]
Acquia, Inc.	First Lien Term Loan	9.90%	SOFR	600	10/30/2026	USD	3,174,201	3,165,332	3,161,467	[1,3,4]
Acquia, Inc.	Revolver	9.90%	SOFR	600	10/30/2026	USD	302,938	302,872	301,722	[1,3,4]
Acumatica Holdings, Inc.	First Lien Term Loan	8.23%	SOFR	450	7/28/2032	USD	54,750,000	54,256,017	54,749,581	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Acumatica Holdings, Inc.	Revolver	0.50%			7/28/2032	USD	12,080,000	$(105,140)	$(93)	[1,2,3]
Adonis Bidco Inc.	Revolver	0.50%			11/25/2031	USD	722,989	(11,635)	(13,756)	[1,2,3,6]
Adonis Bidco Inc.	Delayed Draw	9.23%	SOFR	550	2/25/2032	USD	1,907,145	798,814	796,755	[1,3,4,5,6]
Adonis Bidco Inc.	First Lien Term Loan	9.48%, 2.88% PIK	SOFR	575	2/25/2032	USD	6,535,424	6,376,221	6,361,354	[1,3,4,5,6,7]
Afiniti, Inc.	Delayed Draw	1.00%			12/3/2027	USD	356,218	-	-	[1,2,3]
Afiniti, Inc.	Delayed Draw	11.50%, 3.50% PIK		750	12/3/2027	USD	342,042	342,042	342,042	[1,3,7]
Afiniti, Inc.	Second Lien Term Loan	16.00% PIK		1600	12/3/2031	USD	14,046,339	13,906,082	11,963,108	[1,3,7]
Afiniti, Inc.	First Lien Term Loan	11.50%, 3.50% PIK		750	12/3/2037	USD	10,524,367	10,452,697	10,482,147	[1,3,7]
AIDC Intermediate Co2, LLC	First Lien Term Loan	9.14%	SOFR	550	7/22/2027	USD	48,712,500	48,482,171	48,572,588	[1,3,4]
Ainavda Bidco AB	First Lien Term Loan	6.99%	STIBOR	500	3/31/2028	SEK	8,224,466	912,119	770,374	[1,4,8]
Ainavda Bidco AB	First Lien Term Loan	8.73%	SONIA	500	3/31/2028	GBP	3,012,314	4,078,365	3,629,031	[1,4,8]
Alegeus Technologies Holdings Corporation	First Lien Term Loan	10.16%	SOFR	650	11/5/2029	USD	33,600,000	32,966,995	32,982,151	[1,3,4]
Alta Buyer, LLC	First Lien Term Loan	8.23%	SOFR	450	2/18/2033	USD	17,363,289	17,237,250	17,245,796	[1,3,4,6]
Alta Buyer, LLC	Revolver	0.50%			2/18/2033	USD	1,884,321	(13,525)	(12,751)	[1,2,3,6]
Anaplan, Inc.	First Lien Term Loan	8.17%	SOFR	450	6/21/2029	USD	24,626,250	24,503,119	24,096,071	[1,3,4]
Anthracite Buyer, INC.	First Lien Term Loan	8.18%	SOFR	450	12/3/2032	USD	8,000,000	7,962,450	7,967,907	[1,3,4]
Anthracite Buyer, INC.	Revolver	0.50%			12/3/2032	USD	2,000,000	(9,191)	(8,023)	[1,2,3]
Appfire Technologies, LLC	Delayed Draw	8.48%	SOFR	475	3/9/2028	USD	8,935,712	4,088,752	4,134,212	[1,3,4,5]
Appfire Technologies, LLC	First Lien Term Loan	8.48%	SOFR	475	3/9/2028	USD	23,919,601	23,824,793	23,919,601	[1,3,4]
Appfire Technologies, LLC	Revolver	0.50%			3/9/2028	USD	980,000	-	-	[1,2,3]
Apple Bidco Holdings, Inc.	Delayed Draw	1.00%			1/22/2033	USD	9,240,639	(44,770)	(268,315)	[1,2,3,6]
Apple Bidco Holdings, Inc.	First Lien Term Loan	8.23%	SOFR	450	1/22/2033	USD	30,890,134	30,431,230	29,993,194	[1,3,4,6]
Apple Bidco Holdings, Inc.	Revolver	8.23%	SOFR	450	1/22/2033	USD	4,087,273	1,479,442	1,379,987	[1,3,4,5,6]
Apryse Software Corp.	First Lien Term Loan	8.24%	SOFR	450	6/26/2032	USD	121,806,122	120,720,879	121,011,924	[1,3,4]
Apryse Software Corp.	Revolver	8.24%	SOFR	450	6/26/2032	USD	10,193,877	5,893,014	5,913,942	[1,3,4,5]
Aptean, Inc.	Delayed Draw	8.42%	SOFR	475	1/30/2031	USD	18,146,598	3,438,122	3,358,851	[1,3,4,5,6]
Aptean, Inc.	First Lien Term Loan	8.42%	SOFR	475	1/30/2031	USD	129,613,056	128,817,772	128,444,388	[1,3,4]
Aptean, Inc.	Revolver	0.50%			1/30/2031	USD	160,831	-	(1,450)	[1,2,3]
Aptean, Inc.	Revolver	8.42%	SOFR	475	1/30/2031	USD	8,588,193	2,304,986	2,278,789	[1,3,4,5,6]
Archduke Buyer, Inc.	First Lien Term Loan	9.16%	SOFR	550	12/3/2032	USD	9,445,541	9,355,080	9,335,484	[1,3,4]
Archduke Buyer, Inc.	Revolver	0.50%			12/3/2032	USD	684,459	(6,441)	(7,975)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Arnhem Bidco GMBH	Delayed Draw	6.79%	EURIBOR	450	9/18/2031	EUR	85,566	$25,624	$22,913	[1,3,4,5,8]
Arnhem Bidco GMBH	First Lien Term Loan	6.79%	EURIBOR	450	9/18/2031	EUR	376,491	440,557	426,477	[1,3,4,8]
Arrow Borrower 2025, Inc.	First Lien Term Loan	7.98%	SOFR	425	10/15/2032	USD	27,324,623	27,198,301	27,078,248	[1,3,4,6]
Arrow Borrower 2025, Inc.	Revolver	0.50%			10/15/2032	USD	3,884,892	(17,488)	(35,028)	[1,2,3,6]
Articulate Global, LLC	First Lien Term Loan	7.73%	SOFR	400	10/25/2032	USD	7,365,106	7,330,826	7,280,267	[1,3,4,6]
Articulate Global, LLC	Revolver	0.50%			10/25/2032	USD	1,988,356	(9,033)	(22,904)	[1,2,3,6]
ASG II, LLC	Delayed Draw	10.06%	SOFR	625	5/25/2028	USD	4,608,696	4,516,522	4,608,696	[1,3,4]
ASG II, LLC	First Lien Term Loan	10.06%	SOFR	625	5/25/2028	USD	30,724,638	30,482,421	30,724,638	[1,3,4]
Auctane, Inc.	First Lien Term Loan	9.52%	SOFR	585	6/1/2033	USD	69,000,000	67,973,279	67,965,000	[1,3,4,6]
AuditBoard, Inc.	Delayed Draw	8.23%	SOFR	450	7/12/2031	USD	1,500,000	1,487,499	1,478,968	[1,3,4]
AuditBoard, Inc.	First Lien Term Loan	8.23%	SOFR	450	7/12/2031	USD	106,578,571	105,838,606	105,084,174	[1,3,4]
AuditBoard, Inc.	Revolver	0.50%			7/12/2031	USD	600,000	(4,369)	(8,413)	[1,2,3]
Auvesy-MDT Holdings	First Lien Term Loan	7.68%	Euribor	550	6/2/2033	EUR	25,000,000	28,564,315	28,136,426	[1,3,4,8]
Azurite Intermediate	Delayed Draw	9.64%	SOFR	600	3/26/2031	USD	3,118,000	3,081,902	3,099,506	[1,3,4]
Azurite Intermediate	First Lien Term Loan	9.64%	SOFR	600	3/26/2031	USD	1,372,000	1,356,253	1,363,862	[1,3,4]
Azurite Intermediate	Revolver	0.50%			3/26/2031	USD	499,000	(5,192)	(2,960)	[1,2,3]
Azurite Intermediate Holdings, Inc.	Delayed Draw	9.64%	SOFR	600	3/19/2031	USD	3,659,722	3,618,080	3,638,015	[1,3,4]
Azurite Intermediate Holdings, Inc.	First Lien Term Loan	9.64%	SOFR	600	3/19/2031	USD	1,610,278	1,592,154	1,600,727	[1,3,4]
Azurite Intermediate Holdings, Inc.	Revolver	0.50%			3/19/2031	USD	585,556	(5,967)	(3,473)	[1,2,3]
Badge 21 Midco Holdings LLC	Delayed Draw	1.00%			6/30/2032	USD	7,036,536	(90,777)	(133,694)	[1,2,3]
Badge 21 Midco Holdings LLC	First Lien Term Loan	8.23%	SOFR	450	6/30/2032	USD	29,944,320	29,634,704	29,375,379	[1,3,4]
Badge 21 Midco Holdings LLC	Revolver	8.23%	SOFR	450	6/30/2032	USD	2,777,778	(28,086)	(52,778)	[1,3,4,5]
Badge 21 Midco Holdings LLC	Revolver	10.25%	PRIME	350	6/30/2032	USD	896,588	451,511	442,260	[1,3,4,5]
Banyan Software Holdings, LLC	Delayed Draw	9.14%	SOFR	550	1/2/2031	USD	4,165,941	4,131,328	4,165,941	[1,3,4,6]
Banyan Software Holdings, LLC	First Lien Term Loan	9.14%	SOFR	550	1/2/2031	USD	4,294,764	4,260,370	4,294,764	[1,3,4,6]
Banyan Software Holdings, LLC	Revolver	9.14%	SOFR	550	1/2/2031	USD	463,531	211,577	215,078	[1,3,4,5,6]
Bigtime Software, Inc.	First Lien Term Loan	9.91%	SOFR	625	6/30/2028	USD	23,317,241	22,979,249	22,931,946	[1,3,4]
Bigtime Software, Inc.	Revolver	10.17%	SOFR	650	6/30/2028	USD	2,327,586	879,828	892,573	[1,3,4,5]
BlueCat Networks (USA) Inc.	First Lien Term Loan	9.16%	SOFR	550	8/8/2028	USD	5,293,887	5,245,918	5,206,411	[1,3,4,6]
Bluefin Holding, LLC	First Lien Term Loan	7.91%	SOFR	425	9/12/2029	USD	45,653,846	45,126,067	46,035,101	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Bluefin Holding, LLC	Revolver	0.50%			9/12/2029	USD	3,958,758	$(1,690)	$(11,370)	[1,2,3]
Bluesight, Inc.	First Lien Term Loan	9.23%	SOFR	550	7/17/2029	USD	40,994,000	40,456,411	40,692,691	[1,3,4]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	3,700,000	(61,266)	(27,195)	[1,2,3]
Bonterra LLC	Delayed Draw	8.48%	SOFR	475	3/5/2032	USD	10,175,628	10,132,036	10,006,467	[1,3,4,6]
Bonterra LLC	First Lien Term Loan	8.48%	SOFR	475	3/5/2032	USD	88,464,795	88,147,351	86,994,143	[1,3,4,6]
Bonterra LLC	Revolver	8.48%	SOFR	475	3/5/2032	USD	10,175,628	2,727,854	2,604,687	[1,3,4,5,6]
Bonterra LLC	Delayed Draw	8.48%	SOFR	475	10/8/2032	USD	82,039,648	41,063,798	40,476,382	[1,3,4,5]
Bottomline Technologies, Inc.	First Lien Term Loan	8.23%	SOFR	450	5/13/2028	USD	9,774,148	9,684,114	9,774,148	[1,3,4]
Bottomline Technologies, Inc.	Revolver	0.50%			5/13/2028	USD	1,008,195	-	-	[1,2,3,6]
Bottomline Technologies, Inc.	First Lien Term Loan	8.23%	SOFR	450	5/13/2029	USD	11,244,285	11,176,649	11,244,285	[1,3,4,6]
Bridgepointe Technologies, LLC	Delayed Draw	8.39%	SOFR	475	4/17/2033	USD	5,863,886	407,072	406,389	[1,3,4,5]
Bridgepointe Technologies, LLC	Delayed Draw	8.48%	SOFR	475	4/17/2033	USD	3,136,114	958,344	945,210	[1,3,4,5,6]
Bridgepointe Technologies, LLC	First Lien Term Loan	8.48%	SOFR	475	4/17/2033	USD	23,000,000	22,796,402	22,770,000	[1,3,4,6]
Bridgepointe Technologies, LLC	Revolver	0.50%			4/17/2033	USD	3,000,000	(29,292)	(30,000)	[1,2,3,6]
BSP- FL Holdings, Inc.	Delayed Draw	1.00%			12/9/2030	USD	3,540,230	(38,640)	(14,202)	[1,2,3,6]
BSP- FL Holdings, Inc.	First Lien Term Loan	8.48%	SOFR	475	12/9/2030	USD	7,865,948	7,788,055	7,834,393	[1,3,4,6]
BSP- FL Holdings, Inc.	Revolver	8.48%	SOFR	475	12/9/2030	USD	1,327,587	341,707	348,697	[1,3,4,5,6]
Bullhorn, Inc.	Delayed Draw	7.21%	EURIBOR	500	9/30/2026	EUR	31,802,375	34,671,888	36,232,898	[1,3,4,8]
Bullhorn, Inc.	Delayed Draw	8.64%	SOFR	500	10/1/2029	USD	34,644,737	31,870,764	31,889,967	[1,3,4,5]
Bullhorn, Inc.	First Lien Term Loan	7.21%	EURIBOR	500	10/1/2029	EUR	26,369,400	28,594,093	30,043,032	[1,3,4,8]
Bullhorn, Inc.	First Lien Term Loan	8.73%	SONIA	500	10/1/2029	GBP	22,772,829	28,483,570	30,119,937	[1,3,4,8]
Bullhorn, Inc.	Revolver	8.64%	SOFR	500	10/1/2029	USD	2,105,263	274,283	274,655	[1,3,4,5]
By Light Professional IT Services LLC	First Lien Term Loan	9.14%	SOFR	550	7/15/2031	USD	24,305,282	24,141,708	24,426,808	[1,3,4]
By Light Professional IT Services LLC	Revolver	9.15%	SOFR	550	7/15/2031	USD	1,760,564	869,131	880,282	[1,3,4,5]
CB Buyer, Inc.	Delayed Draw	8.98%	SOFR	525	7/1/2031	USD	2,707,931	2,685,406	2,685,122	[1,3,4]
CB Buyer, Inc.	First Lien Term Loan	8.98%	SOFR	525	7/1/2031	USD	25,709,249	25,492,849	25,492,706	[1,3,4,6]
CB Buyer, Inc.	Revolver	8.99%	SOFR	525	7/1/2031	USD	1,579,000	136,024	134,074	[1,3,4,5]
CEB Acquisitionco, LLC	First Lien Term Loan	9.25%	SOFR	550	12/21/2027	USD	4,893,750	4,850,473	4,758,283	[1,3,4]
CF Newco, Inc.	First Lien Term Loan	9.67%	SOFR	600	12/10/2029	USD	7,872,654	7,532,113	7,884,339	[1,3,4]
CF Newco, Inc.	Revolver	9.67%	SOFR	600	12/10/2029	USD	1,122,127	382,620	413,266	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Chase Intermediate, LLC	Delayed Draw	8.41%	SOFR	475	10/30/2028	USD	18,236,190	$3,705,325	$3,802,027	[1,3,4,5]
Chase Intermediate, LLC	Delayed Draw	8.41%	SOFR	475	8/31/2030	USD	40,377,594	39,524,202	40,261,621	[1,3,4]
Chase Intermediate, LLC	Revolver	8.48%	SOFR	475	8/31/2030	USD	2,250,000	850,000	835,442	[1,3,4,5]
Cleo Communications Holding, LLC	First Lien Term Loan	9.24%	SOFR	550	6/7/2027	USD	12,602,800	12,476,772	12,602,800	[1,3,4]
Cleo Communications Holding, LLC	Revolver	0.50%			6/7/2027	USD	2,140,000	(21,400)	-	[1,2,3]
Computer Services, Inc.	Delayed Draw	8.23%	SOFR	450	11/15/2031	USD	2,102,662	736,630	722,137	[1,3,4,5,6]
Computer Services, Inc.	First Lien Term Loan	8.23%	SOFR	450	11/15/2031	USD	6,821,547	6,806,457	6,742,287	[1,3,4,6]
Concord Global Acquisition, LLC	Delayed Draw	8.23%	SOFR	450	12/27/2031	USD	3,560,861	1,250,407	1,249,803	[1,3,4,5,6]
Concord Global Acquisition, LLC	First Lien Term Loan	8.23%	SOFR	450	12/27/2031	USD	8,189,980	8,121,194	8,116,134	[1,3,4,6]
Concord Global Acquisition, LLC	Revolver	0.50%			12/27/2031	USD	1,424,344	(11,314)	(12,843)	[1,2,3,6]
Conservice Midco, LLC	First Lien Term Loan	8.23%	SOFR	450	2/25/2033	USD	14,208,821	14,140,048	14,189,776	[1,3,4,6]
Conservice Midco, LLC	Revolver	0.50%			2/25/2033	USD	1,935,053	(9,260)	(2,594)	[1,2,3,6]
Cority Software Inc.	First Lien Term Loan	8.16%	SOFR	450	10/31/2032	USD	2,954,489	2,940,753	2,868,701	[1,3,4,6]
Cority Software Inc.	Revolver	0.50%			10/31/2032	USD	608,370	(2,755)	(17,665)	[1,2,3,6]
Coupa Holdings, LLC	Delayed Draw	8.90%	SOFR	525	2/27/2029	USD	1,851,039	1,851,039	1,847,754	[1,3,4]
Coupa Holdings, LLC	Revolver	8.90%	SOFR	525	2/27/2029	USD	2,378,044	1,585,363	1,581,142	[1,3,4,5]
Coupa Holdings, LLC	Delayed Draw	8.90%	SOFR	525	2/27/2030	USD	1,331,215	1,321,231	1,328,852	[1,3,4]
Coupa Holdings, LLC	First Lien Term Loan	8.91%	SOFR	525	2/27/2030	USD	33,768,524	33,524,333	33,708,589	[1,3,4]
Crewline Buyer, Inc.	First Lien Term Loan	10.41%	SOFR	675	11/8/2030	USD	46,850,277	46,015,816	45,724,395	[1,3,4]
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	4,722,499	(74,259)	(113,489)	[1,2,3]
Cyber U.S. Bidco LLC	Delayed Draw	1.00%			12/30/2032	USD	1,992,308	(19,444)	(32,921)	[1,2,3]
Cyber U.S. Bidco LLC	First Lien Term Loan	8.73%	SOFR	500	12/30/2032	USD	10,135,367	10,039,275	9,967,890	[1,3,4]
Cyber U.S. Bidco LLC	Revolver	0.50%			12/30/2032	USD	478,154	(4,445)	(7,901)	[1,2,3]
Dante Midco B.V.	Delayed Draw	7.35%	EURIBOR	475	1/15/2033	EUR	4,029,851	867,192	799,929	[1,3,4,5,8]
Dante Midco B.V.	First Lien Term Loan	7.35%	EURIBOR	475	1/15/2033	EUR	22,970,149	26,267,700	25,877,596	[1,3,4,8]
Databricks, Inc.	Delayed Draw	1.00%			1/3/2031	USD	10,559,659	(52,781)	(15,839)	[1,2,3]
Databricks, Inc.	First Lien Term Loan	8.11%	SOFR	450	1/3/2031	USD	22,985,086	22,892,077	22,950,608	[1,3,4]
Databricks, Inc.	Delayed Draw	1.00%			1/5/2032	USD	9,418,290	(23,160)	(14,127)	[1,2,3,6]
Datacor, Inc.	Delayed Draw	1.00%			3/11/2030	USD	18,115,942	(87,168)	(85,645)	[1,2,3,6]
Datacor, Inc.	First Lien Term Loan	10.14%, 2.00% PIK	SOFR	650	3/11/2030	USD	6,895,544	6,852,505	6,851,449	[1,3,4,6,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
DCert Buyer, Inc.	Second Lien Term Loan	10.64%	SOFR	700	2/24/2029	USD	12,500,000	$12,468,769	$10,519,562	[1,4]
Delta Bidco GMBH Facility B	First Lien Term Loan	6.65%	EURIBOR	450	12/3/2035	EUR	58,800,000	67,864,371	65,391,711	[1,3,4,8]
Denali Bidco Ltd.	Delayed Draw	1.00%			9/5/2031	GBP	2,782,931	1,708,301	1,540,836	[1,2,3,8]
Denali Bidco Ltd.	First Lien Term Loan	7.04%	EURIBOR	475	9/5/2031	EUR	7,029,128	9,503,020	7,814,498	[1,3,4,8]
Denali Bidco Ltd.	First Lien Term Loan	8.48%	SONIA	475	9/5/2031	GBP	5,343,228	7,223,948	6,901,708	[1,3,4,8]
Diamondback Acquisition, Inc.	Delayed Draw	1.00%			9/24/2032	USD	22,063,405	(96,656)	(99,286)	[1,2,3,6]
Diamondback Acquisition, Inc.	First Lien Term Loan	8.15%	SOFR	450	9/24/2032	USD	57,934,394	57,804,355	57,673,690	[1,3,4,6]
Diamondback Acquisition, Inc.	Revolver	8.15%	SOFR	450	9/24/2032	USD	14,708,937	4,541,145	4,535,885	[1,3,4,5,6]
DigiCert, Inc.	First Lien Term Loan	8.39%	SOFR	475	7/30/2030	USD	4,244,482	4,190,138	4,163,724	[1,3,4,6]
DigiCert, Inc.	Revolver	0.50%			7/30/2030	USD	426,943	(5,245)	(8,123)	[1,2,3,6]
Diligent Corporation	Delayed Draw	1.00%			8/4/2030	USD	157,002	(779)	(2,170)	[1,2,3]
Diligent Corporation	First Lien Term Loan	12.09%, 3.42% PIK	SOFR	842	8/4/2030	USD	18,241,356	18,098,067	17,989,236	[1,3,4,7]
Diligent Corporation	Revolver	8.67%	SOFR	500	8/4/2030	USD	1,763,442	687,796	672,186	[1,3,4,5]
Discovery Buyer, L.P.	Delayed Draw	8.65%	SOFR	500	2/6/2032	USD	27,385,137	17,085,210	16,724,715	[1,3,4,5]
Discovery Buyer, L.P.	First Lien Term Loan	8.65%	SOFR	500	2/6/2032	USD	47,567,073	47,163,527	46,519,194	[1,3,4]
Discovery Buyer, L.P.	Revolver	0.50%			2/6/2032	USD	6,750,000	(54,236)	(148,699)	[1,2,3]
Doxim, Inc.	First Lien Term Loan	10.12%	SOFR	650	11/30/2027	USD	3,296,916	3,274,540	3,296,916	[1,3,4,6]
Doxim, Inc.	Revolver	0.50%			11/30/2027	USD	256,250	(1,661)	-	[1,2,3,6]
DT Intermediate Holdco	Revolver	9.75%	PRIME	300	2/22/2030	USD	476,168	39,976	32,656	[1,3,4,5,6]
DT1 Midco Corp.	Revolver	0.50%			12/30/2031	USD	1,090,453	(8,665)	(15,290)	[1,2,3,6]
Eagan Parent, Inc.	Delayed Draw	1.00%			9/8/2032	USD	4,323,870	(20,448)	(60,627)	[1,2,3,6]
Eagan Parent, Inc.	First Lien Term Loan	7.90%	SOFR	425	9/8/2032	USD	4,795,481	4,773,480	4,728,240	[1,3,4,6]
Eagan Parent, Inc.	Revolver	0.50%			9/8/2032	USD	2,306,064	(10,282)	(32,335)	[1,2,3,6]
Easypark Strategy AB	First Lien Term Loan	7.35%	EURIBOR	475	6/12/2028	EUR	22,056,275	25,559,320	24,795,944	[1,3,4,8]
Easypark Strategy AB	Delayed Draw	8.55%	SONIA	475	12/19/2030	GBP	16,121,461	19,961,610	21,040,034	[1,3,4,8]
Easypark Strategy AB	First Lien Term Loan	7.35%	EURIBOR	475	12/19/2030	EUR	41,519,532	42,876,422	46,676,785	[1,3,4,8]
Easypark Strategy AB	First Lien Term Loan	8.60%	SOFR	475	12/19/2030	USD	25,320,696	25,021,933	24,917,865	[1,3,4]
Easypark Strategy AB	First Lien Term Loan	9.58%	NIBOR	475	12/19/2030	NOK	130,136,830	11,371,757	12,939,087	[1,3,4,8]
Eclipse Buyer, Inc.	Delayed Draw	1.00%			9/6/2031	USD	9,475,332	(82,748)	(17,145)	[1,2,3,6]
Eclipse Buyer, Inc.	First Lien Term Loan	8.15%	SOFR	450	9/6/2031	USD	44,573,367	44,216,948	44,492,713	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Eclipse Buyer, Inc.	Revolver	0.50%			9/6/2031	USD	3,948,420	$(29,398)	$(7,144)	[1,2,3,6]
Edition Holdings, Inc.	Delayed Draw	8.14%	SOFR	450	12/20/2032	USD	6,165,141	2,517,225	2,522,752	[1,3,4,5,6]
Edition Holdings, Inc.	First Lien Term Loan	8.14%	SOFR	450	12/20/2032	USD	30,577,844	30,370,919	30,494,967	[1,3,4,6]
Edition Holdings, Inc.	Revolver	8.15%	SOFR	450	12/20/2032	USD	1,507,447	50,559	51,746	[1,3,4,5,6]
Edmunds GovTech, Inc.	Delayed Draw	8.48%	SOFR	475	2/26/2031	USD	10,670,726	10,498,576	10,670,726	[1,3,4]
Edmunds GovTech, Inc.	First Lien Term Loan	8.48%	SOFR	475	2/26/2031	USD	9,146,428	9,011,507	9,146,428	[1,3,4]
Einstein Parent, Inc.	First Lien Term Loan	8.91%	SOFR	525	1/22/2031	USD	50,717,939	49,894,642	49,752,953	[1,3,4,6]
Einstein Parent, Inc.	Revolver	0.50%			1/22/2031	USD	5,258,561	(80,376)	(100,052)	[1,2,3,6]
Elemica, Inc.	First Lien Term Loan	8.48%	SOFR	475	2/6/2032	USD	3,410,505	3,378,132	3,345,615	[1,3,4,6]
Elemica, Inc.	Revolver	8.40%	SOFR	475	2/6/2032	USD	715,872	33,081	26,150	[1,3,4,5,6]
Emburse, Inc.	Delayed Draw	1.00%			5/28/2032	USD	5,822,368	(22,621)	2,095	[1,2,3,6]
Emburse, Inc.	First Lien Term Loan	7.98%	SOFR	425	5/28/2032	USD	10,500,000	10,476,885	10,493,854	[1,3,4]
Emburse, Inc.	Revolver	0.50%			5/28/2032	USD	5,822,368	(20,822)	(3,408)	[1,2,3,6]
Emergence Mobility Technologies, Inc.	Delayed Draw	12.18%, 3.50% PIK	SOFR	850	12/18/2030	USD	3,965,274	1,014,159	917,266	[1,3,4,5,7]
Emergence Mobility Technologies, Inc.	First Lien Term Loan	12.18%, 3.50% PIK	SOFR	850	12/18/2030	USD	6,045,006	5,908,067	5,754,845	[1,3,4,7]
Emergence Mobility Technologies, Inc.	Revolver	0.50%			12/18/2030	USD	515,000	(11,527)	(24,720)	[1,2,3]
Enverus Holdings, Inc.	Delayed Draw	1.00%			12/22/2029	USD	22,198	(264)	(60)	[1,2,3]
Enverus Holdings, Inc.	Revolver	9.14%	SOFR	550	12/22/2029	USD	204,729	6,921	8,157	[1,3,4,5]
Enverus Holdings, Inc.	Delayed Draw	1.00%			12/18/2032	USD	33,543,814	(121,165)	(90,914)	[1,2,3,6]
Enverus Holdings, Inc.	Delayed Draw	8.14%	SOFR	450	12/18/2032	USD	10,964,837	10,925,617	10,935,119	[1,3,4,6]
Enverus Holdings, Inc.	First Lien Term Loan	8.14%	SOFR	450	12/18/2032	USD	149,597,673	148,808,170	148,931,684	[1,3,4,5,6]
Enverus Holdings, Inc.	Revolver	0.50%			12/18/2032	USD	3,349,876	(11,640)	(9,079)	[1,2,3]
Enverus Holdings, Inc.	Revolver	8.14%	SOFR	450	12/18/2032	USD	10,504,520	476,696	484,655	[1,3,4,5,6]
ESG Investments, Inc.	Revolver	0.50%			9/11/2027	USD	2,142,857	(5,357)	(14,500)	[1,2,3]
ESG Investments, Inc.	Delayed Draw	8.48%	SOFR	475	3/11/2028	USD	7,875,670	5,293,214	5,331,305	[1,3,4,5]
ESG Investments, Inc.	First Lien Term Loan	8.48%	SOFR	475	3/11/2028	USD	15,253,892	15,066,393	15,150,672	[1,3,4,6]
ESG Investments, Inc.	First Lien Term Loan	8.48%	SOFR	475	3/11/2029	USD	979,552	972,843	972,923	[1,3,4,6]
ESHA Intermediate, LLC	Delayed Draw	1.00%			12/22/2032	USD	5,181,347	(49,876)	(119,503)	[1,2,3]
ESHA Intermediate, LLC	First Lien Term Loan	7.93%	SOFR	450	12/22/2032	USD	26,735,751	26,482,936	26,119,116	[1,3,4]
ESHA Intermediate, LLC	Revolver	0.50%			12/22/2032	USD	3,730,570	(34,568)	(86,042)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Espressor Bidco Inc.	Delayed Draw	9.48%	SOFR	575	3/25/2032	USD	1,483,517	$1,343,980	$1,352,686	[1,3,4,5]
Espressor Bidco Inc.	First Lien Term Loan	9.48%	SOFR	575	3/25/2032	USD	5,531,763	5,461,526	5,481,090	[1,3,4]
Espressor Bidco Inc.	Revolver	0.50%			3/25/2032	USD	659,341	(8,209)	(6,040)	[1,2,3]
Everbridge Holdings, LLC	Delayed Draw	8.68%	SOFR	500	7/2/2031	USD	5,528,334	2,129,898	2,150,556	[1,3,4,5]
Everbridge Holdings, LLC	First Lien Term Loan	8.68%	SOFR	500	7/2/2031	USD	36,263,194	36,190,713	36,263,194	[1,3,4]
Everbridge Holdings, LLC	Revolver	0.50%			7/2/2031	USD	2,222,222	(6,713)	-	[1,2,3]
Evergreen Services Group II, LLC	Delayed Draw	8.48%	SOFR	475	6/15/2029	USD	23,956,272	3,811,867	3,785,498	[1,3,4,5]
Exterro LLC	Delayed Draw	1.00%			6/1/2027	USD	6,057,692	(19,846)	(39,460)	[1,2,3,6]
Exterro LLC	First Lien Term Loan	9.41%	SOFR	575	6/1/2027	USD	18,847,596	18,777,489	18,630,489	[1,3,4,6]
F&M Buyer LLC	Delayed Draw	1.00%			3/18/2032	USD	7,164,179	(65,439)	(64,596)	[1,2,3,6]
F&M Buyer LLC	First Lien Term Loan	8.23%	SOFR	450	3/18/2032	USD	8,992,537	8,914,621	8,911,455	[1,3,4,6]
F&M Buyer LLC	Revolver	0.50%			3/18/2032	USD	3,134,328	(25,928)	(28,261)	[1,2,3,6]
F12 Canada Acquisition INC.	Delayed Draw	6.53%	CORRA	425	12/12/2031	CAD	6,050,000	568,266	402,001	[1,3,4,5,8]
F12 Canada Acquisition INC.	First Lien Term Loan	6.53%	CORRA	425	12/12/2031	CAD	7,350,000	5,289,082	5,085,639	[1,3,4,8]
F12 Canada Acquisition INC.	Revolver	0.50%			12/12/2031	CAD	2,500,000	(16,518)	(85,996)	[1,2,3,8]
Flexera LLC	First Lien Term Loan	8.40%	SOFR	475	8/15/2032	USD	38,442,552	38,111,753	38,250,339	[1,3,4,6]
Flexera Software LLC	First Lien Term Loan	6.71%	EURIBOR	450	8/15/2032	EUR	29,863,648	34,765,779	33,951,474	[1,3,4,6,8]
Flexera Software LLC	First Lien Term Loan	8.40%	SOFR	475	8/15/2032	USD	82,866,864	82,658,712	82,452,530	[1,3,4,6]
Flexera Software LLC	Revolver	0.50%			8/15/2032	USD	6,038,593	(13,224)	(30,193)	[1,2,3,6]
Fourth Enterprises LLC	Delayed Draw	1.00%			3/21/2031	USD	4,833,284	(38,674)	(91,961)	[1,2,3,6]
Fourth Enterprises LLC	First Lien Term Loan	8.14%	SOFR	450	3/21/2031	USD	24,794,747	24,587,592	24,322,989	[1,3,4,6]
Fourth Enterprises LLC	Revolver	0.50%			3/21/2031	USD	2,229,738	(17,813)	(42,424)	[1,2,3,6]
FQ Buyer, Inc.	Delayed Draw	1.00%			9/30/2032	USD	7,274,709	(68,851)	(35,303)	[1,2,3]
FQ Buyer, Inc.	First Lien Term Loan	8.23%	SOFR	450	9/30/2032	USD	21,162,791	20,967,983	20,959,565	[1,3,4]
FQ Buyer, Inc.	Revolver	0.50%			9/30/2032	USD	3,645,833	(32,622)	(35,011)	[1,2,3]
Frankel UK Bidco Limited	First Lien Term Loan	10.47%	SONIA	650	4/29/2032	GBP	17,000,000	22,462,132	22,098,422	[1,3,4,8]
Frankel UK Bidco Limited	First Lien Term Loan	10.47%	SONIA	650	4/29/2032	GBP	2,500,000	3,303,255	3,249,768	[1,3,4,8]
Fullsteam Operations LLC	Delayed Draw	1.00%			8/8/2031	USD	21,464,023	(184,955)	(60,180)	[1,2,3,6]
Fullsteam Operations LLC	First Lien Term Loan	8.90%	SOFR	525	8/8/2031	USD	52,392,070	51,955,022	52,029,918	[1,3,4,6]
Fullsteam Operations LLC	Revolver	8.83%	SOFR	525	8/8/2031	USD	6,490,848	2,381,361	2,391,924	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Gainsight, Inc.	First Lien Term Loan	9.48% PIK	SOFR	550	7/30/2027	USD	27,155,061	$27,072,299	$27,155,061	[1,3,4,7]
Gainsight, Inc.	Revolver	0.50%			7/30/2027	USD	2,816,332	-	-	[1,2,3]
Gainsight, Inc.	First Lien Term Loan	9.48%	SOFR	550	4/1/2031	USD	4,748,625	4,728,737	4,739,596	[1,3,4]
GHP-VGS Purchaser LLC	Delayed Draw	1.00%			4/30/2032	USD	846,845	(7,783)	-	[1,2,3,6]
GHP-VGS Purchaser LLC	First Lien Term Loan	8.41%	SOFR	475	4/30/2032	USD	1,812,249	1,796,392	1,812,249	[1,3,4,6]
GHP-VGS Purchaser LLC	Revolver	8.23%	SOFR	450	4/30/2032	USD	261,058	32,625	34,808	[1,3,4,5,6]
Gigamon, Inc.	First Lien Term Loan	9.58%	SOFR	575	3/9/2029	USD	11,341	11,202	11,303	[1,3,4]
Goose Borrower LP	First Lien Term Loan	8.48%	SOFR	475	3/2/2033	USD	6,158,088	6,098,511	6,098,176	[1,3,4,6]
Goose Borrower LP	Revolver	0.50%			3/2/2033	USD	1,250,560	(11,951)	(12,167)	[1,2,3,6]
GovBrands Intermediate, Inc.	Delayed Draw	9.13%	SOFR	525	8/4/2027	USD	1,199,773	1,194,843	1,185,712	[1,3,4]
GovBrands Intermediate, Inc.	First Lien Term Loan	9.13%	SOFR	525	8/4/2027	USD	6,277,832	6,215,054	6,204,260	[1,3,4]
GovBrands Intermediate, Inc.	Revolver	0.50%			8/4/2027	USD	671,545	-	(7,870)	[1,2,3]
GovDelivery Holdings, LLC	Delayed Draw	8.91%, 2.00% PIK	SOFR	525	1/17/2030	USD	9,127,660	7,868,037	7,933,660	[1,3,4,5,7]
GovDelivery Holdings, LLC	Delayed Draw	8.91%, 2.00% PIK	SOFR	525	1/17/2031	USD	16,726,993	16,603,440	16,726,993	[1,3,4,6,7]
GovDelivery Holdings, LLC	First Lien Term Loan	9.16%, 2.00% PIK	SOFR	550	1/17/2031	USD	65,649,513	65,189,175	65,649,513	[1,3,4,6,7]
GovDelivery Holdings, LLC	Revolver	10.75%	PRIME	400	1/17/2031	USD	5,962,638	179,088	218,033	[1,3,4,5]
GovDelivery Holdings, LLC	Revolver	10.75%	PRIME	400	1/17/2031	USD	6,018,142	2,105,838	2,145,045	[1,3,4,5,6]
GS Acquisitionco, Inc.	Delayed Draw	8.98%	SOFR	525	5/25/2028	USD	879,805	509,110	486,259	[1,3,4,5]
GS Acquisitionco, Inc.	First Lien Term Loan	8.98%	SOFR	525	5/25/2028	USD	45,688,682	45,592,285	44,362,044	[1,3,4]
GS Acquisitionco, Inc.	Revolver	0.50%			5/25/2028	USD	690,589	-	(20,052)	[1,2,3]
GS Acquisitionco, Inc.	Revolver	8.98%	SOFR	525	5/25/2028	USD	1,050,000	823,708	795,538	[1,3,4,5]
GS Acquisitionco, Inc.	Delayed Draw	1.00%			5/28/2028	USD	5,900,000	(24,056)	(171,315)	[1,2,3]
GT Silver Merger Sub	Delayed Draw	1.00%			6/27/2033	USD	809,997	(4,045)	(4,050)	[1,2,3,6]
GT Silver Merger Sub	First Lien Term Loan	8.24%	SOFR	450	6/27/2033	USD	4,373,982	4,352,149	4,352,112	[1,3,4,6]
GT Silver Merger Sub	Revolver	0.50%			6/27/2033	USD	926,294	(4,621)	(4,631)	[1,2,3,6]
GuidePoint Security Holdings, LLC	First Lien Term Loan	8.64%	SOFR	500	10/2/2029	USD	656,969	651,396	656,969	[1,3,4,6]
GuidePoint Security Holdings, LLC	Revolver	8.65%	SOFR	500	10/2/2029	USD	178,320	34,200	35,664	[1,3,4,5,6]
Help Systems Holdings, Inc.	First Lien Term Loan	9.77%	SOFR	600	11/19/2026	USD	6,770,026	6,719,306	5,176,260	[1,4]
Help Systems Holdings, Inc.	Second Lien Term Loan	12.74%, 9.00% PIK	SOFR	900	5/19/2029	USD	10,732,165	10,732,184	5,097,778	[1,4,7]
Higher Logic, LLC	First Lien Term Loan	8.95%	SOFR	525	1/10/2029	USD	8,327,049	8,269,796	8,327,049	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Higher Logic, LLC	Revolver	0.50%			1/10/2029	USD	700,930	$(4,523)	$-	[1,2,3,6]
Homecare Software Solutions LLC	Delayed Draw	8.89%, 2.93% PIK	SOFR	525	6/14/2031	USD	192,591	191,552	191,929	[1,3,4,7]
Homecare Software Solutions LLC	First Lien Term Loan	8.89%, 2.93% PIK	SOFR	525	6/14/2031	USD	739,412	735,316	736,869	[1,3,4,7]
Hyland Software, Inc.	Revolver	0.50%			9/19/2029	USD	2,283,637	(33,983)	-	[1,2,3,6]
Hyland Software, Inc.	First Lien Term Loan	8.39%	SOFR	475	9/19/2030	USD	46,663,461	45,963,510	46,663,461	[1,3,4]
Hyphen Solutions, LLC	Delayed Draw	1.00%			8/6/2032	USD	4,361,186	(20,473)	(28,410)	[1,2,3,6]
Hyphen Solutions, LLC	First Lien Term Loan	8.14%	SOFR	450	8/6/2032	USD	23,491,528	23,385,209	23,338,502	[1,3,4,6]
Hyphen Solutions, LLC	Revolver	0.50%			8/6/2032	USD	2,616,712	(11,477)	(17,046)	[1,2,3,6]
iCIMS, Inc.	First Lien Term Loan	9.92%	SOFR	625	8/18/2028	USD	10,000,000	9,922,356	9,934,859	[1,3,4]
iCIMS, Inc.	First Lien Term Loan	9.42% PIK	SOFR	575	8/18/2028	USD	21,515,977	21,364,950	21,375,820	[1,3,4,7]
iCIMS, Inc.	Revolver	9.41%	SOFR	575	8/18/2028	USD	1,777,142	609,524	597,947	[1,3,4,5]
INTEL 471, Inc.	Delayed Draw	1.00%			9/27/2028	USD	9,687,500	(110,089)	(160,077)	[1,2,3]
INTEL 471, Inc.	First Lien Term Loan	8.91%	SOFR	525	9/27/2028	USD	5,812,500	5,763,081	5,716,454	[1,3,4]
Invicti Intermediate 2, LLC	Revolver	0.50%			11/16/2027	USD	1,090,909	(21,818)	(18,026)	[1,2,3,6]
IQN Holding Corp.	Revolver	8.98%	SOFR	525	5/2/2028	USD	577,540	346,524	346,524	[1,3,4,5]
IQN Holding Corp.	First Lien Term Loan	6.36%	SOFR	262	5/2/2029	USD	7,312,679	7,241,483	7,239,715	[1,3,4]
Ivanti Software, Inc.	First Lien Term Loan	9.41%	SOFR	575	6/1/2029	USD	951,624	914,673	924,265	[1,4]
Jams Buyer LLC	Revolver	0.50%			6/2/2031	USD	319,668	(3,948)	-	[1,2,3,6]
Jams Buyer LLC	Delayed Draw	1.00%			6/2/2032	USD	572,052	(7,941)	-	[1,2,3,6]
Jams Buyer LLC	First Lien Term Loan	8.73%	SOFR	500	6/2/2032	USD	1,821,415	1,797,217	1,821,415	[1,3,4,6]
Jawbreaker Parent, Inc.	Delayed Draw	1.00%			1/30/2033	USD	14,955,041	(145,076)	(169,345)	[1,2,3]
Jawbreaker Parent, Inc.	Delayed Draw	8.48%	SOFR	475	1/30/2033	USD	37,088,502	36,555,506	36,483,332	[1,3,4]
Jawbreaker Parent, Inc.	First Lien Term Loan	8.48%	SOFR	475	1/30/2033	USD	77,566,812	76,824,645	76,688,478	[1,3,4]
Jawbreaker Parent, Inc.	Revolver	0.50%			1/30/2033	USD	14,955,041	(140,767)	(169,345)	[1,2,3]
Jeppesen Holdings, LLC	First Lien Term Loan	8.41%	SOFR	475	8/31/2032	USD	71,302,817	71,052,964	70,411,532	[1,3,4]
Jeppesen Holdings, LLC	Revolver	0.50%			8/31/2032	USD	3,697,183	(12,630)	(46,215)	[1,2,3]
Jeppesen Holdings, LLC	First Lien Term Loan	8.41%	SOFR	475	10/31/2032	USD	109,502,895	108,968,096	108,134,109	[1,3,4,6]
Jeppesen Holdings, LLC	Revolver	0.50%			10/31/2032	USD	5,434,997	(25,893)	(67,938)	[1,2,3,6]
Kairos Bidco Limited	Delayed Draw	8.48%	SOFR	475	7/21/2032	USD	12,500,000	12,387,441	12,359,388	[1,3,4]
Kairos Bidco Limited	Revolver	8.48%	SOFR	475	7/21/2032	USD	1,500,000	136,937	133,127	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
KANT Bidco Ltd.	Delayed Draw	1.00%			12/29/2032	GBP	8,567,073	$5,138,689	$5,048,165	[1,2,3,6,8]
KANT Bidco Ltd.	First Lien Term Loan	8.49%	SONIA	450	12/29/2032	GBP	16,534,451	22,170,096	21,848,068	[1,3,4,6,8]
KANT Bidco Ltd.	Revolver	0.50%			12/29/2032	GBP	5,399,391	3,238,654	3,136,325	[1,2,3,6,8]
Khoros, LLC	First Lien Term Loan	10.00%	PRIME		5/23/2030	USD	1,889,438	1,889,438	1,617,074	[1,3,4]
KPA Parent Holdings, Inc.	Delayed Draw	8.14%	SOFR	450	3/12/2032	USD	2,540,025	167,830	168,108	[1,3,4,5,6]
KPA Parent Holdings, Inc.	First Lien Term Loan	8.14%	SOFR	450	3/12/2032	USD	5,280,172	5,234,573	5,232,563	[1,3,4,6]
KPA Parent Holdings, Inc.	Revolver	0.50%			3/12/2032	USD	1,778,017	(14,650)	(16,032)	[1,2,3,6]
Kpler Finance SA	Revolver	10.43%	SOFR	675	7/18/2029	USD	7,777,778	6,916,405	6,953,228	[1,3,4,5]
Kpler Finance SA	Delayed Draw	10.93%, 3.88% PIK	SOFR	725	1/18/2031	USD	5,580,453	1,618,934	1,658,005	[1,3,4,5,7]
Kpler Finance SA	First Lien Term Loan	10.93%, 3.88% PIK	SOFR	725	1/18/2031	USD	40,348,690	39,146,820	39,394,056	[1,3,4,5,7]
LeadsOnline, LLC	First Lien Term Loan	8.23%	SOFR	450	2/7/2028	USD	16,121,709	15,789,122	15,960,208	[1,3,4]
LeadsOnline, LLC	Revolver	0.50%			2/7/2028	USD	1,176,470	(4,706)	(11,785)	[1,2,3]
LeadVenture, Inc.	Delayed Draw	8.73%	SOFR	500	6/23/2032	USD	5,916,148	2,789,025	2,755,677	[1,3,4,5]
LeadVenture, Inc.	First Lien Term Loan	8.73%	SOFR	500	6/23/2032	USD	30,955,556	30,540,602	30,356,208	[1,3,4]
LeadVenture, Inc.	Revolver	8.48%	SOFR	475	6/23/2032	USD	2,962,964	118,026	98,786	[1,3,4,5]
Leantaas Holdings, Inc.	Delayed Draw	11.48%	SOFR	775	7/12/2028	USD	68,171	58,545	57,248	[1,3,4,5,6]
Leto Group B.V.	First Lien Term Loan	8.51%	SOFR	475	12/24/2032	GBP	21,521,739	28,965,263	28,168,766	[1,3,4,8]
Lighthouse Finco SARL	Revolver	0.50%			8/20/2032	GBP	25,000,000	14,908,134	14,341,898	[1,2,3,8]
Lighthouse Finco Sarl	Delayed Draw	1.00%			2/20/2033	GBP	5,250,000	3,128,621	3,011,799	[1,2,3,6,8]
Lighthouse Finco Sarl	First Lien Term Loan	6.97%	EURIBOR	475	2/20/2033	EUR	6,070,876	7,080,254	6,874,014	[1,3,4,6,8]
Lighthouse Finco Sarl	First Lien Term Loan	8.48%	SONIA	475	2/20/2033	GBP	12,249,203	16,375,912	16,101,283	[1,3,4,6,8]
Litera Bidco LLC	Delayed Draw	1.00%			5/1/2028	USD	4,598,006	-	(75,978)	[1,2,3,6]
Litera Bidco LLC	Delayed Draw	8.64%	SOFR	500	5/1/2028	USD	11,432,118	10,487,484	10,314,902	[1,3,4,5,6]
Litera Bidco LLC	First Lien Term Loan	8.64%	SOFR	500	5/1/2028	USD	26,855,132	26,654,784	26,411,378	[1,3,4,6]
Litera Bidco LLC	Revolver	0.50%			5/1/2028	USD	341,799	(801)	(5,648)	[1,2,3,6]
Lobos Parent, Inc.	Revolver	0.50%			9/26/2031	USD	1,960,449	(13,020)	(16,512)	[1,2,3,6]
Lobos Parent, Inc.	Revolver	7.99%	SOFR	425	9/26/2031	USD	3,931,606	563,627	556,626	[1,3,4,5,6]
Lobos Parent, Inc.	Delayed Draw	1.00%			9/27/2032	USD	1,493,316	(5,599)	(10,718)	[1,2,3,6]
Lobos Parent, Inc.	Delayed Draw	7.98%	SOFR	425	9/27/2032	USD	8,126,973	2,299,007	2,298,494	[1,3,4,5,6]
Lobos Parent, Inc.	First Lien Term Loan	7.98%	SOFR	425	9/27/2032	USD	8,268,360	8,288,154	8,260,517	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Lobos Parent, Inc.	Revolver	0.50%			9/27/2032	USD	1,453,226	$(6,760)	$(12,241)	[1,2,3,6]
Lucanet Holding GMBH	First Lien Term Loan	7.49%	EURIBOR	500	5/31/2029	EUR	25,000,000	28,650,584	28,222,112	[1,3,4,8]
Majesco	First Lien Term Loan	8.23%	SOFR	450	1/7/2033	USD	64,355,601	64,202,652	64,275,156	[1,3,4]
Majesco	Revolver	0.50%			1/7/2033	USD	7,207,000	(16,790)	(9,009)	[1,2,3]
Mandolin Technology Intermediate Holdings, Inc.	Second Lien Term Loan	10.30%, 6.50% PIK	SOFR	650	7/30/2029	USD	22,240,378	22,105,378	14,741,167	[1,4,7]
Marco Technologies LLC	Delayed Draw	1.00%			11/24/2027	USD	559,130	(5,391)	(5,591)	[1,2,3,6]
Matterhorn Finco, Inc.	First Lien Term Loan	9.23%	SOFR	550	3/5/2033	USD	30,333,333	30,039,857	30,054,095	[1,3,4]
Matterhorn Finco, Inc.	Revolver	0.50%			3/5/2033	USD	4,666,667	(44,574)	(42,960)	[1,2,3]
Maverick Bidco, Inc.	Delayed Draw	1.00%			12/2/2031	USD	4,042,432	(19,285)	(12,856)	[1,2,3,6]
Maverick Bidco, Inc.	First Lien Term Loan	8.42%	SOFR	475	12/2/2031	USD	80,848,624	80,473,402	80,493,680	[1,3,4,6]
Maverick Bidco, Inc.	Revolver	0.50%			12/2/2031	USD	3,233,945	(14,503)	(14,198)	[1,2,3,6]
Mercury Bidco LLC	Revolver	0.50%			5/31/2029	USD	3,061,224	(71,429)	(172,523)	[1,2,3]
Mercury Bidco LLC	First Lien Term Loan	9.48%	SOFR	575	5/31/2030	USD	28,322,066	27,826,399	26,386,336	[1,3,4]
Merit Software Finance Holdings, LLC	Revolver	0.50%			12/30/2031	USD	214,133	(1,965)	(1,931)	[1,2,3,6]
Merit Software Finance Holdings, LLC	Delayed Draw	8.93%	SOFR	525	12/30/2032	USD	854,511	373,845	377,734	[1,3,4,5,6]
Merit Software Finance Holdings, LLC	First Lien Term Loan	8.95%	SOFR	525	12/30/2032	USD	1,105,838	1,095,343	1,095,867	[1,3,4,6]
Metatiedot Bidco Oy	Delayed Draw	7.16%	EURIBOR	475	11/27/2031	EUR	42,988	44,563	48,676	[1,3,4,6,8]
Metatiedot Bidco Oy	First Lien Term Loan	7.16%	EURIBOR	475	11/27/2031	EUR	481,352	499,313	545,032	[1,3,4,6,8]
Metatiedot Bidco Oy	First Lien Term Loan	8.42%	SOFR	475	11/27/2031	USD	360,559	356,084	357,308	[1,3,4,6]
Metatiedot Bidco Oy	Revolver	7.16%	EURIBOR	475	11/27/2031	EUR	98,166	23,701	32,330	[1,3,4,5,6,8]
MGT Impact Holdings, LLC	Revolver	10.75%	PRIME	400	4/10/2028	USD	2,700,000	2,304,770	2,313,625	[1,3,4,5]
MGT Impact Holdings, LLC	Delayed Draw	8.66%	SOFR	500	4/10/2029	USD	5,730,654	2,019,237	2,049,813	[1,3,4,5]
MGT Impact Holdings, LLC	First Lien Term Loan	8.66%	SOFR	500	4/10/2029	USD	6,592,971	6,544,522	6,574,035	[1,3,4]
MGT Merger Target, LLC	Revolver	10.75%	PRIME	400	4/10/2028	USD	2,603,448	1,990,344	1,992,393	[1,3,4,5]
MGT Merger Target, LLC	Delayed Draw	8.66%	SOFR	500	4/10/2029	USD	13,421,706	13,207,716	13,383,156	[1,3,4]
MGT Merger Target, LLC	First Lien Term Loan	8.66%	SOFR	500	4/10/2029	USD	34,573,001	33,891,822	34,473,700	[1,3,4]
ML Holdco, Inc.	Delayed Draw	1.00%			10/25/2032	USD	5,657,640	(26,994)	(36,854)	[1,2,3,6]
ML Holdco, Inc.	First Lien Term Loan	8.16%	SOFR	450	10/25/2032	USD	3,747,969	3,730,516	3,723,554	[1,3,4,6]
Momentus Technologies, LLC	First Lien Term Loan	8.42%	SOFR	475	4/30/2029	USD	733,320	726,806	725,021	[1,3,4,6]
Monotype Imaging Holdings, Inc.	Delayed Draw	8.89%	SOFR	525	2/28/2031	USD	3,435,327	837,893	874,971	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Monotype Imaging Holdings, Inc.	First Lien Term Loan	8.89%	SOFR	525	2/28/2031	USD	40,758,621	$40,302,950	$40,697,110	[1,3,4,6]
Monotype Imaging Holdings, Inc.	Revolver	0.50%			2/28/2031	USD	5,172,414	(52,442)	(7,806)	[1,2,3,6]
Moonlight Parent, Inc.	Delayed Draw	1.00%			9/9/2032	USD	1,839,623	(17,335)	(5,426)	[1,2,3]
Moonlight Parent, Inc.	First Lien Term Loan	8.41%	SOFR	475	9/9/2032	USD	6,789,587	6,727,477	6,740,674	[1,3,4]
Moonlight Parent, Inc.	Revolver	0.50%			9/9/2032	USD	1,103,774	(9,786)	(7,952)	[1,2,3]
Motor Vehicle Software Corporation	Revolver	0.50%			1/6/2031	USD	1,243,544	(7,062)	-	[1,2,3,6]
Motor Vehicle Software Corporation	First Lien Term Loan	8.23%	SOFR	450	1/6/2032	USD	5,774,098	5,737,769	5,774,098	[1,3,4,6]
MRI Software, LLC	Delayed Draw	8.48%	SOFR	475	2/10/2028	USD	49,024,565	44,318,430	44,368,765	[1,3,4,5,6]
MRI Software, LLC	First Lien Term Loan	8.48%	SOFR	475	2/10/2028	USD	81,062,199	80,867,096	81,062,199	[1,3,4]
MRI Software, LLC	Revolver	0.50%			2/10/2028	USD	4,160,959	(1,029)	-	[1,2,3,6]
MRI Software, LLC	Revolver	8.48%	SOFR	475	2/10/2028	USD	14,663,169	5,231,732	5,282,610	[1,3,4,5,6]
MyComplianceoffice, Inc.	First Lien Term Loan	11.24%	SOFR	750	12/29/2026	USD	8,638,298	8,611,442	8,638,298	[1,3,4]
Namecheap, Inc.	Revolver	0.50%			5/21/2032	USD	168,607	(1,655)	(1,686)	[1,2,3,6]
Namecheap, Inc.	First Lien Term Loan	8.39%	SOFR	475	5/21/2033	USD	731,582	724,350	724,266	[1,3,4,6]
Navex Global Holdings Corporation	Revolver	0.50%			10/14/2031	USD	5,825,726	(1,832)	(14,564)	[1,2,3]
Navex Global Holdings Corporation	Delayed Draw	1.00%			10/14/2032	USD	8,464,678	(40,297)	(21,162)	[1,2,3]
Navex Global Holdings Corporation	First Lien Term Loan	8.64%	SOFR	500	10/14/2032	USD	7,562,857	7,527,770	7,543,950	[1,3,4]
Navex TopCo, Inc.	First Lien Term Loan	8.64%	SOFR	500	11/8/2030	USD	16,886,620	16,649,769	16,844,404	[1,3,4,6]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	1.00%			6/9/2029	USD	3,887,671	(52,319)	(13,232)	[1,2,3]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	8.39%	SOFR	475	6/9/2029	USD	3,511,400	757,540	777,107	[1,3,4,5]
Netwrix Corporation And Concept Searching, Inc.	First Lien Term Loan	8.39%	SOFR	475	6/9/2029	USD	49,399,013	49,072,280	49,230,873	[1,3,4]
Netwrix Corporation And Concept Searching, Inc.	Revolver	0.50%			6/9/2029	USD	2,870,000	-	(9,769)	[1,2,3]
New Era Merger Sub, Inc.	First Lien Term Loan	10.13%	SOFR	625	6/30/2030	USD	3,716,974	3,716,974	3,716,974	[1,3,4,6]
New Era Merger Sub, Inc.	Revolver	10.13%	SOFR	625	6/30/2030	USD	376,426	90,342	90,342	[1,3,4,5]
North Star Acquisitionco LLC	Delayed Draw	8.20%	SOFR	450	5/3/2029	USD	1,818,259	1,777,334	1,788,214	[1,3,4,6]
North Star Acquisitionco LLC	First Lien Term Loan	8.20%	SOFR	450	5/3/2029	USD	9,850,838	9,743,119	9,688,062	[1,3,4,6]
North Star Acquisitionco LLC	Revolver	8.20%	SOFR	450	5/3/2029	USD	2,198,398	1,989,676	1,953,350	[1,3,4,5,6]
Obelix Parent (US) Inc.	First Lien Term Loan	8.70%	SOFR	500	2/18/2033	USD	50,000,000	49,518,909	49,461,040	[1,3,4]
Obelix Parent (US) Inc.	Revolver	0.50%			2/18/2033	USD	8,000,000	(75,889)	(86,234)	[1,2,3]
OEConnection LLC	Delayed Draw	1.00%			4/22/2031	USD	4,371,036	(16,773)	(137,858)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
OEConnection LLC	Revolver	0.50%			4/22/2031	USD	7,459,208	$(51,680)	$(235,256)	[1,2,3]
OEConnection LLC	Delayed Draw	1.00%			12/23/2032	USD	19,410,030	(93,492)	(612,171)	[1,2,3]
OEConnection LLC	First Lien Term Loan	8.14%	SOFR	450	12/23/2032	USD	105,021,059	104,295,415	101,708,805	[1,3,4]
OEConnection LLC	Revolver	0.50%			12/23/2032	USD	5,111,823	(23,717)	(161,222)	[1,2,3]
OEConnection LLC	First Lien Term Loan	11.00%			12/30/2035	USD	14,700,000	14,413,275	14,236,378	[1,3,4,6]
Omega Systems Intermediate Holdings, Inc.	Delayed Draw	8.73%	SOFR	500	1/15/2031	USD	7,500,000	2,288,713	2,237,061	[1,3,4,5]
Omega Systems Intermediate Holdings, Inc.	First Lien Term Loan	8.73%	SOFR	500	1/15/2031	USD	12,750,000	12,621,268	12,524,003	[1,3,4]
Omega Systems Intermediate Holdings, Inc.	Revolver	8.73%	SOFR	500	1/15/2031	USD	2,250,000	428,575	410,118	[1,3,4,5]
Omnigo Software, LLC	Delayed Draw	1.00%			12/19/2030	USD	44,213	(209)	(399)	[1,2,3,6]
Omnigo Software, LLC	First Lien Term Loan	8.64%	SOFR	500	12/19/2030	USD	618,986	616,147	613,405	[1,3,4,6]
Omnigo Software, LLC	Revolver	0.50%			12/19/2030	USD	57,089	(255)	(515)	[1,2,3,6]
oneZero Financial Systems, LLC	Delayed Draw	8.40%	SOFR	475	10/7/2031	USD	3,504,970	1,364,778	1,354,963	[1,3,4,5]
oneZero Financial Systems, LLC	First Lien Term Loan	8.40%	SOFR	475	10/7/2031	USD	19,895,192	19,734,356	19,640,129	[1,3,4]
oneZero Financial Systems, LLC	Revolver	0.50%			10/7/2031	USD	2,512,019	(19,008)	(32,708)	[1,2,3]
Onit, Inc.	Delayed Draw	1.00%			1/27/2032	USD	18,883,122	(170,291)	(36,325)	[1,2,3,6]
Onit, Inc.	First Lien Term Loan	8.16%	SOFR	450	1/27/2032	USD	2,715,587	2,703,198	2,697,898	[1,3,4,6]
Onit, Inc.	First Lien Term Loan	8.41%	SOFR	475	1/27/2032	USD	29,907,407	29,654,857	29,753,319	[1,3,4]
Onit, Inc.	Revolver	0.50%			1/27/2032	USD	6,294,374	(50,436)	(32,430)	[1,2,3,6]
Onit, Inc.	First Lien Term Loan	8.16%	SOFR	450	9/24/2032	USD	3,287,037	3,271,954	3,265,625	[1,3,4]
Onward Acquireco, Inc.	Delayed Draw	1.00%			4/1/2033	USD	17,330,000	(127,671)	(115,445)	[1,2,3]
Onward Acquireco, Inc.	First Lien Term Loan	8.72%, 2.68% PIK	SOFR	505	4/1/2033	USD	40,612,080	40,316,634	40,341,540	[1,3,4,7]
Onward Acquireco, Inc.	Revolver	0.50%			4/1/2033	USD	7,220,000	(52,264)	(48,096)	[1,2,3]
Optimizely North America Inc.	First Lien Term Loan	7.96%, 2.50% PIK	EURIBOR	575	10/30/2031	EUR	9,455,103	10,169,232	10,360,278	[1,3,4,5,6,7,8]
Optimizely North America Inc.	First Lien Term Loan	9.14%, 2.50% PIK	SOFR	550	10/30/2031	USD	29,565,854	29,323,398	28,411,414	[1,3,4,6,7]
Optimizely North America Inc.	First Lien Term Loan	9.73%, 2.50% PIK	SONIA	600	10/30/2031	GBP	3,734,899	4,803,814	4,760,664	[1,3,4,6,7,8]
Optimizely North America Inc.	Revolver	0.50%			10/30/2031	USD	4,451,528	(34,086)	(173,816)	[1,2,3,6]
OSP Lakeside Intermediate Holdings 2, LLC	First Lien Term Loan	9.14%	SOFR	550	10/31/2031	USD	14,962,500	14,756,790	14,591,204	[1,3,4]
OSP Lakeside Intermediate Holdings 2, LLC	Revolver	0.50%			10/31/2031	USD	2,590,000	(34,607)	(64,271)	[1,2,3]
P3R Bidco Limited	Delayed Draw	1.00%			11/17/2032	EUR	15,000,000	(43,201)	(478,529)	[1,2,3,8]
P3R Bidco Limited	First Lien Term Loan	6.99%	EURIBOR	475	11/17/2032	EUR	43,775,100	50,606,570	49,327,823	[1,3,4,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
P3R Bidco Limited	First Lien Term Loan	8.48%	SONIA	475	11/17/2032	GBP	9,000,000	$11,811,501	$11,781,542	[1,3,4,8]
P3R Bidco Limited	Revolver	0.50%			11/17/2032	EUR	6,000,000	(17,199)	(191,412)	[1,2,3,8]
PC Dreamscape Opco, Inc.	Delayed Draw	9.48%	SOFR	575	4/25/2028	USD	3,166,118	3,166,118	3,166,118	[1,3,4]
PC Dreamscape Opco, Inc.	First Lien Term Loan	9.48%	SOFR	575	4/25/2028	USD	11,651,316	11,563,908	11,642,967	[1,3,4]
PC Dreamscape Opco, Inc.	Revolver	0.50%			4/25/2028	USD	1,315,789	-	(943)	[1,2,3]
PCMI Parent, LLC	First Lien Term Loan	8.42%	SOFR	475	3/15/2032	USD	3,896,870	3,868,224	3,896,870	[1,3,4,6]
PCMI Parent, LLC	Revolver	0.50%			3/15/2032	USD	706,690	(5,128)	-	[1,2,3,6]
PCS Software, Inc.	First Lien Term Loan	9.58%, 0.50% PIK	SOFR	600	6/30/2027	USD	5,131,749	5,052,362	5,085,991	[1,3,4,7]
PCS Software, Inc.	Revolver	0.50%			6/30/2027	USD	363,714	(1,546)	(3,243)	[1,2,3]
PDI TA Holdings, Inc.	Delayed Draw	9.66%, 2.50% PIK	SOFR	600	2/1/2031	USD	2,291,904	2,274,418	2,202,413	[1,3,4,7]
PDI TA Holdings, Inc.	First Lien Term Loan	9.66%, 2.50% PIK	SOFR	600	2/1/2031	USD	32,203,659	32,006,283	30,946,222	[1,3,4,6,7]
PDI TA Holdings, Inc.	Revolver	9.24%	SOFR	550	2/1/2031	USD	274,194	272,377	263,487	[1,3,4,6]
PDI TA Holdings, Inc.	Revolver	9.24%, 2.50% PIK	SOFR	550	2/1/2031	USD	3,838,715	3,812,264	3,688,826	[1,3,4,6,7]
PDQ.com Corporation	Delayed Draw	8.14%	SOFR	450	10/12/2032	USD	7,250,000	763,082	521,671	[1,3,4,5]
PDQ.com Corporation	Delayed Draw	8.15%	SOFR	450	10/12/2032	USD	11,656,794	2,504,257	2,195,497	[1,3,4,5]
PDQ.com Corporation	Delayed Draw	8.23%	SOFR	450	10/12/2032	USD	6,322,863	6,159,873	6,082,307	[1,3,4]
PDQ.com Corporation	First Lien Term Loan	8.15%	SOFR	450	10/12/2032	USD	16,129,388	15,716,519	15,515,739	[1,3,4]
PDQ.com Corporation	First Lien Term Loan	8.23%	SOFR	450	10/12/2032	USD	17,307,622	17,159,526	16,649,147	[1,3,4]
PDQ.com Corporation	Revolver	0.50%			10/12/2032	USD	8,734,262	(239,911)	(332,299)	[1,2,3]
Poseidon IntermediateCo, Inc.	Revolver	0.50%			6/16/2031	USD	295,990	(2,455)	-	[1,2,3,6]
Poseidon IntermediateCo, Inc.	Delayed Draw	1.00%			6/16/2032	USD	577,089	(5,352)	-	[1,2,3,6]
Poseidon IntermediateCo, Inc.	First Lien Term Loan	8.14%	SOFR	450	6/16/2032	USD	2,577,424	2,554,552	2,577,424	[1,3,4,6]
PowerGEM Buyer, Inc.	Delayed Draw	8.18%	SOFR	450	11/8/2031	USD	9,935,030	9,851,408	9,726,110	[1,3,4]
PowerGEM Buyer, Inc.	First Lien Term Loan	8.42%	SOFR	475	11/8/2031	USD	12,277,045	12,239,196	12,018,877	[1,3,4]
PowerGEM Buyer, Inc.	Revolver	0.50%			11/8/2031	USD	3,500,000	(26,907)	(73,600)	[1,2,3]
ProcessUnity Holdings, LLC	Delayed Draw	10.23%	SOFR	650	9/24/2028	USD	1,000,000	987,500	1,000,000	[1,3,4]
ProcessUnity Holdings, LLC	First Lien Term Loan	10.23%	SOFR	650	9/24/2028	USD	8,500,000	8,422,390	8,502,535	[1,3,4]
ProcessUnity Holdings, LLC	Revolver	10.23%	SOFR	650	9/24/2028	USD	1,000,000	350,000	350,000	[1,3,4,5]
Project Leopard Holdings, Inc.	First Lien Term Loan	9.01%	SOFR	525	7/20/2029	USD	72,250,313	69,665,714	44,361,692	[1,4,9]
Project Pathfinder Borrower, LLC	First Lien Term Loan	8.68%, 2.67% PIK	SOFR	505	1/22/2032	USD	77,663,295	77,004,454	78,408,234	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Project Pathfinder Borrower, LLC	Revolver	0.50%			1/22/2032	USD	6,166,667	$(49,146)	$(17,712)	[1,2,3]
Project Semaphore Bidco Limited	First Lien Term Loan	8.16%	SOFR	450	5/1/2032	USD	10,000,000	9,755,205	9,750,000	[1,3,4]
Pros Parent, Inc.	First Lien Term Loan	8.40%	SOFR	475	12/9/2032	USD	32,857,143	32,779,675	32,662,256	[1,3,4]
Pros Parent, Inc.	Revolver	0.50%			12/9/2032	USD	3,809,524	(8,772)	(22,596)	[1,2,3]
QBS Parent, Inc.	First Lien Term Loan	8.23%	SOFR	450	11/7/2031	USD	1,887,874	1,879,937	1,837,782	[1,3,4,6]
QBS Parent, Inc.	Revolver	0.50%			11/7/2031	USD	8,438,049	(32,394)	(223,895)	[1,2,3,6]
QBS Parent, Inc.	Delayed Draw	8.39%	SOFR	475	6/3/2032	USD	29,841,717	1,641,339	998,684	[1,3,4,5]
QBS Parent, Inc.	First Lien Term Loan	8.23%	SOFR	450	6/3/2032	USD	106,854,087	106,399,951	104,018,823	[1,3,4,6]
QBS Parent, Inc.	Revolver	0.50%			6/3/2032	USD	7,238,784	(30,722)	(192,074)	[1,2,3]
QF Holdings, Inc.	Revolver	0.50%			12/15/2027	USD	201,754	-	(5,858)	[1,2,3]
Quest Software US Holdings Inc.	First Lien Term Loan	11.41%, 6.75% PIK	SOFR	775	2/1/2030	USD	18,093,033	8,890,937	4,251,863	[1,4,7]
Rally Buyer, Inc.	Delayed Draw	9.91%, 3.50% PIK	SOFR	625	7/19/2028	USD	5,439,028	5,349,798	4,682,211	[1,3,4,7]
Rally Buyer, Inc.	First Lien Term Loan	9.91%, 3.50% PIK	SOFR	625	7/19/2028	USD	22,500,754	22,215,370	19,369,871	[1,3,4,7]
Rally Buyer, Inc.	Revolver	9.42%	SOFR	575	7/19/2028	USD	3,182,180	2,687,418	2,244,564	[1,3,4,5]
Ranger Buyer, Inc.	Revolver	0.50%			11/18/2027	USD	1,923,077	-	-	[1,2,3]
Ranger Buyer, Inc.	First Lien Term Loan	8.48%	SOFR	475	11/18/2028	USD	24,048,077	23,815,223	24,048,077	[1,3,4]
Redwood Services Group, LLC	Delayed Draw	0.50%			6/15/2028	USD	321,981	(1,610)	(1,610)	[1,2,3]
Redwood Services Group, LLC	Delayed Draw	8.99%	SOFR	525	6/15/2029	USD	82,176,819	80,892,193	81,607,414	[1,3,4,5]
Redwood Services Group, LLC	First Lien Term Loan	8.99%	SOFR	525	6/15/2029	USD	71,169,148	70,471,628	70,818,049	[1,3,4]
Revalize, Inc.	Delayed Draw	8.63%	SOFR	475	4/15/2029	USD	18,331,630	18,163,062	16,349,708	[1,3,4]
Revalize, Inc.	Revolver	9.63%	SOFR	575	4/15/2029	USD	682,274	290,699	216,866	[1,3,4,5]
Ridge Trail US Bidco, Inc.	Revolver	0.50%			3/30/2031	USD	6,272,192	(71,596)	(78,402)	[1,2,3]
Ridge Trail US Bidco, Inc.	Delayed Draw	8.41%	SOFR	475	9/30/2031	USD	2,859,128	362,905	362,633	[1,3,4,5]
Ridge Trail US Bidco, Inc.	Delayed Draw	8.42%	SOFR	475	9/30/2031	USD	15,957,446	2,013,333	2,023,938	[1,3,4,5]
Ridge Trail US Bidco, Inc.	First Lien Term Loan	8.23%	SOFR	450	9/30/2031	USD	31,286,110	30,905,822	30,895,034	[1,3,4]
Ridge Trail US Bidco, Inc.	First Lien Term Loan	8.41%	SOFR	475	9/30/2031	USD	8,187,829	8,086,618	8,085,481	[1,3,4]
Riskonnect Parent, LLC	Delayed Draw	8.49%	SOFR	475	12/7/2028	USD	45,836,885	44,935,042	45,876,376	[1,3,4]
Riskonnect Parent, LLC	First Lien Term Loan	8.49%	SOFR	475	12/7/2028	USD	51,676,399	51,024,626	51,771,114	[1,3,4]
Riskonnect Parent, LLC	Revolver	8.49%	SOFR	475	12/7/2028	USD	4,640,200	649,570	682,703	[1,3,4,5]
Rivet Bidco Limited	Delayed Draw	1.00%			4/8/2032	USD	12,367,105	(121,311)	(117,734)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Rivet Bidco Limited	First Lien Term Loan	8.24%	SOFR	450	4/8/2032	USD	15,665,000	$15,512,927	$15,515,869	[1,3,4]
Rivet Bidco Limited	Revolver	8.24%	SOFR	450	4/8/2032	USD	3,297,895	1,410,968	1,411,433	[1,3,4,5]
Runway Bidco, LLC	Delayed Draw	0.50%			12/17/2031	USD	9,898,297	(88,424)	(188,330)	[1,2,3,6]
Runway Bidco, LLC	First Lien Term Loan	8.23%	SOFR	450	12/17/2031	USD	39,427,001	39,099,097	38,676,842	[1,3,4,6]
Runway Bidco, LLC	Revolver	0.50%			12/17/2031	USD	4,986,047	(39,095)	(94,867)	[1,2,3,6]
Saab Purchaser, Inc.	Delayed Draw	1.00%			11/12/2031	USD	14,884,026	(139,587)	(247,434)	[1,2,3]
Saab Purchaser, Inc.	Delayed Draw	8.23%	SOFR	450	11/12/2031	USD	8,526,596	8,454,477	8,384,848	[1,3,4]
Saab Purchaser, Inc.	First Lien Term Loan	8.23%	SOFR	450	11/12/2031	USD	47,212,075	46,811,770	46,427,215	[1,3,4]
Saab Purchaser, Inc.	Revolver	0.50%			11/12/2031	USD	6,223,048	(50,248)	(103,453)	[1,2,3]
Safari UK Bidco Limited	Revolver	0.50%			6/19/2031	USD	5,000,000	(45,214)	(19,704)	[1,2,3,6]
Safari UK Bidco Limited	Delayed Draw	7.66%	EURIBOR	575	12/19/2031	EUR	23,216,000	26,931,924	26,371,164	[1,3,4,6,8]
Safari UK Bidco Limited	Delayed Draw	9.48%	SOFR	575	12/19/2031	USD	10,830,549	1,379,206	1,439,819	[1,3,4,5,6]
Sapphire Software Buyer, Inc.	Revolver	0.50%			9/30/2031	USD	1,112,230	(8,386)	(12,139)	[1,2,3]
Saturn Borrower Inc.	Delayed Draw	1.00%			11/10/2028	USD	2,539,149	(31,126)	(41,957)	[1,2,3,6]
Saturn Borrower Inc.	First Lien Term Loan	9.73%	SOFR	600	11/10/2028	USD	6,912,833	6,842,395	6,798,605	[1,3,4,6]
Saturn Borrower Inc.	Revolver	9.73%	SOFR	600	11/10/2028	USD	1,142,618	301,384	293,435	[1,3,4,5,6]
Securonix, Inc.	First Lien Term Loan	11.50%, 3.75% PIK	SOFR	775	4/1/2028	USD	13,453,592	13,306,748	10,840,899	[1,3,4,7]
Securonix, Inc.	Revolver	10.66%	SOFR	700	4/1/2028	USD	2,288,135	1,156,849	712,493	[1,3,4,5]
Securonix, Inc.	Revolver	0.50%			4/5/2028	USD	1,182,413	(130,306)	(229,625)	[1,2,3]
Seismic Software, Inc.	Delayed Draw	8.52%	SOFR	475	10/16/2028	USD	25,821,609	16,672,011	17,659,684	[1,3,4,5,6]
Seismic Software, Inc.	Revolver	0.50%			10/16/2028	USD	272,390	-	(1,774)	[1,2,3,6]
Serengeti Bidco LLC	Delayed Draw	1.00%			8/29/2032	USD	8,571,429	(106,976)	(246,411)	[1,2,3]
Serengeti Bidco LLC	First Lien Term Loan	8.98%	SOFR	525	8/29/2032	USD	18,571,429	18,359,349	18,037,538	[1,3,4]
Serengeti Bidco LLC	Revolver	0.50%			8/29/2032	USD	2,857,143	(31,558)	(82,137)	[1,2,3]
Severin Acquisition, LLC	Delayed Draw	8.64%, 2.25% PIK	SOFR	500	10/1/2031	USD	12,160,102	3,018,029	3,123,146	[1,3,4,5,7]
Severin Acquisition, LLC	First Lien Term Loan	8.64%, 2.25% PIK	SOFR	500	10/1/2031	USD	58,698,545	58,237,239	58,698,545	[1,3,4,7]
Severin Acquisition, LLC	Revolver	8.39%	SOFR	475	10/1/2031	USD	7,281,495	3,584,563	3,640,747	[1,3,4,5]
Shackleton Bidco, Inc.	Delayed Draw	1.00%			11/5/2032	CAD	38,461,538	(259,911)	(193,189)	[1,2,3,8]
Shackleton Bidco, Inc.	First Lien Term Loan	6.78%	CORRA	450	11/5/2032	CAD	76,923,077	54,016,094	53,821,811	[1,3,4,8]
Shackleton Bidco, Inc.	Revolver	0.50%			11/5/2032	CAD	9,615,385	(61,767)	(80,563)	[1,2,3,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Sitecore Holding III A/S	First Lien Term Loan	10.34%	SOFR	650	3/12/2029	USD	4,502	$4,502	$4,480	[1,3,4]
Skylark UK Debtco Limited	Delayed Draw	1.00%			8/16/2030	GBP	4,207,589	2,080,144	2,264,856	[1,2,3,8]
Skylark UK Debtco Limited	First Lien Term Loan	8.73%	SONIA	500	8/16/2030	GBP	7,573,661	9,637,394	9,957,689	[1,3,4,8]
Spaceship Purchaser, Inc.	First Lien Term Loan	7.48%	SOFR	375	10/17/2031	USD	5,152,944	5,110,950	5,152,944	[1,3,4,6]
Spaceship Purchaser, Inc.	Revolver	0.50%			10/17/2031	USD	927,593	(7,055)	-	[1,2,3,6]
Spark Purchaser, Inc.	Revolver	0.50%			4/1/2030	USD	135,135	(1,706)	(190)	[1,2,3]
Spark Purchaser, Inc.	First Lien Term Loan	8.98%	SOFR	525	4/1/2031	USD	851,892	839,091	851,630	[1,3,4]
Stamps.com, Inc.	First Lien Term Loan	9.47%	SOFR	585	10/5/2028	USD	9,700,000	9,444,880	9,345,524	[1,3,4]
Sundance Group Holdings, Inc.	First Lien Term Loan	8.48%	SOFR	475	7/2/2029	USD	35,214,049	35,164,540	34,896,538	[1,3,4,6]
Sundance Group Holdings, Inc.	Revolver	8.48%	SOFR	475	7/2/2029	USD	1,663,371	93,718	87,364	[1,3,4,5,6]
Supernova Intermediate	Delayed Draw	1.00%			5/12/2033	USD	1,829,268	(2,739)	(2,744)	[1,2,3]
Supernova Intermediate	First Lien Term Loan	8.64%	SOFR	500	5/12/2033	USD	5,030,488	5,022,996	5,022,942	[1,3,4]
Supernova Intermediate	Revolver	0.50%			5/12/2033	USD	640,244	(951)	(960)	[1,2,3]
Syntax Systems Ltd	First Lien Term Loan	8.49%	SOFR	475	10/29/2028	USD	2,516,863	2,505,636	2,494,170	[1,3,4]
Syntax Systems Ltd.	First Lien Term Loan	8.49%	SOFR	475	10/29/2028	USD	28,875,526	28,597,239	28,615,168	[1,3,4]
Syntax Systems Ltd.	First Lien Term Loan	8.49%	SOFR	475	10/29/2028	USD	1,239,366	1,231,654	1,228,192	[1,3,4]
TA Polaris Buyer, Inc.	Delayed Draw	7.91%	SOFR	425	12/12/2032	USD	6,756,757	2,062,243	2,001,883	[1,3,4,5]
TA Polaris Buyer, Inc.	First Lien Term Loan	7.91%	SOFR	425	12/12/2032	USD	16,216,216	16,139,854	15,993,709	[1,3,4]
TA Polaris Buyer, Inc.	Revolver	0.50%			12/12/2032	USD	2,027,027	(9,351)	(27,813)	[1,2,3]
Tango Bidco SAS	Delayed Draw	1.00%			10/4/2031	EUR	16,925,444	(188,073)	(534,480)	[1,2,3,8]
Tango Bidco SAS	Delayed Draw	1.00%			10/17/2031	EUR	3,833,032	(58,025)	156,712	[1,2,3,8]
Tango Bidco SAS	Delayed Draw	7.45%	EURIBOR	525	10/17/2031	EUR	1,991,277	2,105,672	2,219,122	[1,3,4,8]
Tango Bidco SAS	Delayed Draw	10.44% PIK	EURIBOR	803	10/4/2032	EUR	525,207	558,839	578,649	[1,3,4,7,8]
Tau Buyer, LLC	Delayed Draw	8.73%, 2.50% PIK	SOFR	500	1/31/2032	USD	18,756,984	12,231,897	12,318,433	[1,3,4,5,6,7]
Tau Buyer, LLC	First Lien Term Loan	8.73%, 2.50% PIK	SOFR	500	1/31/2032	USD	54,137,771	53,682,118	53,856,868	[1,3,4,6,7]
Tau Buyer, LLC	Revolver	8.23%	SOFR	450	1/31/2032	USD	7,016,839	2,656,654	2,676,770	[1,3,4,5,6]
TCP Hawker Intermediate LLC	Delayed Draw	1.00%			8/30/2029	USD	1,695,721	(14,152)	(32,264)	[1,2,3,6]
TCP Hawker Intermediate LLC	First Lien Term Loan	8.73%	SOFR	500	8/30/2029	USD	385,115	382,366	377,788	[1,3,4,6]
TCP Hawker Intermediate LLC	Revolver	7.39%	SOFR	375	8/30/2029	USD	435	37	32	[1,3,4,5,6]
TCP Hawker Intermediate LLC	Revolver	7.48%	SOFR	375	8/30/2029	USD	565	561	554	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Three Rivers Buyer, Inc.	First Lien Term Loan	8.36%	SOFR	475	11/3/2031	USD	703,677	$695,625	$695,923	[1,3,4,6]
Three Rivers Buyer, Inc.	Revolver	0.50%			11/3/2031	USD	231,346	(2,579)	(2,549)	[1,2,3,6]
Thunder Purchase, Inc.	Revolver	0.50%			6/30/2027	USD	1,959,812	(1,931)	-	[1,2,3,6]
Thunder Purchase, Inc.	Delayed Draw	9.13%	SOFR	525	6/30/2028	USD	2,923,568	2,166,460	2,185,759	[1,3,4,5,6]
Thunder Purchaser, Inc.	First Lien Term Loan	9.13%	SOFR	525	6/30/2028	USD	1,224,025	1,216,671	1,224,025	[1,3,4,6]
Togetherwork Holdings, LLC	Delayed Draw	8.89%	SOFR	525	5/19/2031	USD	5,988,750	1,415,284	1,474,507	[1,3,4,5]
Togetherwork Holdings, LLC	First Lien Term Loan	8.89%	SOFR	525	5/19/2031	USD	25,610,000	25,522,356	25,743,550	[1,3,4]
Trackforce Acquireco, Inc.	First Lien Term Loan	9.23%	SOFR	550	6/23/2028	USD	18,053,004	17,907,142	17,890,227	[1,3,4,6]
Trackforce Acquireco, Inc.	Revolver	9.23%	SOFR	550	6/23/2028	USD	1,113,074	723,498	713,462	[1,3,4,5,6]
Trading Technologies International, Inc.	Delayed Draw	7.91%	SOFR	425	11/4/2032	USD	316,410	316,040	316,515	[1,3,4,6]
Trading Technologies International, Inc.	First Lien Term Loan	7.91%	SOFR	425	11/4/2032	USD	1,625,539	1,622,392	1,626,076	[1,3,4,6]
Trading Technologies International, Inc.	Revolver	0.50%			11/4/2032	USD	210,763	(239)	70	[1,2,3,6]
Tribute Technology Holdings, LLC	Revolver	10.14%	SOFR	650	10/30/2028	USD	4,882,979	3,578,758	3,363,375	[1,3,4,5,6]
Tricentis Operations Holdings, Inc.	Delayed Draw	1.00%			2/11/2032	USD	925,890	(8,355)	-	[1,2,3]
Tricentis Operations Holdings, Inc.	First Lien Term Loan	9.64%, 3.25% PIK	SOFR	600	2/11/2032	USD	5,258,935	5,214,833	5,182,975	[1,3,4,7]
Tricentis Operations Holdings, Inc.	Revolver	0.50%			2/11/2032	USD	547,431	(4,408)	(7,907)	[1,2,3]
Trimech Acquisition Corp	First Lien Term Loan	8.48%	SOFR	475	3/10/2028	USD	925,828	920,163	915,164	[1,3,4,6]
Trimech Acquisition Corp	Revolver	0.50%			3/10/2028	USD	576,116	(3,599)	(5,195)	[1,2,3,6]
Trintech, Inc.	Delayed Draw	1.00%			1/29/2033	USD	7,080,000	(68,719)	(13,659)	[1,2,3]
Trintech, Inc.	First Lien Term Loan	8.39%	SOFR	475	1/29/2033	USD	25,980,000	25,731,619	25,814,808	[1,3,4]
Trintech, Inc.	Revolver	0.50%			1/29/2033	USD	5,310,000	(49,961)	(33,763)	[1,2,3]
Trunk Acquisition, Inc.	Delayed Draw	9.49%	SOFR	575	2/19/2030	USD	4,464,805	3,758,688	3,793,764	[1,3,4,5,6]
Trunk Acquisition, Inc.	First Lien Term Loan	9.49%	SOFR	575	2/19/2030	USD	25,916,687	25,506,349	25,916,687	[1,3,4,6]
Trunk Acquisition, Inc.	Revolver	0.50%			2/19/2030	USD	3,693,049	(64,628)	-	[1,2,3,6]
UFS, LLC	First Lien Term Loan	8.39%	SOFR	475	10/14/2031	USD	3,311,990	3,281,925	3,282,127	[1,3,4,6]
UFS, LLC	Revolver	8.39%	SOFR	475	10/14/2031	USD	248,866	28,899	28,865	[1,3,4,5,6]
Unicorn Holdco Intermediate II LLC	First Lien Term Loan	8.19%	SOFR	450	3/23/2033	USD	787,060	779,411	779,963	[1,3,4,6]
Unicorn Holdco Intermediate II LLC	Revolver	0.50%			3/23/2033	USD	143,442	(1,380)	(1,293)	[1,2,3,6]
UpStack Holdco Inc.	Delayed Draw	8.73%	SOFR	500	8/23/2031	USD	2,500,000	893,654	891,845	[1,3,4,5]
UpStack Holdco Inc.	First Lien Term Loan	8.63%	SOFR	500	8/23/2031	USD	6,500,000	6,448,238	6,439,800	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
UpStack Holdco Inc.	Revolver	8.64%	SOFR	500	8/23/2031	USD	1,000,000	$367,500	$365,737	[1,3,4,5]
User Zoom Technologies, Inc.	First Lien Term Loan	10.90%, 1.25% PIK	SOFR	725	4/5/2029	USD	38,098,400	37,661,695	37,182,838	[1,3,4,7]
User Zoom Technologies, Inc.	First Lien Term Loan	11.40%, 1.75% PIK	SOFR	775	4/5/2029	USD	9,570,803	9,392,269	9,400,200	[1,3,4,7]
User Zoom Technologies, Inc.	First Lien Term Loan	11.42%, 0.25% PIK	SOFR	775	4/5/2029	USD	4,238,564	4,164,542	4,163,010	[1,3,4,7]
Vamos Bidco, Inc.	Delayed Draw	1.00%			1/30/2032	USD	3,451,301	(28,058)	(31,119)	[1,2,3,6]
Vamos Bidco, Inc.	First Lien Term Loan	8.48%	SOFR	475	1/30/2032	USD	8,226,888	8,172,841	8,152,709	[1,3,4,6]
Vamos Bidco, Inc.	Revolver	0.50%			1/30/2032	USD	228,460	(1,421)	(2,060)	[1,2,3,6]
Vamos Bidco, Inc.	Revolver	8.41%	SOFR	475	1/30/2032	USD	814,957	129,325	128,479	[1,3,4,5,6]
Vanco Payment Solutions, LLC	First Lien Term Loan	8.48%	SOFR	475	12/1/2031	USD	20,723,529	20,531,774	20,377,812	[1,3,4]
Vanco Payment Solutions, LLC	Revolver	0.50%			12/1/2031	USD	1,025,033	(9,274)	(17,100)	[1,2,3]
Vehlo Purchaser, LLC	Delayed Draw	8.89%	SOFR	525	5/24/2028	USD	14,977,159	9,026,200	9,039,654	[1,3,4,5,6]
Vehlo Purchaser, LLC	Revolver	0.50%			5/24/2028	USD	900,000	(5,343)	(4,439)	[1,2,3,6]
Victors Purchaser, LLC	Delayed Draw	1.00%			8/15/2031	USD	2,963,265	(14,813)	(7,112)	[1,2,3,6]
Victors Purchaser, LLC	Delayed Draw	8.23%	SOFR	450	8/15/2031	USD	4,097,922	849,455	874,766	[1,3,4,5,6]
Victors Purchaser, LLC	First Lien Term Loan	8.23%	SOFR	450	8/15/2031	USD	14,313,113	14,276,509	14,278,763	[1,3,4,6]
Victors Purchaser, LLC	Revolver	0.50%			8/15/2031	USD	2,162,967	(12,910)	(10,166)	[1,2,3,6]
Victors Purchaser, LLC	Delayed Draw	1.00%			12/23/2032	USD	4,789,449	(22,917)	(11,495)	[1,2,3,6]
Victors Purchaser, LLC	First Lien Term Loan	8.23%	SOFR	450	12/23/2032	USD	50,490,653	50,371,085	50,369,475	[1,3,4,6]
Victors Purchaser, LLC	Revolver	8.14%	SOFR	450	12/23/2032	USD	528,469	49,087	49,075	[1,3,4,5,6]
Victors Purchaser, LLC	Revolver	8.23%	SOFR	450	12/23/2032	USD	8,670,981	933,289	931,621	[1,3,4,5,6]
Viper Bidco, Inc.	Delayed Draw	1.00%			11/21/2031	USD	1,531,780	(8,157)	(13,811)	[1,2,3,6]
Viper Bidco, Inc.	First Lien Term Loan	8.23%	SONIA	475	11/21/2031	GBP	1,560,822	1,949,982	2,051,663	[1,3,4,6,8]
Viper Bidco, Inc.	First Lien Term Loan	8.23%	SOFR	450	11/21/2031	USD	3,671,979	3,644,094	3,638,870	[1,3,4,6]
Viper Bidco, Inc.	Revolver	0.50%			11/21/2031	USD	440,184	(3,406)	(3,969)	[1,2,3,6]
Wallet Bidco Limited	Delayed Draw	7.38%	EURIBOR	525	12/1/2030	EUR	66,660,000	64,435,926	63,302,150	[1,3,4,5,8]
Wellington Bidco, Inc.	Delayed Draw	8.41%	SOFR	475	6/5/2030	USD	708,287	185,557	182,491	[1,3,4,5,6]
Whitney Merger Sub, LLC	First Lien Term Loan	8.48%	SOFR	475	7/3/2032	USD	43,640,625	43,250,157	42,873,476	[1,3,4]
Whitney Merger Sub, LLC	Revolver	0.50%			7/3/2032	USD	6,250,000	(53,792)	(109,867)	[1,2,3]
WorkWave Intermediate II, LLC	First Lien Term Loan	9.45%	SOFR	575	9/30/2032	USD	4,057,066	4,019,577	3,979,874	[1,3,4,6]
WorkWave Intermediate II, LLC	Revolver	9.45%	SOFR	575	9/30/2032	USD	674,270	120,372	113,596	[1,3,4,5,6]
Xactly Corporation	First Lien Term Loan	10.02%	SOFR	625	7/31/2027	USD	31,524,544	31,292,259	31,476,969	[1,3,4]
								6,399,171,876	6,327,210,049

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Technology Hardware & Equipment — 0.9%
365RM Holdco, LLC	Delayed Draw	1.00%			5/8/2033	USD	801,542	$(7,932)	$(8,015)	[1,2,3,6]
365RM Holdco, LLC	First Lien Term Loan	8.48%	SOFR	475	5/8/2033	USD	10,554,243	10,450,285	10,448,701	[1,3,4,6]
365RM Holdco, LLC	Revolver	8.48%	SOFR	475	5/8/2033	USD	1,456,377	160,491	160,202	[1,3,4,5,6]
Abracon Borrower, LLC	First Lien Term Loan	9.38%	SOFR	565	6/4/2030	USD	8,116,396	8,116,396	8,116,396	[1,3,4]
Abracon Borrower, LLC	Revolver	9.38%	SOFR	565	6/4/2030	USD	710,184	33,818	(1,691)	[1,3,4,5]
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	9.73%	SOFR	600	4/16/2030	USD	7,557,549	4,091,010	4,351,935	[1,3,4,5]
FL Hawk Intermediate Holdings, Inc.	First Lien Term Loan	8.23%	SOFR	450	2/22/2029	USD	304,637	303,318	304,637	[1,3,4,6]
FL Hawk Intermediate Holdings, Inc.	Revolver	0.50%			2/22/2029	USD	34,965	(144)	-	[1,2,3,6]
FL Hawk Intermediate Holdings, Inc.	First Lien Term Loan	8.23%	SOFR	450	2/22/2030	USD	4,836,462	4,800,915	4,836,462	[1,3,4,6]
FL Hawk Intermediate Holdings, Inc.	First Lien Term Loan	8.23%	SOFR	450	12/19/2032	USD	116,017	115,465	116,016	[1,3,4,6]
FL Hawk Intermediate Holdings, Inc.	Revolver	0.50%			12/19/2032	USD	317,088	(1,479)	-	[1,2,3,6]
Generator US Buyer, Inc.	Delayed Draw	1.00%			7/22/2030	USD	301,372	(2,833)	(38,918)	[1,2,3,6]
Generator US Buyer, Inc.	Revolver	6.82%	CORRA	450	7/22/2030	CAD	22,835	1,069	(1,330)	[1,3,4,5,6,8]
Generator US Buyer, Inc.	Revolver	8.17%	SOFR	450	7/22/2030	USD	1,674	1,659	1,458	[1,3,4,6]
Guava Buyer LLC	Revolver	9.47%	SOFR	550	8/12/2030	USD	3,798,280	996,433	994,856	[1,3,4,5]
Guava Buyer LLC	Delayed Draw	9.16%	SOFR	550	8/12/2032	USD	3,785,746	1,588,640	1,594,351	[1,3,4,5]
Guava Buyer LLC	First Lien Term Loan	9.14%	SOFR	550	8/12/2032	USD	31,997,980	31,416,262	31,454,014	[1,3,4]
Infinite Bidco LLC	First Lien Term Loan	9.89%	SOFR	625	3/2/2028	USD	16,432,915	16,235,186	16,373,572	[1,3,4]
Lytx, Inc.	First Lien Term Loan	8.75%	SOFR	500	2/28/2028	USD	20,750,000	20,417,965	20,750,000	[1,3,4]
Magneto Components Buyco, LLC	Revolver	0.50%			12/5/2029	USD	2,127,607	(30,854)	(3,776)	[1,2,3]
Magneto Components Buyco, LLC	Delayed Draw	1.00%			12/5/2030	USD	3,636,364	(74,730)	(6,454)	[1,2,3]
Magneto Components Buyco, LLC	First Lien Term Loan	9.48%	SOFR	575	12/5/2030	USD	12,918,381	12,690,964	12,895,452	[1,3,4]
Pamlico Avant Holdings, L.P.	First Lien Term Loan	7.98%	SOFR	425	12/31/2032	USD	12,111,795	11,997,000	11,941,969	[1,3,4]
Pamlico Avant Holdings, L.P.	Revolver	0.50%			12/31/2032	USD	1,638,205	(15,239)	(22,970)	[1,2,3]
Phoenix 1 Buyer Corporation	Revolver	0.50%			11/20/2029	USD	5,051,639	(57,508)	-	[1,2,3,6]
Phoenix 1 Buyer Corporation	First Lien Term Loan	8.42%	SOFR	475	11/20/2030	USD	21,168,132	20,847,384	21,168,132	[1,3,4,6]
Spectrum Safety Solutions Purchaser, LLC	Revolver	6.79%	EURIBOR	450	7/1/2030	EUR	531,141	188,572	189,767	[1,3,4,5,6,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Spectrum Safety Solutions Purchaser, LLC	Revolver	8.23%	SOFR	450	7/1/2030	USD	76,228	$75,488	$76,227	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	Revolver	8.42%	SOFR	475	7/1/2030	USD	36,959	36,601	36,959	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	Revolver	8.48%	SOFR	475	7/1/2030	USD	39,269	38,885	39,269	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	Revolver	8.49%	SOFR	475	7/1/2030	USD	9,240	9,150	9,240	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	Revolver	8.65%	SOFR	500	7/1/2030	USD	11,550	11,435	11,550	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	1.00%			7/1/2031	EUR	563,509	(6,814)	(4,967)	[1,2,3,6,8]
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	8.23%	SOFR	450	7/1/2031	USD	2,169,565	402,076	430,435	[1,3,4,5]
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	8.74%	SOFR	500	7/1/2031	USD	138,595	137,265	138,595	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	First Lien Term Loan	6.68%	EURIBOR	450	7/1/2031	EUR	2,651,083	2,885,564	3,029,117	[1,3,4,6,8]
Spectrum Safety Solutions Purchaser, LLC	First Lien Term Loan	8.23%	SOFR	450	7/1/2031	USD	8,079,017	7,980,922	8,079,017	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	Revolver	6.68%	EURIBOR	450	7/1/2031	EUR	1,160,426	624,196	726,103	[1,3,4,5,8]
Spectrum Safety Solutions Purchaser, LLC	Revolver	8.23%	SOFR	450	7/1/2031	USD	931,677	862,051	872,008	[1,3,4,5]
SumUp Holdings MidCo S.A.R.L.	Delayed Draw	7.73%	EURIBOR	550	4/25/2031	EUR	18,356,000	19,694,238	20,973,491	[1,3,4,8]
TIKEHAU SONIC Sàrl	Revolver	0.50%			1/6/2032	EUR	2,682,927	(29,091)	(139,927)	[1,2,3,8]
TIKEHAU SONIC Sàrl	Delayed Draw	1.00%			7/6/2032	EUR	2,682,927	(29,277)	(139,927)	[1,2,3,8]
TIKEHAU SONIC Sàrl	First Lien Term Loan	8.85%	EURIBOR	500	7/6/2032	EUR	49,634,146	57,781,786	55,742,694	[1,3,4,8]
Ubeo, LLC	Delayed Draw	8.91%	SOFR	525	7/3/2028	USD	5,269,157	2,784,405	2,781,138	[1,3,4,5,6]
Ubeo, LLC	Delayed Draw	8.98%	SOFR	525	7/3/2028	USD	904,716	125,028	125,097	[1,3,4,5,6]
Ubeo, LLC	First Lien Term Loan	8.91%	SOFR	525	7/3/2028	USD	1,084,758	1,078,927	1,074,704	[1,3,4]
Ubeo, LLC	First Lien Term Loan	8.92%	SOFR	525	7/3/2028	USD	22,367,243	22,090,650	22,159,930	[1,3,4]
Ubeo, LLC	Revolver	8.86%	SOFR	525	7/3/2028	USD	2,319,369	1,159,685	1,138,187	[1,3,4,5]
Wilson Electronics Holdings, LLC	First Lien Term Loan	10.39%	SOFR	675	5/17/2027	USD	21,202,657	20,957,502	21,202,657	[1,3,4]
								282,932,785	283,976,363
Telecommunication Services — 0.8%
Blue Bidco Limited	Delayed Draw	8.66%	SOFR	500	5/21/2032	USD	170,408	168,840	169,366	[1,3,4]
Blue Bidco Limited	Delayed Draw	8.73%	SONIA	500	5/21/2032	GBP	5,199,392	4,205,024	4,051,408	[1,3,4,5,8]
Blue Bidco Limited	First Lien Term Loan	7.40%	EURIBOR	500	5/21/2032	EUR	7,205,659	8,269,112	8,182,822	[1,3,4,8]
Blue Bidco Limited	First Lien Term Loan	8.66%	SOFR	500	5/21/2032	USD	2,119,569	2,100,731	2,106,610	[1,3,4]
Blue Bidco Limited	First Lien Term Loan	8.73%	SONIA	500	5/21/2032	GBP	10,916,785	14,719,088	14,391,887	[1,3,4,8]
CCI Buyer, Inc.	First Lien Term Loan	8.73%	SOFR	500	5/13/2032	USD	39,128,842	38,784,405	39,031,020	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
CCI Buyer, Inc.	Revolver	0.50%			5/13/2032	USD	2,296,378	$(19,316)	$(5,741)	[1,2,3]
Expereo USA, Inc.	Delayed Draw	10.17%, 3.50% PIK	SOFR	650	12/13/2030	USD	844,334	277,115	268,154	[1,3,4,5,6,7]
Expereo USA, Inc.	First Lien Term Loan	10.17%, 3.50% PIK	SOFR	650	12/13/2030	USD	3,727,348	3,698,777	3,656,429	[1,3,4,6,7]
Expereo USA, Inc.	Revolver	9.69%	SOFR	600	12/13/2030	USD	268,370	114,730	111,635	[1,3,4,5,6]
Last Dance Intermediate II, LLC	Delayed Draw	1.00%			3/31/2031	USD	6,779,661	(45,677)	-	[1,2,3,6]
Last Dance Intermediate II, LLC	Delayed Draw	8.89%	SOFR	525	3/31/2031	USD	21,524,007	18,661,048	18,683,799	[1,3,4,5,6]
Last Dance Intermediate II, LLC	First Lien Term Loan	8.89%	SOFR	525	3/31/2031	USD	33,261,680	33,028,553	33,344,834	[1,3,4,6]
Last Dance Intermediate II, LLC	Revolver	0.50%			3/31/2031	USD	3,434,651	(34,499)	-	[1,2,3,6]
Omni Fiber, LLC	Delayed Draw	8.92%	SOFR	525	7/3/2029	USD	34,999,999	36,876,362	33,808,333	[1,3,4,5]
Omni Fiber, LLC	First Lien Term Loan	8.92%	SOFR	525	7/3/2029	USD	15,000,000	14,893,598	14,775,000	[1,3,4]
Omni Fiber, LLC	Delayed Draw	1.00%			7/3/2030	USD	5,000,000	(73,506)	(75,000)	[1,2,3]
OptConnect Management, LLC	Delayed Draw	1.00%			9/30/2028	USD	5,627,342	(52,040)	(61,478)	[1,2,3,6]
OptConnect Management, LLC	Delayed Draw	8.39%	SOFR	475	9/30/2028	USD	5,627,342	3,163,616	3,154,146	[1,3,4,5,6]
OptConnect Management, LLC	First Lien Term Loan	8.39%	SOFR	475	9/30/2028	USD	27,459,067	27,221,842	27,159,082	[1,3,4,6]
OptConnect Management, LLC	Revolver	8.39%	SOFR	475	11/22/2028	USD	1,286,250	632,015	629,073	[1,3,4,5,6]
Orbcomm Inc.	Delayed Draw	8.89%	SOFR	525	4/27/2032	USD	1,086,957	217,569	217,392	[1,3,4,5]
Orbcomm Inc.	First Lien Term Loan	8.89%	SOFR	525	4/27/2032	USD	7,608,696	7,534,233	7,532,609	[1,3,4]
Orbcomm Inc.	Revolver	8.89%	SOFR	525	4/27/2032	USD	1,304,348	96,023	95,653	[1,3,4,5]
Visionary Buyer LLC	Revolver	0.50%			3/21/2030	USD	3,000,000	(28,159)	-	[1,2,3]
Visionary Buyer LLC	Delayed Draw	8.73%	SOFR	500	3/21/2031	USD	28,000,000	21,480,446	21,760,000	[1,3,4,5]
Visionary Buyer LLC	First Lien Term Loan	8.73%	SOFR	500	3/21/2031	USD	12,000,000	11,865,759	12,000,000	[1,3,4]
								247,755,689	244,987,033
Transportation — 0.9%
Armada Parent, Inc.	Delayed Draw	8.91%	SOFR	525	10/29/2030	USD	419,389	415,773	419,389	[1,3,4,6]
Armada Parent, Inc.	First Lien Term Loan	8.91%	SOFR	525	10/29/2030	USD	28,602,993	28,482,276	28,602,993	[1,3,4,6]
Armada Parent, Inc.	Revolver	0.50%			10/29/2030	USD	3,411,591	(13,750)	-	[1,2,3,6]
Elk Bidco, Inc	Delayed Draw	1.00%			6/14/2032	USD	301,180	(675)	68	[1,2,3]
Elk Bidco, Inc	First Lien Term Loan	8.23%	SOFR	450	6/14/2032	USD	1,438,435	1,435,117	1,438,758	[1,3,4]
Elk Bidco, Inc	Revolver	0.50%			6/14/2032	USD	271,062	(608)	-	[1,2,3]
ENV BIDCO A.B.	Delayed Draw	1.00%			12/12/2031	EUR	865,234	-	(31,285)	[1,2,3,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
ENV BIDCO A.B.	First Lien Term Loan	7.29%	EURIBOR	500	12/12/2031	EUR	4,739,642	$5,564,266	$5,392,891	[1,3,4,8]
ENV BIDCO A.B.	First Lien Term Loan	8.73%	SOFR	500	12/12/2031	USD	2,411,934	2,411,934	2,402,253	[1,3,4]
Eshipping, LLC	Delayed Draw	1.00%			12/23/2032	USD	2,686,747	(12,934)	(24,225)	[1,2,3]
Eshipping, LLC	First Lien Term Loan	8.23%	SOFR	450	12/23/2032	USD	7,119,879	7,086,211	7,055,682	[1,3,4]
Eshipping, LLC	Revolver	8.23%	SOFR	450	12/23/2032	USD	1,343,373	10,565	4,680	[1,3,4,5]
FLS Holding, Inc.	Revolver	9.63%, 0.50% PIK	SOFR	575	12/17/2027	USD	2,022,370	1,957,373	1,703,415	[1,3,4,5,7]
FLS Holding, Inc.	Delayed Draw	9.63%, 0.50% PIK	SOFR	575	12/17/2028	USD	4,904,934	4,807,934	4,191,993	[1,3,4,7]
FLS Holding, Inc.	First Lien Term Loan	9.63%, 0.50% PIK	SOFR	575	12/17/2028	USD	22,562,696	22,366,416	19,283,166	[1,3,4,7]
Helix TS, LLC	Delayed Draw	1.00%			8/4/2030	USD	728,559	(10,925)	(10,928)	[1,2,3,6]
Heniff Holdco, LLC	First Lien Term Loan	9.77%	SOFR	610	12/3/2026	USD	4,390,385	4,390,385	3,857,269	[1,3,4,6]
Heniff Holdco, LLC	Revolver	9.77%	SOFR	610	12/3/2026	USD	1,941,840	1,941,840	1,706,046	[1,3,4,6]
Kenco PPC Buyer, LLC	First Lien Term Loan	7.92%	SOFR	425	11/15/2029	USD	6,037,093	5,990,997	6,037,093	[1,3,4,6]
Kenco PPC Buyer, LLC	Revolver	11.25%	PRIME	375	11/15/2029	USD	1,076,555	541,551	549,043	[1,3,4,5,6]
Lightbeam Bidco, Inc.	Revolver	0.50%			5/4/2029	USD	934,761	-	(8,428)	[1,2,3,6]
Lightbeam Bidco, Inc.	Delayed Draw	8.46%	SOFR	480	5/4/2030	USD	7,722,418	4,232,096	4,252,303	[1,3,4,5,6]
Lightbeam Bidco, Inc.	First Lien Term Loan	8.46%	SOFR	480	5/4/2030	USD	8,571,898	8,429,736	8,494,609	[1,3,4,6]
PLA Buyer, LLC	Delayed Draw	1.00%			11/22/2029	USD	842,866	(31,136)	(33,755)	[1,2,3]
PLA Buyer, LLC	First Lien Term Loan	10.66%	SOFR	700	11/22/2029	USD	5,503,826	5,103,905	5,283,412	[1,3,4]
PLA Buyer, LLC	Revolver	10.66%	SOFR	700	11/22/2029	USD	698,593	649,319	670,616	[1,3,4]
R1 Holdings LLC	Delayed Draw	10.41%	SOFR	675	12/29/2028	USD	1,221,905	1,221,510	1,186,425	[1,3,4,5]
R1 Holdings LLC	First Lien Term Loan	10.41%	SOFR	675	12/29/2028	USD	13,330,000	13,128,236	12,942,944	[1,3,4]
R1 Holdings LLC	Revolver	10.44%	SOFR	675	12/29/2028	USD	2,714,932	2,405,823	2,348,770	[1,3,4,5]
RJW Group Holdings, Inc.	Delayed Draw	1.00%			11/26/2031	USD	1,739,131	(16,331)	(5,507)	[1,2,3]
RJW Group Holdings, Inc.	Delayed Draw	8.67%	SOFR	500	11/26/2031	USD	1,217,391	1,025,020	1,039,623	[1,3,4,5]
RJW Group Holdings, Inc.	First Lien Term Loan	8.73%	SOFR	500	11/26/2031	USD	26,782,608	26,449,686	26,586,373	[1,3,4]
RPM Intermediate Holdings, Inc.	First Lien Term Loan	10.01%	SOFR	625	9/11/2028	USD	9,532,924	9,398,906	9,532,924	[1,3,4]
SEKO Global Logistics Network, LLC	Delayed Draw	14.21%	SOFR	1050	11/27/2029	USD	248,561	192,983	193,325	[1,3,4,5]
SEKO Global Logistics Network, LLC	First Lien Term Loan	13.67%	SOFR	1000	11/27/2029	USD	1,772,094	1,755,343	1,772,094	[1,3,4]
SEKO Global Logistics Network, LLC	First Lien Term Loan	14.17%	SOFR	1050	11/27/2029	USD	465,513	464,869	465,513	[1,3,4]
SEKO Global Logistics Network, LLC	First Lien Term Loan	10.67%	SOFR	700	5/28/2030	USD	4,807,807	4,807,807	3,697,204	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
SV Newco 2, Inc.	Delayed Draw	8.73%	SOFR	500	5/31/2031	USD	75,156,917	$29,417,281	$29,817,968	[1,3,4]
SV Newco 2, Inc.	First Lien Term Loan	8.73%	SOFR	500	5/31/2031	USD	30,271,100	30,074,953	30,250,683	[1,3,4]
SV Newco 2, Inc.	Revolver	0.50%			5/31/2031	USD	2,226,562	(24,475)	-	[1,2,3]
SV Newco 2, Inc.	Revolver	8.73%	SOFR	500	5/31/2031	USD	2,460,937	1,610,712	1,633,834	[1,3,4,5]
Vehicle Management Services LLC	First Lien Term Loan	10.15%	SOFR	625	7/26/2028	USD	1,850,228	1,833,379	1,802,122	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	10.18%	SOFR	625	7/26/2028	USD	21,742,829	21,580,490	21,177,514	[1,3,4]
Vehicle Management Services, LLC	First Lien Term Loan	10.15%	SOFR	625	7/26/2028	USD	24,795,386	24,329,133	24,150,706	[1,3,4]
Vehicle Management Services, LLC	Revolver	12.00%	PRIME	525	7/26/2028	USD	4,724,353	3,629,603	3,562,163	[1,3,4,5]
Zeppelin US Buyer Inc.	Delayed Draw	1.00%			8/2/2032	USD	310,152	(2,903)	-	[1,2,3,6]
Zeppelin US Buyer Inc.	First Lien Term Loan	8.48%	SOFR	475	8/2/2032	USD	1,013,164	1,004,013	1,013,164	[1,3,4,6]
Zeppelin US Buyer Inc.	Revolver	8.41%	SOFR	475	8/2/2032	USD	159,812	61,397	62,783	[1,3,4,5,6]
								280,095,101	274,467,683
Utilities — 0.0%
BGIF IV Fearless UTI	Delayed Draw	1.00%			6/6/2033	USD	548,091	(8,190)	(8,221)	[1,2,3,6]
Dimension Energy LLC	Delayed Draw	7.73%	SOFR	400	2/29/2028	USD	1,201,276	748,496	744,012	[1,3,4,5]
EDPO, LLC	Delayed Draw	8.39%	SOFR	475	12/8/2027	USD	315,025	315,025	312,973	[1,3,4,6]
EDPO, LLC	Revolver	8.39%	SOFR	475	12/8/2028	USD	973,718	317,294	318,230	[1,3,4,5,6]
EDPO, LLC	Delayed Draw	1.00%			12/10/2029	USD	1,217,148	(11,042)	(7,929)	[1,2,3,6]
EDPO, LLC	First Lien Term Loan	8.39%	SOFR	475	12/10/2029	USD	1,214,105	1,203,581	1,206,196	[1,3,4,6]
								2,565,164	2,565,261
Total Senior Secured Loans								23,452,435,755	23,197,242,356

Private Investment Vehicles — 42.8%
Investment Partnerships — 5.0%
AG Twinbrook Origination Fund I, L.P.						USD	N/A	23,872,182	26,544,970	[1,12,13]
Antares Senior Loan Parallel Feeder Fund III (Cayman) LP						USD	N/A	131,250,000	127,849,310	[1,12,13]
Ares Commercial Finance LP						USD	N/A	128,561,705	143,776,764	[1,12,13]
Ares Specialty Healthcare Fund (L), L.P.						USD	N/A	25,182,303	27,708,502	[1,12,13]
ASP (Feeder) SPC III-A1 LP						USD	N/A	10,629,710	10,966,286	[1,12,13]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	13,849,581	19,999,243	[1,12,13]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Blackstone Technology Senior Direct Lending Fund LP						USD	N/A	$152,589,250	$150,497,569	[1,12,13]
Blue Owl MC Debt Opportunities LP						USD	N/A	24,365,352	25,853,214	[1,12,13]
BPC Private Senior Loan Fund LP						USD	N/A	48,773,676	50,809,586	[1,12,13]
Canal Road Private Credit Fund, LP						USD	N/A	16,548,654	17,106,642	[1,12,13]
Golub Capital Direct Lending Fund, L.P., Series SL-A						USD	N/A	63,563,127	63,824,008	[1,12,13]
Hayfin Tactical Solutions Fund (US Parallel) LP						USD	N/A	18,128,520	19,989,041	[1,12,13]
HPS Mezzanine Partners 2019, L.P.						USD	N/A	6,532,948	7,359,286	[1,12,13]
HPS Offshore Mezzanine Partners 2019, LP						USD	N/A	20,469,091	23,660,884	[1,12,13]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	50,352,064	62,014,204	[1,12,13]
HPS Specialty Loan Fund V Feeder, L.P.						USD	N/A	56,930,088	62,357,009	[1,12,13]
Investec Private Debt Fund II SCSp						EUR	N/A	6,217,754	6,223,785	[1,8,12,13]
KKR Institutional Middle Market Fund LP						USD	N/A	278,999,970	284,409,613	[1,12,13]
Kohlberg Private Credit Investors Master Fund, L.P.						USD	N/A	-	91,540	[1,12,13]
Kohlberg Private Credit Investors Rated Feeder-L, L.L.C.						USD	N/A	13,750,000	11,929,830	[1,12,13]
LuminArx Direct Lending Onshore Fund LP						USD	N/A	978,857	985,521	[1,12,13]
Morgan Stanley European Private Income Fund Class IHD						USD	N/A	5,000,000	5,020,095	[1,12,13]
New Mountain Guardian V (Levered), L.P.						USD	N/A	-	-	[1,12,13,17]
North Haven Direct Lending Fund L.P.						USD	N/A	22,500,000	25,160,593	[1,12,13]
North Wall Tactical Credit Delaware Feeder Fund LP						USD	N/A	54,101,695	57,941,754	[1,12,13]
NXT Capital Senior Loan Fund VII, LP						USD	N/A	12,595,770	11,346,202	[1,12,13]
Odyssey Co-Investment Partners B, LLC						USD	N/A	1,949,774	1,450,157	[1,12,13]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Penfund Prime U.S. Feeder LP						USD	N/A	$14,580,820	$14,361,241	[1,3]
Redwood Enhanced Income Fund, LP						USD	N/A	40,600,000	29,039,544	[1,12,13]
Stonepeak Infrastructure Credit Fund II (Levered) LP.						USD	N/A	48,473,968	48,673,176	[1,12,13]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	5,854,712	2,489,763	[1,12,13]
TCW Rescue Financing Fund II, L.P.						USD	N/A	16,998,579	17,116,262	[1,12,13]
Thoma Bravo Credit Fund III Feeder, LP						USD	N/A	69,345,115	69,043,383	[1,12,13]
Thompson Rivers LLC						USD	N/A	4,609,683	804,915	[1,12,13]
Varagon Capital Direct Lending Fund, L.P.						USD	N/A	43,750,000	40,431,275	[1,12,13]
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.						USD	N/A	28,699,555	26,473,622	[1,12,13]
VPC Credit Origination Fund, L.P.						USD	N/A	1,000,000	827,215	[1,12,13]
Waccamaw River LLC						USD	N/A	6,350,070	38,633	[1,12,13]
West Street Loan Partners V, SLP						USD	N/A	20,174,487	19,865,695	[1,12,13]
								1,488,129,060	1,514,040,332
Joint Ventures — 0.3%
Capstone Lending LLC						USD	N/A	26,132,904	26,804,924	[1,12,13,18]
FBLC Senior Loan Fund LLC						USD	N/A	58,539,637	52,414,981	[1,12,13,18]
								84,672,541	79,219,905
Non-Listed Business Development Companies — 7.5%
26North BDC, Inc.						USD	1,594,839	40,000,000	39,873,474	[1,12,13]
Ares Strategic Income Fund						USD	3,820,632	100,000,000	103,110,584	[1,12,13]
Barings Capital Investment Corporation						USD	4,312,845	95,000,000	95,581,837	[1,12,13]
Barings Private Credit Corporation						USD	42,041,303	854,012,670	842,012,713	[1,12,13]
Blue Owl Credit Income Corp.						USD	16,163,843	150,000,000	147,824,699	[1,12,13]
Carlyle Credit Solutions, Inc.						USD	783,855	15,778,996	14,259,626	[1,12,13]
Golub Capital BDC 4, Inc.						USD	13,333,333	200,000,000	202,950,478	[1,12,13]
Golub Capital Direct Lending Corporation						USD	3,336,386	50,000,000	50,680,657	[1,12,13]
Golub Capital Private Credit Fund						USD	7,977,662	200,000,000	193,606,414	[1,12,13]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
KKR FS Income Trust						USD	2,091,712	$59,500,000	$61,030,276	[1,12,13]
KKR FS Income Trust Select						USD	992,566	25,000,000	24,793,558	[1,12,13]
Lord Abbett Private Credit Fund						USD	1,003,924	25,100,000	24,894,737	[1,12,13]
New Mountain Guardian IV BDC, L.L.C.						USD	5,000,000	50,000,000	49,978,734	[1,12,13]
New Mountain Private Credit Fund						USD	1,369,499	34,237,471	31,889,174	[1,12,13]
Sixth Street Lending Partners						USD	1,000,192	26,626,335	28,813,403	[1,12,13]
Stellus Private Credit BDC Feeder LP						USD	N/A	34,195,003	34,827,914	[1,12,13]
Stone Point Credit Corporation						USD	3,859,978	75,500,000	75,440,884	[1,12,13]
Stone Point Credit Income Fund						USD	1,421,271	35,475,516	35,211,764	[1,12,13]
T. Rowe Price OHA Select Private Credit Feeder Fund LLC						USD	3,606,267	100,000,000	94,455,927	[1,12,13]
TCW Specialty Lending LLC						USD	3,199,997	63,999,942	63,910,665	[1,12,13]
Varagon Capital Corporation						USD	1,925,963	19,296,490	17,894,635	[1,12,13]
Vista Credit Strategic Lending Corp.						USD	1,934,563	38,082,783	37,222,226	[1,12,13]
								2,291,805,206	2,270,264,379
Private Collateralized Fund Obligations — 0.2%
Dawson Logan 2025-L5 - Class B		9.07%	SOFR	550	11/15/2040	USD	14,875,000	14,875,000	15,243,900	[1,3,4]
Dawson Logan 2025-L5 - Class B		9.07%	SOFR	550	11/15/2040	USD	59,213,317	-	1,468,490	[1,3,4,5]
Dawson Logan 2025-L5 - Class B	Delayed Draw	9.07%	SOFR	550	11/15/2040	USD	671,424	671,424	688,075	[1,3,4]
Dawson Logan 2025-L5 - Class B		9.77%	SOFR	550	11/15/2040	USD	10,240,259	10,240,259	10,494,218	[1,3,4]
Dawson Logan 2025-L5 - Class C		12.32%	SOFR	875	11/15/2040	USD	11,888,442	11,888,442	11,708,927	[1,3,4]
Dawson Logan 2025-L5 - Class C		12.32%	SOFR	875	11/15/2040	USD	45,280,772	-	(683,740)	[1,3,4,5]
Dawson Logan 2025-L5 - Class C		13.02%	SOFR	875	11/15/2040	USD	7,830,786	7,830,787	7,712,541	[1,3,4]
Dawson Rated Fund 6-R2 LP	Delayed Draw	10.35%	SOFR	600	12/15/2034	USD	17,516,685	17,516,685	18,306,688	[1,3,4]
Dawson Rated Fund 6-R2 LP	Delayed Draw	10.35%	SOFR	600	12/15/2034	USD	3,544,214	-	159,844	[1,3,4,5]
Dawson Rated Fund 6-R2 LP	Delayed Draw	10.25%	SOFR	600	12/15/2034	USD	7,830,786	7,830,786	8,183,955	[1,3,4]
								70,853,383	73,282,898

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Private Collateralized Loan Obligations — 27.8%
Antares Archer Offshore Feeder Fund, LP						USD	N/A	$6,000,000	$6,091,773	[1,12,13]
Antares Loan Funding I Ltd.					6/15/2034	USD	N/A	96,880,000	106,385,195	[1,12,13]
Antares Loan Funding I Ltd. - Class B		6.42%	SOFR	275	2/17/2032	USD	45,156,072	45,156,072	44,975,999	[1,3,4]
Antares Loan Funding I Ltd. - Class C		6.92%	SOFR	325	2/17/2032	USD	90,779,087	90,779,086	88,679,437	[1,3,4]
Antares Loan Funding I Ltd. - Class D		9.92%	SOFR	625	2/17/2032	USD	35,671,933	35,671,933	34,803,815	[1,3,4]
Apogem CLO Holdco, LLC - Series 1						USD	N/A	30,446,429	30,464,269	[1,12,13]
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC					8/30/2040	USD	N/A	13,773,226	14,490,965	[1,12,13]
ASP CLO Holdco, LLC - Series 1						USD	N/A	191,360,627	189,999,719	[1,12,13]
ASP Summa LLC - Class B		7.39%	SOFR	370	2/10/2031	USD	175,000,000	175,000,000	175,000,000	[1,3,4]
BlackRock MT. Lassen Senior Loan XII					12/28/2032	USD	N/A	443,340,939	478,981,718	[1,12,13]
BlackRock Shasta Senior Loan Fund VII, LLC					1/22/2033	USD	N/A	664,822,677	598,116,366	[1,12,13]
CLFK, LLC, Series 2025-1					7/31/2037	USD	N/A	259,694,931	263,731,206	[1,12,13]
Crestline Structured Note Issuer I LLC					8/26/2040	USD	N/A	315,153,992	320,134,476	[1,12,13]
Crimson Point, L.P. - Class C		8.67%	SOFR	500	1/28/2041	USD	3,286,500	4,221,000	3,286,500	[1,3,4]
GPG Loan Funding, LLC					4/29/2030	USD	N/A	563,530,891	580,238,954	[1,12,13]
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC					4/10/2038	USD	N/A	31,312,480	35,419,387	[1,3]
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC - Class C		11.16%	SOFR	750	4/10/2038	USD	50,000,000	30,279,323	30,569,184	[1,3,4,5]
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC - Class D		12.30%	SOFR	864	4/10/2038	USD	50,000,000	29,529,323	32,223,714	[1,3,4,5]
KCLF Note Issuer I SPV, LLC					1/15/3033	USD	N/A	264,025,000	272,101,683	[1,12,13]
KIMM CLO 2 LLC					4/15/2038	USD	N/A	46,665,000	48,702,656	[1,12,13]
KIMM CLO I LLC					10/15/2036	USD	N/A	54,387,000	46,426,809	[1,9,10,12,13,14]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Madison Avenue CLO I Holdco LLC - Series 1					8/30/2040	USD	N/A	$182,878,838	$189,654,749	[1,12,13]
Manor Park Holdco LLC					10/20/2035	USD	N/A	249,070,926	256,813,172	[1,12,13]
NXT Capital Structured Note I LLC					1/26/2031	USD	N/A	258,218,849	265,207,735	[1,12,13]
Oak Park Funding, LLC					3/9/2035	USD	N/A	187,965,719	194,265,372	[1,12,13]
Palisades CLO II, LLC					5/15/2034	USD	N/A	95,030,619	98,283,194	[1,12,13]
Palisades CLO, LLC					2/28/2037	USD	N/A	207,333,773	226,130,370	[1,12,13]
Palisades CLO, LLC - Class C-R		11.69%	SOFR	800	2/28/2037	USD	87,000,000	87,000,000	87,000,000	[1,4,12,13]
Pier 44 Funding LP					5/31/2031	USD	N/A	175,104,167	176,661,458	[1,12,13]
Private Credit Fund C-1 Holdco, LLC - Series 1						USD	N/A	864,489,690	867,189,780	[1,12,13]
Raven Senior Loan Fund LLC					12/31/2099	USD	N/A	500,000,000	490,408,271	[1,12,13]
Ridge Point LLC					10/20/2035	USD	N/A	155,175,573	162,990,057	[1,12,13]
Silver Point Loan Funding, LLC					10/20/2033	USD	N/A	929,059,024	1,043,818,320	[1,12,13]
South Cove Funding LLC					6/4/2040	USD	N/A	485,904,071	499,209,345	[1,12,13]
Stone Point Credit MM CLO 2025-2, LLC - Class B		6.68%	SOFR	300	10/20/2035	USD	27,800,000	27,800,000	27,521,000	[1,3,4]
Stone Point Credit MM CLO 2025-2, LLC - Class C		7.68%	SOFR	400	10/20/2035	USD	31,600,000	31,600,000	31,013,000	[1,3,4]
TB Funding Ltd.					4/30/2032	USD	N/A	58,334,539	59,037,751	[1,12,13]
TCW Marina SL LLC					8/30/2040	USD	N/A	116,215,538	124,958,074	[1,12,13]
Varagon Structured Note Issuer I, LLC					10/20/2033	USD	N/A	230,537,813	243,666,490	[1,12,13]
								8,233,749,068	8,444,651,963
Private Equity — 0.1%
26North Direct Lending Management						USD	7	6,667	2,070,767	[1,3]
Blue Owl Capital Technology Holdings II LLC, Class A1						USD	2	1,377,453	4,352,688	[1,3]
Blue Owl Capital Technology Holdings II LLC, Class A2						USD	4	364,501	463,447	[1,3]
Carlyle Global Credit Investment Management L.L.C.						USD	1	103,729	1,923	[1,3]
FS KKR Advisor LLC						USD	N/A	-	5,547,256	[1,3]
OHA Private Credit Advisors, LLC						USD	N/A	50,000	1,048,365	[1,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Penfund Prime Management Ltd. - Class B						USD	75	$75	$430,313	[1,3]
Penfund Prime Special Limited Partnership						USD	1	75	238,930	[1,3]
Stellus Private BDC Advisor, LLC						USD	N/A	-	2,070,775	[1,3]
Stone Point Credit Income Advisor LLC						USD	N/A	62,500	1,160,333	[1,3]
TCW Asset Management Company LLC						USD	1	-	-	[1,3]
Vista Credit BDC Management, L.P.						USD	200	20,000	5,797,140	[1,3]
								1,985,000	23,181,937
Special Purpose Vehicle for Common and Preferred Equity — 0.4%
Boost Co-Invest LP						USD	N/A	3,976,218	6,345,010	[1,12,13]
HPS KP Mezz 2019 Co-Invest, LP						USD	N/A	74,380,895	106,867,807	[1,12,13]
HPS KP SIP V Co-Investment Fund, LP						USD	N/A	13,065,633	21,267,894	[1,12,13]
								91,422,746	134,480,711
Special Purpose Vehicle for Common Equity — 0.5%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	6,694,993	7,898,799	[1,12,13]
KLC Fund 0225-CI LP						USD	N/A	120,083	119,852	[1,12,13]
KWOL Co-Invest, LP						USD	N/A	22,500,000	40,686,085	[1,12,13]
Marilyn Co-Invest, L.P.						USD	N/A	69,065,006	102,939,501	[1,12,13]
THL Fund IX Investor Plymouth II LP						USD	N/A	1,587,361	2,818,609	[1,3]
Varsity Healthcare Partners VetEvolve Co-Invest A, LP						USD	N/A	3,085,526	5,123,332	[1,12,13]
								103,052,969	159,586,178
Special Purpose Vehicle for Preferred Equity — 0.3%
CCOF Alera Aggregator, L.P.						USD	N/A	9,767,505	15,555,609	[1,12,13]
CCOF Sierra II, L.P.						USD	N/A	15,685,485	18,803,384	[1,12,13]
Chilly HP SCF Investor, LP						USD	N/A	2,011,799	2,245,589	[1,12,13]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	19,155,759	31,560,899	[1,12,13]
Minerva Co-Invest, L.P.						USD	N/A	23,232,361	37,123,805	[1,12,13]
								69,852,909	105,289,286

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Special Purpose Vehicle for Senior Secured Loans — 0.7%
Capricorn Co-Invest, L.P.						EUR	N/A	$37,786,328	$43,979,102	[1,8,12,13]
Carlyle EDL Dance Aggregator, L.P.						EUR	N/A	30,090,188	32,494,632	[1,8,12,13]
Chiron Co-Invest, L.P.						USD	N/A	49,050,636	52,521,610	[1,12,13]
CW Credit Opportunity 2 LP						USD	N/A	46,987,823	53,239,556	[1,12,13]
ICG European Direct Lending X SCSp						EUR	N/A	24,968,863	24,718,261	[1,8,12,13]
Proxima Co-Invest, L.P.						USD	N/A	-	381,701	[1,12,13]
								188,883,838	207,334,862
Special Purpose Vehicle for Subordinated Debt — 0.0%
Milano Co-Invest, L.P.						USD	N/A	4,021,231	4,038,131	[1,12,13]
Total Private Investment Vehicles								12,628,427,951	13,015,370,582

Subordinated Debt — 1.4%
Banks — 0.0%
Freedom Funding Center LLC		12.00% PIK	PRIME		10/1/2037	USD	10,000,000	10,000,000	10,268,555	[1,4,7]

Commercial & Professional Services — 0.0%
KWOR Acquisition, Inc. Holdco Note	First Lien Term Loan	11.67%	SOFR	800	2/28/2030	USD	5,348,436	5,348,436	5,348,436	[1,3,4]

Consumer Discretionary Distribution & Retail — 0.1%
Consilio Midco Limited	Delayed Draw	11.19%	SOFR	750	4/11/2033	USD	4,477,612	(67,164)	(14,617)	[1,3,4,5]
Consilio Midco Limited	First Lien Term Loan	9.97%	EURIBOR	750	4/11/2033	EUR	7,048,071	7,921,683	8,053,098	[1,3,4,8]
Consilio Midco Limited	First Lien Term Loan	11.18%	SOFR	750	4/11/2033	USD	10,433,727	10,299,932	10,399,667	[1,3,4]
								18,154,451	18,438,148
Consumer Services — 0.1%
Apex Service Partners, LLC	Delayed Draw	14.25% PIK	PRIME		4/23/2031	USD	9,094,135	9,046,773	9,034,895	[1,3,4,7]
Apex Service Partners, LLC	First Lien Term Loan	14.25% PIK	PRIME		4/23/2031	USD	18,793,907	18,592,880	18,671,481	[1,3,4,7]
								27,639,653	27,706,376
Financial Services — 0.2%
OTR Midco, LLC		12.00%			12/30/2030	USD	5,500,000	5,500,000	5,500,000	[1,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Sigma Irish Acquico Limited	First Lien Term Loan	10.58%	EURIBOR	825	3/20/2033	EUR	5,000,000	$5,330,137	$5,668,943	[1,3,4,8]
TA KHP Aggregator, L.P		12.50%			12/30/2032	USD	2,606,085	2,575,460	2,485,429	[1,3]
Themis Topco	First Lien Term Loan	9.53%	EURIBOR	750	8/21/2032	EUR	1,620,505	1,871,047	1,786,392	[1,3,4,8]
Wealth Enhancement Group, LLC	First Lien Term Loan	13.00% PIK			5/26/2033	USD	26,892,317	26,452,221	26,908,452	[1,3,7]
								41,728,865	42,349,216
Food, Beverage & Tobacco — 0.0%
Forward Keystone Holdings, LP	Delayed Draw	15.00%, 8.00% PIK	PRIME	750	3/18/2029	USD	105,586	25,432	27,224	[1,3,4,5,6,7]
Forward Keystone Holdings, LP	First Lien Term Loan	15.00%, 8.00% PIK	PRIME	750	3/18/2029	USD	298,788	281,931	287,061	[1,3,4,5,6,7]
								307,363	314,285
Health Care Equipment & Services — 0.1%
Hygie31 Holding	First Lien Term Loan	11.17%	EURIBOR	850	9/28/2030	EUR	3,010,000	3,528,722	3,439,214	[1,3,4,8]
PAW Midco, Inc.	First Lien Term Loan	11.50% PIK			12/22/2031	USD	1,460,577	1,444,173	1,329,572	[1,3,7]
PPV Intermediate Holdings LLC	Delayed Draw	13.75%			8/31/2030	USD	2,782,075	2,738,400	2,582,938	[1,3,4]
PPV Intermediate Holdings LLC	First Lien Term Loan	13.75% PIK			8/31/2030	USD	8,831,749	8,737,129	8,199,584	[1,3,7]
PPV Intermediate Holdings LLC	First Lien Term Loan	14.75% PIK			8/31/2030	USD	21,980,997	21,653,961	20,407,626	[1,3,7]
								38,102,385	35,958,934
Insurance — 0.0%
15484880 Canada, Inc.	Delayed Draw	1.00%			4/2/2035	CAD	67,858	(1,119)	161	[1,2,3,6,8]
15484880 Canada, Inc.	First Lien Term Loan	14.00%	CORRA		4/2/2035	CAD	256,849	177,519	181,096	[1,3,4,6,8]
Odeon Bidco	Delayed Draw	11.04%	EURIBOR	875	3/29/2030	EUR	7,104,007	8,220,242	7,935,822	[1,3,4,8]
								8,396,642	8,117,079
Real Estate Management & Development — 0.0%
Associations, Inc.	First Lien Term Loan	14.25% PIK			5/3/2030	USD	9,836,162	9,836,162	9,801,680	[1,3,4,7]

Software & Services — 0.9%
Arcserve - Class B		9.00% PIK			7/2/2029	USD	507,843	469,349	431,247	[1,3,7]
Arcserve - Class C		9.00% PIK			7/2/2029	USD	519,420	480,048	441,077	[1,3,7]
Evergreen Services Group II, LLC	Delayed Draw	13.00%	PRIME	625	4/5/2031	USD	5,675,201	5,567,197	5,347,287	[1,3,4]
Evergreen Services Group II, LLC	Delayed Draw	13.75% PIK	PRIME		4/5/2031	USD	11,489,631	11,394,507	11,467,459	[1,3,4,7]
Evergreen Services Group II, LLC	First Lien Term Loan	12.75%			4/5/2031	USD	22,166,290	21,796,936	20,662,557	[1,3,4]
Evergreen Services Group II, LLC	First Lien Term Loan	13.75% PIK	PRIME		4/5/2031	USD	20,923,553	20,737,304	20,883,177	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Evergreen Services Group II, LLC	Delayed Draw	12.25%	PRIME	550	9/19/2032	USD	4,321,584	$4,248,424	$4,028,413	[1,3,4]
Fullsteam Holdco, L.P.	First Lien Term Loan	13.00% PIK	PRIME		8/8/2032	USD	42,778,479	42,228,674	42,516,839	[1,3,4,7]
Ion Finance Holdings	Delayed Draw	9.68%	EURIBOR	800	9/30/2031	EUR	4,290,580	4,507,484	4,305,832	[1,3,4,8]
Ion Finance Holdings	First Lien Term Loan	9.68%	EURIBOR	800	9/30/2031	EUR	39,909,420	41,926,988	40,051,290	[1,3,4,8]
Tango Bidco SAS	Delayed Draw	7.45%	EURIBOR	525	10/17/2031	EUR	18,327,873	17,064,657	18,038,776	[1,3,4,5,8]
Tango Bidco SAS	First Lien Term Loan	7.45%	EURIBOR	525	10/17/2031	EUR	51,204,255	54,860,383	57,063,148	[1,3,4,8]
Tango Bidco SAS	Delayed Draw	10.44% PIK	EURIBOR	800	10/4/2032	EUR	12,757,552	8,202,937	8,629,285	[1,3,4,5,7,8]
Tango Bidco SAS	First Lien Term Loan	10.44% PIK	EURIBOR	800	10/4/2032	EUR	11,917,153	12,796,637	13,129,772	[1,3,4,7,8]
								246,281,525	246,996,159
Transportation — 0.0%
AWC-MH Acquisition LLC					10/1/2026	USD	827,982	-	-	[1,3]
Total Subordinated Debt								405,795,482	405,298,868

Common Stocks — 0.5%
Automobiles & Components — 0.0%
AWI Investor, LP - Class A						USD	200,800	100,400	-	[1,3]
CAP-KSI Investor, LP - Class A						USD	212,000	-	-	[1,3]
Next Horizon Capital TireCo SPV, LP						USD	1	1,000	1,264	[1,3,6]
Continental Group Holdings L.P. - Class A						USD	12,345	-	-	[1,3]
SUP Parent Holdings, LLC						USD	8,758	1,423,175	2,187,871	[1,3]
								1,524,575	2,189,135
Banks — 0.0%
Forbright Inc						USD	280,309	3,611,111	5,126,852	[1]

Capital Goods — 0.0%
Livewire Co-Invest Holdings LP						USD	1	1,000	1,000	[1,3,6]
Snowy Owl Topco, LLC						USD	4,282,478	2,115,544	2,115,544	[1,3]
AMG Equity, L.P. - Class A						USD	81	81,600	76,713	[1,3]
Arkview Capital Fund I NT LP		8.00% PIK				USD	1	70,400	71,311	[1,3,7]
Calibration Co-Invest Holdings LP						USD	390,000	390,000	390,953	[1,3]
Elastomers Platform Holdings, LP		10.00% PIK				USD	29,580	23,382	50,810	[1,3,7]
Ensurance PT Technology Holdings LLC						USD	1	100	111	[1,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
HCI Highland Holdings, LLC - Class A						USD	5,047	$11,355	$1,955	[1,3]
ISC CG Buyer, LLC - Class A						USD	450	450,000	443,817	[1,3]
Jaguar CG Parent, LP - Class A						USD	338	337,845	305,184	[1,3]
L2 Cognesense Parent Holdings, LP - Class A		8.00% PIK				USD	149	79,779	73,583	[1,3,7]
Lehman Pipe Holdings LLC - Class A		8.00% PIK				USD	102	102,200	27,894	[1,3,7]
MY Parent Holdings, LLC						USD	2,076	207,600	255,298	[1,3]
Reno Opco Holding, LLC - Class A						USD	13	26,017	4,723	[1,3]
US Anchors Investor, LP - Class A						USD	112,236	-	-	[1,3]
VSC Safety Holdings LLC - Class A						USD	750	75,000	50,642	[1,3]
WG Topco, LLC - Class B						USD	57,200	33,616	76,732	[1,3]
								4,005,438	3,946,270
Commercial & Professional Services — 0.0%
Bluejack Fire Holdings, LLC - Class A-1						USD	1	1,000	944	[1,3,6]
Broadway Co-Invest Holdings LP						USD	520,000	520,000	606,437	[1,3]
GEDS Equity Investors, LP - Class A						USD	271	35,812	-	[1,3]
Maxwell Ultimate Holdings, L.P. - Class A						USD	1,010	-	-	[1,3,6]
Polaris Labs Holdings, LP - Class A						USD	10	10,220	17,336	[1,3]
Pond Management Group Holdings LLC - Class A						USD	10	1,000	1,000	[1,3,6]
Talon Holdings SCSp - Class A						USD	50,000	50,000	58,450	[1,3,6]
Unity Ultimate Holdings, LP - Class A						USD	1,000	1,000	996	[1,3,6]
White Tiger Newco, LLC - Class A						USD	63,640	7,637,370	1,373,988	[1,3]
KWOR Intermediate I, Inc. - Class A-1						USD	2,938	-	-	[1,3]
Poinsett Merger Sub, LLC - Class A-1						USD	1,000	1,000	973	[1,3,6]
MS Precision Parent, LP - Class A-1						USD	1,000	1,000	1,131	[1,3,6]
Secret Aggregator 1 Limited						GBP	285	355	-	[1,3,8]
TVG-ESS Holdings, LLC						USD	200	100,000	469,308	[1,3,15]
								8,358,757	2,530,563

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Consumer Discretionary Distribution & Retail — 0.0%
HD Parts Holdings, LLC - Class A						USD	9	$-	$-	[1,3]

Consumer Durables & Apparel — 0.0%
Head Rush Co-Investment Holdings LLC - Class C						USD	111,500	111,500	-	[1,3]
Seven Equity Holdings, LLC						USD	231,600	231,600	352,055	[1,3]
SLF V NL Parent, LLC						USD	1,427	310,533	-	[1,3]
Spanx, LLC						USD	189,070,728	11,816,920	11,816,920	[1,3]
BPCP NSA Holdings, Inc.						USD	13	12,675	21,280	[1,3]
								12,483,228	12,190,255
Consumer Services — 0.1%
A1 Garage Blocker Aggregator, LP - Class A						USD	1,500	1,500,000	7,180,059	[1,3]
AP Rainbow Co-Invest LP						USD	2,000	2,008	2,008	[1,3,6]
HT Investors, LLC - Class A						USD	542	54,009	74,729	[1,3]
LGP TG Aggregator, LLC						USD	10	1,000	928	[1,3,6]
LH Equity Investors, L.P. - Class A		14.00% PIK				USD	1	963	1,105	[1,3,6,7]
Lightning TopCo HoldCo LP - Class A						USD	588	588,016	588,016	[1,3]
Saguaro Group Holdings, L.P - Class R						USD	10,000	10,000,000	12,107,300	[1,3]
TWST Holdings, LLC - Class A						USD	-	1,000	1,163	[1,3,6]
								12,146,996	19,955,308
Consumer Staples Distribution & Retail — 0.0%
GMF Group Holdings Class A-2						USD	1	1,000	1,000	[1,3,6]

Energy — 0.0%
Eaglerock Land LLC - Class B						USD	382,670	-	-	[1,3]
Eaglerock Land Opco - Class B						USD	382,670	-	8,131,738	[1]
								-	8,131,738
Financial Services — 0.2%
Blue Owl Technology Finance Corp						USD	5,908,955	101,043,130	61,157,684	[1]
Carlyle Secured Lending, Inc.						USD	207,319	3,495,518	2,183,069	[1]
CWC Fund I Co-Invest (MFA) LP.		8.00% PIK				USD	1	1,096	995	[1,3,6,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Integrum Grit Co-Invest LP						USD	1	$602	$699	[1,3,6]
Rio Grande Credit Partners LLC						USD	5	5	-	[1,3]
								104,540,351	63,342,447
Food, Beverage & Tobacco — 0.0%
Forward Keystone Holdings, LP						USD	1,000	1,000	1,038	[1,3,6]
QVF Parent, LP						USD	666,666	666,667	1,173,333	[1,3,6]
SBC Aggregator LP						USD	1	875	1,185	[1,3,6]
								668,542	1,175,556
Health Care Equipment & Services — 0.1%
PCP Accelerate Holdings, LP						USD	110,000	110,000	128,609	[1,3]
ACI Buyer, LLC						USD	13,043	5,414,833	5,414,833	[1,3,6]
BCDI Legacy Holdings, LP - Class A						USD	338	337,828	337,830	[1,3]
BCPE Hyperlink Holdings, LP						USD	100	1,000	1,174	[1,3,6]
Brave Topco Holdings, LP						USD	1,000,000	1,000,000	1,060,000	[1,3]
Cascade Equity Holdings, LLC						USD	666,667	666,667	507,096	[1,3,6]
Creek Feeder, L.P.						USD	1	1,000	1,414	[1,3,6]
Datalink A&R - Class A-1						USD	3,556	-	-	[1,3]
DCA TOPCO LLC						USD	659,433	5,966,400	5,966,400	[1,3]
ECC NPC Holdco, LP						USD	600	600,000	574,125	[1,3]
ERC TOPCO Holdings, Inc.						USD	2,914	3,712,390	-	[1,3]
General Atlantic (USU) Blocker Collection Holdco, L.P.						USD	1,000	1,000	1,717	[1,3,6]
General Atlantic (USU-2) Coinvest, L.P.						USD	1	208	209	[1,3,6]
HEC Topco, LP - Class A						USD	206	206,400	326,201	[1,3]
Nationwide Medical Holdings, LLC - Class B						USD	115,800	-	58,746	[1,3]
New SD Holding Company, L.P.						USD	2,692	1,884,344	1,819,953	[1,3,6]
PCP Release Aggregator, LP						USD	510	510,000	446,402	[1,3]
SDB Holdco, LLC - Class A						USD	34,545,390	-	-	[1,3]
VHP Advocate Aggregator LP						USD	225,500	41,827	181,481	[1,3]
Wildcats Topco LLC						USD	146,484	146,484	183,933	[1,3]
Galaxy TopCo I, L.P. - Class A-1						USD	1,000	1,000	1,000	[1,3,6]
								20,601,381	17,011,123

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Insurance — 0.0%
15484880 Canada, Inc. - Class A2 Series 2						CAD	1,000	$699	$685	[1,3,6,8]
ACC Ultimate Holding, L.P. - Series A						USD	450,000	4,500,000	-	[1,3]
ACC Ultimate Holding, L.P. - Series C						USD	52,325	326,503	653,006	[1,3]
								4,827,202	653,691
Materials — 0.0%
NCP MSI Co-Invest, LP						USD	1	669	980	[1,3,6]
48Forty Topco LLC - Class A-1						USD	2,964	-	-	[1,3]
Absorbent Fiber Parent Holding, LP - Class A						USD	1,455	1,454,546	1,454,545	[1,3]
Buckman PPC Co-Invest LP						USD	1	1,003	1,146	[1,3,6]
Comar Aggregator Co, LLC - Class B						USD	4,970	-	-	[1,3]
Comar Aggregator Co., LLC - Class A						USD	3,208	1,744,098	1,744,097	[1,3]
ID Label Parent, LLC		10.00% PIK				USD	197	196,974	170,454	[1,3,6,7]
Kano Parent Holdings, LP - Class A		8.00% PIK				USD	280	571,190	717,604	[1,3,6,7]
								3,968,480	4,088,826
Media & Entertainment — 0.0%
AE EventsCo Holdings LLC - Class A-1		6.00% PIK				USD	-	480	511	[1,3,6,7]
AE EventsCo Holdings LLC - Class A-2		6.00% PIK				USD	-	510	538	[1,3,6,7]
Create Music Holdings LLC						USD	90	1,000	1,000	[1,3,6]
Duggal Equity, LP - Class A						USD	105	105,000	85,140	[1,3]
Iconic Holdings Topco L.P. - Class A						USD	3,466	-	-	[1,3]
Royal Topco Holdings - Class B						USD	1,748	-	-	[1,3,6]
								106,990	87,189
Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Alcresta Holdings, LP - Class B						USD	4,470	4,470	443,700	[1,3]
Emerald Holdco US L.P. - Class A-3						USD	3,958,334	3,992,815	5,541,668	[1,3]
Xeris Biopharma Holdings, Inc.						USD	219,298	852,126	1,736,840	[1]
								4,849,411	7,722,208

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Software & Services — 0.0%
AC Blackpoint Holdings, LLC - Class A-1						USD	833	$862,067	$1,191,094	[1,3,6]
Arcserve Cayman Topco LP - Class A						USD	394,737	967,870	-	[1,3]
BSP-FL LP - Class A-1						USD	2,000	2,000,000	1,034,140	[1,3,6]
Genius Holdco LLC						USD	2,042	204,212	162,787	[1,3]
GS XX Corporation						USD	114,400	-	-	[1,3]
NE SPV Holdco, LLC						USD	3,553	-	-	[1,3]
PCMI Ultimate Holdings, LP - Class B						USD	238	-	-	[1,3,6]
RCP Ocean Holdings, L.P. - Class A & C						USD	400,000	2,000,000	2,345,094	[1,3]
								6,034,149	4,733,115
Technology Hardware & Equipment — 0.0%
Abracon TopCo, LLC - Class A						USD	4,509	3,810,052	3,810,052	[1,3]

Telecommunication Services — 0.0%
Datum Holdings, LLC						USD	1,313	131,250	179,090	[1,3]
Stonepeak Xenith Holdings PTE. Limited - A2						USD	2,571	2,571	2,496	[1,3]
								133,821	181,586
Transportation — 0.0%
Providence Equity Partners IX-C L.P.						USD	815	816	946	[1,3,6]
Red Griffin Topco, LLC - Class A						USD	2,267	9,952,633	-	[1,3]
								9,953,449	946
Total Common Stocks								201,624,933	156,877,860

Preferred Stocks — 0.4%
Automobiles & Components — 0.0%
AWI Investor, LP		8.50% PIK				USD	200,800	100,400	19,177	[1,3,7]
CAP-KSI Holdings		8.50% PIK				USD	212,000	212,000	191,118	[1,3,7]
								312,400	210,295
Capital Goods — 0.0%
Snowy Owl Topco, LLC		12.00% PIK				USD	1,653,037	1,653,037	1,653,037	[1,3,7]
AFC Acquisitions, Inc. - Series H-2		8.00% PIK				USD	6	9,393	12,826	[1,3,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Ensurance PT Technology Holdings LLC		8.00% PIK				USD	1	$900	$900	[1,3,6,7]
US Anchors Investor, LP		8.50% PIK				USD	112,236	112,236	90,309	[1,3,7]
								1,775,566	1,757,072
Commercial & Professional Services — 0.0%
BSC Top Shelf Blocker, LLC - Series A		8.00% PIK				USD	190,400	190,400	144,160	[1,3,7]
Denali Parent Holdings, L.P. - Series A		8.00% PIK				USD	100	1,000	1,000	[1,3,6,7]
LJP Topco, LP. - Class A						USD	714	1,000	1,000	[1,3,6]
Maxwell Ultimate Holdings, L.P. - Class A		10.00% PIK				USD	8,121	812,128	812,128	[1,3,6,7]
KWOR Intermediate I, Inc.						USD	3,143	3,142,632	2,264,267	[1,3]
Secret Aggregator 1 Limited		11.00% PIK				GBP	984,176	1,227,003	1,305,446	[1,3,7,8]
TVG-ESS Holdings, LLC		8.00% PIK				USD	200	100,000	99,597	[1,3,7,15]
UPBW Blocker, LLC Class A-4		15.00% PIK				USD	10	1,000	1,000	[1,3,6,7]
								5,475,163	4,628,598
Consumer Discretionary Distribution & Retail — 0.0%
HD Parts Holdings, LLC - Class A		10.00% PIK				USD	9	8,984	8,984	[1,3,7]

Consumer Durables & Apparel — 0.0%
Head Rush Co-Investment Holdings LLC - Class A		8.00% PIK				USD	111,500	112,392	111,500	[1,3,7]
BPCP NSA Holdings, Inc. - Class A		8.00% PIK				USD	25	38,025	38,025	[1,3,7]
								150,417	149,525
Consumer Services — 0.0%
SGP Shaka JV, LLC						USD	1	970	999	[1,3,6]
TCC Buyer Holdco, LLC - Class A						USD	1	1,000	1,000	[1,3,6]
								1,970	1,999
Energy — 0.0%
Service Compression Holdings, LLC - Junior Preferred						USD	231,877	765,526	790,790	[1,3]

Financial Services — 0.0%
GTCR Everest Topco, Inc. - Series A		13.25% PIK				USD	15,000	14,625,000	15,000,000	[1,3,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Health Care Equipment & Services — 0.1%
Advocate RCM Ultimate Holdings, L.P. - Class A		8.00% PIK				USD	225,500	$225,500	$-	[1,3,7]
AFC Parent Holdings, LLC						USD	179,700	179,700	35,746	[1,3]
Ascend Plastic Surgery Partners Holdings, LLC - Class A		10.00% PIK				USD	94,900	94,900	18,790	[1,3,7]
CC PLC Blocker, LLC - Class A-1						USD	270,270	270,270	245,886	[1,3,6]
FINThrive Software Preferred Intermediate Holdings, Inc. - Series A-2		11.00% PIK				USD	15,000	14,550,000	2,025,000	[1,3,7]
GMSS Holdings, LLC - Class A		12.50% PIK				USD	11,772	11,612	11,772	[1,3,7]
Jayhawk Intermediate, LLC		13.00% PIK				USD	17,500	16,975,000	17,500,000	[1,3,7,16]
ModMed Software Midco Holdings, Inc. - Series A		13.00% PIK				USD	50	48,750	50,000	[1,3,6,7]
Nationwide Medical Holdings, LLC - Class A		8.00% PIK				USD	115,800	115,800	115,800	[1,3,7]
SDB Holdco, LLC		6.00% PIK				USD	16,761,329	4,891,626	-	[1,3,7]
								37,363,158	20,002,994
Materials — 0.1%
FSG Acquisition, LLC		12.25% PIK				USD	11,250,000	10,968,750	8,313,750	[1,3,7]
48Forty Topco LLC						USD	2,964	12,596,330	8,945,913	[1,3]
Plaskolite PPC Blocker LLC		15.00% PIK				USD	64	1,000	1,000	[1,3,6,7]
								23,566,080	17,260,663
Media & Entertainment — 0.0%
Iconic Holdings Topco L.P. - Class B		5.00% PIK				USD	1,538	1,419,487	-	[1,3,7]
Royal Topco Holdings - Class A		8.00% PIK				USD	1	1,000	1,000	[1,3,6,7]
								1,420,487	1,000
Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Alcresta Holdings, LP		8.00% PIK				USD	443	283,490	308,788	[1,3,7]

Software & Services — 0.2%
Banyan Software Intermediate, Inc. - Series A		14.00% PIK				USD	2	2,127	2,000	[1,3,6,7]
Eclipse Topco, Inc.		12.50% PIK				USD	1,299	12,729,050	12,870,628	[1,3,7]
GPSTrackIt Intermediate Holdings, LLC - Class Z		15.00% PIK				USD	2,316	231,600	231,600	[1,3,7]
Green Security Holdings XX, LLC		10.00% PIK				USD	114,400	114,400	114,400	[1,3,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
GS Holder, Inc. - 2022-1		15.65% PIK	SOFR	1200		USD	15,000	$14,550,000	$15,000,000	[1,3,4,7]
GS Holder, Inc. - 2023-1		15.61% PIK	SOFR	1200		USD	10,000	9,700,000	10,000,000	[1,3,4,7]
JAMS Holdings LP - Class A		8.00% PIK				USD	1,000	1,000	1,216	[1,3,6,7]
Khoros, LLC						USD	20,154	-	1,411	[1,3]
Mandolin Technology Holdings, Inc. - Series A		10.50% PIK				USD	6,500	6,305,000	3,263,571	[1,3,7]
NE SPV Holdco, LLC						USD	3,553	2,994,540	1,586,691	[1,3]
PCMI Ultimate Holdings, LP - Class A		9.00% PIK				USD	1	1,000	1,000	[1,3,6,7]
RSK Holdings, Inc. - Series B		14.08% PIK	SOFR	1050		USD	11,000	10,780,000	11,000,000	[1,3,4,7]
RSK Holdings, Inc. - Series C		13.75% PIK				USD	3,929	3,850,000	3,928,571	[1,3,7]
								61,258,717	58,001,088
Telecommunication Services — 0.0%
Eir PFIQ Holdings, LP		12.00% PIK				USD	123,600	123,600	123,600	[1,3,7]
Stonepeak Xenith Holdings PTE. Limited - A2						USD	1,256,528,614	12,565,286	12,200,893	[1,3]
								12,688,886	12,324,493
Total Preferred Stocks								159,695,844	130,446,289

Collateralized Loan Obligations — 0.2%
ABPCI Direct Lending Fund CLO XII Ltd.		11.92%	SOFR	825	7/29/2037	USD	16,080,000	16,080,000	16,079,048	[1,3,4,9,10]
ABPCI Private Funding I LLC		11.18%	SOFR	750	7/16/2036	USD	8,750,000	8,750,000	8,749,976	[1,3,4,9,10]
BlackRock Elbert CLO V LLC		26.00%			6/15/2034	USD	39,500,000	40,329,968	10,403,692	[1,9,14]
BlackRock Elbert CLO V LLC		12.36%	SOFR	870	6/15/2034	USD	14,605,601	14,248,137	14,564,714	[1,3,4,9,10]
Monroe Capital MML CLO VIII, Ltd.		24.00%			11/22/2033	USD	15,000,000	16,279,267	5,763,786	*,1,9,10,14
Total Collateralized Loan Obligations								95,687,372	55,561,216

Warrants — 0.0%
Capital Goods — 0.0%
Cinelease HoldCo, LLC
Exercise Price: $0.01
Expiration Date: 7/31/2035						USD	99,412	-	677,474	[1,3]
Consumer Services — 0.0%
SGP Shaka JV, LLC
Expiration Date: 1/26/2036						USD	125	-	-	[1,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount		Cost		Fair Value		Footnotes
Energy — 0.0%
Service Compression Holdings, LLC									$		$
Exercise Price: $1.35
Expiration Date: 1/17/2031						USD	1	**		-		322,959	[1,3]

Financial Services — 0.0%
Credent Holdings, LLC
Exercise Price: $0.01
Expiration Date: 11/21/2035						USD	1	**		-		1,693,467	[1,3]
Credent Holdings, LLC
Exercise Price: $0.01
Expiration Date: 11/21/2035						USD	1	**		-		201,661	[1,3]
										-		1,895,128
Software & Services — 0.0%
Measuabl, Inc.
Exercise Price: $18.20
Expiration Date: 4/21/2032						USD	1	**		-		2,008	[1,3]
Total Warrants										-		2,897,569

Short-Term Investments — 2.0%
State Street Institutional U.S. Government Money Market Fund, 3.60%		3.58%				USD	602,012,481			602,012,482		602,012,481	[1,19]
Total Short-Term Investments										602,012,482		602,012,481
Total Investments — 123.6%										$37,545,679,819		$37,565,707,221
Senior Notes (net of deferred offering costs of $25,778,089) - (20.9)%												(6,343,153,512)
Liabilities Less Other Assets — (2.7)%												(826,492,740)
Net Assets — 100.0%												$30,396,060,969

AUD – Australian Dollars

CAD – Canadian Dollars

EUR – Euro

GBP – Pound Sterling

JPY – Japanese Yen

NOK - Norwegian Krone

SEK – Swedish Krona

USD – United States Dollar

ARR CSA – Alternate Reference Rate Credit Spread Adjustment

BASE – Base rate as defined in the credit agreement

BBSW - Bank Bill Swap Rate

BBSY – Bank Bill Swap Bid Rate

CDOR – Canadian Dollar Offered Rate

CORRA - Canadian Overnight Repo Rate Average

EURIBOR – Euro Interbank Offered Rate

NIBOR – Norwegian Interbank Offered Rate

NOWA – Norwegian Overnight Weighted Average

PRIME - Prime Lending Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

STIBOR – Stockholm Interbank Offered Rate

TONAR - Tokyo Overnight Average Rate

BDC – Business Development Company

CLO – Collateralized Loan Obligation

COP – Certificate of Participation

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

RB – Revenue Bonds

*	Subordinated note position. Rate shown is the effective yield as of period end.
**	Shares represent underlying security.
[1]	As of June 30, 2026 all or a portion of the security has been pledged as collateral for senior secured notes and revolving credit facility. The value of the securities totaled $37,565,707,221 as of June 30, 2026. See Note 2, subsection Senior Notes of the Notes to Consolidated Schedule of Investments for additional information.
[2]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.
[3]	Value was determined using significant unobservable inputs.
[4]	Floating rate security. Rate shown is the rate effective as of period end.
[5]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[6]	All or a portion of the security was made through a participation. Please see Note 2 for a description of loan participations.
[7]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[8]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[9]	Callable.
[10]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $99,413,710, which represents 0.3% of total net assets of the Fund.
[11]	Step rate security.
[12]	Investment valued using net asset value per share as practical expedient. See Note 13 for respective investment strategies, unfunded commitments, and redemptive restrictions.
[13]	These securities are restricted, the total value of these securities is $12,398,233,861, which represents 40.8% of total net assets of the Fund.
[14]	Variable rate security. Rate shown is the rate in effect as of period end.
[15]	Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.
[16]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[17]	The fund has commenced operations but has not called capital from investors.
[18]	Affiliated company.
[19]	The rate is the annualized seven-day yield at period end.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2026 (Unaudited)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
26North BDC, Inc.	10/11/2023	$40,000,000
AG Twinbrook Origination Fund I, L.P.	4/14/2023	23,872,182
Antares Archer Offshore Feeder Fund, LP	5/1/2026	6,000,000
Antares Loan Funding I Ltd.	2/17/2023	96,880,000
Antares Senior Loan Parallel Feeder Fund III (Cayman) LP	1/6/2025	131,250,000
Apogem CLO Holdco, LLC - Series 1	5/28/2026	30,446,429
Ares Commercial Finance LP	3/31/2021	128,561,705
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC	8/30/2024	13,773,226
Ares Specialty Healthcare Fund (L), L.P.	12/2/2024	25,182,303
Ares Strategic Income Fund	12/5/2022	100,000,000
ASP (Feeder) SPC III-A1 LP	1/7/2025	10,629,710
ASP CLO Holdco, LLC - Series 1	5/23/2025	191,360,627
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	13,849,581
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings Private Credit Corporation	5/10/2021	854,012,670
BlackRock MT. Lassen Senior Loan XII	1/23/2024	443,340,939
BlackRock Shasta Senior Loan Fund VII, LLC	2/10/2021	664,822,677
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	6,694,993
Blackstone Technology Senior Direct Lending Fund LP	5/16/2024	152,589,250
Blue Owl Credit Income Corp.	7/29/2021	150,000,000
Blue Owl MC Debt Opportunities LP	5/24/2024	24,365,352
Boost Co-Invest LP	1/25/2024	3,976,218
BPC Private Senior Loan Fund LP	12/23/2025	48,773,676
Canal Road Private Credit Fund, LP	4/15/2025	16,548,654
Capricorn Co-Invest, L.P.	12/18/2023	37,786,328
Capstone Lending LLC	2/19/2026	26,132,904
Carlyle Credit Solutions, Inc.	10/25/2022	15,778,996
Carlyle EDL Dance Aggregator, L.P.	10/24/2024	30,090,188
CCOF Alera Aggregator, L.P.	4/25/2023	9,767,505
CCOF Sierra II, L.P.	8/2/2022	15,685,485
Chilly HP SCF Investor, LP	2/9/2022	2,011,799
Chiron Co-Invest, L.P.	8/18/2025	49,050,636
CLFK, LLC, Series 2025-1	5/22/2025	259,694,931
Crestline Structured Note Issuer I LLC	8/26/2024	315,153,992
CW Credit Opportunity 2 LP	6/27/2024	46,987,823
FBLC Senior Loan Fund LLC	4/1/2020	58,539,637
Golub Capital BDC 4, Inc.	4/21/2022	200,000,000
Golub Capital Direct Lending Corporation	7/13/2021	50,000,000
Golub Capital Direct Lending Fund, L.P., Series SL-A	4/1/2025	63,563,127
Golub Capital Private Credit Fund	12/22/2023	200,000,000
GPG Loan Funding, LLC	4/29/2024	563,530,891
Hayfin Tactical Solutions Fund (US Parallel) LP	11/7/2024	18,128,520
HPS KP Mezz 2019 Co-Invest, LP	4/1/2024	74,380,895
HPS KP SIP V Co-Investment Fund, LP	4/1/2024	13,065,633
HPS Mezzanine Partners 2019, L.P.	11/16/2020	6,532,948
HPS Mint Co-Invest Fund, L.P.	5/25/2022	19,155,759
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	20,469,091

Security	First Acquisition Date	Cost
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	50,352,064
HPS Specialty Loan Fund V Feeder, L.P.	5/14/2021	56,930,088
ICG European Direct Lending X SCSp	10/30/2025	24,968,863
Investec Private Debt Fund II SCSp	12/12/2025	6,217,754
KCLF Note Issuer I SPV, LLC	12/27/2023	264,025,000
KIMM CLO 2 LLC	3/6/2026	46,665,000
KIMM CLO I LLC	11/26/2024	54,387,000
KKR FS Income Trust	6/30/2023	59,500,000
KKR FS Income Trust Select	3/28/2024	25,000,000
KKR Institutional Middle Market Fund LP	10/16/2023	278,999,970
KLC Fund 0225-CI LP	3/3/2025	120,083
Kohlberg Private Credit Investors Master Fund, L.P.	4/6/2026	-
Kohlberg Private Credit Investors Rated Feeder-L, L.L.C.	12/3/2025	13,750,000
KWOL Co-Invest, LP	11/20/2023	22,500,000
Lord Abbett Private Credit Fund	12/1/2025	25,100,000
LuminArx Direct Lending Onshore Fund LP	2/20/2026	978,857
Madison Avenue CLO I Holdco LLC - Series 1	7/15/2025	182,878,838
Manor Park Holdco LLC	12/16/2025	249,070,926
Marilyn Co-Invest, L.P.	4/1/2024	69,065,006
Milano Co-Invest, L.P.	4/1/2024	4,021,231
Minerva Co-Invest, L.P.	2/11/2022	23,232,361
Morgan Stanley European Private Income Fund Class IHD	10/31/2025	5,000,000
New Mountain Guardian IV BDC, L.L.C.	6/29/2022	50,000,000
New Mountain Guardian V (Levered), L.P.	6/2/2026	-
New Mountain Private Credit Fund	12/17/2024	34,237,471
North Haven Direct Lending Fund L.P.	2/26/2025	22,500,000
North Wall Tactical Credit Delaware Feeder Fund LP	6/18/2025	54,101,695
NXT Capital Senior Loan Fund VII, LP	11/18/2024	12,595,770
NXT Capital Structured Note I LLC	1/26/2022	258,218,849
Oak Park Funding, LLC	4/2/2026	187,965,719
Odyssey Co-Investment Partners B, LLC	3/24/2022	1,949,774
Palisades CLO II, LLC	3/16/2026	95,030,619
Palisades CLO, LLC	8/6/2024	207,333,773
Palisades CLO, LLC - Class C-R	8/6/2024	87,000,000
Pier 44 Funding LP	5/10/2022	175,104,167
Private Credit Fund C-1 Holdco, LLC - Series 1	7/11/2023	864,489,690
Proxima Co-Invest, L.P.	11/2/2021	-
Raven Senior Loan Fund LLC	5/5/2022	500,000,000
Redwood Enhanced Income Fund, LP	4/8/2022	40,600,000
Ridge Point LLC	10/14/2025	155,175,573
Silver Point Loan Funding, LLC	3/22/2022	929,059,024
Sixth Street Lending Partners	8/31/2022	26,626,335
South Cove Funding LLC	6/4/2025	485,904,071
Stellus Private Credit BDC Feeder LP	1/31/2022	34,195,003
Stone Point Credit Corporation	12/30/2022	75,500,000
Stone Point Credit Income Fund	1/22/2025	35,475,516
Stonepeak Infrastructure Credit Fund II (Levered) LP.	6/16/2026	48,473,968
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	5,854,712
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	9/22/2023	100,000,000
TB Funding Ltd.	5/1/2025	58,334,539
TCW Marina SL LLC	12/22/2025	116,215,538
TCW Rescue Financing Fund II, L.P.	3/3/2025	16,998,579
TCW Specialty Lending LLC	4/1/2026	63,999,942
Thoma Bravo Credit Fund III Feeder, LP	8/31/2023	69,345,115
Thompson Rivers LLC	6/29/2021	4,609,683
Varagon Capital Corporation	5/23/2022	19,296,490
Varagon Capital Direct Lending Fund, L.P.	3/25/2021	43,750,000
Varagon Structured Note Issuer I, LLC	10/13/2021	230,537,813
Varsity Healthcare Partners VetEvolve Co-Invest A, LP	10/11/2023	3,085,526
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.	12/23/2024	28,699,555
Vista Credit Strategic Lending Corp.	10/10/2023	38,082,783
VPC Credit Origination Fund, L.P.	4/19/2023	1,000,000
Waccamaw River LLC	5/4/2021	6,350,070
West Street Loan Partners V, SLP	3/14/2024	20,174,487
Total		$12,038,072,170

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Swap Contracts

As of June 30, 2026 (Unaudited)

SWAP CONTRACT

INTEREST RATE SWAPS

					Upfront
					Premiums	Unrealized
	Payments	Payments	Termination	Notional	Paid	Appreciation
Counterparty[1]	Made/Frequency	Received/Frequency	Date	Value	(Received)	(Depreciation)

PNC Bank, N.A.	Daily Simple SOFR[2] + 2.665% / Quarterly	7.04% / Semi-annually	1/20/2027	85,000,000	$-	$175,711
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.700% / Quarterly	7.04% / Semi-annually	1/20/2027	27,000,000	-	50,570
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	650,000,000	-	(6,277,821)
PNC Bank, N.A.	Daily Simple SOFR[2] + 0.905% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	-	(1,415,972)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.005% / Quarterly	7.10% / Semi-annually	12/6/2027	95,000,000	-	14,774
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.010% / Quarterly	7.10% / Semi-annually	12/6/2027	10,000,000	-	853
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.864% / Quarterly	5.76% / Semi-annually	1/15/2028	129,000,000	-	(448,544)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.991% / Quarterly	6.77% / Semi-annually	8/4/2028	304,800,000	-	(1,639,668)
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.757% / Quarterly	5.19% / Semi-annually	12/22/2028	85,000,000	-	(1,192,659)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.593% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000	-	400,778
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.642% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000	-	205,341
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.270% / Quarterly	6.32% / Semi-annually	8/15/2029	486,000,000	-	1,081,153
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.214% / Quarterly	7.17% / Semi-annually	12/6/2029	141,000,000	-	(114,497)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.074% / Quarterly	5.85% / Semi-annually	3/14/2030	160,500,000	-	(1,150,471)
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.780% / Quarterly	5.58% / Semi-annually	7/2/2030	175,000,000	-	(1,142,773)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.218% / Quarterly	6.81% / Semi-annually	8/4/2030	114,000,000	-	(1,597,838)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.444% / Quarterly	6.40% / Semi-annually	8/15/2031	328,000,000	-	250,725
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.241% / Quarterly	6.01% / Semi-annually	3/14/2032	174,500,000	-	(1,966,972)
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.949% / Quarterly	5.80% / Semi-annually	7/2/2032	225,000,000	-	(1,661,936)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.500% / Quarterly	6.99% / Semi-annually	8/4/2033	66,000,000	-	(2,028,081)

					Upfront
					Premiums	Unrealized
	Payments	Payments	Termination	Notional	Paid	Appreciation
Counterparty[1]	Made/Frequency	Received/Frequency	Date	Value	(Received)	(Depreciation)

PNC Bank, N.A.	Daily Simple SOFR[2] + 2.351% / Quarterly	6.13% / Semi-annually	3/14/2035	91,000,000	-	(1,884,603)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.033% / Quarterly	5.95% / Semi-annually	7/2/2035	75,000,000	-	(847,692)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.059% / Quarterly	5.87% / Semi-annually	12/22/2035	140,000,000	-	(2,996,526)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.375% / Quarterly	7.51% / Semi-annually	1/20/2036	45,000,000	-	282,506
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.627% / Quarterly	6.51% / Semi-annually	8/15/2036	195,000,000	-	(2,763,934)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.373% / Quarterly	6.18% / Semi-annually	1/15/2037	200,000,000	-	(5,399,741)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.263% / Quarterly	5.50% / Semi-annually	7/19/2026	130,000,000	-	(51,460)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.245% / Quarterly	5.50% / Semi-annually	7/19/2026	10,000,000	-	(3,860)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.477% / Quarterly	5.61% / Semi-annually	7/19/2027	130,000,000	-	(1,207,420)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 1.940% / Quarterly	6.20% / Semi-annually	8/15/2027	268,000,000	-	570,898
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.889% / Quarterly	7.06% / Semi-annually	1/20/2029	224,000,000	-	731,368
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.688% / Quarterly	5.72% / Semi-annually	7/19/2029	160,000,000	-	(4,323,351)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.684% / Quarterly	5.72% / Semi-annually	7/19/2029	40,000,000	-	(1,076,076)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.123% / Quarterly	7.23% / Semi-annually	1/20/2031	155,000,000	-	937,547
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.305% / Quarterly	7.40% / Semi-annually	1/20/2034	224,000,000	-	1,396,647
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.590% / Quarterly	6.46% / Semi-annually	8/15/2034	93,000,000	-	(814,492)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 1.863% / Quarterly	5.37% / Semi-annually	12/23/2030	215,000,000	-	(3,869,137)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 1.998% / Quarterly	5.61% / Semi-annually	12/22/2032	60,000,000	-	(1,207,114)
Regions Bank	Daily Simple SOFR[2] + 1.665% / Quarterly	5.42% / Semi-annually	7/2/2028	150,000,000	-	(884,632)
TOTAL INTEREST RATE SWAPS						$(41,868,399)

[1]	Instrument is used in a hedge accounting relationship. See Note 2, subsections Interest Rate Swap Contracts and Senior Notes.
[2]	Reset daily with a five business day look back.

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts

As of June 30, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value at	Value at	Unrealized
		Currency	Settlement	Amount	Opening Date of	June 30,	Appreciation
Currency Purchased	Counterparty	Sold	Date	Purchased	Contract	2026	(Depreciation)
Australian Dollars	State Street	USD	July 31, 2026	4,467,540	$3,205,347	$3,091,271	$(114,076)
Australian Dollars	State Street	USD	August 31, 2026	2,592,440	1,811,700	1,792,846	(18,854)
Australian Dollars	State Street	USD	September 30, 2026	116,651	80,560	80,639	79
British Pound	State Street	USD	July 31, 2026	55,979,354	75,575,391	74,252,514	(1,322,877)
British Pound	Marlin Equity Partners	USD	September 01, 2026	18,775,028	24,909,245	24,904,334	(4,911)
British Pound	State Street	USD	September 30, 2026	6,572,537	8,676,339	8,718,995	42,656
Canadian Dollars	State Street	USD	July 31, 2026	24,493,656	17,735,560	17,294,330	(441,230)
Canadian Dollars	State Street	USD	August 31, 2026	14,006,852	10,096,777	9,904,017	(192,760)
Canadian Dollars	Marlin Equity Partners	USD	October 01, 2026	11,384,170	8,055,106	8,062,522	7,416
Euro	State Street	USD	July 31, 2026	126,527,055	148,581,438	144,761,587	(3,819,851)
Euro	State Street	USD	August 31, 2026	70,607,340	81,770,799	80,888,955	(881,844)
Euro	State Street	USD	September 30, 2026	19,846,615	22,667,775	22,769,611	101,836
Japanese Yen	State Street	USD	July 31, 2026	472,743,303	3,039,464	2,914,897	(124,567)
Japanese Yen	State Street	USD	August 31, 2026	154,489,927	977,166	955,019	(22,147)
Norwegian Krone	State Street	USD	July 31, 2026	8,711,139	948,414	879,660	(68,754)
Norwegian Krone	State Street	USD	August 31, 2026	2,835,982	305,279	286,252	(19,027)
Swedish Krona	State Street	USD	July 31, 2026	938,979	100,917	97,009	(3,908)
Swedish Krona	State Street	USD	August 31, 2026	338,427	36,394	35,026	(1,368)
Swedish Krona	State Street	USD	September 30, 2026	9,538	985	989	4
					408,574,656	401,690,473	(6,884,183)

				Currency	Value at		Unrealized
		Currency	Settlement	Amount	Opening Date of	Value at	Appreciation
Currency Sold	Counterparty	Purchased	Date	Sold	Contract	June 30, 2026	(Depreciation)
Australian Dollars	State Street	USD	August 31, 2026	(47,374,087)	$(33,830,713)	$(32,762,359)	$1,068,354
Australian Dollars	State Street	USD	July 31, 2026	(49,249,187)	(35,315,255)	(34,077,502)	1,237,753
Australian Dollars	State Street	USD	September 30, 2026	(44,898,298)	(31,007,079)	(31,037,606)	(30,527)
British Pound	State Street	USD	July 31, 2026	(171,260,428)	(231,812,493)	(227,164,418)	4,648,075
British Pound	Marlin Equity Partners	USD	September 01, 2026	(134,466,527)	(180,459,403)	(178,364,537)	2,094,866
British Pound	State Street	USD	September 30, 2026	(120,607,531)	(159,225,339)	(159,995,511)	(770,172)
Canadian Dollars	State Street	USD	July 31, 2026	(146,834,052)	(108,204,516)	(103,675,686)	4,528,830
Canadian Dollars	State Street	USD	August 31, 2026	(144,641,213)	(104,831,142)	(102,273,448)	2,557,694
Canadian Dollars	Marlin Equity Partners	USD	October 01, 2026	(142,675,984)	(100,953,334)	(101,046,293)	(92,959)
Euro	State Street	USD	July 31, 2026	(590,785,625)	(694,568,970)	(675,927,092)	18,641,878
Euro	State Street	USD	August 31, 2026	(534,865,910)	(623,905,951)	(612,751,375)	11,154,576
Euro	State Street	USD	September 30, 2026	(555,586,323)	(634,368,229)	(637,412,690)	(3,044,461)
Japanese Yen	State Street	USD	July 31, 2026	(898,288,557)	(5,675,762)	(5,538,775)	136,987
Japanese Yen	State Street	USD	August 31, 2026	(580,035,182)	(3,668,787)	(3,585,634)	83,153
Japanese Yen	State Street	USD	September 30, 2026	(425,545,255)	(2,650,119)	(2,637,927)	12,192
Norwegian Krone	State Street	USD	July 31, 2026	(178,648,370)	(19,221,002)	(18,040,097)	1,180,905
Norwegian Krone	State Street	USD	August 31, 2026	(172,773,213)	(18,598,193)	(17,439,014)	1,159,179
Norwegian Krone	State Street	USD	September 30, 2026	(169,937,231)	(17,226,351)	(17,144,387)	81,964
Swedish Krona	State Street	USD	July 31, 2026	(107,973,377)	(11,769,924)	(11,155,098)	614,826
Swedish Krona	State Street	USD	August 31, 2026	(107,372,826)	(11,574,492)	(11,112,643)	461,849
Swedish Krona	State Street	USD	September 30, 2026	(107,043,937)	(11,053,107)	(11,100,122)	(47,015)
					(3,039,920,161)	(2,994,242,214)	45,677,947

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(2,631,345,505)	$(2,592,551,741)	$38,793,764

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements June 30, 2026 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end management investment company operating as an interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). The Fund operates as a diversified fund, which means that at least 75% of the value of its total assets is represented by cash and cash items, government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer. Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares (“Shares”). The Fund’s registration statement currently offers Class I Shares. Only Class I Shares have been issued as of June 30, 2026.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans; (v) investing in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investing in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) investing in special purpose vehicles (“SPVs”) and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Consolidation of Subsidiaries

Each subsidiary was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries that hold assets is as follows as of June 30, 2026:

Subsidiary	Inception Date	Net Assets of Subsidiary	Percentage of Fund's Total Net Assets
CCLF SPV LLC ("CCLF SPV")	February 3, 2020	$7,734,852,269	25.4%
MCCW Holdings, LLC ("CCLF MCCW")	April 15, 2021	56,664,761	0.2%
CCLF Holdings LLC (“CCLF HOLD”)	May 25, 2021	29,088,812	0.1%
CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”)	July 26, 2021	462,951	0.0%
CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”)	July 26, 2021	2,607,691,223	8.6%
CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”)	March 16, 2022	14,801,324	0.0%
KCLF Holdings LLC (“KCLF Holdings”)	June 14, 2022	1,159,372,181	3.8%
1585 Koala Holdings, LLC (“Koala Holdings”)	July 25, 2022	110,524	0.0%
CW Point LLC (“CW Point”)	February 1, 2023	327,121,413	1.1%
CCLF-B SPV LLC (“CCLF-B SPV”)	February 17, 2023	35,156,479	0.1%
CCLF Holdings (D11) LLC (“CCLF HOLD (D11)”)	March 31, 2023	62,139,375	0.2%
CCLF Holdings (D13) LLC (“CCLF HOLD (D13)”)	May 4, 2023	144,162,399	0.5%
Fivemile River Funding LLC (“Fivemile River Funding”)	May 8, 2023	2,331,733	0.0%
CCLF Holdings (D16) LLC (“CCLF HOLD (D16)”)	May 12, 2023	198,632,234	0.7%
Madison Avenue SPV LLC (“Madison Avenue SPV”)	May 12, 2023	37,559,721	0.1%
CCLF Holdings (D7) LLC (“CCLF HOLD (D7)”)	July 7, 2023	1,510,130,646	5.0%
Madison Avenue CLO SPV LLC (“Madison Avenue CLO”)	July 13, 2023	569,940	0.0%
CCLF Holdings (D18) LLC (“CCLF HOLD (D18)”)	August 1, 2023	4,011,506	0.0%
CCLF Holdings (D20) LLC (“CCLF HOLD (D20)”)	August 10, 2023	5,125,377	0.0%
SR CW LLC ("SR CW")	September 23, 2023	342,987,122	1.1%
CCLF Holdings (D23) LLC (“CCLF HOLD (D23)”)	September 26, 2023	9,777,431	0.0%
KCLF Holdings II LLC (“KCLF Holdings II”)	September 26, 2023	193,174,314	0.6%
CCLF Holdings (D26) LLC (“CCLF HOLD (D26)”)	October 25, 2023	469,818	0.0%
Steamboat SPV LLC (“Steamboat SPV”)	October 25, 2023	60,676,398	0.2%
CCLF Holdings (D25) LLC (“CCLF HOLD (D25)”)	October 26, 2023	8,655	0.0%
CCLF Holdings (D27) LLC (“CCLF HOLD (D27)”)	October 26, 2023	11,647,399	0.0%
CCLF Holdings (D30) LLC (“CCLF HOLD (D30)”)	November 9, 2023	784,487	0.0%
CCLF Holdings (D31) LLC (“CCLF HOLD (D31)”)	November 9, 2023	507,195	0.0%
CCLF Holdings (D32) LLC (“CCLF HOLD (D32)”)	November 9, 2023	154,202	0.0%
CCLF Holdings (D33) LLC (“CCLF HOLD (D33)”)	February 21, 2024	-	0.0%
CCLF Holdings (D34) LLC (“CCLF HOLD (D34)”)	February 20, 2024	99,234,728	0.3%
CCLF Holdings (D35) LLC (“CCLF HOLD (D35)”)	February 21, 2024	526,887	0.0%
CCLF Holdings (D37) LLC (“CCLF HOLD (D37)”)	February 28, 2024	244,968,642	0.8%
CCLF Holdings (D38) LLC (“CCLF HOLD (D38)”)	February 28, 2024	400,824,871	1.3%
CCLF Holdings (D39) LLC (“CCLF HOLD (D39)”)	February 28, 2024	39,028	0.0%
CCLF Holdings (D40) LLC (“CCLF HOLD (D40)”)	February 28, 2024	473,045	0.0%
ASP Prima LLC (“ASP Prima”)	March 13, 2024	89,352,792	0.3%
CCLF Holdings (D41) LLC (“CCLF HOLD (D41)”)	March 13, 2024	150,730,791	0.5%
CCLF Holdings (D43) LLC (“CCLF HOLD (D43)”)	April 25, 2024	8,529,028	0.0%
CCLF Holdings (D44) LLC (“CCLF HOLD (D44)”)	April 25, 2024	7,140,455	0.0%
CCLF Holdings (D45) LLC (“CCLF HOLD (D45)”)	April 25, 2024	594,015	0.0%
CCLF Holdings (D46) LLC (“CCLF HOLD (D46)”)	April 25, 2024	73,187,958	0.2%
CCLF Holdings (D47) LLC (“CCLF HOLD (D47)”)	April 29, 2024	162,018,593	0.5%
CCLF Holdings (D48) LLC (“CCLF HOLD (D48)”)	April 29, 2024	231,544,778	0.8%
CCLF Holdings (D49) LLC (“CCLF HOLD (D49)”)	April 29, 2024	151,774,524	0.5%
CCLF Holdings (D50) LLC (“CCLF HOLD (D50)”)	April 29, 2024	1,086,489	0.0%
CCLF Holdings (D51) LLC (“CCLF HOLD (D51)”)	April 29, 2024	374,097,953	1.2%
CCLF Holdings (D52) LLC (“CCLF HOLD (D52)”)	August 6, 2024	17,106,329	0.1%
CCLF Holdings (D53) LLC (“CCLF HOLD (D53)”)	August 6, 2024	5,628,933	0.0%
CCLF Holdings (D54) LLC (“CCLF HOLD (D54)”)	August 6, 2024	1,849,841	0.0%
CCLF Holdings (D55) LLC (“CCLF HOLD (D55)”)	August 6, 2024	4,502,113	0.0%
CCLF Holdings (D56) LLC (“CCLF HOLD (D56)”)	August 6, 2024	85,075,897	0.3%
CCLF Holdings (D61) LLC (“CCLF HOLD (D61)”)	August 6, 2024	43,166,374	0.1%
ASP Riva Glade LLC (“ASP Riva Glade”)	September 18, 2024	109,707,765	0.4%
CCLF Holdings (D63) LLC (“CCLF HOLD (D63)”)	February 7, 2025	551,865	0.0%
CCLF Holdings (D64) LLC (“CCLF HOLD (D64)”)	February 7, 2025	527,639	0.0%
CCLF Holdings (D65) LLC (“CCLF HOLD (D65)”)	February 7, 2025	255,807,741	0.8%
CCLF Holdings (D66) LLC (“CCLF HOLD (D66)”)	February 7, 2025	3,171,914	0.0%
CCLF Holdings (D67) LLC (“CCLF HOLD (D67)”)	February 7, 2025	555,390	0.0%
CCLF Holdings (D68) LLC (“CCLF HOLD (D68)”)	February 7, 2025	973,969	0.0%
Vandalion LLC (“Vandalion”)	July 1, 2025	666,333	0.0%
CCLF Holdings (D73) LLC (“CCLF HOLD (D73)”)	August 19, 2025	94,014,753	0.3%
CCLF Holdings (D75) LLC (“CCLF HOLD (D75)”)	August 19, 2025	145,594,032	0.5%
CCLF Holdings (D81) LLC (“CCLF HOLD (D81)”)	August 19, 2025	1	0.0%

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of June 30, 2026.

CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), KCLF Holdings, Koala Holdings, CW Point, CCLF-B SPV, CCLF HOLD (D11), CCLF HOLD (D13), Fivemile River Funding, CCLF HOLD (D16), Madison Avenue SPV, CCLF HOLD (D7), Madison Avenue CLO, CCLF HOLD (D20), SR CW, CCLF HOLD (D23), KCLF Holdings II, CCLF HOLD (D26),Steamboat SPV, CCLF HOLD (D25), CCLF HOLD (D27), CCLF HOLD (D31), CCLF HOLD (D32), CCLF HOLD (D34), CCLF HOLD (D35), CCLF HOLD (D37), CCLF HOLD (D38), CCLF HOLD (D39), CCLF HOLD (D40), ASP Prima, CCLF HOLD (D41), CCLF HOLD (D43), CCLF HOLD (D44), CCLF HOLD (D46), CCLF HOLD (D47), CCLF HOLD (D48), CCLF HOLD (D49), CCLF HOLD (D50), CCLF HOLD (D51), CCLF HOLD (D52), CCLF HOLD (D53), CCLF HOLD (D54), CCLF HOLD (D55), CCLF HOLD (D56), CCLF HOLD (D61), ASP Riva Glade, CCLF HOLD (D63), CCLF HOLD (D64), CCLF HOLD (D65), CCLF HOLD (D66), CCLF HOLD (D67), CCLF HOLD (D68), Vandalion, CCLF HOLD (D73), CCLF HOLD (D75), and CCLF HOLD (D81) are disregarded entities for income tax purposes. CCLF HOLD, CCLF HOLD (D3), CCLF HOLD (D18), CCLF HOLD (D30), CCLF HOLD (D33), and CCLF HOLD (D45) are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of June 30, 2026, the Fund had nineteen outstanding forward contracts purchased long and twenty-one outstanding forward contracts sold short, with total notional value of 995,436,533 and (5,430,863,113), respectively.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. The change in fair value of the interest rate swaps is offset by a change in the carrying value of the fixed rate debt. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of June 30, 2026, the Fund had thirty-nine outstanding interest rate swap contracts with total notional value of $6,410,800,000.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of June 30, 2026, the Fund received $2,547,974 in commitment fees. As of June 30, 2026, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $5,084,424,581, $5,092,784,977, and $(7,033,227), respectively.

Borrower	Type	Principal Amount
1364720 B.C. LTD	Delayed Draw	$3,179,895
1364720 B.C. LTD	Revolver	1,497,006
15484880 Canada, Inc.	Delayed Draw	747,944
15484880 Canada, Inc.	Delayed Draw	47,683
15484880 Canada, Inc.	Revolver	258,714
360 Holdco, Inc.	Revolver	291,131
360 Partners, LLC	Delayed Draw	3,043,478
360 Partners, LLC	Revolver	1,260,870
365RM Holdco, LLC	Delayed Draw	801,542
365RM Holdco, LLC	Revolver	1,281,612
A1 Garage Equity, LLC	Revolver	1,515,151
AA&D Midco, Inc.	Revolver	319,859
AAH Topco, LLC	Delayed Draw	5,592,930
AAH Topco, LLC	Revolver	423,729
AArete Investment, LLC	Delayed Draw	1,156,467
AArete Investment, LLC	Revolver	515,070
AB Centers Acquisition Corporation	Delayed Draw	1,444,616
AB Centers Acquisition Corporation	Revolver	1,953,341
ABC Legal Holdings, LLC	Delayed Draw	1,766,438
ABC Legal Holdings, LLC	Revolver	1,148,184
Abracon Borrower, LLC	Revolver	676,366
AC Blackpoint Acquisition, Inc.	Delayed Draw	1,793,623
AC Blackpoint Acquisition, Inc.	Revolver	985,507
Accel International Holdings, Inc.	Revolver	5,542,805
Accelevation LLC	Delayed Draw	2,108,615
Accelevation LLC	Revolver	1,316,239
Accommodations Plus Technologies LLC	Revolver	161,745
Accordion Partners LLC	Delayed Draw	4,549,362
Accordion Partners LLC	Revolver	3,158,100
Accuserve Solutions, Inc.	Revolver	1,175,361
Accuserve Solutions, Inc.	Revolver	11,534
Acentra Holdings, LLC	Delayed Draw	2,464,647
Acentra Holdings, LLC	Revolver	1,735,776
ACP Oak Buyer, Inc.	Revolver	1,423,475
Acumatica Holdings, Inc.	Revolver	12,080,000
Adelaide Borrower, LLC	Delayed Draw	4,175,000
Adelaide Borrower, LLC	Revolver	2,277,280
Adonis Bidco Inc.	Delayed Draw	1,074,104
Adonis Bidco Inc.	First Lien Term Loan	49,724
Adonis Bidco Inc.	Revolver	722,989
Advantage HCS LLC	Delayed Draw	2,724,331
Advantage HCS LLC	Delayed Draw	7,070,714
Advantage HCS LLC	Revolver	5,500,000
AeriTek Global Holdings LLC	Revolver	353,578
Aero Operating LLC	Revolver	2,625,000
Affinity Hospice Intermediate Holdings, LLC	Delayed Draw	1,207,641
Afiniti, Inc.	Delayed Draw	356,218
AHR Intermediate, Inc.	Delayed Draw	673,680
AirX Climate Solutions, Inc.	Delayed Draw	5,453,020
AirX Climate Solutions, Inc.	Revolver	994,727
AIS Holdco, LLC	Revolver	3,000,000
Alcami Corporation	Revolver	364,925
Alcami Corporation	Revolver	23,043
Alcami Corporation	Revolver	3,052,838
Alcresta Therapeutics, Inc.	Delayed Draw	481,418

Borrower	Type	Principal Amount
Alcresta Therapeutics, Inc.	Revolver	68,315
Aldinger Company	Delayed Draw	19,059
Aldinger Company	Delayed Draw	519,232
Aldinger Company	Revolver	165,441
Alkeme Intermediary Holding LLC	Delayed Draw	43,160
Alkeme Intermediary Holding LLC	Revolver	1,652,589
Alkeme Intermediary Holding, LLC	Delayed Draw	2,392,335
All Day AcquisitionCo, LLC	Revolver	885,246
Allied Benefit Systems Intermediate LLC	Delayed Draw	686,030
Allied Power Group, LLC	Revolver	370,085
Alpine Acquisition Corp II	Delayed Draw	444,576
Alpine Acquisition Corp II	Revolver	1,778,305
Alpine Intel Intermediate 2, LLC (fka Claims Automation Intermediate 2, LLC)	Delayed Draw	23,125,000
Alta Buyer, LLC	Revolver	1,884,321
Amba Buyer, Inc.	Delayed Draw	9,445,869
Americhem, Inc.	Delayed Draw	5,274,098
Americhem, Inc.	Revolver	3,735,819
AmeriLife Holdings, LLC	Delayed Draw	1,339,396
AmeriLife Holdings, LLC	Revolver	510,020
AmeriLife Holdings, LLC	Revolver	2,472,500
AmeriLife Holdings, LLC	Revolver	201,351
Amerit Fleet Parent, LLC	Delayed Draw	7,813,847
Amerit Fleet Parent, LLC	Revolver	3,242,281
AMP Purchaser, LLC	Revolver	2,764,157
Ampirical Solutions, LLC	Delayed Draw	5,973,451
Ampirical Solutions, LLC	Revolver	1,592,920
Analytic Partners, LP	Revolver	1,236,807
Anthracite Buyer, INC.	Revolver	2,000,000
Any Hour, LLC	Delayed Draw	6,875,635
Any Hour, LLC	Revolver	338,833
AP Adhesives Holdings, LLC	Delayed Draw	1,323,690
AP Adhesives Holdings, LLC	Revolver	687,824
Apex Service Partners, LLC	Delayed Draw	16,475,115
Apex Service Partners, LLC	Delayed Draw	300,113
Apex Service Partners, LLC	Revolver	1,665,387
API Holdings III, LLC	Delayed Draw	1,630,454
API Holdings III, LLC	Revolver	1,234,598
Appfire Technologies, LLC	Delayed Draw	4,801,500
Appfire Technologies, LLC	Revolver	980,000
Apple Bidco Holdings, Inc.	Delayed Draw	9,240,639
Apple Bidco Holdings, Inc.	Revolver	2,588,606
Aprio Advisory Group, LLC	Delayed Draw	3,576,283
Aprio Advisory Group, LLC	Delayed Draw	21,451,735
Aprio Advisory Group, LLC	Revolver	1,973,685
Apryse Software Corp.	Revolver	4,213,469
Aptean, Inc.	Delayed Draw	14,624,125
Aptean, Inc.	Revolver	6,231,969
Aptean, Inc.	Revolver	160,831
Aptive Environmental, LLC	Delayed Draw	1,279,070
Aptive Environmental, LLC	Revolver	2,148,837
AQ Sunshine, Inc.	Delayed Draw	547,389
AQ Sunshine, Inc.	Delayed Draw	6,302,521
AQ Sunshine, Inc.	Delayed Draw	226,794
AQ Sunshine, Inc.	Revolver	3,444,574
AQ Sunshine, Inc.	Revolver	2,274,642
Arax MidCo, LLC	Delayed Draw	8,897,974
Arax MidCo, LLC	Revolver	1,604,278
Arax MidCo, LLC	Revolver	2,081,034
Archduke Buyer, Inc.	Revolver	684,459
Archer Acquisition, LLC	Revolver	13,059
Arcoro Holdings Corp.	Revolver	1,956,522
Ares Holdings LLC	Delayed Draw	1,106,324
Ares Holdings LLC	Revolver	651,293
Ares Holdings LLC	Revolver	161,711
Armada Parent, Inc.	Revolver	3,411,591
Arnhem Bidco GMBH	Delayed Draw	74,014

Borrower	Type	Principal Amount
Arrow Borrower 2025, Inc.	Revolver	3,884,892
Articulate Global, LLC	Revolver	1,988,356
Ascend Partner Services LLC	Delayed Draw	7,225,330
Ascend Partner Services LLC	Delayed Draw	5,000,000
Ascend Partner Services LLC	Revolver	6,526,936
ASG III, LLC	Revolver	500,000
ASP Global Holdings, LLC	Delayed Draw	1,439,361
Associated Spring US, LLC	Delayed Draw	2,911,599
Associated Spring US, LLC	Revolver	2,181,818
Associations, Inc.	Delayed Draw	836,632
Associations, Inc.	Delayed Draw	1,899,497
Associations, Inc.	Delayed Draw	97,255
Associations, Inc.	Revolver	1,729,290
Astra Service Partners, LLC	Delayed Draw	1,726,090
ATIS Acquisition, Inc.	Delayed Draw	1,139,739
ATIS Acquisition, Inc.	Revolver	523,551
Atlas Borrower, LLC	Revolver	8,147,436
Atomic Midco 2 Limited	Delayed Draw	5,535,750
Atomic Midco 2 Limited	Revolver	1,845,250
AuditBoard, Inc.	Revolver	600,000
Aurora Plastics, LLC	Delayed Draw	1,046,139
Avalon Borrower, LLC	Revolver	8,445,946
Avalon Health Services, LLC	Revolver	2,172,386
AVSC Holding Corp.	Revolver	1,558,814
AWP Group Holdings, Inc.	Revolver	5,937,814
AWT Merger Sub, Inc.	Delayed Draw	969,612
AWT Merger Sub, Inc.	Revolver	481,504
Axvor Intermediate LLC	Delayed Draw	1,496,350
Axvor Intermediate LLC	Revolver	1,459,854
Azurite Intermediate	Revolver	499,000
Azurite Intermediate Holdings, Inc.	Revolver	585,556
Babylon Buyer, Inc.	Revolver	233,463
Badge 21 Midco Holdings LLC	Delayed Draw	7,036,536
Badge 21 Midco Holdings LLC	Revolver	2,777,778
Badge 21 Midco Holdings LLC	Revolver	437,292
Badia Spices, LLC	Revolver	89,070
Baker Tilly Advisory Group, LP	Revolver	38,732
Banker's Toolbox, Inc.	Delayed Draw	805,289
Banyan Software Holdings, LLC	Revolver	248,453
Bayou Intermediate II, LLC	Delayed Draw	140,978
Bayou Intermediate II, LLC	Revolver	190,544
BC Group Holdings, Inc.	Delayed Draw	32,215
BCTO Bluebill Buyer, Inc.	Revolver	2,527,778
Beacon Pointe Harmony LLC	Revolver	639,000
Beacon Pointe Harmony, LLC	Delayed Draw	5,744,059
Beehive Loop Acuisitionco, LLC	Delayed Draw	172,536
Beehive Loop Acuisitionco, LLC	Revolver	114,016
Bells Parent, Inc.	Revolver	1,306,251
Bellwether Buyer LLC	Delayed Draw	32,271,747
Bellwether Buyer LLC	Revolver	4,592,708
Bellwether Buyer LLC	Revolver	3,484,367
Belmont Buyer, Inc.	Revolver	46,366
Benecon Midco II LLC	Revolver	4,750,000
Benefit Street Technology	Revolver	1,733,333
Bennu Bidco Limited	Delayed Draw	1,632,400
Beta Finco BV	Delayed Draw	11,970,948
Beta Plus Technologies, Inc.	Revolver	6,200,000
Beyond Risk Management, Inc.	Delayed Draw	1,253,929
Beyond Risk Management, Inc.	Revolver	485,855
BGIF IV Fearless UTI	Delayed Draw	548,091
Bigtime Software, Inc.	Revolver	1,396,552
Bingo Group Buyer, Inc.	Revolver	208,000

Borrower	Type	Principal Amount
Birdie Bidco, Inc.	Delayed Draw	315,787
Birdie Bidco, Inc.	First Lien Term Loan	10,965
Birdie Bidco, Inc.	Revolver	331,897
Blackbird Purchaser, Inc.	Delayed Draw	2,381,568
Blackbird Purchaser, Inc.	Revolver	2,210,568
BlackHawk Industrial Distribution, Inc.	Delayed Draw	946,329
BlackHawk Industrial Distribution, Inc.	Revolver	54,725
Blades Buyer, Inc.	Delayed Draw	1,050,650
Blades Buyer, Inc.	Revolver	200,922
Blue Bidco Limited	Delayed Draw	2,803,089
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	3,007,399
Blue Cloud Pediatric Surgery Centers, LLC	Revolver	2,898,954
Blue Raven Solutions, LLC	Revolver	123,863
Bluefin Holding, LLC	Revolver	3,958,758
Bluejack Fire Acquisition, Inc.	Delayed Draw	1,310,926
Bluejack Fire Acquisition, Inc.	Revolver	106,190
Bluesight, Inc.	Revolver	3,700,000
Bobtail Acquisitionco, LLC	Delayed Draw	1,235,229
Bobtail Acquisitionco, LLC	Revolver	633,136
Bolt Purchaser, LLC	Revolver	211,248
Bonterra LLC	Delayed Draw	40,199,428
Bonterra LLC	Revolver	7,401,780
Bottomline Technologies, Inc.	Revolver	1,008,195
Bounteous, Inc.	Delayed Draw	3,884,771
Bounteous, Inc.	Revolver	3,175,078
Bounteous, Inc.	Revolver	1,800,000
BPCP NSA Intermedco, Inc.	Revolver	1,265,823
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	670,426
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	9,000,000
Bridge Consumer Healthcare Intermediate LLC	Revolver	1,340,853
Bridgepointe Technologies, LLC	Delayed Draw	2,159,543
Bridgepointe Technologies, LLC	Delayed Draw	5,398,857
Bridgepointe Technologies, LLC	Revolver	3,000,000
BrightStar Group Holdings, Inc.	Revolver	469,274
Broadway Buyer LLC	Delayed Draw	5,399,199
Broadway Buyer LLC	Revolver	3,323,491
BSP- FL Holdings, Inc.	Delayed Draw	3,540,230
BSP- FL Holdings, Inc.	Revolver	973,563
Bulab Holdings, Inc.	Delayed Draw	5,214,878
Bulab Holdings, Inc.	Revolver	5,189,339
Bullhorn, Inc.	Delayed Draw	2,655,263
Bullhorn, Inc.	Revolver	1,824,561
Burgess Point Intermediate, Inc.	Delayed Draw	1,260,236
BusinesSolver.com, Inc.	Delayed Draw	5,945,572
BusinesSolver.com, Inc.	Revolver	2,659,902
By Light Professional IT Services LLC	Revolver	880,282
Cadence Intermediate	Delayed Draw	5,830,301
Cadence Intermediate	Revolver	615,796
Calcium Bidco Limited	Delayed Draw	9,375,000
Caldwell & Gregory LLC	Delayed Draw	225,000
Caldwell & Gregory LLC	Revolver	3,000,000
Cambrex Corporation	Revolver	629,737
Captive Resources Midco, LLC	Revolver	79,053
CARDS-Live Oak Holdings, Inc.	Delayed Draw	314,876
CARDS-Live Oak Holdings, Inc.	Revolver	204,460
Career Certified, LLC	Delayed Draw	2,097,087
Career Certified, LLC	Revolver	4,660,194
Carr, Riggs and Ingram Capital, L.L.C.	Revolver	2,924,012
Cascade Purchaser, LLC	Revolver	445,466
Castellum Security B.V.	Delayed Draw	16,653,033
Castle Management Borrower LLC	Delayed Draw	2,500,000
Castle Management Borrower LLC	Revolver	575,000
CB Buyer, Inc.	Revolver	1,431,627
CC SAG Acquisition Corp.	Delayed Draw	401,968

Borrower	Type	Principal Amount
CC SAG Acquisition Corp.	Revolver	699,301
CCI Buyer, Inc.	Revolver	2,296,378
Centegix Intermediate II, LLC	Delayed Draw	3,000,000
Centegix Intermediate II, LLC	Revolver	720,000
Cerity Partners Equity Holding LLC	Delayed Draw	11,419,680
Cerity Partners Equity Holding LLC	Revolver	534,441
Cerity Partners, LLC	Delayed Draw	927,811
Cerity Partners, LLC	Delayed Draw	1,270,708
Cerity Partners, LLC	Revolver	671,316
Cerity Partners, LLC	Revolver	20,032
Certinia, Inc.	Delayed Draw	13,750,000
CF Newco, Inc.	Revolver	708,451
CFGI Holdings, LLC	Revolver	1,751,825
CFS Brands, LLC	Revolver	926,829
Charisma Fund I LP	Revolver	229,857,722
Chase Intermediate, LLC	Delayed Draw	14,381,785
Chase Intermediate, LLC	Revolver	1,400,000
Chronicle Parent LLC	Delayed Draw	15,547,917
Chronicle Parent LLC	Revolver	6,296,297
Churchill OPCO Holdings LLC	Delayed Draw	59,736
Churchill OPCO Holdings LLC	Revolver	8,501
Cinelease, LLC	Revolver	1,086,796
Circana Group, L.P.	Revolver	2,094,167
Circauto Bidco AB	Delayed Draw	594,138
Circauto Bidco AB	Delayed Draw	14,659,488
ClearCapital Holdings, LLC	Delayed Draw	325,129
ClearCapital Holdings, LLC	Revolver	722,508
Cleo Communications Holding, LLC	Revolver	2,140,000
Climate Pros, LLC	Delayed Draw	-
CMG Holdco, LLC	Delayed Draw	1,662,444
CMG Holdco, LLC	Revolver	143,073
CMI Parent, Inc.	Delayed Draw	355,568
CMI Parent, Inc.	Revolver	159,149
Cobalt Service Partners, LLC	Delayed Draw	3,931,841
Cobalt Service Partners, LLC	Revolver	2,858,824
Cobham Holdings, Inc.	Revolver	1,757,813
Coding Solutions Acquisition, Inc.	Delayed Draw	16,811,464
Coding Solutions Acquisition, Inc.	Revolver	1,412,214
Collision SP Subco, LLC	Delayed Draw	1,900,056
Collision SP Subco, LLC	Delayed Draw	-
Collision SP Subco, LLC	Revolver	74,941
Comet Bidco Ltd.	Delayed Draw	3,543,508
Command Holding Corp.	Revolver	983,051
Community Medical Acquisition Corp.	Revolver	1,620,944
ComPsych Investment Corp.	Delayed Draw	17,250,000
Computer Services, Inc.	Delayed Draw	1,356,094
Concord Global Acquisition, LLC	Delayed Draw	2,278,951
Concord Global Acquisition, LLC	Revolver	1,424,344
Conservice Midco, LLC	Revolver	1,935,053
Consilio Midco Limited	Delayed Draw	8,955,224
Consilio Midco Limited	Delayed Draw	4,477,612
Consilio Midco Limited	Revolver	11,641,791
Consor Intermediate II, LLC	Delayed Draw	2,869,718
Consor Intermediate II, LLC	Delayed Draw	3,443,662
Consor Intermediate II, LLC	Delayed Draw	4,361,972
Consor Intermediate II, LLC	Revolver	2,653,521
Continental Buyer, Inc.	Delayed Draw	872,458

Borrower	Type	Principal Amount
Continental Buyer, Inc.	Revolver	11,285,716
Contractual Buyer, LLC	Revolver	3,000,000
Convera International Financial S.À R.L	Revolver	145,204
COP HomeTown Acquisitions, Inc.	Revolver	553,861
COP Village Green Acquisitions, Inc.	Delayed Draw	914,678
COP Village Green Acquisitions, Inc.	Revolver	1,247,289
CORA Health Holdings Corp.	Revolver	48,489
CoreRX, Inc.	Revolver	375
Coretrust Purchasing Group LLC	Delayed Draw	1,906,767
Coretrust Purchasing Group LLC	Revolver	4,511,278
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	3,371,879
Corinthia Bidco Limited	Delayed Draw	5,000,000
Corinthia Bidco Limited	Revolver	2,400,000
Cority Software Inc.	Revolver	608,370
Coupa Holdings, LLC	Revolver	792,681
CPC/Cirtec Holdings, Inc.	Revolver	723,514
CPC/Cirtec Holdings, Inc.	Revolver	73,560
CR Fitness Holdings, LLC	Delayed Draw	5,000,000
CR Fitness Holdings, LLC	Revolver	2,250,000
Cradle Lux Bidco S.A.R.L.	Delayed Draw	82,406
Cradle Lux Bidco S.A.R.L.	Delayed Draw	235,010
CRCI Longhorn Holdings, Inc.	Delayed Draw	7,907,896
CRCI Longhorn Holdings, Inc.	Revolver	5,354,910
Create Music Holdings, LLC	Delayed Draw	85,228
Credit Connection, LLC	Revolver	600,000
Creek Parent, Inc.	Revolver	4,809,819
Crewline Buyer, Inc.	Revolver	4,722,499
Crimson FLS Acquisition	Delayed Draw	2,918,902
Crimson FLS Acquisition	Revolver	1,876,690
CRS Midco Holdings, LLC	Delayed Draw	1,730,769
CRS Midco Holdings, LLC	Revolver	1,038,462
CSHC BuyerCo, LLC	Delayed Draw	877,619
CSHC BuyerCo, LLC	Delayed Draw	1,308,090
CSHC BuyerCo, LLC	Revolver	3,221,044
Curriculum Associates, LLC	Delayed Draw	7,886,925
Curriculum Associates, LLC	Delayed Draw	9,908,566
CVP Holdco, Inc.	Revolver	2,353,141
Cyber U.S. Bidco LLC	Delayed Draw	1,992,308
Cyber U.S. Bidco LLC	Revolver	478,154
DA Blocker Corp.	Delayed Draw	5,514,706
DA Blocker Corp.	Revolver	1,580,882
Dante Midco B.V.	Delayed Draw	3,740,001
Databricks, Inc.	Delayed Draw	9,418,290
Databricks, Inc.	Delayed Draw	10,559,659
Datacor, Inc.	Delayed Draw	18,115,942
Datalink, LLC	Revolver	237,097
Davidson Hotel Company LLC	Delayed Draw	124,746
Davidson Hotel Company LLC	Revolver	95,904
Dawson Logan 2025-L5 - Class B	Private Investment Vehicle	59,213,317
Dawson Logan 2025-L5 - Class C	Private Investment Vehicle	45,280,772
Dawson Rated Fund 6-R2 LP	Delayed Draw	3,544,214
DCG Acquisition Corp.	Delayed Draw	652,362
DCG Acquisition Corp.	Delayed Draw	1,969,901
DCG Acquisition Corp.	Revolver	2,333,696
DecoPac, Inc.	Revolver	1,918,544
Deerfield Dakota Holding, LLC	Revolver	8,714,006
Delorean Purchaser, Inc.	Revolver	3,430,542
Denali Bidco Ltd.	Delayed Draw	2,053,803
Denali Intermediate Holdings, Inc.	Revolver	1,840,854
Denali Midco 2 LLC	Delayed Draw	194,667
Diamondback Acquisition, Inc.	Delayed Draw	22,063,405
Diamondback Acquisition, Inc.	Revolver	10,106,860
DigiCert, Inc.	Revolver	426,943
Diligent Corporation	Delayed Draw	157,002
Diligent Corporation	Revolver	1,066,882
Dimension Energy LLC	Delayed Draw	421,121
DISA Holdings Corp.	Delayed Draw	97,471
DISA Holdings Corp.	Revolver	1,145,569
Discovery Buyer, L.P.	Delayed Draw	10,057,141

Borrower	Type	Principal Amount
Discovery Buyer, L.P.	Revolver	6,750,000
Dispatch Acquisition Holdings, LLC	Delayed Draw	3,974,359
Dispatch Acquisition Holdings, LLC	Revolver	6,071,795
Diverzify Intermediate LLC	Revolver	186,593
Divisions Holding Corporation	Revolver	72,118
DM Buyer (USA), Inc.	Revolver	1,324,221
DM Intermediate Parent, LLC	Delayed Draw	7,500,000
DOCS MSO LLC	Revolver	1,612,903
DOXA Insurance Holdings LLC	Delayed Draw	18,820
DOXA Insurance Holdings LLC	Delayed Draw	1,004,979
DOXA Insurance Holdings LLC	Revolver	16,303
Doxim, Inc.	Revolver	256,250
DriveCentric Holdings, LLC	Delayed Draw	11,162,273
Drogon Bidco, Inc.	Delayed Draw	275,897
DRS Holdings III, Inc.	Revolver	11,426
DT Intermediate Holdco	Revolver	432,069
DT1 Midco Corp.	Revolver	1,090,453
DTI Holdco, Inc.	Revolver	720,571
Duraserv LLC	Delayed Draw	59,269
Duro Dyne National Corp.	Delayed Draw	2,837,624
Duro Dyne National Corp.	Revolver	2,837,624
Dwyer Instruments, LLC	Revolver	801,894
Eagan Parent, Inc.	Delayed Draw	4,323,870
Eagan Parent, Inc.	Revolver	2,306,064
Eagle Family Foods, Inc.	Revolver	3,955,056
Eagle U.S. Purchaser, Inc.	Revolver	6,898,427
Eclipse Buyer, Inc.	Delayed Draw	9,475,332
Eclipse Buyer, Inc.	Revolver	3,948,420
EdgeCo Buyer, Inc.	Revolver	244,291
Edition Holdings, Inc.	Delayed Draw	3,625,680
Edition Holdings, Inc.	Revolver	1,451,616
EDPO, LLC	Delayed Draw	1,217,148
EDPO, LLC	Revolver	649,145
Einstein Parent, Inc.	Revolver	5,258,561
Elemica, Inc.	Revolver	676,101
Elk Bidco, Inc	Delayed Draw	301,180
Elk Bidco, Inc	Revolver	271,062
Elliott Davis Advisory, LLC	Delayed Draw	375,975
Elliott Davis Advisory, LLC	Revolver	301,328
ELM Debtco, LLC	Delayed Draw	70,227
ELM Debtco, LLC	Revolver	65,405
EMB Purchaser, Inc.	Delayed Draw	1,669,259
EMB Purchaser, Inc.	Delayed Draw	200,429
EMB Purchaser, Inc.	Revolver	175,541
Emburse, Inc.	Delayed Draw	5,822,368
Emburse, Inc.	Revolver	5,822,368
Emergence Mobility Technologies, Inc.	Delayed Draw	2,857,676
Emergence Mobility Technologies, Inc.	Revolver	515,000
Empower Payments Investor, LLC	Delayed Draw	1,147,477

Borrower	Type	Principal Amount
Empower Payments Investor, LLC	Revolver	3,176,331
Empyrean Solutions LLC	Delayed Draw	4,976,959
Empyrean Solutions LLC	Revolver	1,866,359
Endurance PT Technology Buyer Corporation	Revolver	320,083
ENT MSO LLC	Revolver	773,678
ENV BIDCO A.B.	Delayed Draw	1,015,771
Enverus Holdings, Inc.	Delayed Draw	33,543,814
Enverus Holdings, Inc.	Delayed Draw	22,198
Enverus Holdings, Inc.	First Lien Term Loan	260,530
Enverus Holdings, Inc.	Revolver	9,991,394
Enverus Holdings, Inc.	Revolver	3,349,876
Enverus Holdings, Inc.	Revolver	196,017
EPFS Buyer, Inc.	Delayed Draw	685,841
EPFS Buyer, Inc.	Revolver	1,592,920
Equinox Buyer LLC	Revolver	103,851
ERC TOPCO Holdings, Inc.	Revolver	100,393
ESG Investments, Inc.	Delayed Draw	2,491,071
ESG Investments, Inc.	Revolver	2,142,857
ESHA Intermediate, LLC	Delayed Draw	5,181,347
ESHA Intermediate, LLC	Revolver	3,730,570
Eshipping, LLC	Delayed Draw	2,686,747
Eshipping, LLC	Revolver	1,326,581
Espressor Bidco Inc.	Delayed Draw	119,506
Espressor Bidco Inc.	Revolver	659,341
Essential Services Holding Corporation	Delayed Draw	2,081,784
Essential Services Holding Corporation	Revolver	624,535
Everbridge Holdings, LLC	Delayed Draw	3,377,778
Everbridge Holdings, LLC	Revolver	2,222,222
Evergreen Services Group II, LLC	Delayed Draw	20,031,522
Evolent Health LLC	Revolver	420
Exactcare Parent, Inc.	Revolver	1,032,787
Excelitas Technologies Corp.	Delayed Draw	162,109
Exemplis LLC	Revolver	9,523,810
Expereo USA, Inc.	Delayed Draw	560,116
Expereo USA, Inc.	Revolver	151,629
ExperiGreen Intermediate Holdings, Inc.	Delayed Draw	1,822,684
ExperiGreen Intermediate Holdings, Inc.	Revolver	1,188,190
Exterro LLC	Delayed Draw	6,057,692
F&M Buyer LLC	Delayed Draw	7,164,179
F&M Buyer LLC	Revolver	3,134,328
F12 Canada Acquisition INC.	Delayed Draw	3,784,137
F12 Canada Acquisition INC.	Revolver	1,815,805
Fairway Lawns, LLC	Delayed Draw	747,518
Fairway Lawns, LLC	Revolver	119,113
Fastener Distribution Holdings, LLC	Delayed Draw	15,365,461
Fetch, Inc.	Delayed Draw	4,979,374
Fetch, Inc.	Revolver	3,090,756
Fever Labs, Inc.	Delayed Draw	337,838
Fever Labs, Inc.	Delayed Draw	118,065
Fever Labs, Inc.	Revolver	38
FH DMI Buyer, Inc.	Delayed Draw	1,870,036
FH DMI Buyer, Inc.	Revolver	457,289
Financial-Information-Technologies, LLC	Delayed Draw	2,640,000
Financial-Information-Technologies, LLC	Revolver	2,500,000
Financière N SAS	Delayed Draw	22,699,929
Firebird Acquisition Corp, Inc.	Revolver	2,173,729
Fitness Ventures Holdings, Inc.	Delayed Draw	486,897
FL Hawk Intermediate Holdings, Inc.	Revolver	34,965
FL Hawk Intermediate Holdings, Inc.	Revolver	317,088
Flexera Software LLC	Revolver	6,038,593
Flint OpCo, LLC	Delayed Draw	407,548
Flint OpCo, LLC	Delayed Draw	1,290,689
Flint OpCo, LLC	Delayed Draw	4,061,890
Flint OpCo, LLC	Revolver	129,492
Flint OpCo, LLC	Revolver	1,234,585
Flow Control Solutions, Inc.	Revolver	1,205,317
Flow Control Solutions, Inc.	Revolver	240,253
Flow Intermediate II, LLC	Delayed Draw	1,483,784
Flow Intermediate II, LLC	Revolver	807,838
Flow Traders Holding, LLC	Revolver	1,321,514
FLS Holding, Inc.	Revolver	25,000
Fortis Solutions Group, LLC	Revolver	809,595

Borrower	Type	Principal Amount
Forward Keystone Holdings, LP	Delayed Draw	78,361
Forward Keystone Holdings, LP	First Lien Term Loan	11,727
Foundation Risk Partners, Corp.	Delayed Draw	6,751,703
Foundation Risk Partners, Corp.	Revolver	4,601,954
Foundation Risk Partners, Corp.	Revolver	583,095
Fourth Enterprises LLC	Delayed Draw	4,833,284
Fourth Enterprises LLC	Revolver	2,229,738
FQ Buyer, Inc.	Delayed Draw	7,274,709
FQ Buyer, Inc.	Revolver	3,645,833
FR Vision Holdings, Inc.	Delayed Draw	347,688
FR Vision Holdings, Inc.	Revolver	282,361
Fraizer & Deeter Advisory, LLC	Delayed Draw	694,912
Fraizer & Deeter Advisory, LLC	Revolver	132,468
Frontline Road Safety Operations, LLC	Delayed Draw	474,184
Frontline Road Safety Operations, LLC	Delayed Draw	1,438,532
Frontline Road Safety Operations, LLC	First Lien Term Loan	26,053
Frontline Road Safety Operations, LLC	Revolver	351,868
Fullsteam Operations LLC	Delayed Draw	21,464,023
Fullsteam Operations LLC	Revolver	4,054,059
G702 Buyer, Inc.	Revolver	179,170
Gainsight, Inc.	Revolver	2,816,332
Galaxy Buyer, Inc.	Delayed Draw	40,257
Galaxy Buyer, Inc.	Revolver	111,261
Galway Borrower LLC	Revolver	865,653
Galway Borrower, LLC	Delayed Draw	47,105,212
Galway Borrower, LLC	Delayed Draw	4,800,554
Galway Borrower, LLC	Delayed Draw	4,713,928
Galway Borrower, LLC	Revolver	938,213
Galway Borrower, LLC	Revolver	3,277,451
GarageCo Intermediate II, LLC	Delayed Draw	883,838
GarageCo Intermediate II, LLC	Revolver	265,152
Gateway US Holdings, Inc.	Delayed Draw	1,075,270
Gateway US Holdings, Inc.	Revolver	1,716,201
Gator Plastic Intermediate Holdings, LLC	Revolver	2,234,170
GB Eagle Parent, Inc.	Revolver	2,221,229
GC Waves Holdings Inc	Delayed Draw	11,401,935
Generator US Buyer, Inc.	Delayed Draw	301,372
Generator US Buyer, Inc.	Revolver	15,351
Geo TopCo Corporation	Revolver	692,840
Gestion ABS Bidco, Inc.	Delayed Draw	3,739,214
Gestion ABS Bidco, Inc.	Revolver	1,438,159
GHP-VGS Purchaser LLC	Delayed Draw	846,845
GHP-VGS Purchaser LLC	Revolver	226,250
GHX Ultimate Parent Corporation	First Lien Term Loan	30,378
GHX Ultimate Parent Corporation	Revolver	5,546,769
Global Music Rights	Revolver	4,726,224
GMES, LLC	Delayed Draw	2,765,958
GMES, LLC	Revolver	3,404,255
GMF Parent, Inc.	Delayed Draw	10,478,181
GMF Parent, Inc.	Revolver	2,818,202
Goldeneye Parent, LLC	Revolver	11,031,203
GoodLife Fitness Centres Inc.	Revolver	4,277,221
Goose Borrower LP	Revolver	1,250,560
GovBrands Intermediate, Inc.	Revolver	671,545
GovDelivery Holdings, LLC	Delayed Draw	1,194,000
GovDelivery Holdings, LLC	Revolver	5,744,605
GovDelivery Holdings, LLC	Revolver	3,873,097
Graffiti Buyer, Inc.	Delayed Draw	969,839
Graffiti Buyer, Inc.	Delayed Draw	902,817
Graffiti Buyer, Inc.	Revolver	586,245
Grit Buyer, Inc.	Delayed Draw	812,247
Grit Buyer, Inc.	Revolver	292,207
Ground Penetrating Radar Systems, LLC	Delayed Draw	3,891,090
Ground Penetrating Radar Systems, LLC	Revolver	2,108,911
GS Acquisitionco, Inc.	Delayed Draw	5,900,000
GS Acquisitionco, Inc.	Delayed Draw	368,000

Borrower	Type	Principal Amount
GS Acquisitionco, Inc.	Revolver	223,975
GS Acquisitionco, Inc.	Revolver	690,589
GS Seer Group Borrower LLC	Delayed Draw	391,657
GS Seer Group Borrower LLC	Revolver	183,486
GSV Holding, LLC	Revolver	1,602,036
GT Silver Merger Sub	Delayed Draw	809,997
GT Silver Merger Sub	Revolver	926,294
GTCR ABC Buyer, LLC	Delayed Draw	4,341,756
GTCR ABC Buyer, LLC	Revolver	2,170,878
GTCR BC Purchaser, Inc.	Delayed Draw	2,212,627
GTCR BC Purchaser, Inc.	Revolver	1,180,068
Guava Buyer LLC	Delayed Draw	2,127,037
Guava Buyer LLC	Revolver	2,738,853
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC - Class C	Private Investment Vehicle	19,720,677
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC - Class D	Private Investment Vehicle	19,720,677
GuidePoint Security Holdings, LLC	Revolver	142,656
HALO Buyer, Inc.	Revolver	194,426
Harvey Tool Company, LLC	Delayed Draw	249,317
Harvey Tool Company, LLC	Revolver	253,807
HASA Acquisition, LLC	Delayed Draw	755,279
HASA Acquisition, LLC	Revolver	141,615
HBH Buyer, LLC	Delayed Draw	302,789
HBH Buyer, LLC	Revolver	700
HBH Buyer, LLC	Revolver	1,000
HBWM Intermediate II, LLC	Delayed Draw	12,827,463
HBWM Intermediate II, LLC	Revolver	452,721
Headlands Buyer, Inc.	Delayed Draw	252,791
Headlands Buyer, Inc.	Revolver	113,063
Health Buyer LLC	Revolver	8,632
Health Plan One, Inc.	Delayed Draw	343,244
Health Plan One, Inc.	Revolver	896,577
HealthMark Holdings GP, LLC	Delayed Draw	8,367,817
HealthMark Holdings GP, LLC	Revolver	6,481,478
HeartLand PPC Buyer, LLC	Delayed Draw	3,390,096
HeartLand PPC Buyer, LLC	Revolver	1,251,248
Heights Buyer, LLC	Delayed Draw	248,810
Helium Acquirer Corporation	Revolver	110,454
Helium Acquirer Corporation	Revolver	1,491,129
Helix TS, LLC	Delayed Draw	728,559
HemaSource, Inc.	Delayed Draw	5,000,000
HemaSource, Inc.	Revolver	3,312,500
HES Intermediate Holdings II, LLC	Delayed Draw	8,593,282
HES Intermediate Holdings II, LLC	Revolver	6,138,793
Higginbotham Insurance Agency, Inc.	Delayed Draw	8,106,968
Higginbotham Insurance Agency, Inc.	Delayed Draw	1,961,566
High Bar Brands Operating, LLC	Delayed Draw	1,912,493
High Bar Brands Operating, LLC	Revolver	1,086,317
High Street Buyer, Inc.	Delayed Draw	10,801,162
Higher Logic, LLC	Revolver	700,930
Hills Distribution, Inc.	Delayed Draw	424,118
Hills Distribution, Inc.	Revolver	640
Himalaya Topco LLC	Delayed Draw	1,614,879
Himalaya Topco LLC	Delayed Draw	920,967
Himalaya Topco LLC	First Lien Term Loan	53,876
Himalaya Topco LLC	Revolver	940,873
Horizon Avionics Buyer, LLC	Delayed Draw	9,097,201
Horizon Avionics Buyer, LLC	Revolver	4,192,088
HP RSS Buyer, Inc.	Delayed Draw	4,869,464
HP TLE Buyer, Inc.	Revolver	7,213,115
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	116,047,896
HS Spa Holdings, Inc.	Revolver	219,939
HSI Halo Acquisition, Inc.	Delayed Draw	1,056,624
HSI Halo Acquisition, Inc.	Revolver	1,711,863
HT Intermediary III, Inc.	Revolver	835,227
HuFriedy Group Acquisition LLC	Delayed Draw	715,288
Hydraulic Technologies USA LLC	Revolver	1,322,370
Hyland Software, Inc.	Revolver	2,283,637
Hyperion Solutions Corporation	Revolver	389,257
Hyphen Solutions, LLC	Delayed Draw	4,361,186
Hyphen Solutions, LLC	Revolver	2,616,712

Borrower	Type	Principal Amount
iCIMS, Inc.	Revolver	1,167,618
ID Label Holdings, Inc.	Revolver	666,667
Ideal Components Acquisition, LLC	Delayed Draw	6,183,206
Ideal Components Acquisition, LLC	Revolver	3,160,305
IFH Franchisee Holdings LLC	Delayed Draw	626,715
IFH Franchisee Holdings LLC	Revolver	333
IG Investment Holdings, LLC	Revolver	2,242,316
IG Investment Holdings, LLC	Revolver	2,857,554
Imagine 360 LLC	Delayed Draw	2,404,220
Imagine 360 LLC	Revolver	1,023,922
Indigo Buyer, Inc.	Delayed Draw	5,958,087
Indigo Buyer, Inc.	Delayed Draw	2,590,000
Indigo Buyer, Inc.	Revolver	2,000,000
Infinity Home Services Holdco, Inc.	Delayed Draw	2,605,114
InhabitIQ, Inc.	Delayed Draw	3,661,255
InhabitIQ, Inc.	Revolver	2,288,284
Innovetive Petcare, LLC	Delayed Draw	256,481
Inovex Information Systems Incorporated	Delayed Draw	3,279,857
Inovex Information Systems Incorporated	Revolver	333,333
Integrated Power Services Holdings, Inc.	Delayed Draw	17,695,396
Integrated Power Services Holdings, Inc.	Revolver	7,281,037
Integrated Power Services Holdings, Inc.	Revolver	2,599,755
Integrity Marketing Acquisition, LLC	Delayed Draw	99,101
Integrity Marketing Acquisition, LLC	Delayed Draw	9,258,997
Integrity Marketing Acquisition, LLC	Revolver	4,008,894
Integrity Marketing Acquisition, LLC	Revolver	5,250,000
INTEL 471, Inc.	Delayed Draw	9,687,500
Invicti Intermediate 2, LLC	Revolver	1,090,909
Invited, Inc.	Delayed Draw	363,911
Invited, Inc.	Revolver	860,901
IQN Holding Corp.	Revolver	231,016
Iris Buyer LLC	Delayed Draw	317,076
Iris Specialty Acquisition LLC	Delayed Draw	1,685,442
Iris Specialty Acquisition LLC	Delayed Draw	1,383,635
Iris Specialty Acquisition LLC	Revolver	2,293,376
ISC CG Buyer, LLC	Delayed Draw	1,205,892
ISC CG Buyer, LLC	Revolver	245,800
IvyRehab Intermediate II, LLC	Delayed Draw	9,280,790
IvyRehab Intermediate II, LLC	Revolver	589,184
Jams Buyer LLC	Delayed Draw	572,052
Jams Buyer LLC	Revolver	319,668
Java Buyer, Inc.	Delayed Draw	9,161,787
Java Buyer, Inc.	Revolver	4,036,029
Jawbreaker Parent, Inc.	Delayed Draw	14,955,041
Jawbreaker Parent, Inc.	Revolver	14,955,041
Jeppesen Holdings, LLC	Revolver	5,434,997
Jeppesen Holdings, LLC	Revolver	3,697,183
JKC Parent, Inc.	Revolver	523,479
Jones Fish Hatcheries & Distributors, LLC	Delayed Draw	929,714
Jones Fish Hatcheries & Distributors, LLC	Revolver	261,770
JSG II, INC	Delayed Draw	5,036,284
JSG II, INC	Revolver	2,163,226
JTM Foods, LLC	Revolver	54,648
Kairos Bidco Limited	Revolver	1,350,000
Kalle Management GmbH	Delayed Draw	291,199
Kano Intermediate, Inc.	Delayed Draw	2,143,098
Kano Intermediate, Inc.	Delayed Draw	2,558,923
Kano Intermediate, Inc.	Revolver	1,279,461
KANT Bidco Ltd.	Delayed Draw	6,343,918
KANT Bidco Ltd.	Revolver	3,998,248

Borrower	Type	Principal Amount
Keel Platform, LLC	Delayed Draw	3,650,481
Keel Platform, LLC	Delayed Draw	2,437,766
Kenco PPC Buyer, LLC	Revolver	527,512
KENE Acquisition, Inc.	Revolver	3,401,559
KENG Acquisition, Inc.	Delayed Draw	16,444,961
KENG Acquisition, Inc.	Revolver	4,602,357
King Risk Partners, LLC	Delayed Draw	673,426
King Risk Partners, LLC	Delayed Draw	198,548
King Risk Partners, LLC	Revolver	242,143
KL Hilltop Acquisition, LLC	Delayed Draw	2,139,480
KL Hilltop Acquisition, LLC	Revolver	1,770,699
Kleinfelder Intermediate LLC	Delayed Draw	5,143,563
Kleinfelder Intermediate LLC	Delayed Draw	1,032,787
Kleinfelder Intermediate LLC	Revolver	959,015
Klick, Inc.	Revolver	4,175,824
Kline Hill Partners LP	Delayed Draw	2,450,000
Kline Hill Partners LP	Revolver	980,000
Koala Investment Holdings, Inc.	Delayed Draw	9,183,264
Koala Investment Holdings, Inc.	Revolver	2,217,993
Kohlberg Kinetic Borrower, LP	Delayed Draw	7,272,727
KPA Parent Holdings, Inc.	Delayed Draw	2,349,015
KPA Parent Holdings, Inc.	Revolver	1,778,017
Kpler Finance SA	Delayed Draw	3,888,889
Kpler Finance SA	First Lien Term Loan	711,994
Kpler Finance SA	Revolver	777,778
KRIV Acquisition Inc.	Delayed Draw	6,681,528
KRIV Acquisition Inc.	Delayed Draw	8,474,333
KRIV Acquisition Inc.	Revolver	2,293,697
KRIV Acquisition Inc.	Revolver	1,104,854
Kstone Buyer, Inc.	Delayed Draw	7,407,407
Kstone Buyer, Inc.	Revolver	6,666,667
KWOL Acquisition, Inc.	Revolver	8,942,106
KWOR Acquisition, Inc.	Delayed Draw	3,200,000
KWOR Acquisition, Inc.	Revolver	2,300,000
Last Dance Intermediate II, LLC	Delayed Draw	2,720,339
Last Dance Intermediate II, LLC	Delayed Draw	6,779,661
Last Dance Intermediate II, LLC	Revolver	3,434,651
LAV Gear Holdings, Inc.	Revolver	85,694
LeadsOnline, LLC	Revolver	1,176,470
LeadVenture, Inc.	Delayed Draw	3,045,926
LeadVenture, Inc.	Revolver	2,806,810
Leantaas Holdings, Inc.	Delayed Draw	9,626
LEG Purchaser Inc.	Revolver	52,141
Legends Hospitality Holding Company, LLC	Revolver	2,840,540
LEHR Upfitters, LLC	Delayed Draw	402,929
LH Holding Company, LLC	Delayed Draw	890,791
LH Holding Company, LLC	Revolver	691,154
LHS Borrower, LLC	Revolver	4,097,001
Lido Purchaser, Inc.	Delayed Draw	7,669,173
Life Science Intermediate Holdings, LLC	Delayed Draw	3,820,000
Life Science Intermediate Holdings, LLC	Revolver	13,548
Lightbeam Bidco, Inc.	Delayed Draw	3,400,485
Lightbeam Bidco, Inc.	Revolver	934,761
Lighthouse Buyer, Inc.	Delayed Draw	12,500,000
Lighthouse Buyer, Inc.	Revolver	2,000,000
Lighthouse Finco Sarl	Delayed Draw	3,889,200
Lighthouse Finco SARL	Revolver	18,520,000
Lighthouse Parent Holdings, Inc.	Revolver	3,461,538
Lindstrom, LLC	Revolver	6,430,868
Litera Bidco LLC	Delayed Draw	4,598,006
Litera Bidco LLC	Delayed Draw	928,312
Litera Bidco LLC	Revolver	341,799
Livebarn US, LLC	Delayed Draw	608,375
Livebarn US, LLC	Revolver	166,548
Livewire Acquisition, Inc.	Delayed Draw	7,451,551
Livewire Acquisition, Inc.	Revolver	3,277,533
LivTech Purchaser, Inc.	Revolver	274,865
LJ Avalon Holdings, LLC	Delayed Draw	6,884,916
LJ Avalon Holdings, LLC	Delayed Draw	621,595
LJ Avalon Holdings, LLC	Revolver	1,810,345
LJ Avalon Holdings, LLC	Revolver	1,028,663
LJ Avalon Holdings, LLC	Revolver	1,222,451
LJ Avalon Holdings, LLC	Revolver	1,440,006
LJ Perimeter Buyer, Inc.	Delayed Draw	267,188

Borrower	Type	Principal Amount
LJP Purchase, Inc.	Delayed Draw	376,805
LJP Purchase, Inc.	Revolver	242
Lobos Parent, Inc.	Delayed Draw	5,770,151
Lobos Parent, Inc.	Delayed Draw	1,493,316
Lobos Parent, Inc.	Revolver	1,960,449
Lobos Parent, Inc.	Revolver	3,341,865
Lobos Parent, Inc.	Revolver	1,453,226
Lonestar Midco I LLC	Revolver	1,589,744
Low Voltage Holdings Inc.	Delayed Draw	7,009,493
Low Voltage Holdings Inc.	Revolver	1,179,490
Low Voltage Holdings Inc.	Revolver	7,570,217
LR Orion Bidco Limited	Delayed Draw	13,824,490
LR Orion Bidco Limited	Revolver	6,411,183
Lubricant Engineers Holding Corp.	Delayed Draw	2,364,731
Lubricant Engineers Holding Corp.	Revolver	266,943
LVF Holdings, Inc.	Delayed Draw	2,608,696
Magneto Components Buyco, LLC	Delayed Draw	3,636,364
Magneto Components Buyco, LLC	Revolver	2,127,607
MAI Capital Management Intermediate LLC	Delayed Draw	3,689,340
MAI Capital Management Intermediate LLC	Delayed Draw	4,958,686
MAI Capital Management Intermediate LLC	Revolver	5,294,143
Majco LLC	Delayed Draw	7,847,318
Majco LLC	Revolver	4,545,455
Majesco	Revolver	7,207,000
Mammoth Holdings, LLC	Revolver	1,750,000
Management Consulting & Research, LLC	Delayed Draw	1,966,904
Management Consulting & Research, LLC	Revolver	755,011
Management Consulting & Research, LLC	Revolver	1,304,363
Mandrake BidCo, Inc.	Revolver	724,000
ManTech International Corporation	Revolver	1,359,287
ManTech International Corporation	Revolver	2,158,462
Marco Technologies LLC	Delayed Draw	559,130
Margaritaville Enterprises LLC	Revolver	312,500
Mari Events Midco LLC	Delayed Draw	7,983
Marina Acquisition, Inc.	Revolver	1,400,339
Markon, LLC	Revolver	3,333,333
Matterhorn Finco, Inc.	Revolver	4,666,667
Maverick Bidco, Inc.	Delayed Draw	4,042,432
Maverick Bidco, Inc.	Revolver	3,233,945
MB2 Dental Solutions, LLC	Delayed Draw	2,877,820
MB2 Dental Solutions, LLC	Delayed Draw	7,214,703
MB2 Dental Solutions, LLC	Revolver	1,517,208
Mc Group Ventures Corporation	Delayed Draw	81,731
Mc Group Ventures Corporation	Delayed Draw	6,250,000
Mclarens Midco, Inc.	Delayed Draw	1,423,965
Mclarens Midco, Inc.	Revolver	2,373,729
MedX Holdings, LLC	Delayed Draw	15,147,909
MedX Holdings, LLC	Revolver	5,463,514
MEI Buyer, LLC	Revolver	1,871,441
Merative LP	Delayed Draw	9,502,941
Merative LP	Revolver	8,408,824
Mercury Bidco LLC	Revolver	3,061,224
Merit Financial Group, LLC	Delayed Draw	397,911
Merit Software Finance Holdings, LLC	Delayed Draw	472,494
Merit Software Finance Holdings, LLC	Revolver	214,133
Meta Buyer LLC	Delayed Draw	2,600,992
Meta Buyer LLC	Revolver	1,668,001
Metatiedot Bidco Oy	Revolver	78,823
MGT Impact Holdings, LLC	Delayed Draw	3,664,380
MGT Impact Holdings, LLC	Revolver	378,621
MGT Merger Target, LLC	Revolver	603,578
Micro Holdings LLC	Delayed Draw	5,561,467
Micro Holdings LLC	Revolver	1,980,000
MicroStar Logistics LLC	Revolver	162
Millstone Medical Outsourcing, LLC	Revolver	2,012,579
Miraclon Corporation	Revolver	6,658,647
ML Holdco, Inc.	Delayed Draw	5,657,640
MN Acquisition, Inc.	Revolver	166,667
MN Acquisition, Inc.	Revolver	458,821
Moderna, Inc	Delayed Draw	5,399,999
Modernizing Medicine, Inc.	First Lien Term Loan	55,659
Modernizing Medicine, Inc.	Revolver	3,808,680
Momentum Textiles, LLC	Revolver	1,033,149
Monarch Buyer, Inc.	Delayed Draw	2,132,734
Monarch Buyer, Inc.	Revolver	978,069
Monotype Imaging Holdings, Inc.	Delayed Draw	2,555,172
Monotype Imaging Holdings, Inc.	Revolver	5,172,414

Borrower	Type	Principal Amount
Monroe Engineering Group LLC	Delayed Draw	284,145
Monroe Engineering Group LLC	Delayed Draw	887,953
Moonlight Parent, Inc.	Delayed Draw	1,839,623
Moonlight Parent, Inc.	Revolver	1,103,774
More Cowbell II LLC	Delayed Draw	5,790,526
More Cowbell II LLC	Revolver	7,705,652
Motion & Control Enterprises LLC	Delayed Draw	2,785,793
Motor Vehicle Software Corporation	Revolver	1,243,544
Mountain Parent, Inc.	Delayed Draw	5,327,500
Mountain Parent, Inc.	Revolver	5,716,000
Movati Athletic Group, Inc.	Delayed Draw	3,645,924
Movati Athletic Group, Inc.	Revolver	681,224
Movati Athletic Group, Inc.	Revolver	2,053,219
MPLT Debt Merger Sub, LP	Revolver	242,032
mPulse Mobile, Inc.	Delayed Draw	1,269,231
mPulse Mobile, Inc.	Revolver	1,903,846
MRH Trowe Beteiligungsgesellschaft mbH	Delayed Draw	5,038,798
MRH Trowe Beteiligungsgesellschaft mbH	Revolver	3,495,135
MRI Software, LLC	Delayed Draw	4,655,799
MRI Software, LLC	Revolver	9,380,559
MRI Software, LLC	Revolver	4,160,959
MRO Corporation	Delayed Draw	1,471,514
MRO Corporation	Revolver	1,471,514
MRO Parent Corporation	Delayed Draw	2,021,858
MRO Parent Corporation	Revolver	2,161,371
MSIS Holdings, Inc.	Delayed Draw	1,040,005
MSIS Holdings, Inc.	Revolver	607,093
Mustang Prospects Purchaser, LLC	Delayed Draw	87,348
Namecheap, Inc.	Revolver	168,607
Namsa Holdco, LLC	Delayed Draw	548,659
Namsa Holdco, LLC	Revolver	400
National Dentex Labs, LLC	Revolver	9,195
National EC Services, INC.	Delayed Draw	15,528,019
National EC Services, INC.	Revolver	2,674,626
Navex Global Holdings Corporation	Delayed Draw	8,464,678
Navex Global Holdings Corporation	Revolver	5,825,726
NCP-MSI Buyer, Inc.	Delayed Draw	677,298
NCP-MSI Buyer, Inc.	Revolver	384
NDT Global Holding Inc.	Delayed Draw	2,576,000
NDT Global Holding Inc.	Revolver	2,300,000
Nelipak Holding Company	Delayed Draw	1,347,387
Nelipak Holding Company	Delayed Draw	160,285
Nelipak Holding Company	Revolver	2,696,742
Nellson Nutraceutical, LLC	Delayed Draw	585,059
Nellson Nutraceutical, LLC	Revolver	821,422
Net Health Acquisition Corp	Revolver	3,531,390
Netsmart Technologies, Inc.	Delayed Draw	7,789,000
Netsmart Technologies, Inc.	First Lien Term Loan	16,245
Netsmart Technologies, Inc.	Revolver	8,005,000
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	2,722,341
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	3,887,671
Netwrix Corporation And Concept Searching, Inc.	Revolver	2,870,000
New Era Merger Sub, Inc.	Revolver	286,084
Next HoldCo, LLC	Revolver	5,114,625
NFM & J, L.P.	Revolver	259,766
NFO Orange Buyer, LLC	Delayed Draw	9,149,777
NFO Orange Buyer, LLC	Revolver	2,744,933
NH Kronos Parent, Inc.	Delayed Draw	1,681,196
NH Kronos Parent, Inc.	Revolver	2,521,793
NL1 Acquire Corp.	Revolver	798,456
Nordahl Midco 4 S.A.R.L	Delayed Draw	14,057,557
North Star Acquisitionco LLC	Revolver	208,722

Borrower	Type	Principal Amount
Northwinds holdings, Inc.	Delayed Draw	1,208,770
Northwinds holdings, Inc.	Revolver	187,921
NS and Associates LLC	Revolver	885,796
Nxgen Buyer LLC	Revolver	1,958
Oak Funding LLC	Delayed Draw	5,321,315
Oakbridge Insurance Agency LLC	Delayed Draw	2,210,375
Oakbridge Insurance Agency LLC	Delayed Draw	356,741
Oakbridge Insurance Agency LLC	Revolver	1,070,812
Oaken Corporation	Delayed Draw	10,924,306
Oaken Corporation	Revolver	933,345
OB Hospitalist Group	Revolver	1,494,275
OB Hospitalist Group	Revolver	919,847
Obelix Parent (US) Inc.	Revolver	8,000,000
Odeon Bidco	Delayed Draw	13,891,572
Odevo AB	Delayed Draw	1,727,132
OEConnection LLC	Delayed Draw	19,410,030
OEConnection LLC	Delayed Draw	4,371,036
OEConnection LLC	Revolver	5,111,823
OEConnection LLC	Revolver	7,459,208
OIA Acquisition, LLC	Revolver	120,320
OIS Management Services, LLC	Revolver	625,049
Oliver Packaging, LLC	Revolver	892,221
OLO Parent, Inc.	Revolver	1,997,180
Olympic Buyer, Inc.	Revolver	1,545,503
Omega Systems Intermediate Holdings, Inc.	Delayed Draw	5,130,000
Omega Systems Intermediate Holdings, Inc.	Revolver	1,800,000
Omni Fiber, LLC	Delayed Draw	5,000,000
Omni Fiber, LLC	Delayed Draw	666,667
Omnigo Software, LLC	Delayed Draw	44,213
Omnigo Software, LLC	Revolver	57,089
One, Inc. Software Corporation	Delayed Draw	2,456,061
One, Inc. Software Corporation	Revolver	982,424
OneSource Virtual, Inc.	Revolver	6,187,178
oneZero Financial Systems, LLC	Delayed Draw	2,105,072
oneZero Financial Systems, LLC	Revolver	2,512,019
Onit, Inc.	Delayed Draw	18,883,122
Onit, Inc.	Revolver	6,294,374
Ons Mso, LLC	Delayed Draw	251,463
Ons Mso, LLC	Revolver	405,140
Ons Mso, LLC	Revolver	264,969
Onward Acquireco, Inc.	Delayed Draw	17,330,000
Onward Acquireco, Inc.	Revolver	7,220,000
Onyx-Fire Protection Services, Inc.	Revolver	2,748,920
Opale Luxco SARL	Delayed Draw	1,923,979
Opale Luxco SARL	Revolver	371,969
Opale Luxco SARL	Revolver	198,858
Opalite Buyer, Inc.	Delayed Draw	1,686,737
Opalite Buyer, Inc.	Revolver	2,530,106
OptConnect Management, LLC	Delayed Draw	2,411,718
OptConnect Management, LLC	Delayed Draw	5,627,342
OptConnect Management, LLC	Revolver	643,125
Optimizely North America Inc.	First Lien Term Loan	21,253
Optimizely North America Inc.	Revolver	4,451,528
Oracle Vision Holdco Limited	Delayed Draw	2,452,227
Orbcomm Inc.	Delayed Draw	858,696
Orbcomm Inc.	Revolver	1,195,652
Org USME Buyer, LLC	Revolver	114,518
Orion Group FM Holdings, LLC	Delayed Draw	9,857,220
Orion Group FM Holdings, LLC	Revolver	5,789,474
Orion Group FM Holdings, LLC	Revolver	163,158
Orion Services Group, LLC	Delayed Draw	1,201,316
Orion Services Group, LLC	Revolver	1,444,721
Orthodontic Partners, LLC	Delayed Draw	3,013,116
OSP Hamilton Purchaser, LLC	Delayed Draw	524,752
OSP Hamilton Purchaser, LLC	Revolver	6,375,000
OSP Lakeside Intermediate Holdings 2, LLC	Revolver	2,590,000
P3R Bidco Limited	Delayed Draw	17,381,228
P3R Bidco Limited	Revolver	6,952,491
Packaging Coordinators Midco, Inc.	Delayed Draw	23,456,150
Packaging Coordinators Midco, Inc.	Delayed Draw	73,070
Packaging Coordinators Midco, Inc.	Delayed Draw	14,313,655
Packaging Coordinators Midco, Inc.	Delayed Draw	3,979,186
Packaging Coordinators Midco, Inc.	Delayed Draw	78,500
Packaging Coordinators Midco, Inc.	Revolver	7,258,879
Packaging Coordinators Midco, Inc.	Revolver	9,272,480
Packaging Coordinators Midco, Inc.	Revolver	2,104,377
PAI Financing Merger Sub LLC	Revolver	2,377,500
Pamlico Avant Holdings, L.P.	Revolver	1,638,205
Pareto Buyer, LLC	Delayed Draw	13,151,928
Pareto Buyer, LLC	Revolver	8,767,951

Borrower	Type	Principal Amount
Pareto Health Intermediate Holdings, Inc.	Revolver	3,135,751
Paris US Holdco, Inc.	Delayed Draw	714,955
Paris US Holdco, Inc.	Revolver	707,562
PAS Parent, Inc.	Delayed Draw	85,021
PAS Parent, Inc.	Delayed Draw	416,769
PAS Parent, Inc.	Revolver	51,476
PAS Parent, Inc.	Revolver	37,500
Pathstone Family Office, LLC	Delayed Draw	4,796,293
Pathstone Family Office, LLC	Revolver	3,269,303
Pathstone Family Office, LLC	Revolver	197,259
Patriot Acquireco LLC	Revolver	909,091
Patriot Growth Insurance Services, LLC	Revolver	1,910,377
Pave America Holding, LLC	Delayed Draw	6,945,264
Pave America Holding, LLC	First Lien Term Loan	63,525
Pave America Holding, LLC	Revolver	5,016,681
Pavement Preservation Acquisition, LLC	Revolver	839,531
Pavion Corp.	Delayed Draw	445,667
PC Dreamscape Opco, Inc.	Revolver	1,315,789
PCIA SPV-3, LLC	Delayed Draw	444,889
PCIA SPV-3, LLC	Revolver	199,867
PCMI Parent, LLC	Revolver	706,690
PCS Midco, Inc.	Delayed Draw	279,260
PCS Software, Inc.	Revolver	363,714
PDDS Holdco, Inc.	Revolver	239,231
PDQ.com Corporation	Delayed Draw	6,452,500
PDQ.com Corporation	Delayed Draw	9,017,810
PDQ.com Corporation	Revolver	8,734,262
PeachTree Buyer, Inc.	Revolver	1,872,352
PeachTree Buyer, Inc.	Revolver	6,183,451
PeachTree Buyer, Inc.	Revolver	690,789
Pearl Acquisition Buyer, Inc.	Delayed Draw	4,088,414
Pearl Acquisition Buyer, Inc.	Revolver	1,258,621
Pediatric Home Respiratory Services LLC	Delayed Draw	2,151,218
Pediatric Home Respiratory Services LLC	Revolver	956,097
Penn TRGRP Holdings, LLC	Delayed Draw	1,789,273
Penn TRGRP Holdings, LLC	Revolver	1,153,750
People Corporation	Delayed Draw	30,920
People Corporation	Delayed Draw	1,540
People Corporation	Delayed Draw	1,164,803
People Corporation	Revolver	2,963
PerfectServe, Inc.	Revolver	6,147,500
PerkinElmer U.S. LLC	Delayed Draw	1,451,613
PestCo, LLC	Revolver	127,047
Petrus Buyer, Inc.	Revolver	549,451
PetVet Care Centers, LLC	Delayed Draw	4,188,750
PetVet Care Centers, LLC	Revolver	3,632,125
PF Carrus Careers, LLC	Revolver	5,802,999
PH Beauty Holdings III, Inc.	Revolver	199,509
Phantom Purchaser, Inc.	Revolver	8,241,568
Pharmalogic Holdings Corp.	Delayed Draw	2,651,515
Phoenix 1 Buyer Corporation	Revolver	5,051,639
Phynet Dermatology LLC	Revolver	25,377
Pike Corporation	Delayed Draw	4,029,255
Pike Corporation	Revolver	2,686,169
Pinnacle Dermatology Management, LLC	Revolver	414,433
Pinnacle Treatment Centers, Inc.	Revolver	285,714
Pinnacle Treatment Centers, Inc.	Revolver	147,182
Pinnacle Treatment Centers, Inc.	Revolver	306,468
PLA Buyer, LLC	Delayed Draw	842,866
Plaskolite PPC Intermediate II LLC	First Lien Term Loan	85,243
Plaskolite PPC Intermediate II LLC	Revolver	926,395
Play Holdings, Inc.	Revolver	1,568,335
Playpower, Inc.	Revolver	3,282,828
Plus Bidco, LLC	Delayed Draw	162,319
Plus Bidco, LLC	Revolver	608,696
PLZ Corp.	Revolver	7,172,942
PMI (US) Bidco, Inc.	Revolver	5,575,758
Polyphase Elevator Holding Company	Delayed Draw	718,161
Polyphase Elevator Holding Company	Revolver	1,618,520

Borrower	Type	Principal Amount
Poseidon IntermediateCo, Inc.	Delayed Draw	577,089
Poseidon IntermediateCo, Inc.	Revolver	295,990
PowerGEM Buyer, Inc.	Revolver	3,500,000
POY Holdings, LLC	Delayed Draw	283,095
POY Holdings, LLC	Revolver	641,736
PPV Intermediate Holdings LLC	Delayed Draw	1,966,174
PPV Intermediate Holdings LLC	Revolver	1,032,490
Precision Concepts Parent, Inc.	Revolver	216,319
Precision Concepts Parent, Inc.	Revolver	179,986
Premiere Buyer, LLC	Delayed Draw	294,982
Premiere Buyer, LLC	Revolver	156,525
Premise Health Holding Corp.	Delayed Draw	967,671
Premise Health Holding Corp.	Revolver	420,195
Premise Health Holding Corp.	Revolver	180,707
Premise Health Holding Corp.	Revolver	2,037,609
Priority Waste Holdings LLC	Delayed Draw	11,924
Private Credit Fund C-1 SPV 2, LLC	Revolver	29,981,395
Process Insights Acquisition, Inc.	Delayed Draw	810,340
Process Insights Acquisition, Inc.	Revolver	856,529
ProcessUnity Holdings, LLC	Revolver	650,000
Project Accelerate Parent, LLC	Revolver	6,250,000
Project Alliance Buyer, LLC	Revolver	212,282
Project Cardinal Acquisition, LLC	Delayed Draw	344,866
Project Cardinal Acquisition, LLC	Revolver	380,205
Project Neptune BidCo GmBH	Delayed Draw	13,084,696
Project Pathfinder Borrower, LLC	Revolver	6,166,667
Propio LS, LLC	Revolver	652,554
Pros Parent, Inc.	Revolver	3,809,524
PT Intermediate Holdings III, LLC	Delayed Draw	3,177,391
Puma Buyer, LLC	Revolver	8,115,238
Puma Buyer, LLC	Revolver	1,420,364
PumpTech, LLC	Delayed Draw	373,858
PumpTech, LLC	Revolver	380,146
QBS Parent, Inc.	Delayed Draw	28,051,214
QBS Parent, Inc.	Revolver	8,438,049
QBS Parent, Inc.	Revolver	7,238,784
QF Holdings, Inc.	Delayed Draw	3,504,835
QF Holdings, Inc.	Revolver	2,018,611
QF Holdings, Inc.	Revolver	201,754
Qinetic, Inc.	Delayed Draw	4,068,966
Qinetic, Inc.	Revolver	2,034,483
QSR Acquisition Co.	Delayed Draw	9,170,000
QSR Acquisition Co.	Revolver	3,570,000
Quality Automotive Services, LLC	Delayed Draw	1,825,154
Quality Automotive Services, LLC	Revolver	1,477,132
Quatro Parent, Inc.	Delayed Draw	10,714,286
Quest Analytics Inc.	Delayed Draw	35,359,589
Quest Analytics Inc.	Revolver	14,093,836
Quick Quack Car Wash Holdings, LLC	Delayed Draw	5,035,069
Quick Quack Car Wash Holdings, LLC	Revolver	2,333,333
Quirch Foods Holdings, LLC	Delayed Draw	843,750
QVF Acquisition, Inc.	Delayed Draw	1,818,182
QVF Acquisition, Inc.	Revolver	969,697
R&T Acquisitions, LLC	Delayed Draw	5,001,160
R&T Acquisitions, LLC	Revolver	1,384,937
R1 Holdings LLC	Delayed Draw	1
R1 Holdings LLC	Revolver	287,330
Race Winning Brands, Inc.	Revolver	937,500
Radwell Parent, LLC	Delayed Draw	16,922,431
Radwell Parent, LLC	Revolver	16,082
Radwell Parent, LLC	Revolver	1,762,040
RailPros Parent, LLC	Delayed Draw	4,568,421
RailPros Parent, LLC	Revolver	3,263,158
Rally Buyer, Inc.	Revolver	494,829

Borrower	Type	Principal Amount
Ranger Buyer, Inc.	Revolver	1,923,077
Rarebreed Veterinary Partners, Inc.	Delayed Draw	1,000,000
Rarebreed Veterinary Partners, Inc.	Delayed Draw	8,571,428
Raven Buyer, Inc.	Delayed Draw	2,047,545
Raven Buyer, Inc.	Revolver	777,093
Rawlings Sports Goods Company, Inc.	Revolver	594
RB Holdings Interco, LLC	Revolver	879,526
RCP Nats Purchaser, LLC	Delayed Draw	3,542,910
RCP Nats Purchaser, LLC	Revolver	5,001,739
Reagent Chemical & Research, LLC	Revolver	583,000
Real Chemistry Intermediate III, Inc.	Delayed Draw	2,458,788
Real Chemistry Intermediate III, Inc.	Revolver	3,725,438
Red Fox CD Acquisition Corporation	Delayed Draw	223,354
Reddy Ice LLC	Delayed Draw	37,865
Reddy Ice LLC	Revolver	56,157
Redwood Services Group, LLC	Delayed Draw	210,992
Redwood Services Group, LLC	Delayed Draw	260,090
Redwood Services Group, LLC	Delayed Draw	301,524
Redwood Services Group, LLC	Delayed Draw	321,981
Redwood Services Group, LLC	Revolver	582,295
RefrigiWear, LLC	Revolver	1,014,222
RefrigiWear, LLC	Revolver	5,130,414
Regent Holding Company, LLC	Revolver	1,917,293
REP Behavioral Health, LLC	Delayed Draw	2,301,667
REP Behavioral Health, LLC	Revolver	1,061,538
Revalize, Inc.	Revolver	391,575
Revival Animal Health, LLC	Delayed Draw	242,236
RFI Buyer, Inc.	Delayed Draw	1,102,468
RFI Buyer, Inc.	Revolver	380,848
Rialto Management Group, LLC	Revolver	268,888
Ridge Trail US Bidco, Inc.	Delayed Draw	2,460,756
Ridge Trail US Bidco, Inc.	Delayed Draw	13,734,043
Ridge Trail US Bidco, Inc.	Revolver	6,272,192
Risepoint, LLC	Delayed Draw	7,857,143
Riskonnect Parent, LLC	Revolver	3,944,170
Riverside Assessments, LLC	Revolver	800,000
Rivet Bidco Limited	Delayed Draw	12,367,105
Rivet Bidco Limited	Revolver	1,855,066
RJW Group Holdings, Inc.	Delayed Draw	1,739,131
RJW Group Holdings, Inc.	Delayed Draw	173,913
Rocket Buyer, LLC	Delayed Draw	488,278
Rocket Buyer, LLC	Revolver	194,571
RPC Topco, Inc.	Revolver	3,030,303
Runway Bidco, LLC	Delayed Draw	9,898,297
Runway Bidco, LLC	Revolver	4,986,047
Ruppert Landscape, LLC	Delayed Draw	129,190
Ruppert Landscape, LLC	Revolver	23,416
RWA Wealth Partners, LLC	Delayed Draw	1,371,277
RWA Wealth Partners, LLC	Revolver	492,074
Saab Purchaser, Inc.	Delayed Draw	14,884,026
Saab Purchaser, Inc.	Revolver	6,223,048
Saber Parent Holdings Corp.	Delayed Draw	2,575,215
Saber Parent Holdings Corp.	Delayed Draw	2,435,090
Saber Parent Holdings Corp.	First Lien Term Loan	15,299
Saber Parent Holdings Corp.	Revolver	2,105,422
Safari UK Bidco Limited	Delayed Draw	9,348,049
Safari UK Bidco Limited	Revolver	5,000,000
Safety Borrower Holdings LLC	Delayed Draw	121,956
Safety Borrower Holdings LLC	Revolver	34,496
Safety Borrower Holdings LLC	Revolver	45,683
Safety Borrower Holdings LLC	Revolver	639,225
Saguaro Buyer, LLC	Delayed Draw	9,697,249
Saguaro Buyer, LLC	Revolver	5,656,968
Sako and Partners Lower Holdings LLC	Revolver	6,862,450
Saldon Holdings, Inc.	Revolver	35,559
SAM Holding Company, Inc.	Delayed Draw	6,578,948
Sapphire Software Buyer, Inc.	Revolver	1,112,230
Saturn Borrower Inc.	Delayed Draw	2,539,149
Saturn Borrower Inc.	Revolver	830,302
SCW Holdings III Corp	Delayed Draw	1,800,000
SDC Holdco LLC	Revolver	1,590,100
Seahawk Bidco, LLC	Delayed Draw	4,923,407

Borrower	Type	Principal Amount
Seahawk Bidco, LLC	Revolver	900,000
Securonix, Inc.	Revolver	1,131,286
Securonix, Inc.	Revolver	1,182,413
Seismic Software, Inc.	Delayed Draw	7,993,721
Seismic Software, Inc.	Revolver	272,390
SEKO Global Logistics Network, LLC	Delayed Draw	55,236
Sentinel Buyer Corp.	Delayed Draw	2,308,235
Sentry Acquisition	Delayed Draw	1,583,333
Sentry Acquisition	Revolver	950,000
SePro Holdings, LLC	Delayed Draw	401,867
Serengeti Bidco LLC	Delayed Draw	8,571,429
Serengeti Bidco LLC	Revolver	2,857,143
Severin Acquisition, LLC	Delayed Draw	9,036,956
Severin Acquisition, LLC	Revolver	3,640,748
SG Acquisition, Inc.	Revolver	3,643,725
SGP Shaka Holdo, LLC	Delayed Draw	146,648
SGP Shaka Holdo, LLC	Revolver	38,737
Shackleton Bidco, Inc.	Delayed Draw	27,260,287
Shackleton Bidco, Inc.	Revolver	6,815,072
Shelby 2021 Holdings Corp.	Delayed Draw	13,381,361
Shock Doctor Intermediate LLC	Revolver	1,483,763
Shout! Factory, LLC	Revolver	130,782
SIB Corp.	Delayed Draw	1,474,270
SIB Corp.	Revolver	214,922
SIG Parent Holdings, LLC	Delayed Draw	2,373,927
Sigma Electric Manufacturing Corporation	Revolver	16,279
Sigma Irish Acquico Limited	Delayed Draw	1,495,447
Signant Finance One Limited	Delayed Draw	2,608,696
Signant Finance One Limited	Revolver	634,783
Silk Holdings III Corp.	Revolver	500,701
Simplicity Financial Marketing Group Holdings, Inc.	Revolver	4,738,267
SintecMedia NYC, Inc.	Revolver	466,102
Skylark UK Debtco Limited	Delayed Draw	3,267,193
Skyrodema Bidco, LLC	Delayed Draw	930,000
Slaine Holdings LLC	Delayed Draw	240,895
Slaine Holdings LLC	Revolver	435,147
Sleep OpCo LLC and Helix Sleep, Inc.	Revolver	440,251
Smile Doctors, LLC	Revolver	2,208,481
Soleo Holdings, Inc.	Delayed Draw	791,620
Soleo Holdings, Inc.	Revolver	1,055,493
Sonar Acquisitionco, Inc.	Revolver	2,264,151
Sonny's Enterprises, LLC	Revolver	85,657
Sonny's Enterprises, LLC	Revolver	169,282
Southern Air & Heat Holdings, LLC	Delayed Draw	15,058,737
Southpaw AP Buyer, LLC	Delayed Draw	1,986
Southpaw AP Buyer, LLC	Revolver	17,424
Spaceship Purchaser, Inc.	Revolver	927,593
Spanx, LLC	Revolver	3,238,648
Spark Purchaser, Inc.	Revolver	135,135
Specialized Dental Holdings II, LLC	Delayed Draw	426,993
Specialty Pharma III Inc.	Revolver	2,918,410
SpecialtyCare, Inc.	Delayed Draw	200,245
SpecialtyCare, Inc.	Revolver	40,859
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	648,831
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	1,739,130
Spectrum Safety Solutions Purchaser, LLC	Revolver	417,115
Spectrum Safety Solutions Purchaser, LLC	Revolver	599,794
Spectrum Safety Solutions Purchaser, LLC	Revolver	59,670
Speedstar Holding, LLC	Delayed Draw	1,035,000
Spindrift Beverage Co., Inc.	Delayed Draw	126,524

Borrower	Type	Principal Amount
Spindrift Beverage Co., Inc.	Revolver	286,184
Splash Car Wash, Inc.	Revolver	1,744,186
Spotless Brands, LLC	Delayed Draw	15,227,944
Spruce Bidco II Inc.	Revolver	4,698,205
Spruce Bidco II Inc.	Revolver	4,667,431
ST Athena Global LLC	Delayed Draw	934,107
ST Athena Global LLC	Revolver	3,165,905
Stanton Carpet Corp.	Revolver	1,189,468
Stark International Lux	Revolver	4,143,851
Stepping Stones Healthcare Services, LLC	Delayed Draw	6,000,000
Stepping Stones Healthcare Services, LLC	Revolver	1,000,000
Sterilex LLC	Revolver	433
Steward Partners Global Advisory, LLC	Delayed Draw	771,995
Steward Partners Global Advisory, LLC	Revolver	1,329,810
Summer Fridays, LLC	Revolver	2,592,593
Summit Buyer, LLC	Delayed Draw	1,373,034
Summit Buyer, LLC	Delayed Draw	18,206,522
Summit Buyer, LLC	Revolver	2,734,239
Summit Management Partners Intermediate, LLC	Delayed Draw	781,333
Summit Management Partners Intermediate, LLC	Revolver	459,556
Sun Acquirer Corp.	Delayed Draw	1,431,473
Sun Acquirer Corp.	Revolver	243,455
Sundance Group Holdings, Inc.	Revolver	1,561,010
Sunvair Aerospace Group Inc.	Delayed Draw	117,615
Sunvair Aerospace Group Inc.	Revolver	127,689
Superman Holdings LLC	Revolver	1,934,236
Supernova Intermediate	Delayed Draw	1,829,268
Supernova Intermediate	Revolver	640,244
SureScripts, LLC	Revolver	3,007,689
SureWerx Purchaser III, Inc.	Delayed Draw	500,000
SureWerx Purchaser III, Inc.	Revolver	1,226,511
SurfacePrep Buyer, LLC	Delayed Draw	707,731
SurfacePrep Buyer, LLC	Delayed Draw	439,911
SurfacePrep Buyer, LLC	Revolver	8,242,782
SV Newco 2, Inc.	Delayed Draw	45,333,687
SV Newco 2, Inc.	Revolver	823,918
SV Newco 2, Inc.	Revolver	2,226,562
SWK Buyer, Inc.	Revolver	552,632
Swoop Intermediate III, Inc.	Delayed Draw	7,584,516
Swoop Intermediate III, Inc.	Revolver	7,584,516
TA Polaris Buyer, Inc.	Delayed Draw	4,662,162
TA Polaris Buyer, Inc.	Revolver	2,027,027
Talon Buyer Inc.	Delayed Draw	1,027,527
Talon Buyer Inc.	Revolver	421,857
Tamarack Intermediate, LLC	Delayed Draw	9,276,605
Tamarack Intermediate, LLC	Revolver	5,228,125
Tango Bidco SAS	Delayed Draw	19,396,566
Tango Bidco SAS	Delayed Draw	2,386,208
Tango Bidco SAS	Delayed Draw	4,114,903
Tango Bidco SAS	Delayed Draw	5,426,399
Tank Holding Corp.	Revolver	1,280,415
Tau Buyer, LLC	Delayed Draw	6,361,933
Tau Buyer, LLC	Revolver	4,303,661
TCP Hawker Intermediate LLC	Delayed Draw	1,695,721
TCP Hawker Intermediate LLC	Revolver	395
Team Acquisition Corporation	Revolver	640,342
Telle Tire & Auto Service, LLC	Delayed Draw	425,576
Telle Tire & Auto Service, LLC	Delayed Draw	31,184
Telle Tire & Auto Service, LLC	Revolver	20,059
TerSera Therapeutics LLC	Revolver	673,463
TerSera Therapeutics, LLC	Revolver	572,940
The Arcticom Group, LLC	First Lien Term Loan	6,277

Borrower	Type	Principal Amount
The Arcticom Group, LLC	Revolver	371,429
The Chartis Group, LLC	Delayed Draw	3,104,964
The Chartis Group, LLC	Revolver	2,060,827
The Colt Group Intermediate, LLC	Revolver	298,039
The Hiller Companies, Inc.	Delayed Draw	58,501
The Mather Group, LLC	Delayed Draw	352,515
The Ultimus Group Midco, LLC	Delayed Draw	20,729,193
The Ultimus Group Midco, LLC	Revolver	7,786,209
The Vertex Companies, Inc.	Revolver	363,851
The Vertex Companies, Inc.	Revolver	2,054,568
Themis Bidco	Delayed Draw	2,527,992
THG Acquisition, LLC	Delayed Draw	2,802,310
THG Acquisition, LLC	Revolver	4,004,368
Three Rivers Buyer, Inc.	Revolver	231,346
Thunder Buyer, Inc.	Delayed Draw	2,650,393
Thunder Buyer, Inc.	Revolver	1,043,447
Thunder Purchase, Inc.	Delayed Draw	737,809
Thunder Purchase, Inc.	Revolver	1,959,812
TIDI Legacy Products, Inc.	Revolver	6,305,343
TigerConnect, Inc.	Revolver	1,875,000
TIKEHAU SONIC Sàrl	Delayed Draw	3,153,046
TIKEHAU SONIC Sàrl	Revolver	3,153,046
Time Manufacturing Acquisition, LLC	Revolver	416,545
Titan BW Borrower L.P.	Delayed Draw	169,681
Titan BW Borrower L.P.	Revolver	1,054,009
Titan Group Holdco, LLC	Delayed Draw	482,677
Titan Group Holdco, LLC	Revolver	2,500,000
Titan Home Improvement, LLC	Delayed Draw	101,163
Titan Home Improvement, LLC	Revolver	84,303
Togetherwork Holdings, LLC	Delayed Draw	4,530,000
Topgolf International, LLC	Revolver	984,261
Trackforce Acquireco, Inc.	Revolver	389,576
Trading Technologies International, Inc.	Revolver	210,763
Trak Purchaser, Inc.	Revolver	261,176
Transit Technologies LLC	Delayed Draw	170,793
Tribute Technology Holdings, LLC	Revolver	1,255,623
Tricentis Operations Holdings, Inc.	Delayed Draw	925,890
Tricentis Operations Holdings, Inc.	Revolver	547,431
Trident Maritime Systems, Inc.	Revolver	256,638
Trimech Acquisition Corp	Revolver	576,116
Trintech, Inc.	Delayed Draw	7,080,000
Trintech, Inc.	Revolver	5,310,000
Triple JJJ Lube, Corp.	Revolver	143,312
Tropical Bidco, LLC	Revolver	2,727,273
Truck-Lite Co., LLC	Delayed Draw	7,582,690
Truck-Lite Co., LLC	Delayed Draw	5,924,281
Truck-Lite Co., LLC	Delayed Draw	514,222
Truck-Lite Co., LLC	Revolver	2,673,522
Truck-Lite Co., LLC	Revolver	3,428,148
True Talent Advisory Borrower LLC	Delayed Draw	3,688,307
True Talent Advisory Borrower LLC	Revolver	2,120,198
Trunk Acquisition, Inc.	Delayed Draw	671,041
Trunk Acquisition, Inc.	Revolver	3,693,049
Trystar, LLC	Revolver	2,834,016
TSWT Acquisition, Inc.	Delayed Draw	97,471
TSWT Acquisition, Inc.	Revolver	153,377
TSYL Corporate Buyer, Inc.	Revolver	3,500,000
TurningPoint Healthcare Solutions, LLC	Revolver	4,191
TWAS Holdings, LLC	Delayed Draw	22,879,641
U.S. Urology Partners, LLC	Delayed Draw	344,988

Borrower	Type	Principal Amount
U.S. Urology Partners, LLC	Revolver	96,239
Ubeo, LLC	Delayed Draw	2,439,181
Ubeo, LLC	Delayed Draw	771,233
Ubeo, LLC	Revolver	1,159,685
UFS, LLC	Revolver	217,758
Unicorn Holdco Intermediate II LLC	Revolver	143,442
Unison Risk Advisors, Inc.	Delayed Draw	9,924,521
Unison Risk Advisors, Inc.	Delayed Draw	1,210,000
Unison Risk Advisors, Inc.	Revolver	804,778
Unison Risk Advisors, Inc.	Revolver	1,386,941
United Digestive MSO Parent, LLC	Delayed Draw	188,600
United Digestive MSO Parent, LLC	Revolver	345,940
United Digestive MSO Parent, LLC	Revolver	6,204,786
United Digestive MSO Parent, LLC	Revolver	254,160
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	114,943
Unity Purchaser, LLC	Delayed Draw	779,951
Unity Purchaser, LLC	Revolver	409,338
Unlimited Technology Holdings, LLC	Revolver	1,421,165
Upchurch Operating Companies, LLC	Revolver	136,510
UpStack Holdco Inc.	Delayed Draw	1,585,000
UpStack Holdco Inc.	Revolver	625,000
US Fitness Holdings, LLC	Revolver	1,801,885
USHV Management, LLC	Delayed Draw	757,941
USHV Management, LLC	Revolver	1,252,250
USHV Management, LLC	Revolver	356,664
USIC Holdings, Inc.	Delayed Draw	663,075
USIC Holdings, Inc.	Revolver	327,974
USN OpCO, LLC	Delayed Draw	3,164,557
USN OpCO, LLC	Revolver	2,531,646
USRP Holdings, Inc.	Delayed Draw	225,758
USRP Holdings, Inc.	Delayed Draw	16,210,522
USRP Holdings, Inc.	Delayed Draw	630,406
USRP Holdings, Inc.	Revolver	5,317,497
V Global Holdings LLC	Revolver	6,971,357
Valcourt Holdings II, LLC	Delayed Draw	1,374,738
Valcourt Holdings II, LLC	Revolver	260
Vale Insurance Services LLC	Revolver	2,419,355
Valet Waste Holdings, Inc.	Revolver	3,830
Valicor PPC Intermediate I LLC	Revolver	130,673
Valkyrie Buyer, LLC	Delayed Draw	470,198
Valkyrie Buyer, LLC	Revolver	1,859,578
Vamos Bidco, Inc.	Delayed Draw	3,451,301
Vamos Bidco, Inc.	Revolver	679,131
Vamos Bidco, Inc.	Revolver	228,460
Vanco Payment Solutions, LLC	Revolver	1,025,033
Vantage Specialty Chemicals, Inc.	Revolver	271,287
Vardiman Black Holdings, LLC	Delayed Draw	157,186
Vatica Health, Inc.	Revolver	1,001,484
Vehicle Management Services, LLC	Revolver	1,039,358
Vehlo Purchaser, LLC	Delayed Draw	5,863,636
Vehlo Purchaser, LLC	Revolver	900,000
Vensure Employer Services, Inc.	Delayed Draw	24,310,781
Vertex Service Partners, LLC	Delayed Draw	4,118,811
Vertex Service Partners, LLC	Revolver	-
Vessco Midco Holdings, LLC	Delayed Draw	18,814,693
Vessco Midco Holdings, LLC	Delayed Draw	182,692
Vessco Midco Holdings, LLC	Revolver	6,617,234
Vessco Midco Holdings, LLC	Revolver	423,077
VetEvolve Holdings, LLC	Delayed Draw	9,829,972
VIB Trade Receivables Designated Activity Company	Revolver	12,612,543
Victors Purchaser, LLC	Delayed Draw	3,213,321
Victors Purchaser, LLC	Delayed Draw	2,963,265
Victors Purchaser, LLC	Delayed Draw	4,789,449
Victors Purchaser, LLC	Revolver	2,162,967
Victors Purchaser, LLC	Revolver	476,911
Victors Purchaser, LLC	Revolver	7,698,606
Viper Bidco, Inc.	Delayed Draw	1,531,780
Viper Bidco, Inc.	Revolver	440,184
Visionary Buyer LLC	Delayed Draw	6,240,000
Visionary Buyer LLC	Revolver	3,000,000
Vista Higher Learning LLC	Revolver	1,000
Viva 5 Group, LLC	Revolver	62,136
VPP Intermediate Holdings, LLC	Delayed Draw	1,768,194
VRC Companies, LLC	Revolver	146
VSC Specialty Molding Acquisition LLC	Delayed Draw	704,143

Borrower	Type	Principal Amount
VSC Specialty Molding Acquisition LLC	Revolver	1,328,892
Vybond Buyer, LLC	Delayed Draw	5,257,009
Vybond Buyer, LLC	Revolver	3,942,757
W S Connelly Co, Inc.	Delayed Draw	77,075
W.A. Kendall and Company LLC	Delayed Draw	8,747,967
W.A. Kendall and Company LLC	Revolver	406,838
Wallet Bidco Limited	Delayed Draw	10,878,292
Walter Surface Technologies Inc.	Delayed Draw	3,384,637
Waternill Express, LLC	Delayed Draw	291,120
Waternill Express, LLC	Revolver	41,733
Waverly Advisors, LLC	Delayed Draw	1,432,750
Waverly Advisors, LLC	Revolver	407,549
Wealth Enhancement Group, LLC	Delayed Draw	9,905,310
Wealth Enhancement Group, LLC	Delayed Draw	1,770,528
Wealth Enhancement Group, LLC	Revolver	5,238,125
Web PT, Inc.	Revolver	937,500
Wellington Bidco, Inc.	Delayed Draw	519,410
Whitney Merger Sub, LLC	Revolver	6,250,000
Wildcats Purchaser LLC	Delayed Draw	1,961,678
Wildcats Purchaser LLC	Revolver	1,623,743
Wipfli Advisory LLC	Delayed Draw	13,149,644
Wipfli Advisory LLC	Revolver	10,494,528
Wisdom Purchaser, LLC	Revolver	1,875,000
Woodland Foods, LLC	Revolver	40,697
Woolpert Holdings, Inc.	Delayed Draw	3,392,255
Woolpert Holdings, Inc.	Revolver	1,949,281
WorkWave Intermediate II, LLC	Revolver	547,844
World Associates Holdings, LLC	Delayed Draw	5,738,706
World Associates Holdings, LLC	Revolver	722,913
World Insurance Associates, LLC	Delayed Draw	400,044
World Insurance Associates, LLC	Revolver	92,265
Worldwide Insurance Network, LLC	Delayed Draw	95,806
WPP Bullet Buyer, LLC	Revolver	1,751,573
WRE Holding Corp.	Delayed Draw	614,217
WRE Holding Corp.	Delayed Draw	11,096,933
WRE Holding Corp.	Revolver	1,467,787
WRE Holding Corp.	Revolver	1,741,443
Wrench Group LLC	Delayed Draw	6,367,725
Wrench Group LLC	Revolver	5,797,636
WU Holdco, Inc.	Delayed Draw	6,605,655
WU Holdco, Inc.	Delayed Draw	7,736,475

Borrower	Type	Principal Amount
WU Holdco, Inc.	Revolver	4,573,800
Xactus, LLC	Revolver	2,000,000
YA Intermediate Holdings II, LLC	Delayed Draw	2,869,300
YA Intermediate Holdings II, LLC	Revolver	782,230
YLG Holdings, Inc.	Delayed Draw	6,992,252
YLG Holdings, Inc.	Revolver	780,936
YLG Holdings, Inc.	Revolver	2,871,111
Zenith AcquisitionCo, LLC	Delayed Draw	3,636,931
Zenith AcquisitionCo, LLC	Revolver	1,430,441
Zephyr Buyer, L.P.	Revolver	3,000,000
Zeppelin US Buyer Inc.	Delayed Draw	310,152
Zeppelin US Buyer Inc.	Revolver	97,029
Zeus Company LLC	Delayed Draw	251,581
Zeus Company LLC	Delayed Draw	1,202,602
Zeus Company LLC	Revolver	793,658
Zeus Company LLC	Revolver	1,242,200
Zinc Buyer Corporation	Delayed Draw	3,891,354
Zinc Buyer Corporation	Delayed Draw	249,359
Zinc Buyer Corporation	Revolver	2,334,615
Zinc Buyer Corporation	Revolver	44,872
Zocdoc, Inc.	Delayed Draw	1,098,246
Zone Climate Services, Inc.	Delayed Draw	3,420,671
Zone Climate Services, Inc.	Revolver	53,227
Total		$5,084,424,581

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price. Reverse repurchase agreements are valued at cost.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The Fund did not have any repurchase agreements for the period ended June 30, 2026.

Borrowing, Use of Leverage

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, as most recently amended effective March 26, 2026, provides for borrowings on a committed basis in an aggregate principal amount up to $7,740,000,000. Under the Facility, the Fund has term loans in the amount of $1,526,500,000 (“Term Loans”), may borrow up to an additional $4,792,500,000 on a revolving basis (the “Revolving Loan”), and may borrow up to an additional $1,421,000,000 on a delayed draw term loan (“DDTL”). The Fund may request the Facility to be increased from time to time up to an aggregate amount of $10,000,000,000, subject to the approval and discretion of the lenders. The Revolving Loan matures on March 26, 2031, and the Term Loans and DDTL mature on April 23, 2032. As of June 30, 2026, the Term Loan, Revolving Loan, and DDTL balances were $1,526,500,000, $300,000,000 and $609,000,000, respectively. Fair value of the Term Loan, Revolving Loan and DDTL balance approximates carrying value as the loans have variable interest based on short term rates. These loans would be categorized as Level 3 within the fair value hierarchy.

In connection with the Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a default rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at certain times, such as when the Fund incurs indebtedness, the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowing outstanding as of June 30, 2026.

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $420 million with various maturities. On July 22, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $236 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $484.8 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On January 20, 2024, the Fund issued additional Series O Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $27 million, maturing on January 20, 2027. On March 18, 2024, the Fund issued additional Series T notes for a private placement to qualified institutional purchasers in the aggregate principal amount of $300 million, maturing on April 12, 2029. On August 15, 2024, the Fund issued additional Series U, Series V, Series W, Series X and Series Y notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $1,370 million with various maturities. On December 10, 2024, the Fund issued additional Series Z, Series AA, Series BB, Series CC and Series DD notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $755 million with various maturities. On March 18, 2025, the Fund issued additional Series EE, Series FF, Series GG, and Series HH notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $625 million, with various maturities. On December 22, 2025, the Fund issued additional Series II, Series JJ, Series KK, and Series LL notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $500 million, with various maturities. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the Consolidated Schedule of Swap Contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships.

The table below sets forth a summary of the key terms of the series of Notes outstanding at June 30, 2026.

Series	Principal Outstanding June 30, 2026	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value June 30, 2026	Fair Value June 30, 2026	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	19,099	6,277,821	643,703,080	640,540,524	4.10%	5.82%	March 28, 2027
A	250,000,000	Semi-Annual	6,994	1,415,972	248,577,034	246,361,740	4.10%	5.35%	March 28, 2027
C	130,000,000	Semi-Annual	68,442	51,460	129,880,098	129,982,609	5.50%	6.99%	July 19, 2026
D	10,000,000	Semi-Annual	5,257	3,860	9,990,883	9,998,662	5.50%	7.06%	July 19, 2026
E	130,000,000	Semi-Annual	208,868	1,207,420	128,583,712	129,144,128	5.61%	7.18%	July 19, 2027
F	160,000,000	Semi-Annual	450,748	4,323,351	155,225,901	156,868,664	5.72%	7.36%	July 19, 2029
G	40,000,000	Semi-Annual	112,693	1,076,076	38,811,231	39,217,166	5.72%	7.44%	July 19, 2029
I	95,000,000	Semi-Annual	482,637	(14,774)	94,532,137	95,974,794	7.10%	8.02%	December 6, 2027
I	10,000,000	Semi-Annual	30,507	(853)	9,970,346	10,102,610	7.10%	7.87%	December 6, 2027
J	141,000,000	Semi-Annual	1,170,890	114,497	139,714,613	144,083,579	7.17%	8.17%	December 6, 2029
L	304,800,000	Semi-Annual	1,231,021	1,639,668	301,929,311	307,324,309	6.77%	7.30%	August 4, 2028
M	114,000,000	Semi-Annual	602,897	1,597,838	111,799,265	115,415,948	6.81%	7.47%	August 4, 2030
N	66,000,000	Semi-Annual	410,900	2,028,081	63,561,019	67,508,144	6.99%	7.70%	August 4, 2033
O	85,000,000	Semi-Annual	190,016	(175,711)	84,985,695	85,461,830	7.04%	7.52%	January 20, 2027

O	27,000,000	Semi-Annual	4,066	(50,570)	27,046,504	27,146,699	7.04%	7.50%	January 20, 2027
P	224,000,000	Semi-Annual	1,016,974	(731,368)	223,714,394	227,698,996	7.06%	7.64%	January 20, 2029
Q	155,000,000	Semi-Annual	859,014	(937,547)	155,078,533	159,568,714	7.23%	7.85%	January 20, 2031
R	224,000,000	Semi-Annual	1,411,343	(1,396,647)	223,985,304	234,450,929	7.40%	7.99%	January 20, 2034
S	45,000,000	Semi-Annual	296,875	(282,506)	44,985,631	47,861,216	7.51%	8.13%	January 20, 2036
T	150,000,000	Semi-Annual	664,001	(400,778)	149,736,777	151,320,969	6.69%	7.23%	April 12, 2029
T	150,000,000	Semi-Annual	664,001	(205,341)	149,541,340	151,320,969	6.69%	7.21%	April 12, 2029
U	268,000,000	Semi-Annual	902,427	(570,898)	267,668,471	267,954,773	6.20%	5.75%	August 15, 2027
V	486,000,000	Semi-Annual	2,594,811	(1,081,153)	484,486,342	485,693,024	6.32%	5.96%	August 15, 2029
W	328,000,000	Semi-Annual	2,009,211	(250,725)	326,241,514	326,794,701	6.40%	6.07%	August 15, 2031
X	93,000,000	Semi-Annual	622,685	814,492	91,562,823	92,020,545	6.46%	6.18%	August 15, 2034
Y	195,000,000	Semi-Annual	1,347,945	2,763,934	190,888,121	193,294,271	6.51%	6.20%	August 15, 2036
Z	129,000,000	Semi-Annual	597,669	448,544	127,953,787	128,005,742	5.76%	6.22%	January 15, 2028
AA	160,500,000	Semi-Annual	1,013,382	1,150,471	158,336,147	157,928,893	5.85%	6.32%	March 14, 2030
BB	174,500,000	Semi-Annual	1,212,092	1,966,972	171,320,936	170,474,481	6.01%	6.45%	March 14, 2032
CC	91,000,000	Semi-Annual	675,200	1,884,603	88,440,197	87,887,571	6.13%	6.53%	March 14, 2035
DD	200,000,000	Semi-Annual	1,518,399	5,399,741	193,081,860	192,869,817	6.18%	6.56%	January 15, 2037
EE	150,000,000	Semi-Annual	29,469	884,632	149,085,899	147,583,412	5.42%	5.77%	July 2, 2028
FF	175,000,000	Semi-Annual	57,560	1,142,773	173,799,667	170,337,317	5.58%	5.79%	July 2, 2030
GG	225,000,000	Semi-Annual	73,146	1,661,936	223,264,918	217,149,520	5.80%	5.96%	July 2, 2032
HH	75,000,000	Semi-Annual	93,507	847,692	74,058,801	71,421,728	5.95%	6.04%	July 2, 2035
II	85,000,000	Semi-Annual	490,539	1,192,659	83,316,802	82,880,707	5.19%	5.82%	December 22, 2028
JJ	215,000,000	Semi-Annual	913,821	3,869,137	210,217,042	206,712,529	5.37%	5.81%	December 23, 2030
KK	60,000,000	Semi-Annual	383,380	1,207,114	58,409,506	57,047,256	5.61%	5.90%	December 22, 2032
LL	140,000,000	Semi-Annual	1,335,603	2,996,526	135,667,871	132,007,780	5.87%	5.93%	December 22, 2035
Total	$6,410,800,000		$25,778,089	$41,868,399	$6,343,153,512	$6,365,417,266

The Notes are fair valued using an income approach and classified as Level 3 in the fair value hierarchy. The discount rates used ranged from 5.77% – 6.70%.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an “AA” long-term rating by Kroll Bond Rating Agency, LLC.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund incurs costs in connection with the issuance of the Notes. These costs are recorded as a deferred charge and are being amortized over the respective life of each series of notes. Amortization of offering costs on notes is included on the Consolidated Statement of Operations and the carrying amount on the Consolidated Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs and the interest rate fair value adjustment.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

At June 30, 2026, the Fund was in compliance with all covenants under the Note Agreements.

3. Fair Value of Investments

Fair value — Definition

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of June 30, 2026:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$-	$447,159,353	$22,750,083,003	$-	$23,197,242,356
Private Investment Vehicles	-	-	617,136,721	12,398,233,861	13,015,370,582
Subordinated Debt	-	10,268,555	395,030,313	-	405,298,868
Preferred Stocks	-	-	130,446,289	-	130,446,289
Common Stocks	78,336,183	-	78,541,677	-	156,877,860
Collateralized Loan Obligations	-	16,167,478	39,393,738	-	55,561,216
Warrants	-	-	2,897,569	-	2,897,569
Short-Term Investments	602,012,481	-	-	-	602,012,481
Total Investments, at fair value	$680,348,664	$473,595,386	$24,013,529,310	$12,398,233,81	$37,565,707,221

Other Financial Instruments[1]
Forward Contracts	$-	$49,815,072	$-	$-	$49,815,072
Swap Contracts	-	6,098,871	-	-	6,098,871
Total Assets	$680,348,664	$529,509,329	$24,013,529,310	$12,398,233,861	$37,621,621,164
Liabilities
Other Financial Instruments[1]
Forward Contracts	$-	$11,021,308	$-	$-	$11,021,308
Swap Contracts	-	47,967,270	-	-	47,967,270
Total Liabilities, at fair value	$-	$58,988,578	$-	$-	$58,988,578

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2026:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt	Warrants	Common Stocks	Total
Balance as of April 1, 2026	$26,075,702,710	$575,518,297	$48,618,348	$147,365,279	$390,297,048	$1,342,281	$67,988,738	$27,306,832,701
Purchases	3,563,546,131	238,030,965	1,566,670	2,075,098	20,551,600	-	29,010,859	3,854,781,323
Sales/Paydowns	(6,857,035,552)	(29,707,617)	-	(12,516,439)	(4,305,789)	-	(3,611,111)	(6,907,176,508)
Realized gains (losses)[1]	(61,020,916)	-	-	5,690,949	(4)	-	-	(55,329,971)
Original issue discount and amendment fees	(3,487,503)	-	-	-	-	-	-	(3,487,503)
Accretion	10,904,504	-	5,475	-	175,798	-	-	11,085,777
Change in Unrealized appreciation (depreciation)	(10,963,319)	8,295,076	(393,063)	(12,168,598)	(11,688,340)	1,907,415	(14,846,809)	(39,857,638)
Transfers In2	62,940,036	-	-	-	-	-	-	62,940,036
Transfers Out[3]	(30,503,088)	(175,000,000)	(10,403,692)	-	-	(352,127)	-	(216,258,907)
Balance as of June 30, 2026	$22,750,083,003	$617,136,721	$39,393,738	$130,446,289	$395,030,313	$2,897,569	$78,541,677	$24,013,529,310
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2026	$(20,858,448)	$8,295,076	$31,321	$(12,054,088)	$(11,762,304)	$2,448,873	$(6,968,715)	$(40,868,285)

[1]	Senior Secured Loans includes paydown gains (losses) of $14,639,686.
[2]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments. This amount also includes transfers between categories.
[3]	Transferred from Level 3 to Level 2 because observable market data became available for the investments. This amount also includes transfers between categories.

4. Related Party Transactions and Arrangements

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities, or any investment which is advised or sponsored by the advisor. In the case of FBLC Senior Loan Fund LLC and Capstone Lending LLC, the Fund owns at least 5% of the voting securities of the issuer. In the case of Charisma Fund I LP, the Fund is the General Partner to Charisma Fund I LP.

Affiliated Investment Company	Type of Asset	Industry	Beginning Value at April 1, 2026	Purchases at Cost	Proceeds from Sales	Return of Capital	Dividend Income	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2026
FBLC Senior Loan Fund LLC[1]	Investment Fund	Diversified	$53,105,189	$-	$-	$-	$2,612,632	$-	$(690,208)	$52,414,981
Capstone Lending LLC[2]	Investment Fund	Diversified	23,908,620	-	-	2,500,000	291,200	-	396,304	26,804,924
Charisma Fund I LP Revolver[3]	Investment Fund	Diversified	-	20,142,278	-	-	-	-	-	20,142,278
Total			$77,013,809	$20,142,278	$-	$2,500,000	$2,903,832	$-	$(293,904)	$99,362,183

1	Franklin BSP Lending Corporation (FBLC) and the Fund are the members of FBLC Senior Loan Fund LLC (SLF), a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in SLF in the form of LLC equity interests as SLF makes investments, and all portfolio and other material decisions regarding SLF must be submitted to SLF’s board of directors which is comprised of an equal number of members appointed by each of FBLC and the Fund. Because management of SLF is shared equally between FBLC and the Fund, the Fund does not believe it controls SLF for purposes of the Investment Company Act or otherwise.

2	Morgan Stanley Direct Lending Fund (MSDL) and the Fund are members of Capstone Lending LLC, a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in Capstone Lending LLC in the form of LLC equity interests as Capstone Lending LLC makes investments, and all portfolio and other material decisions regarding Capstone Lending LLC must be submitted to Capstone Lending LLC’s board of directors which is comprised of an equal number of members appointed by each of MSDL and the Fund. Because management of Capstone Lending LLC is shared equally between MSDL and the Fund, the Fund does not believe it controls Capstone Lending LLC for purposes of the Investment Company Act or otherwise.

3	Charisma Fund I LP is a limited partnership managed by the Fund for 3rd party investors to invest in a portfolio of direct loans. The Fund has extended a revolving line of credit to Charisma Fund I LP to cover certain capital activity until equity can be called from investors.